UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Small Cap Value Index Fund Fidelity® Small Cap Value Index Fund : FISVX

This semi-annual shareholder report contains information about Fidelity® Small Cap Value Index Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Index Fund	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,637,635,690
Number of Holdings	1,434
Portfolio Turnover	14%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Financials	26.2
Industrials	12.4
Health Care	11.0
Consumer Discretionary	10.0
Real Estate	9.5
Information Technology	7.6
Energy	6.9
Utilities	5.8
Materials	5.4
Communication Services	3.2
Consumer Staples	1.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.6
Short-Term Investments and Net Other Assets (Liabilities) - 0.4

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.8
Canada - 1.3
Switzerland - 0.7
Puerto Rico - 0.3
Bermuda - 0.3
Norway - 0.3
Cameroon - 0.3
Monaco - 0.2
United Kingdom - 0.2
Others - 0.6

TOP HOLDINGS (% of Fund's net assets)
EchoStar Corp Class A	1.2
Hecla Mining Co	0.8
Cadence Bank	0.7
Commercial Metals Co	0.7
UMB Financial Corp	0.6
Jackson Financial Inc	0.6
CareTrust REIT Inc	0.6
TTM Technologies Inc	0.6
Old National Bancorp/IN	0.6
Ormat Technologies Inc	0.5
6.9
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915169.101    3406-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Small Cap Growth Index Fund Fidelity® Small Cap Growth Index Fund : FECGX

This semi-annual shareholder report contains information about Fidelity® Small Cap Growth Index Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Index Fund	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,119,949,730
Number of Holdings	1,115
Portfolio Turnover	23%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Health Care	25.8
Industrials	21.6
Information Technology	21.3
Financials	9.7
Consumer Discretionary	7.9
Materials	3.4
Energy	2.8
Communication Services	2.3
Real Estate	2.1
Consumer Staples	2.0
Utilities	0.5

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.4
Short-Term Investments and Net Other Assets (Liabilities) - 0.6

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 95.9
Canada - 1.3
Thailand - 1.2
United Kingdom - 0.6
Brazil - 0.3
Puerto Rico - 0.2
Bahamas (Nassau) - 0.1
Bailiwick Of Guernsey - 0.1
Singapore - 0.1
Others - 0.2

TOP HOLDINGS (% of Fund's net assets)
Credo Technology Group Holding Ltd	1.5
Bloom Energy Corp Class A	1.2
Fabrinet	1.2
IonQ Inc	1.0
Kratos Defense & Security Solutions Inc	0.9
Guardant Health Inc	0.9
Bridgebio Pharma Inc	0.9
Madrigal Pharmaceuticals Inc	0.8
Nextpower Inc Class A	0.7
Rambus Inc	0.7
9.8
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915168.101    3405-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Mid Cap Value Index Fund Fidelity® Mid Cap Value Index Fund : FIMVX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Value Index Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Value Index Fund	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$1,797,919,677
Number of Holdings	722
Portfolio Turnover	14%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Industrials	17.8
Financials	17.2
Information Technology	10.7
Real Estate	8.7
Consumer Discretionary	8.2
Health Care	8.2
Utilities	7.0
Energy	6.5
Materials	6.4
Consumer Staples	5.5
Communication Services	3.6

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.8
Short-Term Investments and Net Other Assets (Liabilities) - 0.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 98.6
Australia - 0.4
Canada - 0.3
United Kingdom - 0.2
Bermuda - 0.1
Puerto Rico - 0.1
Brazil - 0.1
Finland - 0.1
Guatemala - 0.1

TOP HOLDINGS (% of Fund's net assets)
Bank of New York Mellon Corp/The	0.8
Robinhood Markets Inc Class A	0.8
Warner Bros Discovery Inc	0.8
Cummins Inc	0.7
Corning Inc	0.7
Western Digital Corp	0.7
Allstate Corp/The	0.7
Digital Realty Trust Inc	0.7
L3Harris Technologies Inc	0.6
Kinder Morgan Inc	0.6
7.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915167.101    3404-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® Mid Cap Growth Index Fund Fidelity® Mid Cap Growth Index Fund : FMDGX

This semi-annual shareholder report contains information about Fidelity® Mid Cap Growth Index Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mid Cap Growth Index Fund	$ 3	0.05%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$3,592,068,656
Number of Holdings	285
Portfolio Turnover	7%
What did the Fund invest in?
(as of December 31, 2025)

MARKET SECTORS (% of Fund's net assets)
Consumer Discretionary	21.6
Industrials	20.8
Information Technology	16.9
Health Care	15.4
Financials	9.8
Communication Services	5.9
Utilities	2.8
Energy	2.6
Consumer Staples	1.6
Real Estate	1.4
Materials	0.4

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 99.2
Short-Term Investments and Net Other Assets (Liabilities) - 0.8

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 97.0
Korea (South) - 1.0
United Kingdom - 0.9
Canada - 0.5
Switzerland - 0.3
Australia - 0.2
Kazakhstan - 0.1
Puerto Rico - 0.0
Germany - 0.0

TOP HOLDINGS (% of Fund's net assets)
Howmet Aerospace Inc	2.8
Royal Caribbean Cruises Ltd	2.5
Hilton Worldwide Holdings Inc	2.2
Cencora Inc	2.1
Cloudflare Inc Class A	2.1
Vertiv Holdings Co Class A	2.1
Carvana Co Class A	2.0
Vistra Corp	1.8
IDEXX Laboratories Inc	1.8
Alnylam Pharmaceuticals Inc	1.7
21.1
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915166.101    3403-TSRS-0226

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2025
Fidelity® SAI Enhanced Municipal Income Fund Fidelity® SAI Enhanced Municipal Income Fund : FENCX

This semi-annual shareholder report contains information about Fidelity® SAI Enhanced Municipal Income Fund for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Enhanced Municipal Income Fund	$ 8	0.15%
Key Fund Statistics
(as of December 31, 2025)

KEY FACTS
Fund Size	$981,259,175
Number of Holdings	2,295
Portfolio Turnover	26%
What did the Fund invest in?
(as of December 31, 2025)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	28.4
Transportation	14.7
Special Tax	13.1
Health Care	12.9
Water & Sewer	5.3
Others(Individually Less Than 5%)	17.3
91.7

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.9
AA - 53.7
A - 27.0
BBB - 0.5
Not Rated - 0.6
Equities - 3.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.9

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	10.4
New York	8.7
Illinois	6.6
Florida	6.4
California	5.4

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9918389.100    9002-TSRS-0226

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Mid Cap Growth Index Fund
Fidelity® Mid Cap Value Index Fund
Fidelity® Small Cap Growth Index Fund
Fidelity® Small Cap Value Index Fund

Semi-Annual Report
December 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
A fund is not in any way connected to or sponsored, endorsed, sold or promoted by Frank Russell Company ("Russell") or by the London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). The LSE Group does not accept any liability whatsoever to any person arising out of the use of a fund or the underlying data.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Mid Cap Growth Index Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Anglogold Ashanti Plc	73,308	6,251,706
BRAZIL - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
XP Inc Class A	41,902	685,936
CANADA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States)	247,534	16,889,245
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States)	13,554	1,394,300
TOTAL CANADA		18,283,545
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)(c)	19,098	781,108
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	6,166	233,506
KAZAKHSTAN - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Freedom Holding Corp/NV (b)(c)	18,016	2,192,187
KOREA (SOUTH) - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Coupang Inc Class A (b)	1,570,378	37,045,217
PUERTO RICO - 0.0%
Financials - 0.0%
Banks - 0.0%
Popular Inc	7,065	879,734
SWITZERLAND - 0.3%
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
On Holding AG Class A (b)	267,838	12,449,110
UNITED KINGDOM - 0.9%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Flutter Entertainment PLC (b)	156,797	33,717,627
UNITED STATES - 96.2%
Communication Services - 5.9%
Diversified Telecommunication Services - 0.5%
AST SpaceMobile Inc Class A (b)(c)	244,070	17,726,804
GCI Liberty Inc Class A	2,060	75,952
GCI Liberty Inc Class C	9,381	349,067
Iridium Communications Inc	8,670	150,685
		18,302,508
Entertainment - 3.5%
Liberty Media Corp-Liberty Formula One Class A (b)	8,616	770,098
Liberty Media Corp-Liberty Formula One Class C (b)	77,938	7,677,672
Live Nation Entertainment Inc (b)(c)	189,955	27,068,588
ROBLOX Corp Class A (b)	744,493	60,326,268
Roku Inc Class A (b)	20,078	2,178,262
Take-Two Interactive Software Inc (b)	74,131	18,979,760
TKO Group Holdings Inc Class A	35,147	7,345,723
		124,346,371
Interactive Media & Services - 1.2%
Pinterest Inc Class A (b)	352,131	9,116,672
Reddit Inc Class A (b)	149,084	34,269,939
Trump Media & Technology Group Corp (b)(c)	104,401	1,382,269
		44,768,880
Media - 0.7%
DoubleVerify Holdings Inc (b)	82,750	946,660
Liberty Broadband Corp Class A (b)	5,789	279,493
Liberty Broadband Corp Class C (b)	27,246	1,324,156
Nexstar Media Group Inc	2,026	411,379
NIQ Global Intelligence Plc (c)	28,302	466,700
Trade Desk Inc (The) Class A (b)	535,639	20,332,856
		23,761,244
TOTAL COMMUNICATION SERVICES		211,179,003
Consumer Discretionary - 18.9%
Broadline Retail - 0.0%
Etsy Inc (b)	67,555	3,745,249
Distributors - 0.0%
Pool Corp	7,381	1,688,404
Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions Inc (b)	8,817	894,043
Duolingo Inc Class A (b)	45,633	8,008,592
Grand Canyon Education Inc (b)	9,279	1,543,190
H&R Block Inc	25,639	1,117,348
		11,563,173
Hotels, Restaurants & Leisure - 11.2%
Carnival Corp (b)	400,225	12,222,872
Cava Group Inc (b)(c)	119,769	7,029,243
Choice Hotels International Inc (c)	9,885	941,644
Churchill Downs Inc	66,878	7,609,379
Darden Restaurants Inc	133,204	24,512,200
Domino's Pizza Inc	11,432	4,765,086
DraftKings Inc Class A (b)	576,854	19,878,389
Dutch Bros Inc Class A (b)	140,771	8,618,001
Expedia Group Inc Class A	140,668	39,852,651
Hilton Worldwide Holdings Inc	273,781	78,643,592
Las Vegas Sands Corp	367,875	23,944,984
Norwegian Cruise Line Holdings Ltd (b)	486,433	10,857,185
Planet Fitness Inc Class A (b)	100,710	10,924,014
Royal Caribbean Cruises Ltd	304,130	84,827,940
Texas Roadhouse Inc	79,458	13,190,028
Travel + Leisure Co	24,194	1,706,403
Vail Resorts Inc	33,804	4,489,171
Viking Holdings Ltd (b)	209,263	14,943,471
Wendy's Co/The (c)	83,653	696,828
Wingstop Inc	33,338	7,950,780
Wyndham Hotels & Resorts Inc	79,592	6,013,972
Yum! Brands Inc	112,426	17,007,805
		400,625,638
Household Durables - 0.7%
SharkNinja Inc (b)	17,083	1,911,588
Somnigroup International Inc	242,667	21,665,310
TopBuild Corp (b)	2,362	985,402
		24,562,300
Specialty Retail - 4.9%
Burlington Stores Inc (b)	75,437	21,789,977
Carvana Co Class A (b)	162,268	68,480,342
Chewy Inc Class A (b)	262,181	8,665,082
Floor & Decor Holdings Inc Class A (b)	40,629	2,473,900
Lithia Motors Inc Class A	3,209	1,066,447
Murphy USA Inc	20,429	8,243,510
RH (b)	3,098	555,007
Ross Stores Inc	76,433	13,768,641
Tractor Supply Co	638,100	31,911,381
Ulta Beauty Inc (b)	13,547	8,196,070
Valvoline Inc (b)(c)	135,059	3,924,815
Wayfair Inc Class A (b)	21,093	2,117,948
Williams-Sonoma Inc	21,238	3,792,894
		174,986,014
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp (b)	174,181	18,057,344
Lululemon Athletica Inc (b)	71,825	14,925,953
Ralph Lauren Corp Class A	3,357	1,187,069
Tapestry Inc	227,687	29,091,568
		63,261,934
TOTAL CONSUMER DISCRETIONARY		680,432,712
Consumer Staples - 1.6%
Beverages - 0.3%
Celsius Holdings Inc (b)	197,310	9,024,959
Coca-Cola Consolidated Inc	9,305	1,426,457
		10,451,416
Consumer Staples Distribution & Retail - 1.1%
BJ's Wholesale Club Holdings Inc (b)	23,188	2,087,616
Casey's General Stores Inc	6,645	3,672,758
Performance Food Group Co (b)	22,652	2,036,868
Sprouts Farmers Market Inc (b)	117,486	9,360,110
Sysco Corp	308,067	22,701,457
		39,858,809
Food Products - 0.2%
Darling Ingredients Inc (b)	20,993	755,748
Freshpet Inc (b)	15,794	962,328
Hershey Co/The	21,103	3,840,324
		5,558,400
TOTAL CONSUMER STAPLES		55,868,625
Energy - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
Cheniere Energy Inc	115,123	22,378,760
HF Sinclair Corp	18,579	856,120
Phillips 66	34,593	4,463,881
Targa Resources Corp	254,957	47,039,567
Texas Pacific Land Corp	69,242	19,887,687
TOTAL ENERGY		94,626,015
Financials - 9.7%
Banks - 0.1%
Pinnacle Financial Partners Inc	6,327	603,659
Western Alliance Bancorp	27,103	2,278,549
		2,882,208
Capital Markets - 5.9%
Ameriprise Financial Inc	101,298	49,670,462
Ares Management Corp Class A	225,861	36,505,914
Bank of New York Mellon Corp/The	60,822	7,060,826
Blue Owl Capital Inc Class A (c)	762,096	11,385,714
Coinbase Global Inc Class A (b)	26,112	5,904,968
FactSet Research Systems Inc	2,922	847,935
Hamilton Lane Inc Class A	31,675	4,254,269
Houlihan Lokey Inc Class A	24,753	4,311,725
Jefferies Financial Group Inc	44,888	2,781,709
Lazard Inc	21,388	1,038,601
LPL Financial Holdings Inc	95,647	34,162,239
Morningstar Inc	18,420	4,002,850
MSCI Inc	43,004	24,672,685
Robinhood Markets Inc Class A (b)	118,921	13,449,965
TPG Inc Class A	149,022	9,513,564
Tradeweb Markets Inc Class A	11,714	1,259,724
		210,823,150
Consumer Finance - 0.2%
Ally Financial Inc	39,054	1,768,756
Credit Acceptance Corp (b)(c)	550	243,902
Figure Technology Solutions Inc Class A (c)	7,418	302,951
SLM Corp	33,443	904,968
SoFi Technologies Inc Class A (b)	199,482	5,222,439
		8,443,016
Financial Services - 2.7%
Affirm Holdings Inc Class A (b)	196,199	14,603,092
Block Inc Class A (b)	237,604	15,465,644
Corpay Inc (b)	81,577	24,548,967
Equitable Holdings Inc	360,890	17,196,409
Shift4 Payments Inc Class A (b)(c)	79,444	5,002,589
Toast Inc Class A (b)	555,991	19,743,240
UWM Holdings Corp Class A	22,689	99,377
WEX Inc (b)	3,316	494,018
		97,153,336
Insurance - 0.8%
Brown & Brown Inc	36,638	2,920,049
Everest Group Ltd	6,998	2,374,771
Kinsale Capital Group Inc	26,543	10,381,498
Markel Group Inc (b)	3,050	6,556,433
RLI Corp	5,212	333,463
Ryan Specialty Holdings Inc Class A (c)	127,608	6,588,401
		29,154,615
TOTAL FINANCIALS		348,456,325
Health Care - 15.4%
Biotechnology - 5.7%
Alnylam Pharmaceuticals Inc (b)	152,156	60,504,833
Apellis Pharmaceuticals Inc (b)	129,360	3,249,523
Caris Life Sciences Inc (b)	13,508	364,446
Exact Sciences Corp (b)	12,333	1,252,539
Exelixis Inc (b)	255,852	11,213,993
Halozyme Therapeutics Inc (b)	139,253	9,371,727
Incyte Corp (b)	49,802	4,918,944
Insmed Inc (b)	235,573	40,999,125
Ionis Pharmaceuticals Inc (b)	176,363	13,952,077
Natera Inc (b)	155,845	35,702,531
Neurocrine Biosciences Inc (b)(c)	99,448	14,104,710
Sarepta Therapeutics Inc (b)(c)	92,617	1,993,118
Summit Therapeutics Inc (b)(c)	140,165	2,451,486
Ultragenyx Pharmaceutical Inc (b)	110,521	2,541,983
Viking Therapeutics Inc (b)(c)	10,262	361,017
		202,982,052
Health Care Equipment & Supplies - 4.3%
Dexcom Inc (b)	469,334	31,149,698
IDEXX Laboratories Inc (b)	95,632	64,697,917
Inspire Medical Systems Inc (b)	32,479	2,995,537
Insulet Corp (b)	84,165	23,923,060
Masimo Corp (b)(c)	54,095	7,035,596
Penumbra Inc (b)	44,890	13,956,750
ResMed Inc	41,435	9,980,448
		153,739,006
Health Care Providers & Services - 3.2%
Cardinal Health Inc	143,964	29,584,602
Cencora Inc	219,789	74,233,735
Chemed Corp	1,486	635,799
DaVita Inc (b)	42,150	4,788,662
Molina Healthcare Inc (b)	33,480	5,810,119
		115,052,917
Health Care Technology - 1.1%
Doximity Inc Class A (b)	160,247	7,095,737
Veeva Systems Inc Class A (b)	141,052	31,487,038
		38,582,775
Life Sciences Tools & Services - 1.1%
Medpace Holdings Inc (b)	26,798	15,051,097
Repligen Corp (b)	7,857	1,287,448
Sotera Health Co (b)	23,807	419,955
Tempus AI Inc Class A (b)(c)	115,298	6,808,347
Waters Corp (b)	37,384	14,199,565
		37,766,412
Pharmaceuticals - 0.0%
Corcept Therapeutics Inc (b)(c)	112,802	3,925,510
TOTAL HEALTH CARE		552,048,672
Industrials - 20.8%
Aerospace & Defense - 6.8%
Axon Enterprise Inc (b)	89,540	50,852,452
BWX Technologies Inc	19,262	3,329,244
Carpenter Technology Corp	10,209	3,214,202
HEICO Corp	50,786	16,433,842
HEICO Corp Class A	90,210	22,771,710
Howmet Aerospace Inc	481,332	98,682,687
Karman Holdings Inc (b)(c)	61,015	4,464,468
Leonardo DRS Inc	35,623	1,214,388
Loar Holdings Inc (b)(c)	46,262	3,145,816
Rocket Lab Corp	496,605	34,643,165
StandardAero Inc (b)	15,049	431,604
		239,183,578
Building Products - 0.8%
AAON Inc (c)	80,656	6,150,020
Armstrong World Industries Inc	15,169	2,898,796
Carlisle Cos Inc	5,842	1,868,622
Lennox International Inc	38,124	18,512,252
Simpson Manufacturing Co Inc	4,136	667,840
		30,097,530
Commercial Services & Supplies - 0.9%
Rollins Inc	336,903	20,220,919
Tetra Tech Inc	58,534	1,963,230
Veralto Corp	113,586	11,333,611
		33,517,760
Construction & Engineering - 3.1%
Comfort Systems USA Inc	41,756	38,970,457
EMCOR Group Inc	18,342	11,221,452
MasTec Inc (b)	15,722	3,417,491
Quanta Services Inc	136,947	57,799,851
WillScot Holdings Corp	54,288	1,022,243
		112,431,494
Electrical Equipment - 2.2%
Rockwell Automation Inc	10,913	4,245,921
Vertiv Holdings Co Class A	456,670	73,985,107
		78,231,028
Ground Transportation - 0.3%
Avis Budget Group Inc (b)(c)	6,943	890,926
Lyft Inc Class A (b)	73,958	1,432,566
Old Dominion Freight Line Inc	12,582	1,972,858
U-Haul Holding Co (b)	3,774	190,247
U-Haul Holding Co Class N	45,912	2,145,927
XPO Inc (b)	28,331	3,850,466
		10,482,990
Machinery - 0.1%
Allison Transmission Holdings Inc	16,748	1,639,629
RBC Bearings Inc (b)	7,545	3,383,405
		5,023,034
Passenger Airlines - 0.1%
Alaska Air Group Inc (b)	23,833	1,198,800
American Airlines Group Inc (b)	49,312	755,953
Southwest Airlines Co	58,184	2,404,745
		4,359,498
Professional Services - 2.9%
Booz Allen Hamilton Holding Corp Class A	143,595	12,113,674
Broadridge Financial Solutions Inc	127,085	28,361,560
Dayforce Inc (b)	17,038	1,178,348
Equifax Inc	25,415	5,514,547
ExlService Holdings Inc (b)	185,289	7,863,665
KBR Inc	11,377	457,355
Paychex Inc	121,225	13,599,021
Paycom Software Inc	33,665	5,364,854
Paylocity Holding Corp (b)	48,278	7,362,395
Verisk Analytics Inc	100,832	22,555,110
		104,370,529
Trading Companies & Distributors - 3.6%
Core & Main Inc Class A (b)	132,249	6,872,981
Fastenal Co	1,131,676	45,414,158
Ferguson Enterprises Inc	13,491	3,003,501
FTAI Aviation Ltd	122,268	24,068,456
SiteOne Landscape Supply Inc (b)	17,053	2,124,121
WW Grainger Inc	44,815	45,220,576
		126,703,793
TOTAL INDUSTRIALS		744,401,234
Information Technology - 16.9%
Communications Equipment - 0.1%
Lumentum Holdings Inc (b)	6,367	2,346,813
Ubiquiti Inc	5,055	2,797,184
		5,143,997
Electronic Equipment, Instruments & Components - 0.6%
CDW Corp/DE	11,411	1,554,178
Jabil Inc	82,621	18,839,241
		20,393,419
IT Services - 3.7%
Cloudflare Inc Class A (b)	376,305	74,188,532
Gartner Inc (b)	88,383	22,297,263
Globant SA (b)	5,005	327,177
GoDaddy Inc Class A (b)	161,428	20,029,986
Kyndryl Holdings Inc (b)	18,008	478,292
MongoDB Inc Class A (b)	9,022	3,786,443
Okta Inc Class A (b)	79,107	6,840,382
Twilio Inc Class A (b)	28,980	4,122,115
		132,070,190
Semiconductors & Semiconductor Equipment - 2.7%
Astera Labs Inc (b)	151,213	25,155,795
Enphase Energy Inc (b)	152,744	4,895,445
Entegris Inc (c)	29,304	2,468,862
Lattice Semiconductor Corp (b)	138,840	10,215,847
MACOM Technology Solutions Holdings Inc (b)	18,846	3,227,943
Monolithic Power Systems Inc	55,559	50,356,455
Onto Innovation Inc (b)	12,987	2,050,128
		98,370,475
Software - 8.7%
Appfolio Inc Class A (b)	26,388	6,139,168
Bentley Systems Inc Class B (c)	188,920	7,210,132
Circle Internet Group Inc Class A	8,781	696,333
Confluent Inc Class A (b)	346,660	10,482,998
Datadog Inc Class A (b)	374,701	50,955,589
Docusign Inc (b)	182,166	12,460,154
Dropbox Inc Class A (b)	58,160	1,616,848
Dynatrace Inc (b)	352,455	15,275,400
Elastic NV (b)	110,761	8,355,810
Fair Isaac Corp (b)	23,187	39,200,406
Gen Digital Inc	71,647	1,948,082
Gitlab Inc Class A (b)(c)	167,599	6,289,990
Guidewire Software Inc (b)	101,877	20,478,296
HubSpot Inc (b)	61,035	24,493,346
Manhattan Associates Inc (b)	71,962	12,471,734
nCino Inc (b)	17,865	458,059
Nutanix Inc Class A (b)	76,533	3,955,991
Pegasystems Inc	34,622	2,067,626
Procore Technologies Inc (b)(c)	137,533	10,004,150
PTC Inc (b)	16,535	2,880,562
RingCentral Inc Class A (b)	96,087	2,774,993
Rubrik Inc Class A (b)	95,807	7,327,319
Samsara Inc Class A (b)	374,665	13,281,874
SentinelOne Inc Class A (b)	255,527	3,832,905
Teradata Corp (b)	25,559	778,016
Tyler Technologies Inc (b)	42,844	19,449,034
Unity Software Inc (b)	22,507	994,134
Zscaler Inc (b)	119,905	26,969,033
		312,847,982
Technology Hardware, Storage & Peripherals - 1.1%
NetApp Inc	94,683	10,139,602
Pure Storage Inc Class A (b)	319,588	21,415,593
Super Micro Computer Inc (b)(c)	282,520	8,269,360
		39,824,555
TOTAL INFORMATION TECHNOLOGY		608,650,618
Materials - 0.2%
Construction Materials - 0.1%
Eagle Materials Inc	2,324	480,324
James Hardie Industries PLC (b)	114,245	2,370,584
		2,850,908
Metals & Mining - 0.1%
Steel Dynamics Inc	15,754	2,669,515
TOTAL MATERIALS		5,520,423
Real Estate - 1.4%
Real Estate Management & Development - 0.4%
CBRE Group Inc Class A (b)	39,206	6,303,933
CoStar Group Inc (b)	62,072	4,173,721
Jones Lang LaSalle Inc (b)	15,247	5,130,158
		15,607,812
Residential REITs - 0.1%
Sun Communities Inc	28,089	3,480,508
UDR Inc	21,556	790,674
		4,271,182
Retail REITs - 0.5%
Simon Property Group Inc	86,309	15,976,659
Specialized REITs - 0.4%
Lamar Advertising Co Class A	103,595	13,113,055
TOTAL REAL ESTATE		48,968,708
Utilities - 2.8%
Electric Utilities - 1.0%
NRG Energy Inc	225,926	35,976,456
Independent Power and Renewable Electricity Producers - 1.8%
Vistra Corp	406,084	65,513,532
TOTAL UTILITIES		101,489,988
TOTAL UNITED STATES		3,451,642,323
TOTAL COMMON STOCKS (Cost $3,241,891,338)		3,564,161,999

U.S. Treasury Obligations - 0.0%
	Yield (%) (d)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (e) (Cost $648,128)	3.82	651,000	648,339

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.79	12,386,123	12,388,600
Fidelity Securities Lending Cash Central Fund (f)(g)	3.77	99,137,218	99,147,132
TOTAL MONEY MARKET FUNDS (Cost $111,536,264)			111,535,732

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $3,354,075,730)	3,676,346,070
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(84,277,414)
NET ASSETS - 100.0%	3,592,068,656

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	63	3/2026	20,948,760	(149,457)

The notional amount of long futures as a percentage of Net Assets is 0.6%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $648,339.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	3,066,298	330,352,603	321,029,568	196,719	(201)	(532)	12,388,600	12,386,123	0.0%
Fidelity Securities Lending Cash Central Fund	24,133,322	454,225,167	379,213,239	155,942	1,882	-	99,147,132	99,137,218	0.3%
Total	27,199,620	784,577,770	700,242,807	352,661	1,681	(532)	111,535,732

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	211,179,003	211,179,003	-	-
Consumer Discretionary	781,315,019	781,315,019	-	-
Consumer Staples	55,868,625	55,868,625	-	-
Energy	94,626,015	94,626,015	-	-
Financials	352,447,688	352,447,688	-	-
Health Care	552,048,672	552,048,672	-	-
Industrials	745,795,534	745,795,534	-	-
Information Technology	608,650,618	608,650,618	-	-
Materials	11,772,129	11,772,129	-	-
Real Estate	48,968,708	48,968,708	-	-
Utilities	101,489,988	101,489,988	-	-

U.S. Treasury Obligations	648,339	-	648,339	-

Money Market Funds	111,535,732	111,535,732	-	-
Total Investments in Securities:	3,676,346,070	3,675,697,731	648,339	-
Derivative Instruments:

Liabilities
Futures Contracts	(149,457)	(149,457)	-	-
Total Liabilities	(149,457)	(149,457)	-	-
Total Derivative Instruments:	(149,457)	(149,457)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(149,457)
Total Equity Risk	-	(149,457)
Total Value of Derivatives	-	(149,457)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Growth Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $109,634,255) - See accompanying schedule:
Unaffiliated issuers (cost $3,242,539,466)	$3,564,810,338
Fidelity Central Funds (cost $111,536,264)	111,535,732

Total Investment in Securities (cost $3,354,075,730)		$3,676,346,070
Segregated cash with brokers for derivative instruments		136,754
Foreign currency held at value (cost $301)		297
Receivable for fund shares sold		18,043,649
Dividends receivable		897,760
Distributions receivable from Fidelity Central Funds		46,968
Total assets		3,695,471,498
Liabilities
Payable for fund shares redeemed	$3,956,325
Accrued management fee	149,070
Payable for daily variation margin on futures contracts	152,194
Other payables and accrued expenses	3
Collateral on securities loaned	99,145,250
Total liabilities		103,402,842
Net Assets		$3,592,068,656
Net Assets consist of:
Paid in capital		$3,288,834,247
Total accumulated earnings (loss)		303,234,409
Net Assets		$3,592,068,656
Net Asset Value, offering price and redemption price per share ($3,592,068,656 ÷ 102,437,729 shares)		$35.07
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$8,827,731
Interest		13,237
Income from Fidelity Central Funds (including $155,942 from security lending)		352,661
Total income		9,193,629
Expenses
Management fee	$846,874
Independent trustees' fees and expenses	3,753
Total expenses before reductions	850,627
Expense reductions	(1,615)
Total expenses after reductions		849,012
Net Investment income (loss)		8,344,617
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(21,344,008)
Redemptions in-kind	28,927,139
Fidelity Central Funds	1,681
Futures contracts	969,035
Total net realized gain (loss)		8,553,847
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(58,717,551)
Fidelity Central Funds	(532)
Assets and liabilities in foreign currencies	(2)
Futures contracts	(319,727)
Total change in net unrealized appreciation (depreciation)		(59,037,812)
Net gain (loss)		(50,483,965)
Net increase (decrease) in net assets resulting from operations		$(42,139,348)
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,344,617	$9,782,545
Net realized gain (loss)	8,553,847	117,242,965
Change in net unrealized appreciation (depreciation)	(59,037,812)	239,978,543
Net increase (decrease) in net assets resulting from operations	(42,139,348)	367,004,053
Distributions to shareholders	(57,170,671)	(6,611,673)

Share transactions
Proceeds from sales of shares	1,253,555,842	2,026,921,411
Reinvestment of distributions	50,195,528	5,324,589
Cost of shares redeemed	(494,598,134)	(616,687,912)

Net increase (decrease) in net assets resulting from share transactions	809,153,236	1,415,558,088
Total increase (decrease) in net assets	709,843,217	1,775,950,468

Net Assets
Beginning of period	2,882,225,439	1,106,274,971
End of period	$3,592,068,656	$2,882,225,439

Other Information
Shares
Sold	34,797,807	60,140,865
Issued in reinvestment of distributions	1,412,573	171,202
Redeemed	(13,665,387)	(18,967,376)
Net increase (decrease)	22,544,993	41,344,691

Financial Highlights
Fidelity® Mid Cap Growth Index Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$36.08	$28.70	$25.12	$20.56	$31.08	$21.71
Income from Investment Operations
Net investment income (loss) A,B	.09	.19	.19	.18	.17	.13
Net realized and unrealized gain (loss)	(.45)	7.34	3.56	4.56	(8.78)	9.34
Total from investment operations	(.36)	7.53	3.75	4.74	(8.61)	9.47
Distributions from net investment income	(.16)	(.15)	(.17)	(.18)	(.12)	(.10)
Distributions from net realized gain	(.49)	-	-	-	(1.79)	-
Total distributions	(.65)	(.15)	(.17)	(.18)	(1.91)	(.10)
Net asset value, end of period	$35.07	$36.08	$28.70	$25.12	$20.56	$31.08
Total Return C,D	(1.02) %	26.34%	15.01%	23.13%	(29.57)%	43.70%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.05% G	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05 % G	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05% G	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.49% G	.58%	.72%	.81%	.62%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$3,592,069	$2,882,225	$1,106,275	$709,515	$457,328	$653,513
Portfolio turnover rate H	7 % G,I	53% I	54% I	46%	62%	54%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Mid Cap Value Index Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	83,550	7,125,144
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	31,288	348,549
Liberty Global Ltd Class C (b)	25,705	283,783

TOTAL BELGIUM		632,332
BERMUDA - 0.1%
Financials - 0.1%
Insurance - 0.1%
RenaissanceRe Holdings Ltd	8,547	2,403,075
BRAZIL - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
XP Inc Class A	68,078	1,114,437
CANADA - 0.3%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc (United States)	22,149	1,511,226
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
RB Global Inc (United States)	32,856	3,379,897
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp Class A (United States)	25,518	978,360
TOTAL CANADA		5,869,483
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	28,156	1,051,627
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Birkenstock Holding Plc (b)	7,050	288,345
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Bullish	5,283	200,067
GUATEMALA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
Millicom International Cellular SA	18,878	1,046,596
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	23,240	613,071
KAZAKHSTAN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Freedom Holding Corp/NV (b)(d)	491	59,744
PUERTO RICO - 0.1%
Financials - 0.1%
Banks - 0.1%
Popular Inc	11,278	1,404,337
UNITED KINGDOM - 0.2%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Flutter Entertainment PLC (b)	5,150	1,107,456
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	75,641	3,370,563
TOTAL UNITED KINGDOM		4,478,019
UNITED STATES - 98.4%
Communication Services - 3.5%
Diversified Telecommunication Services - 0.1%
AST SpaceMobile Inc Class A (b)(d)	3,166	229,947
Frontier Communications Parent Inc (b)	46,286	1,762,108
GCI Liberty Inc Class A	474	17,475
GCI Liberty Inc Class C	2,588	96,300
GCI Liberty Inc/DEL Class A (b)(c)	9,740	0
Iridium Communications Inc	16,008	278,219
		2,384,049
Entertainment - 2.1%
Electronic Arts Inc	47,468	9,699,136
Liberty Live Holdings Inc Class A	3,729	303,913
Liberty Live Holdings Inc Class C	8,654	719,667
Liberty Media Corp-Liberty Formula One Class A (b)	2,947	263,403
Liberty Media Corp-Liberty Formula One Class C (b)	27,329	2,692,180
Madison Square Garden Sports Corp Class A (b)	3,043	787,072
Roku Inc Class A (b)	21,174	2,297,167
Take-Two Interactive Software Inc (b)	22,735	5,820,842
TKO Group Holdings Inc Class A	7,450	1,557,050
Warner Bros Discovery Inc (b)	439,664	12,671,117
		36,811,547
Interactive Media & Services - 0.2%
IAC Inc Class A (b)	12,708	496,883
Match Group Inc	45,271	1,461,801
Pinterest Inc Class A (b)	56,113	1,452,766
Trump Media & Technology Group Corp (b)(d)	13,950	184,697
ZoomInfo Technologies Inc (b)	50,101	509,527
		4,105,674
Media - 1.1%
Charter Communications Inc Class A (b)(d)	15,782	3,294,493
DoubleVerify Holdings Inc (b)	14,008	160,252
Fox Corp Class A	38,888	2,841,546
Fox Corp Class B	28,243	1,833,818
Liberty Broadband Corp Class A (b)	2,565	123,838
Liberty Broadband Corp Class C (b)	16,821	817,501
New York Times Co/The Class A	30,303	2,103,634
News Corp Class A	71,249	1,861,024
News Corp Class B	24,011	711,446
Nexstar Media Group Inc	5,004	1,016,062
NIQ Global Intelligence Plc (d)	4,523	74,583
Omnicom Group Inc	60,446	4,881,015
Sirius XM Holdings Inc (d)	35,844	716,701
		20,435,913
TOTAL COMMUNICATION SERVICES		63,737,183
Consumer Discretionary - 8.0%
Automobile Components - 0.4%
Aptiv PLC (b)	41,001	3,119,767
BorgWarner Inc	40,051	1,804,698
Gentex Corp	41,420	963,843
Lear Corp	9,750	1,117,350
QuantumScape Corp Class A (b)	84,882	884,470
		7,890,128
Automobiles - 0.8%
Ford Motor Co	736,820	9,667,079
Harley-Davidson Inc	20,663	423,385
Lucid Group Inc (b)(d)	23,562	249,050
Rivian Automotive Inc Class A (b)(d)	148,461	2,926,166
Thor Industries Inc	9,502	975,570
		14,241,250
Broadline Retail - 0.6%
Dillard's Inc Class A	557	337,731
eBay Inc	85,280	7,427,888
Etsy Inc (b)	7,897	437,810
Macy's Inc	50,412	1,111,585
Ollie's Bargain Outlet Holdings Inc (b)	11,561	1,267,201
		10,582,215
Distributors - 0.3%
Genuine Parts Co	26,184	3,219,585
LKQ Corp	48,502	1,464,760
Pool Corp	5,068	1,159,305
		5,843,650
Diversified Consumer Services - 0.3%
ADT Inc	96,241	776,665
Bright Horizons Family Solutions Inc (b)	9,346	947,684
Grand Canyon Education Inc (b)	3,731	620,502
H&R Block Inc	19,869	865,891
Service Corp International/US	25,743	2,007,182
		5,217,924
Hotels, Restaurants & Leisure - 1.2%
Aramark	49,243	1,815,097
Boyd Gaming Corp	10,350	882,234
Caesars Entertainment Inc (b)	38,262	894,948
Carnival Corp (b)	141,085	4,308,736
Choice Hotels International Inc (d)	3,542	337,411
Churchill Downs Inc	1,961	223,123
Darden Restaurants Inc	1,104	203,158
Domino's Pizza Inc	4,120	1,717,298
Hyatt Hotels Corp Class A (d)	7,673	1,230,135
MGM Resorts International (b)	38,681	1,411,470
Norwegian Cruise Line Holdings Ltd (b)	8,249	184,118
Penn Entertainment Inc (b)	27,307	402,778
Travel + Leisure Co	7,788	549,288
Vail Resorts Inc	1,189	157,899
Wendy's Co/The (d)	17,060	142,110
Wyndham Hotels & Resorts Inc	1,448	109,410
Wynn Resorts Ltd	14,399	1,732,632
Yum! Brands Inc	34,934	5,284,816
		21,586,661
Household Durables - 1.9%
DR Horton Inc	49,650	7,151,090
Garmin Ltd	30,762	6,240,072
Lennar Corp Class A	38,624	3,970,547
Lennar Corp Class B	1,889	179,682
Mohawk Industries Inc (b)	9,560	1,044,908
Newell Brands Inc (d)	78,996	293,864
NVR Inc (b)	515	3,755,777
PulteGroup Inc	36,657	4,298,400
SharkNinja Inc (b)	13,032	1,458,281
Toll Brothers Inc	18,092	2,446,400
TopBuild Corp (b)	4,923	2,053,826
Whirlpool Corp	10,127	730,562
		33,623,409
Leisure Products - 0.3%
Brunswick Corp/DE	12,384	919,388
Hasbro Inc	24,962	2,046,884
Mattel Inc (b)	58,342	1,157,505
YETI Holdings Inc (b)	15,290	675,359
		4,799,136
Specialty Retail - 1.8%
AutoNation Inc (b)	5,016	1,035,704
Bath & Body Works Inc	38,896	781,032
Best Buy Co Inc	36,471	2,441,004
CarMax Inc (b)	27,688	1,069,864
Dick's Sporting Goods Inc	11,944	2,364,554
Five Below Inc (b)	10,163	1,914,303
Floor & Decor Holdings Inc Class A (b)	13,707	834,619
GameStop Corp Class A (b)(d)	77,369	1,553,570
Gap Inc/The	42,780	1,095,168
Lithia Motors Inc Class A	3,994	1,327,326
Penske Automotive Group Inc	3,450	546,101
RH (b)	2,396	429,243
Ross Stores Inc	48,125	8,669,238
Ulta Beauty Inc (b)	6,392	3,867,224
Valvoline Inc (b)	2,773	80,582
Wayfair Inc Class A (b)	15,166	1,522,818
Williams-Sonoma Inc	19,014	3,395,710
		32,928,060
Textiles, Apparel & Luxury Goods - 0.4%
Columbia Sportswear Co	4,902	270,051
Crocs Inc (b)	9,505	812,868
Lululemon Athletica Inc (b)	8,301	1,725,031
PVH Corp	9,005	603,515
Ralph Lauren Corp Class A	6,634	2,345,849
Tapestry Inc	3,230	412,697
Under Armour Inc Class A (b)(d)	35,792	177,886
Under Armour Inc Class C (b)(d)	35,106	168,509
VF Corp	66,275	1,198,252
		7,714,658
TOTAL CONSUMER DISCRETIONARY		144,427,091
Consumer Staples - 5.5%
Beverages - 0.5%
Boston Beer Co Inc/The Class A (b)	1,462	285,280
Brown-Forman Corp Class A	9,061	238,395
Brown-Forman Corp Class B	27,066	705,340
Coca-Cola Consolidated Inc	9,230	1,414,959
Constellation Brands Inc Class A	26,823	3,700,501
Molson Coors Beverage Co Class B	30,909	1,442,832
Primo Brands Corp Class A	48,468	792,452
		8,579,759
Consumer Staples Distribution & Retail - 1.9%
Albertsons Cos Inc Class A	74,571	1,280,384
BJ's Wholesale Club Holdings Inc (b)	21,027	1,893,061
Casey's General Stores Inc	5,939	3,282,545
Dollar General Corp	41,469	5,505,839
Dollar Tree Inc (b)	36,360	4,472,644
Kroger Co/The	114,485	7,153,023
Maplebear Inc (b)	32,535	1,463,424
Performance Food Group Co (b)	25,239	2,269,491
Sysco Corp	42,018	3,096,306
US Foods Holding Corp (b)	42,335	3,188,672
		33,605,389
Food Products - 2.1%
Archer-Daniels-Midland Co	90,222	5,186,863
Bunge Global SA	25,421	2,264,503
Campbell's Company/The	36,616	1,020,488
Conagra Brands Inc	89,899	1,556,152
Darling Ingredients Inc (b)	26,220	943,920
Flowers Foods Inc	35,317	384,249
Freshpet Inc (b)	6,498	395,923
General Mills Inc	100,686	4,681,899
Hershey Co/The	24,179	4,400,094
Hormel Foods Corp	54,613	1,294,328
Ingredion Inc	12,043	1,327,861
JM Smucker Co	19,581	1,915,218
Kraft Heinz Co/The	161,300	3,911,525
Lamb Weston Holdings Inc	25,392	1,063,671
McCormick & Co Inc/MD	47,796	3,255,386
Pilgrim's Pride Corp	7,798	304,044
Post Holdings Inc (b)	9,163	907,595
Seaboard Corp	48	213,351
Smithfield Foods Inc	8,533	190,541
Tyson Foods Inc Class A	52,800	3,095,136
		38,312,747
Household Products - 0.3%
Church & Dwight Co Inc	45,367	3,804,023
Clorox Co/The	22,979	2,316,973
Reynolds Consumer Products Inc	10,275	235,502
		6,356,498
Personal Care Products - 0.7%
BellRing Brands Inc (b)	23,703	633,581
Coty Inc Class A (b)	65,165	200,708
elf Beauty Inc (b)(d)	10,335	785,873
Estee Lauder Cos Inc/The Class A	46,250	4,843,300
Kenvue Inc	358,647	6,186,662
		12,650,124
TOTAL CONSUMER STAPLES		99,504,517
Energy - 6.3%
Energy Equipment & Services - 0.8%
Baker Hughes Co Class A	187,203	8,525,225
Halliburton Co	158,418	4,476,893
NOV Inc	68,504	1,070,717
Weatherford International PLC	13,283	1,039,527
		15,112,362
Oil, Gas & Consumable Fuels - 5.5%
Antero Midstream Corp	63,130	1,123,083
Antero Resources Corp (b)	54,691	1,884,652
APA Corp	66,202	1,619,301
Cheniere Energy Inc	22,116	4,299,129
Chord Energy Corp	10,829	1,003,848
Civitas Resources Inc	17,407	471,555
Coterra Energy Inc	142,387	3,747,626
Devon Energy Corp	115,801	4,241,791
Diamondback Energy Inc	35,429	5,326,042
DT Midstream Inc	19,154	2,292,351
EQT Corp	117,326	6,288,674
Expand Energy Corp	42,929	4,737,644
HF Sinclair Corp	26,508	1,221,489
Kinder Morgan Inc	367,082	10,091,084
Marathon Petroleum Corp	57,402	9,335,287
Matador Resources Co	22,037	935,250
Occidental Petroleum Corp	133,130	5,474,306
ONEOK Inc	117,954	8,669,619
Ovintiv Inc	48,385	1,896,208
Permian Resources Corp Class A	134,228	1,883,219
Phillips 66	70,626	9,113,579
Range Resources Corp	44,571	1,571,573
Valero Energy Corp	57,377	9,340,402
Viper Energy Inc Class A	31,872	1,231,215
		97,798,927
TOTAL ENERGY		112,911,289
Financials - 16.9%
Banks - 3.4%
Bank OZK	20,141	926,889
BOK Financial Corp	4,172	494,215
Citizens Financial Group Inc	81,011	4,731,853
Columbia Banking System Inc	55,882	1,561,902
Comerica Inc	24,098	2,094,839
Commerce Bancshares Inc/MO	24,444	1,279,399
Cullen/Frost Bankers Inc	11,223	1,421,168
East West Bancorp Inc	25,795	2,899,100
Fifth Third Bancorp	125,677	5,882,941
First Citizens BancShares Inc/NC Class A	1,707	3,663,529
First Hawaiian Inc	23,313	589,819
First Horizon Corp	94,880	2,267,632
FNB Corp/PA	67,031	1,146,230
Huntington Bancshares Inc/OH	292,282	5,071,093
KeyCorp	178,368	3,681,516
M&T Bank Corp	29,013	5,845,539
Pinnacle Financial Partners Inc	13,421	1,280,498
Prosperity Bancshares Inc	17,274	1,193,806
Regions Financial Corp	166,901	4,523,017
SOUTHSTATE BANK CORP	18,940	1,782,443
Synovus Financial Corp	26,169	1,309,758
TFS Financial Corp	9,894	132,382
Webster Financial Corp	30,921	1,946,168
Western Alliance Bancorp	16,107	1,354,115
Wintrust Financial Corp	12,460	1,742,157
Zions Bancorp NA	27,370	1,602,240
		60,424,248
Capital Markets - 5.6%
Affiliated Managers Group Inc	5,209	1,501,651
Ameriprise Financial Inc	1,614	791,409
Bank of New York Mellon Corp/The	122,141	14,179,349
Carlyle Group Inc/The	49,371	2,918,320
Cboe Global Markets Inc	19,781	4,965,031
Coinbase Global Inc Class A (b)	37,959	8,584,048
Evercore Inc Class A	6,955	2,366,439
FactSet Research Systems Inc	6,609	1,917,866
Franklin Resources Inc	57,327	1,369,542
Hamilton Lane Inc Class A	2,658	356,996
Houlihan Lokey Inc Class A	6,316	1,100,184
Invesco Ltd	68,668	1,803,908
Janus Henderson Group PLC	23,441	1,115,088
Jefferies Financial Group Inc	21,847	1,353,859
Lazard Inc	13,995	679,597
MarketAxess Holdings Inc	6,886	1,248,088
Morningstar Inc	1,372	298,148
MSCI Inc	6,983	4,006,357
Nasdaq Inc	85,480	8,302,672
Northern Trust Corp	35,486	4,847,033
Raymond James Financial Inc	33,667	5,406,584
Robinhood Markets Inc Class A (b)	121,004	13,685,552
SEI Investments Co	19,290	1,582,166
State Street Corp	52,614	6,787,732
Stifel Financial Corp	18,662	2,336,856
T Rowe Price Group Inc	40,812	4,178,333
TPG Inc Class A	1,518	96,908
Tradeweb Markets Inc Class A	20,172	2,169,297
Virtu Financial Inc Class A	14,999	499,767
		100,448,780
Consumer Finance - 0.9%
Ally Financial Inc	45,950	2,081,076
Credit Acceptance Corp (b)(d)	742	329,047
Figure Technology Solutions Inc Class A (d)	5,392	220,208
OneMain Holdings Inc	22,470	1,517,849
SLM Corp	32,968	892,114
SoFi Technologies Inc Class A (b)	197,554	5,171,964
Synchrony Financial	67,934	5,667,734
		15,879,992
Financial Services - 1.6%
Affirm Holdings Inc Class A (b)	21,033	1,565,486
Block Inc Class A (b)	63,601	4,139,789
Corebridge Financial Inc	49,710	1,499,751
Euronet Worldwide Inc (b)	7,369	560,855
Fidelity National Information Services Inc	99,408	6,606,656
Global Payments Inc	45,469	3,519,301
Jack Henry & Associates Inc	13,706	2,501,071
MGIC Investment Corp	41,480	1,212,046
Rocket Cos Inc Class A	177,751	3,441,259
UWM Holdings Corp Class A	28,717	125,779
Voya Financial Inc	18,148	1,351,845
Western Union Co/The	59,887	557,548
WEX Inc (b)	5,887	877,045
		27,958,431
Insurance - 5.0%
Allstate Corp/The	49,802	10,366,286
American Financial Group Inc/OH	12,483	1,706,176
Arch Capital Group Ltd (b)	67,333	6,458,581
Assurant Inc	9,567	2,304,212
Assured Guaranty Ltd	8,398	754,728
Axis Capital Holdings Ltd	14,021	1,501,509
Brighthouse Financial Inc (b)	10,786	698,825
Brown & Brown Inc	48,769	3,886,889
Cincinnati Financial Corp	29,079	4,749,182
CNA Financial Corp	3,997	190,816
Everest Group Ltd	6,730	2,283,826
Fidelity National Financial Inc	48,530	2,649,253
First American Financial Corp	18,360	1,128,038
Globe Life Inc	15,024	2,101,257
Hanover Insurance Group Inc/The	6,675	1,219,990
Hartford Insurance Group Inc/The	53,016	7,305,605
Kemper Corp	11,768	477,075
Lincoln National Corp	32,122	1,430,393
Loews Corp	31,805	3,349,385
Markel Group Inc (b)	1,872	4,024,145
Old Republic International Corp	43,147	1,969,229
Primerica Inc	6,092	1,573,929
Principal Financial Group Inc	41,063	3,622,167
Prudential Financial Inc	66,093	7,460,578
Reinsurance Group of America Inc	12,444	2,531,856
RLI Corp	14,641	936,731
Unum Group	31,909	2,472,948
W R Berkley Corp	54,791	3,841,945
White Mountains Insurance Group Ltd	466	968,362
Willis Towers Watson PLC	18,067	5,936,816
		89,900,732
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp	202,163	2,167,187
Annaly Capital Management Inc	128,957	2,883,479
Rithm Capital Corp	104,294	1,136,804
Starwood Property Trust Inc	65,270	1,175,513
		7,362,983
TOTAL FINANCIALS		301,975,166
Health Care - 8.2%
Biotechnology - 1.4%
Biogen Inc (b)	27,578	4,853,452
BioMarin Pharmaceutical Inc (b)	35,896	2,133,299
Caris Life Sciences Inc (b)	2,194	59,194
Exact Sciences Corp (b)	33,226	3,374,433
Exelixis Inc (b)	9,507	416,692
Incyte Corp (b)	22,457	2,218,078
Insmed Inc (b)	2,485	432,489
Ionis Pharmaceuticals Inc (b)	2,126	168,188
Moderna Inc (b)	67,674	1,995,706
Neurocrine Biosciences Inc (b)	2,642	374,715
Revolution Medicines Inc (b)	32,732	2,607,104
Roivant Sciences Ltd (b)	73,652	1,598,248
Sarepta Therapeutics Inc (b)	2,909	62,602
United Therapeutics Corp (b)	8,005	3,900,436
Viking Therapeutics Inc (b)(d)	18,967	667,259
		24,861,895
Health Care Equipment & Supplies - 2.0%
Align Technology Inc (b)	12,936	2,019,956
Baxter International Inc	96,712	1,848,166
Cooper Cos Inc/The (b)	37,598	3,081,532
DENTSPLY SIRONA Inc	37,775	431,768
Envista Holdings Corp (b)	30,765	667,908
GE HealthCare Technologies Inc	86,389	7,085,627
Globus Medical Inc Class A (b)	21,164	1,847,829
Hologic Inc (b)	42,101	3,136,103
ResMed Inc	21,039	5,067,664
Solventum Corp (b)	27,852	2,206,992
STERIS PLC	18,532	4,698,233
Teleflex Inc	8,341	1,017,936
Zimmer Biomet Holdings Inc	37,376	3,360,850
		36,470,564
Health Care Providers & Services - 1.8%
Acadia Healthcare Co Inc (b)	17,163	243,543
Cardinal Health Inc	22,400	4,603,200
Centene Corp (b)	92,539	3,807,980
Chemed Corp	2,391	1,023,013
Encompass Health Corp	18,804	1,995,857
Henry Schein Inc (b)	19,762	1,493,612
Humana Inc	22,787	5,836,434
Labcorp Holdings Inc	15,775	3,957,632
Molina Healthcare Inc (b)	4,335	752,296
Quest Diagnostics Inc	21,044	3,651,765
Tenet Healthcare Corp (b)	16,443	3,267,553
Universal Health Services Inc Class B	10,112	2,204,618
		32,837,503
Health Care Technology - 0.0%
Certara Inc (b)(d)	23,057	203,132
Veeva Systems Inc Class A (b)	5,683	1,268,616
		1,471,748
Life Sciences Tools & Services - 2.4%
Agilent Technologies Inc	53,777	7,317,437
Avantor Inc (b)	124,730	1,429,406
Bio-Rad Laboratories Inc Class A (b)	3,498	1,059,859
Bio-Techne Corp	29,153	1,714,488
Bruker Corp	19,506	918,928
Charles River Laboratories International Inc (b)	9,208	1,836,812
Illumina Inc (b)	28,997	3,803,247
IQVIA Holdings Inc (b)	31,884	7,186,972
Mettler-Toledo International Inc (b)	3,880	5,409,457
QIAGEN NV (d)	40,218	1,808,603
Repligen Corp (b)	8,704	1,426,237
Revvity Inc	21,910	2,119,793
Sotera Health Co (b)	34,852	614,789
Waters Corp (b)	5,361	2,036,269
West Pharmaceutical Services Inc	13,511	3,717,417
		42,399,714
Pharmaceuticals - 0.6%
Elanco Animal Health Inc (b)	92,914	2,102,644
Jazz Pharmaceuticals PLC (b)	10,997	1,869,490
Organon & Co	49,014	351,430
Perrigo Co PLC	25,768	358,691
Royalty Pharma PLC Class A	73,436	2,837,567
Viatris Inc	218,081	2,715,108
		10,234,930
TOTAL HEALTH CARE		148,276,354
Industrials - 17.6%
Aerospace & Defense - 1.8%
ATI Inc (b)	25,429	2,918,232
BWX Technologies Inc	14,193	2,453,118
Carpenter Technology Corp	7,478	2,354,374
Curtiss-Wright Corp	7,096	3,911,812
Hexcel Corp	14,947	1,104,583
Huntington Ingalls Industries Inc	7,363	2,503,935
L3Harris Technologies Inc	35,259	10,350,985
Leonardo DRS Inc	8,715	297,094
Loar Holdings Inc (b)	775	52,700
StandardAero Inc (b)	24,394	699,620
Textron Inc	33,159	2,890,470
Woodward Inc	11,305	3,417,728
		32,954,651
Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc	22,173	3,564,531
Expeditors International of Washington Inc	25,495	3,799,010
GXO Logistics Inc (b)	21,206	1,116,284
		8,479,825
Building Products - 1.1%
A O Smith Corp	21,427	1,433,038
Advanced Drainage Systems Inc	13,333	1,931,018
Allegion plc	16,236	2,585,096
Armstrong World Industries Inc	5,727	1,094,430
Builders FirstSource Inc (b)	20,478	2,106,981
Carlisle Cos Inc	6,899	2,206,714
Fortune Brands Innovations Inc	22,824	1,141,656
Hayward Holdings Inc (b)	37,495	579,298
Masco Corp	39,182	2,486,490
Owens Corning	15,664	1,752,958
Simpson Manufacturing Co Inc	7,255	1,171,465
Trex Co Inc (b)	20,147	706,757
		19,195,901
Commercial Services & Supplies - 0.4%
Clean Harbors Inc (b)	9,559	2,241,394
MSA Safety Inc	6,975	1,116,977
Tetra Tech Inc	40,352	1,353,406
Veralto Corp	27,128	2,706,832
		7,418,609
Construction & Engineering - 0.9%
AECOM	24,980	2,381,343
API Group Corp (b)	69,554	2,661,136
EMCOR Group Inc	5,464	3,342,822
Everus Construction Group Inc (b)	9,604	821,718
MasTec Inc (b)	9,262	2,013,281
Quanta Services Inc	6,264	2,643,784
Valmont Industries Inc	3,676	1,478,928
WillScot Holdings Corp	25,052	471,729
		15,814,741
Electrical Equipment - 1.7%
Acuity Inc	5,828	2,098,313
AMETEK Inc	43,492	8,929,343
Generac Holdings Inc (b)	10,911	1,487,933
Hubbell Inc	10,101	4,485,955
nVent Electric PLC	30,063	3,065,524
Regal Rexnord Corp	12,466	1,749,229
Rockwell Automation Inc	19,644	7,642,891
Sensata Technologies Holding PLC	27,389	911,780
		30,370,968
Ground Transportation - 1.0%
Avis Budget Group Inc (b)(d)	2,104	269,985
JB Hunt Transport Services Inc	14,461	2,810,351
Knight-Swift Transportation Holdings Inc	29,724	1,553,971
Landstar System Inc	6,434	924,566
Lyft Inc Class A (b)	60,923	1,180,079
Old Dominion Freight Line Inc	33,199	5,205,603
Ryder System Inc	7,413	1,418,774
Saia Inc (b)	5,031	1,642,722
Schneider National Inc Class B	8,697	230,730
U-Haul Holding Co (b)	994	50,108
U-Haul Holding Co Class N	11,734	548,447
XPO Inc (b)	17,183	2,335,342
		18,170,678
Machinery - 5.0%
AGCO Corp	11,710	1,221,587
Allison Transmission Holdings Inc	13,023	1,274,952
CNH Industrial NV Class A	165,732	1,528,049
Crane Co	9,285	1,712,433
Cummins Inc	25,978	13,260,470
Donaldson Co Inc	21,910	1,942,541
Dover Corp	25,596	4,997,363
Esab Corp	10,749	1,200,878
Flowserve Corp	23,907	1,658,668
Fortive Corp	59,885	3,306,251
Gates Industrial Corp PLC (b)	47,872	1,027,812
Graco Inc	31,327	2,567,874
IDEX Corp	14,270	2,539,204
Ingersoll Rand Inc	75,063	5,946,491
ITT Inc	15,971	2,771,128
Lincoln Electric Holdings Inc	10,115	2,423,959
Middleby Corp/The (b)	8,996	1,337,435
Mueller Industries Inc	20,459	2,348,693
Nordson Corp	10,043	2,414,638
Oshkosh Corp	11,860	1,489,972
Otis Worldwide Corp	73,661	6,434,288
Pentair PLC	30,870	3,214,802
RBC Bearings Inc (b)	4,665	2,091,926
Snap-on Inc	9,671	3,332,627
Stanley Black & Decker Inc	29,155	2,165,633
Timken Co/The	11,810	993,574
Toro Co/The	18,605	1,464,586
Westinghouse Air Brake Technologies Corp	32,009	6,832,321
Xylem Inc/NY	45,937	6,255,701
		89,755,856
Marine Transportation - 0.1%
Kirby Corp (b)	10,543	1,161,627
Passenger Airlines - 1.2%
Alaska Air Group Inc (b)	17,949	902,835
American Airlines Group Inc (b)	115,358	1,768,438
Delta Air Lines Inc	123,102	8,543,279
Southwest Airlines Co	77,827	3,216,590
United Airlines Holdings Inc (b)	61,437	6,869,885
		21,301,027
Professional Services - 2.1%
Amentum Holdings Inc (b)	30,059	871,711
Broadridge Financial Solutions Inc	2,008	448,125
CACI International Inc (b)	4,099	2,183,988
Clarivate PLC (b)(d)	69,430	231,896
Concentrix Corp	8,339	346,736
Dayforce Inc (b)	26,427	1,827,691
Equifax Inc	19,033	4,129,780
FTI Consulting Inc (b)	5,685	971,169
Genpact Ltd	30,373	1,420,849
Jacobs Solutions Inc	22,465	2,975,714
KBR Inc	21,934	881,747
Leidos Holdings Inc	24,068	4,341,867
ManpowerGroup Inc	8,685	258,205
Parsons Corp (b)	9,962	615,652
Paychex Inc	41,839	4,693,499
Paycom Software Inc	4,392	699,909
Paylocity Holding Corp (b)	682	104,005
Robert Half Inc	18,661	506,833
Science Applications International Corp	8,660	871,716
SS&C Technologies Holdings Inc	39,479	3,451,254
TransUnion	36,781	3,153,971
Verisk Analytics Inc	10,558	2,361,719
		37,348,036
Trading Companies & Distributors - 1.8%
Air Lease Corp Class A	19,650	1,262,120
Applied Industrial Technologies Inc	7,069	1,815,107
Core & Main Inc Class A (b)	15,043	781,785
Fastenal Co	38,723	1,553,954
Ferguson Enterprises Inc	33,937	7,555,394
MSC Industrial Direct Co Inc Class A	8,305	698,451
QXO Inc (b)(d)	115,340	2,224,909
SiteOne Landscape Supply Inc (b)	5,665	705,632
United Rentals Inc	11,982	9,697,272
Watsco Inc	6,571	2,214,098
Wesco International Inc	9,045	2,212,769
WW Grainger Inc	1,205	1,215,905
		31,937,396
TOTAL INDUSTRIALS		313,909,315
Information Technology - 10.7%
Communications Equipment - 0.7%
Ciena Corp (b)	26,628	6,227,491
F5 Inc (b)	10,873	2,775,442
Lumentum Holdings Inc (b)	12,292	4,530,708
		13,533,641
Electronic Equipment, Instruments & Components - 3.0%
Arrow Electronics Inc (b)	9,741	1,073,263
Avnet Inc	15,248	733,124
CDW Corp/DE	23,036	3,137,503
Cognex Corp	31,679	1,139,810
Coherent Corp (b)	29,326	5,412,700
Corning Inc	147,377	12,904,330
Crane NXT Co	9,253	435,539
Flex Ltd (b)	69,449	4,196,109
Ingram Micro Holding Corp	3,832	81,775
IPG Photonics Corp (b)	4,672	334,515
Jabil Inc	6,918	1,577,442
Keysight Technologies Inc (b)	32,478	6,599,205
Littelfuse Inc	4,636	1,172,537
Ralliant Corp	21,368	1,087,845
TD SYNNEX Corp	14,407	2,164,364
Teledyne Technologies Inc (b)	8,776	4,482,166
Trimble Inc (b)	44,971	3,523,478
Vontier Corp	27,294	1,014,791
Zebra Technologies Corp Class A (b)	9,594	2,329,615
		53,400,111
IT Services - 1.7%
Akamai Technologies Inc (b)	26,586	2,319,629
Amdocs Ltd	20,444	1,645,946
Cognizant Technology Solutions Corp Class A	91,258	7,574,414
DXC Technology Co (b)	32,602	477,618
EPAM Systems Inc (b)	10,169	2,083,425
Globant SA (b)	7,372	481,908
Kyndryl Holdings Inc (b)	40,840	1,084,710
MongoDB Inc Class A (b)	13,469	5,652,805
Okta Inc Class A (b)	19,160	1,656,765
Twilio Inc Class A (b)	22,136	3,148,625
VeriSign Inc	15,710	3,816,745
		29,942,590
Semiconductors & Semiconductor Equipment - 2.1%
Amkor Technology Inc (d)	21,560	851,189
Cirrus Logic Inc (b)	9,646	1,143,051
Entegris Inc (d)	23,687	1,995,630
First Solar Inc (b)	19,161	5,005,428
GlobalFoundries Inc (b)	19,395	677,273
Lattice Semiconductor Corp (b)	3,830	281,811
MACOM Technology Solutions Holdings Inc (b)	8,978	1,537,752
Microchip Technology Inc	99,625	6,348,105
MKS Inc	12,680	2,026,264
ON Semiconductor Corp (b)	77,117	4,175,886
Onto Innovation Inc (b)	7,139	1,126,963
Qnity Electronics Inc	39,508	3,225,828
Qorvo Inc (b)	15,841	1,338,723
Skyworks Solutions Inc	27,957	1,772,753
Teradyne Inc	29,560	5,721,634
Universal Display Corp	8,294	968,573
		38,196,863
Software - 1.4%
Aurora Innovation Inc Class A (b)(d)	220,371	846,225
BILL Holdings Inc (b)	15,204	829,226
Ccc Intelligent Solutions Holdings Inc Class A (b)	107,949	858,195
Circle Internet Group Inc Class A	7,529	597,050
Docusign Inc (b)	9,267	633,863
Dolby Laboratories Inc Class A	11,411	732,814
Dropbox Inc Class A (b)	25,366	705,175
Fair Isaac Corp (b)	777	1,313,612
Gen Digital Inc	92,426	2,513,063
nCino Inc (b)	17,378	445,572
Nutanix Inc Class A (b)	36,851	1,904,828
Pegasystems Inc	10,965	654,830
PTC Inc (b)	19,909	3,468,347
Rubrik Inc Class A (b)	10,175	778,184
SailPoint Inc (d)	11,337	229,347
SentinelOne Inc Class A (b)	15,568	233,519
Teradata Corp (b)	13,664	415,931
Tyler Technologies Inc (b)	1,388	630,083
UiPath Inc Class A (b)	75,947	1,244,771
Unity Software Inc (b)	57,251	2,528,777
Zoom Communications Inc Class A (b)	50,295	4,339,956
		25,903,368
Technology Hardware, Storage & Peripherals - 1.8%
Hewlett Packard Enterprise Co	247,531	5,945,695
HP Inc	178,024	3,966,375
NetApp Inc	22,821	2,443,901
Pure Storage Inc Class A (b)	8,367	560,672
Sandisk Corp/DE	25,458	6,043,220
Super Micro Computer Inc (b)(d)	52,496	1,536,558
Western Digital Corp	64,224	11,063,868
		31,560,289
TOTAL INFORMATION TECHNOLOGY		192,536,862
Materials - 6.0%
Chemicals - 2.3%
Albemarle Corp	22,181	3,137,281
Ashland Inc	8,582	503,506
Axalta Coating Systems Ltd (b)	40,198	1,298,797
Celanese Corp	20,665	873,716
CF Industries Holdings Inc	30,425	2,353,070
Corteva Inc	129,129	8,655,517
Dow Inc	133,565	3,122,750
DuPont de Nemours Inc	78,994	3,175,559
Eastman Chemical Co	21,653	1,382,111
Element Solutions Inc	42,492	1,061,875
FMC Corp	23,507	326,042
Huntsman Corp	31,132	311,319
International Flavors & Fragrances Inc	48,367	3,259,452
LyondellBasell Industries NV Class A1	48,352	2,093,642
Mosaic Co/The	59,545	1,434,439
NewMarket Corp	1,059	727,808
Olin Corp	21,692	451,844
PPG Industries Inc	42,399	4,344,202
RPM International Inc	23,981	2,494,024
Scotts Miracle-Gro Co/The	8,235	480,512
Westlake Corp (d)	6,308	466,414
		41,953,880
Construction Materials - 0.9%
Eagle Materials Inc	5,629	1,163,402
James Hardie Industries PLC (b)	10,223	212,126
Martin Marietta Materials Inc	11,322	7,049,757
Vulcan Materials Co	24,957	7,118,236
		15,543,521
Containers & Packaging - 1.5%
Amcor PLC	434,956	3,627,533
AptarGroup Inc	12,342	1,505,230
Avery Dennison Corp	14,513	2,639,624
Ball Corp	51,373	2,721,228
Crown Holdings Inc	21,836	2,248,453
Graphic Packaging Holding CO	55,200	831,312
International Paper Co	98,930	3,896,853
Packaging Corp of America	16,665	3,436,823
Sealed Air Corp	27,514	1,139,905
Silgan Holdings Inc (d)	16,682	673,452
Smurfit WestRock PLC	98,325	3,802,228
Sonoco Products Co (d)	18,584	811,006
		27,333,647
Metals & Mining - 1.3%
Alcoa Corp	48,777	2,592,010
Cleveland-Cliffs Inc (b)	105,818	1,405,263
MP Materials Corp (b)(d)	24,663	1,245,975
Nucor Corp	43,357	7,071,960
Reliance Inc	9,850	2,845,370
Royal Gold Inc	15,473	3,439,493
Steel Dynamics Inc	23,354	3,957,335
		22,557,406
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp	11,884	959,752
TOTAL MATERIALS		108,348,206
Real Estate - 8.7%
Diversified REITs - 0.1%
WP Carey Inc	40,902	2,632,453
Health Care REITs - 0.8%
Alexandria Real Estate Equities Inc	32,382	1,584,775
Healthcare Realty Trust Inc	62,065	1,052,002
Healthpeak Properties Inc	130,880	2,104,550
Medical Properties Trust Inc (d)	94,318	471,590
Omega Healthcare Investors Inc	55,686	2,469,117
Ventas Inc	88,370	6,838,071
		14,520,105
Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc	129,416	2,294,546
Park Hotels & Resorts Inc	37,101	388,076
		2,682,622
Industrial REITs - 0.4%
Americold Realty Trust Inc	53,878	692,871
EastGroup Properties Inc	9,997	1,780,866
First Industrial Realty Trust Inc	24,165	1,383,930
Lineage Inc	13,353	467,355
Rexford Industrial Realty Inc	44,013	1,704,183
STAG Industrial Inc Class A	35,250	1,295,790
		7,324,995
Office REITs - 0.3%
BXP Inc	29,882	2,016,437
Cousins Properties Inc	31,530	812,843
Highwoods Properties Inc	20,435	527,632
Kilroy Realty Corp	22,148	827,671
Vornado Realty Trust	33,279	1,107,525
		5,292,108
Real Estate Management & Development - 1.0%
CBRE Group Inc Class A (b)	49,958	8,032,747
CoStar Group Inc (b)	69,072	4,644,401
Howard Hughes Holdings Inc (b)	5,848	466,495
Jones Lang LaSalle Inc (b)	6,504	2,188,401
Zillow Group Inc Class A (b)	9,575	653,302
Zillow Group Inc Class C (b)	30,687	2,093,467
		18,078,813
Residential REITs - 1.7%
American Homes 4 Rent Class A	64,509	2,070,738
AvalonBay Communities Inc	26,844	4,867,086
Camden Property Trust	19,926	2,193,454
Equity LifeStyle Properties Inc	36,277	2,198,749
Equity Residential	71,494	4,506,982
Essex Property Trust Inc	12,028	3,147,487
Invitation Homes Inc	115,510	3,210,023
Mid-America Apartment Communities Inc	21,960	3,050,464
Sun Communities Inc	18,704	2,317,613
UDR Inc	58,954	2,162,432
		29,725,028
Retail REITs - 1.6%
Agree Realty Corp	21,365	1,538,921
Brixmor Property Group Inc	57,465	1,506,732
Federal Realty Investment Trust	16,054	1,618,243
Kimco Realty Corp	126,110	2,556,250
NNN REIT Inc	35,303	1,399,058
Realty Income Corp	172,855	9,743,836
Regency Centers Corp	34,095	2,353,578
Simon Property Group Inc	47,571	8,805,868
		29,522,486
Specialized REITs - 2.7%
Crown Castle Inc	81,923	7,280,497
CubeSmart	42,737	1,540,669
Digital Realty Trust Inc	64,949	10,048,260
EPR Properties	14,095	703,341
Extra Space Storage Inc	39,771	5,178,980
Fermi Inc (d)	6,778	54,223
Gaming and Leisure Properties Inc	51,234	2,289,647
Iron Mountain Inc	55,378	4,593,605
Millrose Properties Inc Class A	28,894	863,064
National Storage Affiliates Trust	13,303	375,278
Rayonier Inc	30,082	651,275
SBA Communications Corp Class A	20,271	3,921,020
VICI Properties Inc	201,589	5,668,683
Weyerhaeuser Co	136,816	3,241,171
		46,409,713
TOTAL REAL ESTATE		156,188,323
Utilities - 7.0%
Electric Utilities - 3.4%
Alliant Energy Corp	48,482	3,151,815
Edison International	71,939	4,317,779
Entergy Corp	84,286	7,790,555
Evergy Inc	43,436	3,148,676
Eversource Energy	70,097	4,719,631
Exelon Corp	190,823	8,317,975
FirstEnergy Corp	103,599	4,638,127
IDACORP Inc	10,187	1,289,266
OGE Energy Corp	37,913	1,618,885
PG&E Corp	413,876	6,650,987
Pinnacle West Capital Corp	22,493	1,995,129
PPL Corp	139,749	4,894,010
Xcel Energy Inc	111,721	8,251,713
		60,784,548
Gas Utilities - 0.5%
Atmos Energy Corp	30,214	5,064,773
MDU Resources Group Inc	38,321	748,026
National Fuel Gas Co	16,920	1,354,615
UGI Corp	40,567	1,518,423
		8,685,837
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The	133,999	1,921,546
Clearway Energy Inc Class A	6,677	209,791
Clearway Energy Inc Class C	15,234	506,683
Talen Energy Corp (b)	8,564	3,210,130
		5,848,150
Multi-Utilities - 2.4%
Ameren Corp	50,942	5,087,068
CenterPoint Energy Inc	123,021	4,716,625
CMS Energy Corp	57,143	3,996,010
Consolidated Edison Inc	68,060	6,759,719
DTE Energy Co	39,109	5,044,279
NiSource Inc	90,053	3,760,613
Public Service Enterprise Group Inc	94,269	7,569,801
WEC Energy Group Inc	61,467	6,482,310
		43,416,425
Water Utilities - 0.4%
American Water Works Co Inc	36,789	4,800,965
Essential Utilities Inc	52,966	2,031,775
		6,832,740
TOTAL UTILITIES		125,567,700
TOTAL UNITED STATES		1,767,382,006
TOTAL COMMON STOCKS (Cost $1,466,539,260)		1,793,668,283

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $332,526)	3.82	334,000	332,635

Money Market Funds - 1.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.79	2,075,921	2,076,336
Fidelity Securities Lending Cash Central Fund (g)(h)	3.77	19,450,742	19,452,687
TOTAL MONEY MARKET FUNDS (Cost $21,529,023)			21,529,023

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $1,488,400,809)	1,815,529,941
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(17,610,264)
NET ASSETS - 100.0%	1,797,919,677

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini S&P MidCap 400 Index Contracts (United States)	12	3/2026	3,990,240	(40,078)

The notional amount of long futures as a percentage of Net Assets is 0.2%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Level 3 security.
(d)	Security or a portion of the security is on loan at period end.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $223,085.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	-	109,563,517	107,487,098	70,209	(83)	-	2,076,336	2,075,921	0.0%
Fidelity Securities Lending Cash Central Fund	17,353,484	78,470,344	76,370,999	217,434	(142)	-	19,452,687	19,450,742	0.1%
Total	17,353,484	188,033,861	183,858,097	287,643	(225)	-	21,529,023

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	65,416,111	65,416,111	-	-
Consumer Discretionary	148,385,745	148,385,745	-	-
Consumer Staples	99,504,517	99,504,517	-	-
Energy	116,281,852	116,281,852	-	-
Financials	307,156,826	307,156,826	-	-
Health Care	148,276,354	148,276,354	-	-
Industrials	317,289,212	317,289,212	-	-
Information Technology	193,149,933	193,149,933	-	-
Materials	115,473,350	115,473,350	-	-
Real Estate	156,188,323	156,188,323	-	-
Utilities	126,546,060	126,546,060	-	-

U.S. Treasury Obligations	332,635	-	332,635	-

Money Market Funds	21,529,023	21,529,023	-	-
Total Investments in Securities:	1,815,529,941	1,815,197,306	332,635	-
Derivative Instruments:

Liabilities
Futures Contracts	(40,078)	(40,078)	-	-
Total Liabilities	(40,078)	(40,078)	-	-
Total Derivative Instruments:	(40,078)	(40,078)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(40,078)
Total Equity Risk	-	(40,078)
Total Value of Derivatives	-	(40,078)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Mid Cap Value Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,908,687) - See accompanying schedule:
Unaffiliated issuers (cost $1,466,871,786)	$1,794,000,918
Fidelity Central Funds (cost $21,529,023)	21,529,023

Total Investment in Securities (cost $1,488,400,809)		$1,815,529,941
Receivable for investments sold		14,854,941
Receivable for fund shares sold		1,549,751
Dividends receivable		2,065,842
Distributions receivable from Fidelity Central Funds		15,335
Other receivables		14,752
Total assets		1,834,030,562
Liabilities
Payable to custodian bank	$8,278
Payable for fund shares redeemed	16,533,235
Accrued management fee	75,599
Payable for daily variation margin on futures contracts	40,810
Other payables and accrued expenses	134
Collateral on securities loaned	19,452,829
Total liabilities		36,110,885
Net Assets		$1,797,919,677
Net Assets consist of:
Paid in capital		$1,502,726,818
Total accumulated earnings (loss)		295,192,859
Net Assets		$1,797,919,677
Net Asset Value, offering price and redemption price per share ($1,797,919,677 ÷ 61,196,337 shares)		$29.38
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$16,206,991
Interest		7,545
Income from Fidelity Central Funds (including $217,434 from security lending)		287,643
Total income		16,502,179
Expenses
Management fee	$432,880
Independent trustees' fees and expenses	1,925
Total expenses before reductions	434,805
Expense reductions	(1,123)
Total expenses after reductions		433,682
Net Investment income (loss)		16,068,497
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(14,774,741)
Redemptions in-kind	3,998,884
Fidelity Central Funds	(225)
Futures contracts	617,718
Total net realized gain (loss)		(10,158,364)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	118,671,561
Futures contracts	(153,604)
Total change in net unrealized appreciation (depreciation)		118,517,957
Net gain (loss)		108,359,593
Net increase (decrease) in net assets resulting from operations		$124,428,090
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,068,497	$19,076,179
Net realized gain (loss)	(10,158,364)	50,634,566
Change in net unrealized appreciation (depreciation)	118,517,957	44,212,554
Net increase (decrease) in net assets resulting from operations	124,428,090	113,923,299
Distributions to shareholders	(43,275,835)	(39,898,493)

Share transactions
Proceeds from sales of shares	284,221,479	970,611,332
Reinvestment of distributions	31,557,040	20,715,309
Cost of shares redeemed	(169,962,400)	(348,646,003)

Net increase (decrease) in net assets resulting from share transactions	145,816,119	642,680,638
Total increase (decrease) in net assets	226,968,374	716,705,444

Net Assets
Beginning of period	1,570,951,303	854,245,859
End of period	$1,797,919,677	$1,570,951,303

Other Information
Shares
Sold	9,811,206	35,609,737
Issued in reinvestment of distributions	1,107,241	789,487
Redeemed	(5,846,513)	(12,781,936)
Net increase (decrease)	5,071,934	23,617,288

Financial Highlights
Fidelity® Mid Cap Value Index Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.99	$26.28	$23.93	$22.23	$26.19	$17.36
Income from Investment Operations
Net investment income (loss) A,B	.27	.53	.49	.50	.43	.41
Net realized and unrealized gain (loss)	1.85	2.39	2.34	1.82	(2.90)	8.69
Total from investment operations	2.12	2.92	2.83	2.32	(2.47)	9.10
Distributions from net investment income	(.45)	(.48)	(.48)	(.45)	(.39)	(.27)
Distributions from net realized gain	(.28)	(.72)	-	(.17)	(1.11)	-
Total distributions	(.73)	(1.21) C	(.48)	(.62)	(1.49) C	(.27)
Net asset value, end of period	$29.38	$27.99	$26.28	$23.93	$22.23	$26.19
Total Return D,E	7.67%	11.44%	11.96%	10.56%	(10.08)%	52.83%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.05% H	.05%	.06%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05 % H	.05%	.06%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05% H	.05%	.06%	.05%	.05%	.05%
Net investment income (loss)	1.86% H	1.95%	1.98%	2.17%	1.70%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,797,920	$1,570,951	$854,246	$846,338	$797,093	$908,686
Portfolio turnover rate I	14 % H,J	32% J	38% J	30%	41%	32%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Growth Index Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	10,916	147,039
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	12,363	85,799
BAHAMAS (NASSAU) - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
OneSpaWorld Holdings Ltd	73,317	1,520,595
BAILIWICK OF GUERNSEY - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Super Group SGHC Ltd	116,889	1,396,824
BELGIUM - 0.0%
Materials - 0.0%
Construction Materials - 0.0%
Titan America SA	17,860	294,333
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Aspen Insurance Holdings Ltd (b)	6,829	253,356
Kestrel Group Ltd	1,549	15,862

TOTAL BERMUDA		269,218
BRAZIL - 0.3%
Financials - 0.3%
Financial Services - 0.3%
Pagseguro Digital Ltd Class A	81,509	785,747
StoneCo Ltd Class A (b)	184,326	2,726,182
TOTAL FINANCIALS		3,511,929
Information Technology - 0.0%
IT Services - 0.0%
VTEX Class A (b)	41,390	155,626
TOTAL BRAZIL		3,667,555
CANADA - 1.3%
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	70,295	267,121
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kolibri Global Energy Inc (United States) (b)	4,649	18,271
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	15,478	208,179
Health Care - 0.4%
Biotechnology - 0.4%
Aurinia Pharmaceuticals Inc (b)	87,565	1,396,662
Bright Minds Biosciences Inc (United States) (b)	3,706	289,216
Fennec Pharmaceuticals Inc (United States) (b)	4,627	35,628
TuHURA Biosciences Inc (b)	24,353	18,428
Xenon Pharmaceuticals Inc (b)	55,728	2,497,729
TOTAL HEALTH CARE		4,237,663
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	6,010	215,639
Information Technology - 0.7%
Software - 0.7%
D-Wave Quantum Inc (b)(c)	245,703	6,425,133
Materials - 0.2%
Metals & Mining - 0.2%
Novagold Resources Inc (United States) (b)	206,954	1,928,811
US Goldmining Inc (b)	1,695	14,950
Vox Royalty Corp (United States)	43,688	207,081
TOTAL MATERIALS		2,150,842
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Real Brokerage Inc/The (b)	97,203	354,791
TOTAL CANADA		13,877,639
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)	55,232	194,969
Software - 0.0%
Chaince Digital Holdings Inc (b)	1,909	9,488
TOTAL CHINA		204,457
GIBRALTAR - 0.0%
Consumer Staples - 0.0%
Food Products - 0.0%
Forafric Global PLC (b)	3,838	42,332
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Patria Investments Ltd Class A	48,550	771,460
Webull Corp Class A	26,094	202,750

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		974,210
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	2,972	28,383
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	2,729	181,724
TOTAL IRELAND		210,107
ISLE OF MAN - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lifezone Metals Ltd (b)	20,417	87,181
ISRAEL - 0.0%
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)	11,224	31,427
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	6,638	122,538
TOTAL ISRAEL		153,965
ITALY - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Ermenegildo Zegna Holditalia Spa (c)	45,297	464,294
MALTA - 0.0%
Communication Services - 0.0%
Media - 0.0%
Gambling.com Group Ltd (b)	13,787	75,277
MONACO - 0.0%
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	445	6,856
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	16,846	582,872
Oil, Gas & Consumable Fuels - 0.0%
FLEX LNG Ltd	3,443	85,902
TOTAL NORWAY		668,774
PUERTO RICO - 0.2%
Financials - 0.2%
Banks - 0.1%
First BanCorp/Puerto Rico	63,321	1,312,644
Financial Services - 0.1%
EVERTEC Inc	47,223	1,373,717
TOTAL PUERTO RICO		2,686,361
SINGAPORE - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	24,007	325,054
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	21,767	991,705
TOTAL SINGAPORE		1,316,759
SWEDEN - 0.0%
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	7,820	171,180
SWITZERLAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
ADC Therapeutics SA (b)	63,246	223,259
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	1,965	24,857
TOTAL SWITZERLAND		248,116
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (b)	26,516	12,072,204
UNITED KINGDOM - 0.6%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Genius Sports Ltd Class A (b)	160,496	1,768,666
Financials - 0.1%
Capital Markets - 0.1%
Marex Group PLC	27,750	1,064,490
Health Care - 0.3%
Pharmaceuticals - 0.3%
Indivior PLC (b)	75,724	2,716,977
TOTAL UNITED KINGDOM		5,550,133
UNITED STATES - 95.3%
Communication Services - 2.3%
Diversified Telecommunication Services - 0.8%
Anterix Inc (b)	8,276	180,665
Bandwidth Inc Class A (b)	4,798	74,128
Cogent Communications Holdings Inc	35,776	771,331
Globalstar Inc (b)	36,802	2,246,394
IDT Corp Class B	9,236	472,976
Lumen Technologies Inc (b)	618,792	4,808,014
		8,553,508
Entertainment - 0.6%
Atlanta Braves Holdings Inc Class A (b)(c)	3,956	168,090
Atlanta Braves Holdings Inc Class C (b)	34,931	1,378,028
Cinemark Holdings Inc	76,289	1,772,956
CuriosityStream Inc Class A	27,592	104,850
Golden Matrix Group Inc (b)	16,189	12,964
IMAX Corp (b)	32,129	1,187,488
Madison Square Garden Entertainment Corp Class A (b)	29,100	1,568,199
Playtika Holding Corp	9,742	38,481
Reservoir Media Inc (b)(c)	1,233	9,334
Vivid Seats Inc Class A (b)(c)	1,560	11,248
		6,251,638
Interactive Media & Services - 0.6%
Arena Group Holdings Inc/The (b)	9,490	37,960
Bumble Inc Class A (b)	6,007	21,445
Cargurus Inc Class A (b)	60,388	2,315,880
EverQuote Inc Class A (b)	21,413	578,151
fuboTV Inc Class A (b)(c)	244,851	617,025
MediaAlpha Inc Class A (b)	24,879	322,183
QuinStreet Inc (b)	40,631	583,867
Rumble Inc Class A (b)(c)	18,318	115,770
Travelzoo (b)	4,589	32,674
TripAdvisor Inc Class A	40,399	588,209
Yelp Inc Class A (b)	44,431	1,350,258
ZipRecruiter Inc Class A (b)	45,990	179,361
		6,742,783
Media - 0.3%
Boston Omaha Corp (b)	1,135	14,040
Emerald Holding Inc	10,267	45,893
Entravision Communications Corp Class A	8,625	25,271
Ibotta Inc Class A (b)(c)	10,248	232,937
John Wiley & Sons Inc Class A	28,158	862,480
Magnite Inc (b)	102,738	1,667,438
Optimum Communications Inc Class A (b)	28,843	47,591
Stagwell Inc Class A (b)	82,082	401,381
TechTarget Inc (b)	2,084	11,253
Thryv Holdings Inc (b)	27,396	165,746
USA TODAY Co Inc (b)	93,090	479,414
		3,953,444
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)	57,303	267,031
TOTAL COMMUNICATION SERVICES		25,768,404
Consumer Discretionary - 7.5%
Automobile Components - 0.6%
Dorman Products Inc (b)	20,256	2,495,337
Fox Factory Holding Corp (b)	7,737	132,380
LCI Industries	1,840	223,266
Patrick Industries Inc	23,844	2,585,405
Solid Power Inc (b)(c)	10,049	42,707
XPEL Inc (b)(e)	18,612	928,925
		6,408,020
Automobiles - 0.0%
Livewire Group Inc (b)(c)	26,961	119,167
Broadline Retail - 0.0%
Groupon Inc (b)	18,642	328,286
Savers Value Village Inc (b)(c)	26,252	245,193
		573,479
Diversified Consumer Services - 1.3%
Adtalem Global Education Inc (b)	26,337	2,725,089
American Public Education Inc (b)(c)	12,070	456,246
Carriage Services Inc	10,416	440,597
Coursera Inc (b)	104,740	770,886
Driven Brands Holdings Inc (b)	43,824	649,472
European Wax Center Inc Class A (b)	20,166	72,598
Frontdoor Inc (b)	53,835	3,105,741
KinderCare Learning Cos Inc (b)	23,165	100,073
Laureate Education Inc (b)	32,376	1,090,100
Lincoln Educational Services Corp (b)	21,747	525,190
McGraw Hill Inc (c)	15,164	250,206
Mister Car Wash Inc (b)	65,017	361,495
Nerdy Inc Class A (b)(c)	43,568	45,311
Phoenix Education Partners Inc	2,588	78,416
Stride Inc (b)	31,357	2,036,010
Udemy Inc (b)	70,189	410,606
Universal Technical Institute Inc (b)	34,252	895,005
Zspace Inc (b)(c)	4,097	1,929
		14,014,970
Hotels, Restaurants & Leisure - 2.2%
Accel Entertainment Inc Class A (b)	37,509	427,978
Bally's Corp (b)	7,068	116,763
BJ's Restaurants Inc (b)	9,465	372,921
Black Rock Coffee Bar Inc Class A	7,192	160,022
Bloomin' Brands Inc	38,557	237,897
Brinker International Inc (b)	32,499	4,664,257
Cheesecake Factory Inc/The	33,936	1,713,089
Cracker Barrel Old Country Store Inc (c)	4,471	113,563
Dave & Buster's Entertainment Inc (b)(c)	19,952	323,422
Denny's Corp (b)	3,012	18,735
Dine Brands Global Inc	1,686	54,188
Empire Resorts Inc (b)(d)	24	0
First Watch Restaurant Group Inc (b)	40,363	608,674
Global Business Travel Group I Class A (b)	85,025	650,441
Hilton Grand Vacations Inc (b)	44,627	1,997,058
Inspired Entertainment Inc (b)	18,366	171,906
Jack in the Box Inc (c)	10,863	205,854
Krispy Kreme Inc (c)	7,054	28,357
Kura Sushi USA Inc Class A (b)	4,610	241,241
Life Time Group Holdings Inc (b)	110,895	2,947,590
Lindblad Expeditions Holdings Inc (b)	27,617	398,237
Monarch Casino & Resort Inc	9,358	895,561
Nathan's Famous Inc	1,922	179,842
Navan Inc Class A (b)	22,027	376,221
Papa John's International Inc	2,056	79,135
Pursuit Attractions and Hospitality Inc (b)	952	32,063
Rci Hospitality Holdings Inc	3,682	87,779
Red Rock Resorts Inc Class A	19,753	1,223,698
Rush Street Interactive Inc Class A (b)	67,194	1,305,579
Sabre Corp (b)	71,404	97,109
Serve Robotics Inc (b)(c)	40,813	423,639
Shake Shack Inc Class A (b)	28,533	2,316,025
Six Flags Entertainment Corp (b)	56,250	862,875
Sweetgreen Inc Class A (b)(c)	75,978	513,611
United Parks & Resorts Inc (b)(c)	18,921	686,832
Xponential Fitness Inc Class A (b)(c)	20,171	166,007
		24,698,169
Household Durables - 1.2%
Cavco Industries Inc (b)	5,713	3,374,898
Champion Homes Inc (b)	41,511	3,507,680
Dream Finders Homes Inc Class A (b)(c)	5,205	89,005
Green Brick Partners Inc (b)	7,828	490,502
Installed Building Products Inc	17,022	4,415,337
Lovesac Co/The (b)	6,105	90,049
Sonos Inc (b)	80,386	1,411,578
		13,379,049
Leisure Products - 0.2%
Acushnet Holdings Corp	20,246	1,616,036
Latham Group Inc (b)	29,007	184,194
Marine Products Corp	3,603	31,562
Peloton Interactive Inc Class A (b)	102,323	630,310
Sturm Ruger & Co Inc	3,610	117,867
		2,579,969
Specialty Retail - 1.6%
Abercrombie & Fitch Co Class A (b)	34,180	4,302,238
Arhaus Inc Class A (b)	37,559	421,036
Arko Corp	6,724	30,527
BARK Inc (b)	46,594	28,073
Boot Barn Holdings Inc (b)	22,581	3,984,869
Buckle Inc/The	21,645	1,156,276
Build-A-Bear Workshop Inc (c)	9,124	559,027
Camping World Holdings Inc Class A	44,210	430,163
Envela Corp (b)	4,893	65,468
EVgo Inc Class A (b)(c)	14,270	41,526
Genesco Inc (b)	377	9,338
Group 1 Automotive Inc	3,949	1,553,142
MarineMax Inc (b)	740	17,930
Petco Health & Wellness Co Inc Class A (b)	4,543	12,766
RealReal Inc/The (b)	18,884	297,990
Revolve Group Inc Class A (b)	29,750	898,153
Sonic Automotive Inc Class A	3,913	242,058
Stitch Fix Inc Class A (b)	5,847	30,697
ThredUp Inc Class A (b)	71,937	459,677
Upbound Group Inc	13,340	234,250
Urban Outfitters Inc (b)	15,694	1,181,130
Victoria's Secret & Co (b)	14,793	801,337
Warby Parker Inc Class A (b)	72,089	1,570,819
		18,328,490
Textiles, Apparel & Luxury Goods - 0.4%
Figs Inc Class A (b)	64,900	737,264
Kontoor Brands Inc	32,709	1,998,194
Steven Madden Ltd	4,682	194,958
Wolverine World Wide Inc	59,136	1,073,318
		4,003,734
TOTAL CONSUMER DISCRETIONARY		84,105,047
Consumer Staples - 2.0%
Beverages - 0.2%
National Beverage Corp (b)	17,608	561,519
Vita Coco Co Inc/The (b)	34,969	1,853,707
Zevia PBC Class A (b)	40,762	94,568
		2,509,794
Consumer Staples Distribution & Retail - 0.4%
Chefs' Warehouse Inc/The (b)	26,763	1,668,138
Natural Grocers by Vitamin Cottage Inc	9,373	234,794
PriceSmart Inc	18,836	2,310,612
		4,213,544
Food Products - 0.8%
Beyond Meat Inc (b)(c)	23,519	19,286
BRC Inc Class A (b)	68,089	75,579
Cal-Maine Foods Inc	32,484	2,584,753
Calavo Growers Inc	11,257	244,840
J & J Snack Foods Corp	11,392	1,029,495
John B Sanfilippo & Son Inc	3,364	237,498
Lifeway Foods Inc (b)	3,780	91,589
Mama's Creations Inc (b)	26,945	363,488
Marzetti Company/The	14,744	2,424,209
Simply Good Foods Co/The (b)	43,692	877,335
Tootsie Roll Industries Inc Class A	13,288	486,739
Vital Farms Inc (b)(c)	25,414	811,723
Westrock Coffee Co (b)	26,449	107,647
		9,354,181
Household Products - 0.3%
Energizer Holdings Inc	36,078	717,591
Oil-Dri Corp of America	5,772	282,482
WD-40 Co	9,988	1,966,637
		2,966,710
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)(c)	71,210	98,982
FitLife Brands Inc (b)	2,872	46,727
Herbalife Ltd (b)	55,572	716,323
Honest Co Inc/The (b)	34,405	88,765
Interparfums Inc	13,452	1,141,134
Lifevantage Corp	7,882	48,553
Nature's Sunshine Products Inc (b)	3,140	67,761
		2,208,245
Tobacco - 0.1%
Ispire Technology Inc (b)	13,872	38,841
Turning Point Brands Inc	11,301	1,225,028
		1,263,869
TOTAL CONSUMER STAPLES		22,516,343
Energy - 2.7%
Energy Equipment & Services - 1.2%
Archrock Inc	126,800	3,299,337
Atlas Energy Solutions Inc (c)	40,875	385,043
Cactus Inc Class A	50,307	2,298,024
DMC Global Inc (b)	4,600	30,774
Energy Services of America Corp	8,679	70,907
Flowco Holdings Inc Class A	8,227	154,174
Helix Energy Solutions Group Inc (b)	24,200	151,734
Kodiak Gas Services Inc	62,020	2,319,548
National Energy Services Reunited Corp (b)	4,740	74,228
Natural Gas Services Group Inc	1,979	66,593
Oceaneering International Inc (b)	64,109	1,540,539
Select Water Solutions Inc Class A	3,512	36,946
Solaris Energy Infrastructure Inc Class A	31,052	1,427,460
Tidewater Inc (b)	34,181	1,726,482
		13,581,789
Oil, Gas & Consumable Fuels - 1.5%
Calumet Inc (b)(c)	5,836	115,961
Centrus Energy Corp Class A (b)(c)	9,591	2,328,311
Comstock Resources Inc (b)(c)	37,805	876,320
Core Natural Resources Inc	12,940	1,145,319
CVR Energy Inc (b)	22,699	577,463
Delek US Holdings Inc	43,807	1,299,316
Empire Petroleum Corp (b)(c)	10,082	30,649
Energy Fuels Inc/Canada (United States) (b)(c)	44,759	650,796
Epsilon Energy Ltd	1,233	5,721
Evolution Petroleum Corp	20,397	72,205
Gulfport Energy Corp (b)	11,684	2,430,155
Infinity Natural Resources Inc Class A (b)	2,038	30,020
Kinetik Holdings Inc Class A (c)	23,417	844,183
Lightbridge Corp (b)	19,650	248,376
Magnolia Oil & Gas Corp Class A	26,579	581,814
NextDecade Corp (b)(c)	99,629	525,045
NextNRG Inc (b)(c)	6,459	9,366
OPAL Fuels Inc Class A (b)	13,584	31,990
Par Pacific Holdings Inc (b)	10,499	368,935
PrimeEnergy Resources Corp (b)	52	8,892
REX American Resources Corp (b)	5,648	182,543
Riley Exploration Permian Inc	2,010	53,064
Sable Offshore Corp (b)(c)	55,806	503,370
Uranium Energy Corp (b)	350,301	4,091,517
VAALCO Energy Inc	9,026	32,855
Verde Clean Fuels Inc Class A (b)	3,116	6,419
World Kinect Corp	4,931	115,533
XCF Global Inc Class A	10,463	2,856
		17,168,994
TOTAL ENERGY		30,750,783
Financials - 9.0%
Banks - 2.4%
Amerant Bancorp Inc Class A	10,928	213,205
Arrow Financial Corp	636	19,970
Avidbank Holdings Inc (b)	238	6,321
Axos Financial Inc (b)	5,144	443,207
Banc of California Inc	6,066	117,013
BancFirst Corp	14,051	1,489,687
Bancorp Inc/The (b)	31,065	2,097,509
Bank First Corp	1,080	131,566
Bank of Hawaii Corp	22,268	1,522,463
Bank7 Corp	209	8,565
Bankwell Financial Group Inc	818	37,481
Bridgewater Bancshares Inc (b)	7,247	127,040
California BanCorp	2,462	45,966
Capital Bancorp Inc	1,887	53,157
Carter Bankshares Inc (b)	2,878	56,581
Citizens Financial Services Inc	271	15,452
City Holding Co	6,548	780,522
Coastal Financial Corp/WA Class A (b)	9,467	1,084,824
CoastalSouth Bancshares Inc (b)	460	10,695
Columbia Financial Inc (b)	1,329	20,653
Commercial Bancgroup Inc	577	14,171
Community Financial System Inc	8,731	501,509
Community West Bancshares	2,215	49,838
Connectone Bancorp Inc	8,622	226,069
Customers Bancorp Inc (b)	1,847	135,053
Dime Community Bancshares Inc	5,291	159,206
Eagle Bancorp Inc	4,122	88,293
Eagle Financial Services Inc	179	7,123
Esquire Financial Holdings Inc	5,314	542,400
Finwise Bancorp (b)	4,112	73,769
First Business Financial Services Inc	339	18,408
First Community Corp/SC	1,282	38,011
First Financial Bankshares Inc	98,723	2,948,856
First Financial Corp	1,045	63,139
First Internet Bancorp	2,760	57,601
First Merchants Corp	2,226	83,430
First National Corp/VA	317	8,001
First Western Financial Inc (b)	2,143	57,454
Five Star Bancorp	7,424	265,631
GBank Financial Holdings Inc (b)(c)	356	12,065
Glacier Bancorp Inc	18,475	813,824
Greene County Bancorp Inc	3,114	69,224
Hanover Bancorp Inc	201	4,644
Hingham Institution For Savings The	105	29,816
Hope Bancorp Inc	4,564	50,021
International Bancshares Corp	4,234	281,307
Lakeland Financial Corp	10,217	582,982
LINKBANCORP Inc	1,966	16,239
Live Oak Bancshares Inc	11,263	386,884
MainStreet Bancshares Inc	261	5,313
Meridian Corp	1,221	21,465
Metrocity Bankshares Inc	8,623	228,854
Metropolitan Bank Holding Corp	1,569	119,809
Nbt Bancorp Inc	2,381	98,859
Nicolet Bankshares Inc (c)	2,793	338,791
Northeast Bank	3,276	340,475
Northfield Bancorp Inc	3,316	37,902
Northrim BanCorp Inc	8,298	220,810
Old National Bancorp/IN	29,944	668,051
OP Bancorp	789	11,141
Orange County Bancorp Inc	2,498	71,318
Origin Bancorp Inc	1,306	49,119
Pathward Financial Inc	16,668	1,183,428
Patriot National Bancorp Inc (b)	50,290	91,528
PCB Bancorp	1,082	23,425
Peapack-Gladstone Financial Corp	4,870	135,630
Peoples Financial Services Corp	693	33,756
Princeton Bancorp Inc	467	16,200
Provident Financial Services Inc	15,564	307,389
Richmond Mutual BanCorp Inc	549	7,708
ServisFirst Bancshares Inc	37,864	2,718,257
Shore Bancshares Inc	3,624	64,072
SmartFinancial Inc	1,833	67,803
Southern Missouri Bancorp Inc	597	35,295
Stock Yards Bancorp Inc	18,179	1,180,726
Texas Capital Bancshares Inc (b)	4,576	414,311
Triumph Financial Inc (b)	7,525	471,291
UMB Financial Corp	4,573	526,078
Union Bankshares Inc/Morrisville VT	2,514	59,657
Unity Bancorp Inc	2,538	131,265
USCB Financial Holdings Inc	2,986	55,002
Valley National Bancorp	87,290	1,019,547
WesBanco Inc	3,745	124,484
West BanCorp Inc	1,679	37,257
		26,782,861
Capital Markets - 2.6%
Acadian Asset Management Inc	19,689	925,383
Artisan Partners Asset Management Inc Class A	25,243	1,028,400
Bakkt Holdings Inc/US Class A (b)	2,243	22,520
BGC Group Inc Class A	266,031	2,375,657
Cohen & Steers Inc	18,548	1,164,443
Diamond Hill Investment Group Inc	293	49,664
Donnelley Financial Solutions Inc (b)	13,527	631,576
Fold Holdings Inc Class A (b)(c)	2,411	6,292
GCM Grosvenor Inc Class A	34,115	386,182
Innventure Inc (b)(c)	2,631	10,997
Miami International Holdings Inc	9,187	407,719
Moelis & Co Class A	54,547	3,749,561
P10 Inc Class A	42,899	420,839
Perella Weinberg Partners Class A	45,636	789,503
Piper Sandler Cos	12,836	4,360,518
PJT Partners Inc Class A	16,863	2,819,494
Siebert Financial Corp (b)	1,123	3,941
StepStone Group Inc Class A	51,194	3,285,119
StoneX Group Inc (b)	35,957	3,420,589
Value Line Inc	551	21,175
Victory Capital Holdings Inc Class A	32,484	2,049,416
WisdomTree Inc	90,753	1,106,279
		29,035,267
Consumer Finance - 1.2%
Atlanticus Holdings Corp (b)	243	16,269
Dave Inc Class A (b)	7,607	1,684,266
Enova International Inc (b)	17,702	2,782,754
FirstCash Holdings Inc	29,077	4,634,292
Jefferson Capital Inc	1,866	41,686
Lendingtree Inc (b)	7,717	409,696
NerdWallet Inc Class A (b)	31,429	425,863
OppFi Inc Class A	19,594	204,953
Regional Management Corp	962	37,278
Upstart Holdings Inc (b)(c)	62,532	2,734,524
Vroom Inc	102	2,028
		12,973,609
Financial Services - 0.9%
Burford Capital Ltd (United States)	93,820	836,874
Cantaloupe Inc (b)	40,785	433,137
Cass Information Systems Inc	7,690	319,289
Federal Agricultural Mortgage Corp Class C	6,222	1,092,397
Flywire Corp (b)	77,805	1,101,719
International Money Express Inc (b)	20,127	309,151
Marqeta Inc Class A (b)	122,570	582,208
NCR Atleos Corp (b)	53,752	2,048,489
Payoneer Global Inc (b)	204,432	1,148,908
Paysign Inc (b)	25,549	131,576
Priority Technology Holdings Inc (b)	20,192	110,045
Remitly Global Inc (b)	123,960	1,710,648
Sezzle Inc (b)(c)	10,879	690,545
		10,514,986
Insurance - 1.8%
Abacus Global Management Inc Class A (c)	9,052	77,395
American Coastal Insurance Corp	9,494	119,909
American Integrity Insurance Group Inc	2,227	46,388
Amerisafe Inc	7,282	279,702
Ategrity Specialty Holdings LLC	1,789	37,587
Baldwin Insurance Group Inc/The Class A (b)	52,371	1,258,475
Bowhead Specialty Holdings Inc (b)	13,065	372,875
Crawford & Co Class A	12,029	135,326
F&G Annuities & Life Inc	1,695	52,291
Goosehead Insurance Inc Class A	13,772	1,014,308
HCI Group Inc	7,915	1,517,226
Heritage Insurance Holdings Inc (b)	13,984	409,172
Hippo Holdings Inc (b)	7,082	213,027
Investors Title Co	198	49,429
Kingstone Cos Inc	7,789	131,089
Lemonade Inc (b)(c)	44,435	3,162,883
Oscar Health Inc Class A (b)(c)	145,079	2,084,785
Palomar Hldgs Inc (b)	19,349	2,607,471
Root Inc/OH Class A (b)	9,012	650,937
Selective Insurance Group Inc	39,356	3,292,917
Selectquote Inc (b)	74,098	104,478
Skyward Specialty Insurance Group Inc (b)	26,230	1,340,615
Slide Insurance Holdings Inc (b)	7,428	144,697
Tiptree Inc Class A	4,956	90,546
Trupanion Inc (b)	27,218	1,017,137
Universal Insurance Holdings Inc	4,283	144,765
		20,355,430
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	573	12,227
Angel Oak Mortgage REIT Inc	4,203	36,188
Apollo Commercial Real Estate Finance Inc	50,610	489,905
Two Harbors Investment Corp	39,349	413,165
		951,485
TOTAL FINANCIALS		100,613,638
Health Care - 25.1%
Biotechnology - 12.2%
Abeona Therapeutics Inc (b)(c)	30,394	160,176
Absci Corp (b)	79,120	276,129
ACADIA Pharmaceuticals Inc (b)	91,293	2,438,436
Actuate Therapeutics Inc (b)	6,986	42,754
ADMA Biologics Inc (b)	170,065	3,101,986
Akebia Therapeutics Inc (b)	20,560	33,102
Aldeyra Therapeutics Inc (b)	32,380	167,728
Alector Inc (b)	4,756	7,419
Alkermes PLC (b)	89,230	2,496,655
Altimmune Inc (b)(c)	65,050	234,831
Amicus Therapeutics Inc (b)	218,524	3,111,782
AnaptysBio Inc (b)	13,536	656,225
Anavex Life Sciences Corp (b)(c)	61,327	218,324
Apogee Therapeutics Inc (b)	28,248	2,132,159
Arbutus Biopharma Corp (b)(c)	105,023	505,161
Arcellx Inc (b)	25,116	1,637,563
Arcturus Therapeutics Holdings Inc (b)(c)	7,142	43,780
Arcus Biosciences Inc (b)	42,453	1,011,655
Arcutis Biotherapeutics Inc (b)	80,735	2,344,544
Ardelyx Inc (b)	175,776	1,024,774
ArriVent Biopharma Inc (b)	21,648	435,558
Arrowhead Pharmaceuticals Inc (b)	97,344	6,462,669
ARS Pharmaceuticals Inc (b)(c)	43,266	504,049
aTyr Pharma Inc (b)(c)	65,547	51,330
Aura Biosciences Inc (b)	10,420	56,789
Avidity Biosciences Inc (b)	78,005	5,626,502
Avita Medical Inc (b)(c)	8,939	30,840
Beam Therapeutics Inc (b)	70,131	1,944,031
Bicara Therapeutics Inc (b)	1,361	22,906
BioCryst Pharmaceuticals Inc (b)	153,648	1,198,454
Biohaven Ltd (b)	68,785	776,583
Bridgebio Pharma Inc (b)	116,413	8,904,431
Candel Therapeutics Inc (b)(c)	29,248	165,251
Capricor Therapeutics Inc (b)(c)	28,237	814,920
Cardiff Oncology Inc (b)(c)	21,384	60,089
CareDx Inc (b)	38,227	720,197
Cartesian Therapeutics Inc (b)	943	6,799
Cartesian Therapeutics Inc rights (b)(d)	12,935	3,751
Catalyst Pharmaceuticals Inc (b)	84,924	1,982,126
Celcuity Inc (b)	22,406	2,234,774
CG oncology Inc (b)	40,988	1,701,822
Chinook Therapeutics Inc rights (b)(d)	985	0
Cogent Biosciences Inc (b)	96,033	3,411,092
Coherus Oncology Inc (b)(c)	25,250	35,855
Compass Therapeutics Inc (b)	51,115	274,488
Corvus Pharmaceuticals Inc (b)	41,999	323,392
Cytokinetics Inc (b)	9,674	614,686
Day One Biopharmaceuticals Inc (b)	2,891	26,944
Denali Therapeutics Inc (b)	5,657	93,397
DiaMedica Therapeutics Inc (b)	24,902	198,220
Dianthus Therapeutics Inc (b)	1,554	64,040
Disc Medicine Inc (b)	18,298	1,453,044
Dynavax Technologies Corp (b)	73,933	1,137,090
Dyne Therapeutics Inc (b)	29,031	567,846
Eledon Pharmaceuticals Inc (b)	2,539	3,834
Foghorn Therapeutics Inc (b)	16,853	91,006
Geron Corp (b)	400,848	529,119
Gossamer Bio Inc (b)	140,957	436,967
Greenwich Lifesciences Inc (b)(c)	4,602	96,688
Gyre Therapeutics Inc (b)	8,690	61,351
Heron Therapeutics Inc (b)(c)	12,550	16,315
Humacyte Inc Class A (b)(c)	26,556	25,507
ImmunityBio Inc (b)(c)	178,442	353,315
Immunome Inc (b)	68,723	1,476,170
Immunovant Inc (b)	51,432	1,307,401
Inhibikase Therapeutics Inc (b)	3,800	7,790
Inmune Bio Inc (b)	15,021	23,433
Ironwood Pharmaceuticals Inc Class A (b)	107,999	363,957
Janux Therapeutics Inc (b)	10,128	139,766
KalVista Pharmaceuticals Inc (b)(c)	28,134	454,364
Krystal Biotech Inc (b)	18,187	4,483,823
Kymera Therapeutics Inc (b)	41,381	3,219,856
Madrigal Pharmaceuticals Inc (b)	13,645	7,946,030
MannKind Corp (b)	222,117	1,259,403
MapLight Therapeutics Inc	6,514	114,418
MeiraGTx Holdings plc (b)	24,644	195,920
MiMedx Group Inc (b)	86,853	587,995
Mineralys Therapeutics Inc (b)	34,317	1,245,364
Mirum Pharmaceuticals Inc (b)	30,076	2,375,703
Monopar Therapeutics Inc (b)	3,354	219,016
Novavax Inc (b)(c)	90,414	607,582
Nuvalent Inc Class A (b)	36,720	3,693,665
Nuvectis Pharma Inc (b)	11,354	85,723
OmniAb Operations Inc (b)(d)	191	90
OmniAb Operations Inc (b)(d)	191	69
Organogenesis Holdings Inc Class A (b)	50,117	259,606
ORIC Pharmaceuticals Inc (b)(c)	13,757	112,532
Palvella Therapeutics Inc (b)	4,957	518,849
Praxis Precision Medicines Inc (b)	1,328	391,415
Precigen Inc (b)	123,636	516,798
Protagonist Therapeutics Inc (b)	42,701	3,729,505
Protalix BioTherapeutics Inc (b)	53,147	95,665
PTC Therapeutics Inc (b)	46,316	3,518,163
Recursion Pharmaceuticals Inc Class A (b)(c)	279,023	1,141,204
Rezolute Inc (b)	51,096	120,587
Rhythm Pharmaceuticals Inc (b)	38,826	4,155,935
Rigel Pharmaceuticals Inc (b)	12,927	553,663
Rocket Pharmaceuticals Inc (b)	9,472	33,247
Sana Biotechnology Inc (b)(c)	13,625	55,454
Savara Inc (b)	103,860	626,276
Scholar Rock Holding Corp (b)	55,449	2,442,528
SELLAS Life Sciences Group Inc (b)(c)	90,857	342,531
Sionna Therapeutics Inc (b)(c)	11,771	484,259
Soleno Therapeutics Inc (b)	34,252	1,585,868
Spyre Therapeutics Inc (b)	33,894	1,110,367
Stoke Therapeutics Inc (b)	32,907	1,044,468
Syndax Pharmaceuticals Inc (b)	58,322	1,225,345
Taysha Gene Therapies Inc (b)	162,013	891,072
Tectonic Therapeutic Inc (b)(c)	1,382	28,829
Tevogen Bio Holdings Inc Class A (b)	16,362	5,417
TG Therapeutics Inc (b)(c)	106,537	3,175,868
Travere Therapeutics Inc (b)	56,688	2,166,048
TriSalus Life Sciences Inc Class A (b)	5,223	36,457
Twist Bioscience Corp (b)(c)	43,895	1,392,349
UroGen Pharma Ltd (b)	22,276	521,704
Vera Therapeutics Inc Class A (b)	40,771	2,064,643
Veracyte Inc (b)	57,498	2,420,666
Verastem Inc (b)	21,981	169,693
Vericel Corp (b)	36,972	1,331,362
Viridian Therapeutics Inc (b)	46,438	1,445,151
XOMA Royalty Corp (b)(c)	4,926	130,982
Zymeworks Inc (b)	36,560	962,625
		135,777,919
Health Care Equipment & Supplies - 4.0%
Accuray Inc Del (b)	69,290	57,137
Alphatec Holdings Inc (b)	86,188	1,813,396
AngioDynamics Inc (b)	6,356	81,611
Anteris Technologies Global Corp (b)	24,924	124,371
Artivion Inc (b)	25,126	1,145,997
AtriCure Inc (b)	35,499	1,404,340
Axogen Inc (b)	32,608	1,067,260
Beta Bionics Inc	25,069	763,852
Bioventus Inc (b)	33,851	251,851
Butterfly Network Inc Class A (b)(c)	143,764	546,303
CapsoVision Inc	2,854	30,509
Carlsmed Inc	3,400	41,990
Ceribell Inc (b)	19,556	428,863
Cerus Corp (b)	135,565	279,264
ClearPoint Neuro Inc (b)(c)	19,307	264,120
CVRx Inc (b)	11,802	83,794
Delcath Systems Inc (b)(c)	21,852	220,705
Electromed Inc (b)	4,971	144,756
Embecta Corp	4,928	58,545
Glaukos Corp (b)	41,019	4,631,455
Haemonetics Corp (b)	35,365	2,834,505
ICU Medical Inc (b)	13,313	1,899,366
Integer Holdings Corp (b)	25,290	1,983,495
iRadimed Corp	5,972	580,956
iRhythm Technologies Inc (b)	23,393	4,150,854
Kestra Medical Technologies Ltd	12,646	335,372
KORU Medical Systems Inc (b)	31,721	184,299
Lantheus Holdings Inc (b)	49,170	3,272,264
LeMaitre Vascular Inc	15,304	1,241,154
LENSAR Inc (b)	6,983	81,212
Lucid Diagnostics Inc (b)	28,291	30,837
Merit Medical Systems Inc (b)	39,855	3,512,820
Myomo Inc (b)	25,996	23,656
Neuronetics Inc (b)	28,908	39,893
NeuroPace Inc (b)	18,681	288,435
Novocure Ltd (b)	74,525	963,608
OrthoPediatrics Corp (b)	2,976	52,854
Outset Medical Inc (b)	4,697	17,425
Picard Medical Inc (c)	2,472	4,325
Pro-Dex Inc (b)	1,554	59,798
PROCEPT BioRobotics Corp (b)(c)	39,117	1,230,621
Pulmonx Corp (b)	28,384	62,729
Pulse Biosciences Inc (b)(c)	13,001	178,504
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	278	889
QuidelOrtho Corp (b)	21,508	614,268
RxSight Inc (b)	25,562	266,356
Sanara Medtech Inc (b)	2,235	52,187
SANUWAVE Health Inc (b)	5,462	162,986
Semler Scientific Inc (b)(c)	1,600	24,464
Shoulder Innovations Inc	2,385	34,106
SI-BONE Inc (b)	28,264	557,366
Sight Sciences Inc (b)	30,696	243,419
STAAR Surgical Co (b)	31,449	726,157
Stereotaxis Inc (b)	41,776	96,085
Tandem Diabetes Care Inc (b)	49,752	1,093,549
TransMedics Group Inc (b)	24,640	2,997,456
Treace Medical Concepts Inc (b)	35,011	85,777
UFP Technologies Inc (b)(c)	5,519	1,225,384
		44,649,550
Health Care Providers & Services - 5.1%
Addus HomeCare Corp (b)	6,453	692,988
agilon health Inc (b)	226,637	156,085
AirSculpt Technologies Inc (b)(c)	9,070	17,959
Alignment Healthcare Inc (b)	124,456	2,458,006
Ardent Health Inc (b)	1,198	10,578
Astrana Health Inc (b)	29,935	742,687
Aveanna Healthcare Holdings Inc (b)	38,650	315,771
BrightSpring Health Services Inc (b)	81,651	3,057,830
Brookdale Senior Living Inc (b)	151,124	1,630,628
Clover Health Investments Corp Class A (b)(c)	299,886	704,732
Community Health Systems Inc (b)	59,986	187,156
Concentra Group Holdings Parent Inc	80,642	1,587,035
CorVel Corp (b)	21,363	1,445,634
Ensign Group Inc/The	41,221	7,180,698
GeneDx Holdings Corp Class A (b)	13,952	1,814,597
Guardant Health Inc (b)	89,144	9,105,168
Guardian Pharmacy Services Inc Class A (b)	16,550	497,990
HealthEquity Inc (b)	62,622	5,736,801
Hims & Hers Health Inc Class A (b)(c)	150,474	4,885,891
Innovage Holding Corp (b)	5,742	29,801
Joint Corp/The (b)(c)	10,390	90,601
LifeStance Health Group Inc (b)	67,759	477,023
National Research Corp Class A	8,723	163,731
NeoGenomics Inc (b)	9,007	105,922
Nutex Health Inc (b)	2,518	414,513
Omada Health Inc	4,277	67,491
Oncology Institute Inc/The (b)	50,043	178,153
Option Care Health Inc (b)	117,196	3,733,865
PACS Group Inc (b)	30,093	1,155,270
Pennant Group Inc/The (b)	24,855	699,668
Privia Health Group Inc (b)	85,359	2,023,862
Progyny Inc (b)	55,107	1,415,148
RadNet Inc (b)	40,533	2,892,030
SBC Medical Group Holdings Inc (b)	553	2,383
Sonida Senior Living Inc (b)	2,531	82,536
Talkspace Inc Class A (b)	105,862	384,279
US Physical Therapy Inc (c)	6,720	524,765
Viemed Healthcare Inc (b)	25,131	186,723
		56,855,998
Health Care Technology - 0.5%
Claritev Corp Class A (b)(c)	5,557	237,562
Evolent Health Inc Class A (b)	28,038	112,152
HealthStream Inc	7,372	170,072
HeartFlow Inc (c)	7,498	218,567
LifeMD Inc (b)	20,236	69,004
OptimizeRx Corp (b)	11,596	142,167
Phreesia Inc (b)	42,003	710,691
Schrodinger Inc/United States (b)	41,297	738,390
Simulations Plus Inc (b)	12,252	223,354
Teladoc Health Inc (b)	25,093	175,651
TruBridge Inc (b)	7,341	162,016
Waystar Holding Corp (b)	68,456	2,241,934
		5,201,560
Life Sciences Tools & Services - 0.3%
10X Genomics Inc Class A (b)	21,157	345,071
Adaptive Biotechnologies Corp (b)	109,620	1,780,229
Alpha Teknova Inc (b)	7,495	28,481
Atlantic International Corp (b)	2,272	3,022
BioLife Solutions Inc (b)(c)	30,141	728,809
Codexis Inc (b)	53,380	87,009
CryoPort Inc (b)	7,944	76,262
Ginkgo Bioworks Holdings Inc Class A (b)(c)	1,941	16,130
Lifecore Biomedical Inc (b)	14,761	120,745
Mesa Laboratories Inc	3,851	302,304
Niagen Bioscience Inc (b)	38,843	247,041
OmniAb Inc (b)	10,973	20,300
Quanterix Corp (b)	3,135	19,939
		3,775,342
Pharmaceuticals - 3.0%
Aardvark Therapeutics Inc (c)	5,241	68,788
Amneal Intermediate Inc Class A (b)	96,294	1,213,304
Amphastar Pharmaceuticals Inc (b)	1,864	49,918
Amylyx Pharmaceuticals Inc (b)	50,401	608,844
ANI Pharmaceuticals Inc (b)	13,335	1,052,665
Aquestive Therapeutics Inc (b)(c)	25,905	167,346
Arvinas Inc (b)	4,884	57,924
Avadel Pharmaceuticals PLC Class A (b)	65,526	1,412,085
Axsome Therapeutics Inc (b)	30,096	5,496,734
Biote Corp Class A (b)	6,434	16,728
Collegium Pharmaceutical Inc (b)	23,046	1,067,030
CorMedix Inc (b)(c)	54,474	633,533
Crinetics Pharmaceuticals Inc (b)	66,330	3,087,662
Edgewise Therapeutics Inc (b)	49,500	1,228,343
Enliven Therapeutics Inc (b)	28,882	444,783
Esperion Therapeutics Inc (b)	58,079	214,892
Eton Pharmaceuticals Inc (b)	18,809	318,060
Evolus Inc (b)	38,065	253,132
Fulcrum Therapeutics Inc (b)	2,480	28,049
Harmony Biosciences Holdings Inc (b)	32,085	1,200,621
Harrow Inc (b)(c)	23,152	1,134,448
Innoviva Inc (b)	40,553	810,654
Journey Medical Corp (b)(c)	10,574	81,526
LB Pharmaceuticals Inc	7,425	165,281
LENZ Therapeutics Inc (b)(c)	11,861	189,776
Ligand Pharmaceuticals Inc (b)	1,639	309,886
Liquidia Corp (b)	47,108	1,624,755
Maze Therapeutics Inc	1,068	44,247
Mind Medicine MindMed Inc (b)	21,562	288,715
Novartis AG rights (b)(d)	7,324	0
Nuvation Bio Inc Class A (b)	14,040	125,798
Ocular Therapeutix Inc (b)	136,473	1,656,782
Omeros Corp (b)(c)	42,872	736,327
Pacira BioSciences Inc (b)	2,842	73,551
Phathom Pharmaceuticals Inc (b)	7,813	129,618
Phibro Animal Health Corp Class A	14,999	560,363
Prestige Consumer Healthcare Inc (b)	6,617	408,203
SIGA Technologies Inc	23,931	146,218
Supernus Pharmaceuticals Inc (b)	3,331	165,551
Tarsus Pharmaceuticals Inc (b)	28,732	2,352,576
Theravance Biopharma Inc (b)(c)	22,330	417,794
Trevi Therapeutics Inc (b)	66,604	833,882
Tvardi Therapeutics Inc (b)	461	1,982
WaVe Life Sciences Ltd (b)	75,184	1,278,128
Xeris Biopharma Holdings Inc (b)	112,621	884,075
Zevra Therapeutics Inc (b)	40,894	366,410
		33,406,987
TOTAL HEALTH CARE		279,667,356
Industrials - 21.6%
Aerospace & Defense - 2.9%
AAR Corp (b)	7,177	594,184
AeroVironment Inc (b)(c)	27,759	6,714,625
AIRO Group Holdings Inc (c)	4,219	34,511
Archer Aviation Inc Class A (b)(c)	463,005	3,481,798
Astronics Corp (b)	20,593	1,116,964
Byrna Technologies Inc (b)(c)	13,297	223,257
Cadre Holdings Inc	20,891	853,188
Eve Holding Inc Class A (b)	70,332	280,625
Firefly Aerospace Inc (b)(c)	9,936	222,268
Intuitive Machines Inc Class A (b)(c)	4,620	74,983
Kratos Defense & Security Solutions Inc (b)	122,379	9,289,790
Mercury Systems Inc (b)	8,795	642,123
Moog Inc Class A	20,648	5,028,820
Park Aerospace Corp	7,038	150,191
Redwire Corp Class A (b)(c)	53,712	408,211
Satellogic Inc Class A (b)	48,503	90,701
V2X Inc (b)	1,343	73,261
Voyager Technologies Inc Class A	7,317	191,266
VSE Corp	14,538	2,511,730
		31,982,496
Air Freight & Logistics - 0.0%
Arrive AI Inc (c)	404	1,062
Forward Air Corp Class A (b)	5,897	147,425
		148,487
Building Products - 1.8%
AZZ Inc	21,791	2,335,559
CSW Industrials Inc	11,959	3,510,325
Griffon Corp	28,158	2,073,837
Insteel Industries Inc	7,516	238,032
Janus International Group Inc (b)	36,952	241,666
Modine Manufacturing Co (b)	38,468	5,135,863
Tecnoglass Inc	19,902	1,001,469
UFP Industries Inc	2,226	202,677
Zurn Elkay Water Solutions Corp	110,326	5,129,056
		19,868,484
Commercial Services & Supplies - 1.2%
ACV Auctions Inc Class A (b)	123,246	988,433
Brink's Co/The	30,893	3,606,140
Casella Waste Systems Inc Class A (b)(c)	46,144	4,519,344
CompX International Inc Class A	760	17,685
CoreCivic Inc (b)	11,995	229,224
GEO Group Inc/The (b)	99,318	1,601,006
Healthcare Services Group Inc (b)	23,372	446,873
HNI Corp	19,169	805,865
Interface Inc	5,009	139,851
Liquidity Services Inc (b)	17,068	517,331
Perma-Fix Environmental Services Inc (b)(c)	1,969	24,790
Pitney Bowes Inc	43,483	459,615
Quad/Graphics Inc Class A	14,963	93,818
		13,449,975
Construction & Engineering - 3.4%
Arcosa Inc	9,992	1,062,349
Argan Inc	9,854	3,087,455
Bowman Consulting Group Ltd (b)	9,799	323,563
Centuri Holdings Inc (b)	57,480	1,451,370
Concrete Pumping Holdings Inc	902	6,052
Construction Partners Inc Class A (b)	34,443	3,738,788
Dycom Industries Inc (b)	20,574	6,951,955
Granite Construction Inc	27,665	3,191,158
IES Holdings Inc (b)	6,631	2,579,592
Legence Corp Class A	15,384	662,127
Limbach Holdings Inc (b)	7,784	605,984
Matrix Service Co (b)	4,571	53,481
MYR Group Inc (b)	11,319	2,473,202
Orion Group Holdings Inc (b)	5,152	51,211
Primoris Services Corp	37,170	4,614,284
Sterling Infrastructure Inc (b)	21,897	6,705,518
		37,558,089
Electrical Equipment - 3.1%
Allient Inc	680	36,550
American Superconductor Corp (b)	32,066	922,859
Amprius Technologies Inc (b)	80,990	639,011
Array Technologies Inc (b)(c)	24,139	222,562
Bloom Energy Corp Class A (b)	160,468	13,943,065
EnerSys	1,542	226,289
Enovix Corp Class B (b)(c)	123,793	904,927
Eos Energy Enterprises Inc (b)(c)	226,533	2,596,068
Fluence Energy Inc Class A (b)(c)	37,942	750,493
KULR Technology Group Inc (b)(c)	28,989	85,807
LSI Industries Inc	15,255	279,472
NANO Nuclear Energy Inc (b)(c)	27,615	663,036
Nextpower Inc Class A (b)	85,670	7,462,714
NuScale Power Corp Class A (b)(c)	93,016	1,318,037
Powell Industries Inc	7,008	2,234,010
Power Solutions International Inc (b)(c)	5,772	329,812
Preformed Line Products Co	141	29,145
Shoals Technologies Group Inc (b)	19,832	168,572
SKYX Platforms Corp (b)	52,550	114,034
SunPower Inc Class A (b)(c)	10,663	16,740
Thermon Group Holdings Inc (b)	2,986	110,960
Vicor Corp (b)	16,875	1,849,500
		34,903,663
Ground Transportation - 0.0%
Covenant Logistics Group Inc Class A	2,394	52,763
Ftai Infrastructure Inc	80,428	370,773
Hertz Global Holdings Inc (b)(c)	86,648	445,371
RXO Inc (b)	7,069	89,352
Werner Enterprises Inc	6,851	205,599
		1,163,858
Machinery - 5.0%
Alamo Group Inc	2,325	390,298
Albany International Corp Class A	6,582	333,707
Alliance Laundry Holdings Inc	7,348	149,532
Atmus Filtration Technologies Inc	55,375	2,874,516
Blue Bird Corp (b)	23,253	1,092,891
CECO Environmental Corp (b)	21,638	1,295,034
Chart Industries Inc (b)	33,197	6,846,217
Douglas Dynamics Inc	14,408	470,421
Energy Recovery Inc (b)	37,973	512,256
Enerpac Tool Group Corp Class A	38,978	1,490,519
Enpro Inc	1,991	426,333
ESCO Technologies Inc	19,079	3,727,846
Federal Signal Corp	44,086	4,787,299
Franklin Electric Co Inc	28,471	2,719,835
Gorman-Rupp Co/The	15,390	734,873
Graham Corp (b)	7,635	490,396
JBT Marel Corp	18,481	2,784,532
Kadant Inc	8,647	2,464,568
Lindsay Corp	7,996	942,489
Mayville Engineering Co Inc (b)	935	17,502
Microvast Holdings Inc (b)	93,079	260,621
Mueller Water Products Inc Class A1	114,475	2,726,795
Omega Flex Inc	2,626	77,308
REV Group Inc	35,613	2,165,627
Richtech Robotics Inc Class B (b)(c)	112,420	363,117
SPX Technologies Inc (b)	35,393	7,080,724
Standex International Corp	7,194	1,563,112
Trinity Industries Inc	27,608	729,956
Watts Water Technologies Inc Class A	20,154	5,562,907
Worthington Enterprises Inc	7,398	381,515
		55,462,746
Passenger Airlines - 0.5%
Allegiant Travel Co (b)(c)	1,883	160,563
flyExclusive Inc Class A (b)	869	3,572
Frontier Group Holdings Inc (b)(c)	41,975	197,702
Joby Aviation Inc Class A (b)	357,016	4,712,612
Sun Country Airlines Holdings Inc (b)	21,342	307,111
		5,381,560
Professional Services - 2.7%
Barrett Business Services Inc	18,281	661,955
BlackSky Technology Inc Class A (b)(c)	22,807	427,631
Cbiz Inc (b)	36,253	1,828,964
CRA International Inc	4,692	941,661
CSG Systems International Inc	18,209	1,396,448
Exponent Inc	37,305	2,591,205
Falcon's Beyond Global Inc Class A (b)(c)	8,225	123,457
First Advantage Corp (b)	39,634	575,882
Franklin Covey Co (b)	6,838	114,742
HireQuest Inc	442	4,644
Huron Consulting Group Inc (b)	12,507	2,162,585
IBEX Holdings Ltd (b)	7,364	281,158
Innodata Inc (b)(c)	22,556	1,149,228
Insperity Inc	26,477	1,025,189
Kforce Inc	11,125	343,985
Korn Ferry	17,593	1,161,490
Legalzoom.com Inc (b)	93,535	928,803
Maximus Inc	41,536	3,585,388
Planet Labs PBC Class A (b)	174,797	3,446,997
Rcm Technologies Inc (b)	3,617	73,950
Resolute Holdings Management Inc	1,201	247,922
Spire Global Inc Class A (b)(c)	20,157	151,178
TIC Solutions Inc	34,271	346,480
TriNet Group Inc	21,962	1,298,613
Upwork Inc (b)	90,286	1,789,469
Verra Mobility Corp Class A (b)	117,209	2,626,654
Willdan Group Inc (b)	7,032	728,937
		30,014,615
Trading Companies & Distributors - 1.0%
Alta Equipment Group Inc Class A	2,479	11,403
Distribution Solutions Group Inc (b)	6,509	178,282
DXP Enterprises Inc/TX (b)	9,544	1,047,836
GATX Corp	2,032	344,627
Global Industrial Co	10,531	307,716
Herc Holdings Inc	23,984	3,558,746
Karat Packaging Inc	6,310	142,417
McGrath RentCorp	13,678	1,435,233
Rush Enterprises Inc Class A	24,039	1,296,664
Rush Enterprises Inc Class B	3,629	204,167
Transcat Inc (b)	3,402	192,995
Willis Lease Finance Corp	200	27,128
Xometry Inc Class A (b)	31,901	1,897,152
		10,644,366
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp Class A (b)(c)	15,595	139,886
TOTAL INDUSTRIALS		240,718,225
Information Technology - 19.3%
Communications Equipment - 1.0%
ADTRAN Holdings Inc (b)	54,582	474,318
Applied Optoelectronics Inc (b)	35,209	1,227,386
BK Technologies Corp (b)	2,096	156,341
Calix Inc (b)	44,242	2,341,729
Clearfield Inc (b)	3,686	107,447
CommScope Holding Co Inc (b)	98,685	1,789,159
Extreme Networks Inc (b)	96,851	1,612,569
Harmonic Inc (b)	20,730	205,020
Inseego Corp (b)(c)	1,739	17,859
Viavi Solutions Inc (b)	162,464	2,895,108
		10,826,936
Electronic Equipment, Instruments & Components - 3.3%
908 Devices Inc (b)	15,389	80,791
Advanced Energy Industries Inc	27,668	5,792,849
Aeva Technologies Inc (b)(c)	27,504	365,253
Arlo Technologies Inc (b)	72,981	1,021,004
Badger Meter Inc	21,777	3,798,127
Belden Inc	28,736	3,349,181
Climb Global Solutions Inc	2,848	292,746
CTS Corp	3,037	130,196
Daktronics Inc (b)	4,914	97,150
Evolv Technologies Holdings Inc Class A (b)	112,149	802,987
Frequency Electronics Inc (b)(c)	4,832	260,155
Insight Enterprises Inc (b)	7,309	595,464
Itron Inc (b)	16,164	1,500,989
Knowles Corp (b)	4,267	91,442
M-Tron Industries Inc (b)	1,803	95,956
MicroVision Inc (b)(c)	139,637	115,633
Mirion Technologies Inc Class A (b)	175,964	4,121,077
Napco Security Technologies Inc	25,338	1,056,595
Neonode Inc (b)	8,147	14,175
nLight Inc (b)	2,212	82,972
Novanta Inc (b)	26,495	3,152,640
OSI Systems Inc (b)	11,895	3,033,939
Ouster Inc Class A (b)	40,094	867,634
Plexus Corp (b)	18,336	2,695,392
Red Cat Holdings Inc (b)(c)	75,147	595,916
Sanmina Corp (b)	17,179	2,578,053
Vuzix Corp (b)(c)	46,715	176,583
		36,764,899
IT Services - 0.6%
Applied Digital Corp (b)(c)	132,472	3,248,213
Backblaze Inc Class A (b)	40,488	188,674
BigBear.ai Holdings Inc (b)(c)	74,436	401,954
Commerce.com Inc (b)	49,120	202,374
Crexendo Inc (b)	12,684	82,065
CSP Inc	4,393	54,913
DigitalOcean Holdings Inc (b)	50,190	2,415,143
Grid Dynamics Holdings Inc (b)	39,756	358,997
Hackett Group Inc/The	17,011	333,926
Information Services Group Inc	9,328	53,916
Rackspace Technology Inc (b)	15,636	15,180
TSS Inc/MD (b)(c)	15,430	109,090
Tucows Inc Class A (b)	754	16,905
Unisys Corp (b)	39,115	107,957
Whitefiber Inc	5,162	81,560
		7,670,867
Semiconductors & Semiconductor Equipment - 4.9%
Aehr Test Systems (b)(c)	16,768	338,546
Aeluma Inc (b)(c)	1,196	20,535
Ambarella Inc (b)	29,884	2,116,983
Ambiq Micro Inc	2,205	62,843
Atomera Inc (b)(c)	22,145	48,940
Axcelis Technologies Inc (b)	1,713	137,622
Blaize Holdings Inc Class A (b)	36,666	71,499
CEVA Inc (b)	15,120	325,382
Credo Technology Group Holding Ltd (b)	112,602	16,202,302
FormFactor Inc (b)	42,737	2,383,870
Impinj Inc (b)	19,792	3,444,006
Kopin Corp (b)	131,386	307,443
MaxLinear Inc Class A (b)	7,841	136,669
Navitas Semiconductor Corp Class A (b)(c)	19,653	140,322
NVE Corp	3,550	210,622
PDF Solutions Inc (b)	23,427	668,372
Power Integrations Inc	41,061	1,459,308
Rambus Inc (b)	79,201	7,277,780
Rigetti Computing Inc Class A (b)	234,480	5,193,732
Semtech Corp (b)	63,985	4,715,055
Silicon Laboratories Inc (b)	23,926	3,127,128
SiTime Corp (b)	15,813	5,584,993
SkyWater Technology Inc (b)	22,293	404,841
Synaptics Inc (b)	2,499	184,976
Ultra Clean Holdings Inc (b)	2,266	57,398
		54,621,167
Software - 8.2%
A10 Networks Inc	44,888	794,069
ACI Worldwide Inc (b)	75,972	3,632,221
Adeia Inc	69,948	1,206,603
Agilysys Inc (b)	19,002	2,258,198
Airship AI Holdings Inc Class A (b)(c)	13,320	38,495
Alarm.com Holdings Inc (b)	34,967	1,784,016
Alkami Technology Inc (b)(c)	50,609	1,167,550
Amplitude Inc Class A (b)	67,816	785,309
Appian Corp Class A (b)	28,932	1,024,771
Arteris Inc (b)	2,083	32,287
Asana Inc Class A (b)	63,583	871,723
AudioEye Inc (b)	5,920	59,141
AvePoint Inc Class A (b)	107,922	1,499,037
Bitdeer Technologies Group Class A (b)(c)	72,349	811,032
Blackbaud Inc (b)	22,618	1,432,172
BlackLine Inc (b)	38,234	2,113,958
Blend Labs Inc Class A (b)	144,963	440,688
Box Inc Class A (b)	80,179	2,398,154
Braze Inc Class A (b)	62,637	2,147,823
C3.ai Inc Class A (b)(c)	92,389	1,245,404
Cerence Inc (b)	9,274	99,139
Clear Secure Inc Class A	63,379	2,223,335
Clearwater Analytics Holdings Inc Class A (b)	204,821	4,940,283
Commvault Systems Inc (b)	32,824	4,114,817
Core Scientific Inc (b)(c)	177,149	2,579,289
CS Disco Inc (b)	12,637	98,063
Daily Journal Corp (b)(c)	719	350,383
Digimarc Corp (b)(c)	11,529	75,630
Digital Turbine Inc (b)	51,780	258,900
Domo Inc Class B (b)	21,365	180,107
eGain Corp (b)	8,156	83,925
EverCommerce Inc (b)(c)	10,824	131,079
Expensify Inc Class A (b)	23,873	36,048
Five9 Inc (b)	56,879	1,140,424
Freshworks Inc Class A (b)	147,539	1,807,353
I3 Verticals Inc Class A (b)(c)	1,234	31,083
Intapp Inc (b)	41,936	1,921,508
InterDigital Inc	19,016	6,054,314
Jamf Holding Corp (b)	57,388	746,618
Kaltura Inc (b)	66,628	109,270
Life360 Inc (b)(c)	15,045	964,986
LiveRamp Holdings Inc (b)	47,483	1,394,576
Mitek Systems Inc (b)	6,679	70,463
NextNav Inc Class A (b)	69,589	1,157,961
OneSpan Inc	3,402	43,682
Ooma Inc (b)	18,734	219,750
Pagaya Technologies Ltd Class A (b)(c)	37,451	782,726
PagerDuty Inc (b)	65,633	860,449
PAR Technology Corp (b)	17,162	622,637
Porch Group Inc (b)(c)	51,291	468,287
Progress Software Corp (b)(c)	31,453	1,351,221
Q2 Holdings Inc (b)	45,678	3,296,124
Qualys Inc (b)	26,829	3,565,574
Rapid7 Inc (b)	46,935	713,412
Red Violet Inc (c)	8,301	472,742
ReposiTrak Inc	8,350	103,290
Rezolve AI PLC (b)(c)	131,619	338,261
Rimini Street Inc (b)	6,206	24,078
SEMrush Holdings Inc Class A (b)	37,627	447,385
SoundHound AI Inc Class A (b)(c)	275,194	2,743,684
SoundThinking Inc (b)	7,071	56,780
Sprinklr Inc Class A (b)	82,734	643,671
Sprout Social Inc Class A (b)	38,610	435,135
SPS Commerce Inc (b)	27,969	2,492,877
Synchronoss Technologies Inc (b)	6,893	59,004
Tenable Holdings Inc (b)	89,202	2,098,923
Terawulf Inc (b)(c)	210,331	2,416,703
Varonis Systems Inc (b)	85,358	2,799,742
Vertex Inc Class A (b)	51,504	1,028,535
Via Transportation Inc Class A (b)	6,086	176,555
Viant Technology Inc Class A (b)	10,958	131,934
Weave Communications Inc (b)	44,666	339,015
Workiva Inc Class A (b)	36,900	3,182,625
Yext Inc (b)	74,579	601,107
Zeta Global Holdings Corp Class A (b)	138,326	2,814,934
		91,643,047
Technology Hardware, Storage & Peripherals - 1.3%
CompoSecure Inc Class A (b)	37,671	726,297
CPI Card Group Inc (b)	4,353	63,902
Diebold Nixdorf Inc (b)	17,052	1,157,660
IonQ Inc (b)(c)	248,361	11,143,959
Quantum Computing Inc (b)(c)	147,927	1,517,731
Turtle Beach Corp (b)	7,847	110,093
		14,719,642
TOTAL INFORMATION TECHNOLOGY		216,246,558
Materials - 3.2%
Chemicals - 1.4%
ASP Isotopes Inc (b)(c)	67,857	363,035
Balchem Corp	24,094	3,695,056
Cabot Corp	36,510	2,419,883
Chemours Co/The	110,535	1,303,208
Flotek Industries Inc (b)	2,877	49,571
Hawkins Inc	14,327	2,035,294
Ingevity Corp (b)	26,758	1,583,538
Innospec Inc	928	71,029
PureCycle Technologies Inc (b)(c)	95,306	818,679
Sensient Technologies Corp	31,024	2,914,705
Solesence Inc (b)	13,893	22,158
		15,276,156
Construction Materials - 0.4%
Knife River Corp (b)	41,976	2,953,012
Smith-Midland Corp (b)(c)	2,010	73,043
United States Lime & Minerals Inc	7,947	951,574
		3,977,629
Containers & Packaging - 0.0%
Ardagh Metal Packaging SA	26,192	107,387
Myers Industries Inc	3,832	71,735
O-I Glass Inc (b)	27,647	408,070
		587,192
Metals & Mining - 1.4%
Alpha Metallurgical Resources Inc (b)	2,564	512,492
American Battery Technology Co (b)(c)	43,785	146,242
Century Aluminum Co (b)	38,757	1,518,499
Coeur Mining Inc (b)	234,986	4,189,801
Compass Minerals International Inc (b)	19,338	379,798
Constellium SE (b)	37,139	700,070
Contango ORE Inc (b)	8,135	214,845
Dakota Gold Corp (b)	65,684	373,085
Hecla Mining Co	110,504	2,120,572
Idaho Strategic Resources Inc (b)(c)	10,508	423,472
Ivanhoe Electric Inc / US (b)(c)	66,799	1,067,448
Kaiser Aluminum Corp	6,165	708,112
Materion Corp	2,927	363,885
NioCorp Developments Ltd (b)	78,647	416,829
Perpetua Resources Corp (United States) (b)(c)	62,370	1,509,978
Ramaco Resources Inc Class A (b)	30,415	547,470
United States Antimony Corp (b)	87,293	438,211
US Gold Corp (b)	8,709	169,042
USA Rare Earth Inc Class A (b)	31,990	380,681
		16,180,532
Paper & Forest Products - 0.0%
Sylvamo Corp	6,791	326,986
TOTAL MATERIALS		36,348,495
Real Estate - 2.1%
Diversified REITs - 0.0%
Gladstone Commercial Corp	6,322	67,456
Health Care REITs - 0.3%
American Healthcare REIT Inc	43,921	2,066,922
CareTrust REIT Inc	16,248	587,528
National Health Investors Inc	7,798	595,533
Strawberry Fields REIT Inc	5,113	66,980
Universal Health Realty Income Trust	8,195	321,326
		3,638,289
Hotel & Resort REITs - 0.5%
DiamondRock Hospitality Co	87,434	783,409
Ryman Hospitality Properties Inc	45,332	4,289,314
Sunstone Hotel Investors Inc	9,558	85,448
Xenia Hotels & Resorts Inc	10,432	147,508
		5,305,679
Real Estate Management & Development - 0.6%
Compass Inc Class A (b)	360,065	3,805,888
eXp World Holdings Inc	64,627	584,874
Maui Land & Pineapple Co Inc (b)	4,741	80,313
St Joe Co/The	27,951	1,659,451
		6,130,526
Residential REITs - 0.1%
Apartment Investment and Management Co Class A	55,993	332,598
Clipper Realty Inc	695	2,655
NexPoint Residential Trust Inc	5,211	156,851
UMH Properties Inc	58,949	937,879
		1,429,983
Retail REITs - 0.4%
Alexander's Inc	1,579	344,127
CBL & Associates Properties Inc	10,157	375,809
NETSTREIT Corp	15,134	266,964
Phillips Edison & Co Inc	16,652	592,312
Saul Centers Inc	8,306	261,887
Tanger Inc	74,180	2,475,387
		4,316,486
Specialized REITs - 0.2%
Outfront Media Inc	108,524	2,615,429
PotlatchDeltic Corp	3,039	120,891
		2,736,320
TOTAL REAL ESTATE		23,624,739
Utilities - 0.5%
Electric Utilities - 0.2%
Genie Energy Ltd Class B	1,538	21,193
MGE Energy Inc	14,106	1,106,193
Oklo Inc Class A (b)(c)	18,667	1,339,544
Otter Tail Corp	1,932	156,125
		2,623,055
Gas Utilities - 0.1%
Chesapeake Utilities Corp	5,787	721,986
RGC Resources Inc	345	7,349
		729,335
Independent Power and Renewable Electricity Producers - 0.0%
Hallador Energy Co (b)	21,202	403,686
Montauk Renewables Inc (b)	10,539	17,600
		421,286
Water Utilities - 0.2%
American States Water Co	18,535	1,343,417
Cadiz Inc (b)	40,368	226,464
Consolidated Water Co Ltd	3,331	117,551
Global Water Resources Inc	8,740	73,853
Middlesex Water Co	2,061	103,916
York Water Co/The	1,654	52,663
		1,917,864
TOTAL UTILITIES		5,691,540
TOTAL UNITED STATES		1,066,051,128
TOTAL COMMON STOCKS (Cost $854,215,643)		1,112,242,336

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (g) (Cost $376,331)	3.82	378,000	376,455

Money Market Funds - 9.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.79	6,473,991	6,475,285
Fidelity Securities Lending Cash Central Fund (h)(i)	3.77	94,670,340	94,679,808
TOTAL MONEY MARKET FUNDS (Cost $101,155,593)			101,155,093

TOTAL INVESTMENT IN SECURITIES - 108.4% (Cost $955,747,567)	1,213,773,884
NET OTHER ASSETS (LIABILITIES) - (8.4)%	(93,824,154)
NET ASSETS - 100.0%	1,119,949,730

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	64	3/2026	7,993,600	(138,596)

The notional amount of long futures as a percentage of Net Assets is 0.7%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $928,925 or 0.1% of net assets.

(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $376,455.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	18,106,536	119,968,712	131,600,498	87,174	963	(428)	6,475,285	6,473,991	0.0%
Fidelity Securities Lending Cash Central Fund	68,456,827	261,891,836	235,667,782	581,779	(1,001)	(72)	94,679,808	94,670,340	0.3%
Total	86,563,363	381,860,548	367,268,280	668,953	(38)	(500)	101,155,093

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	26,168,735	26,168,735	-	-
Consumer Discretionary	89,255,426	89,255,426	-	-
Consumer Staples	22,825,796	22,825,796	-	-
Energy	31,437,828	31,437,828	-	-
Financials	109,499,205	109,499,205	-	-
Health Care	287,174,642	287,169,843	889	3,910
Industrials	241,147,301	241,147,301	-	-
Information Technology	236,095,683	236,095,683	-	-
Materials	38,966,650	38,966,650	-	-
Real Estate	23,979,530	23,979,530	-	-
Utilities	5,691,540	5,691,540	-	-

U.S. Treasury Obligations	376,455	-	376,455	-

Money Market Funds	101,155,093	101,155,093	-	-
Total Investments in Securities:	1,213,773,884	1,213,392,630	377,344	3,910
Derivative Instruments:

Liabilities
Futures Contracts	(138,596)	(138,596)	-	-
Total Liabilities	(138,596)	(138,596)	-	-
Total Derivative Instruments:	(138,596)	(138,596)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(138,596)
Total Equity Risk	-	(138,596)
Total Value of Derivatives	-	(138,596)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Growth Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $102,138,742) - See accompanying schedule:
Unaffiliated issuers (cost $854,591,974)	$1,112,618,791
Fidelity Central Funds (cost $101,155,593)	101,155,093

Total Investment in Securities (cost $955,747,567)		$1,213,773,884
Segregated cash with brokers for derivative instruments		187,933
Foreign currency held at value (cost $379)		369
Receivable for investments sold		1,011,941
Receivable for fund shares sold		1,182,466
Dividends receivable		257,770
Distributions receivable from Fidelity Central Funds		84,245
Total assets		1,216,498,608
Liabilities
Payable for fund shares redeemed	$1,753,720
Accrued management fee	47,330
Payable for daily variation margin on futures contracts	64,235
Other payables and accrued expenses	2,712
Collateral on securities loaned	94,680,881
Total liabilities		96,548,878
Net Assets		$1,119,949,730
Net Assets consist of:
Paid in capital		$938,411,206
Total accumulated earnings (loss)		181,538,524
Net Assets		$1,119,949,730
Net Asset Value, offering price and redemption price per share ($1,119,949,730 ÷ 35,951,501 shares)		$31.15
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$2,427,184
Interest		8,169
Income from Fidelity Central Funds (including $581,779 from security lending)		668,953
Total income		3,104,306
Expenses
Management fee	$259,352
Independent trustees' fees and expenses	1,147
Interest	3,874
Total expenses before reductions	264,373
Expense reductions	(1,690)
Total expenses after reductions		262,683
Net Investment income (loss)		2,841,623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(92,408)
Fidelity Central Funds	(38)
Futures contracts	594,432
Total net realized gain (loss)		501,986
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	121,476,333
Fidelity Central Funds	(500)
Assets and liabilities in foreign currencies	(3)
Futures contracts	(161,732)
Total change in net unrealized appreciation (depreciation)		121,314,098
Net gain (loss)		121,816,084
Net increase (decrease) in net assets resulting from operations		$124,657,707
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,841,623	$5,515,054
Net realized gain (loss)	501,986	(7,209,829)
Change in net unrealized appreciation (depreciation)	121,314,098	65,719,541
Net increase (decrease) in net assets resulting from operations	124,657,707	64,024,766
Distributions to shareholders	(5,935,024)	(9,619,315)

Share transactions
Proceeds from sales of shares	300,074,697	437,577,387
Reinvestment of distributions	5,212,459	8,395,178
Cost of shares redeemed	(196,288,232)	(262,877,104)

Net increase (decrease) in net assets resulting from share transactions	108,998,924	183,095,461
Total increase (decrease) in net assets	227,721,607	237,500,912

Net Assets
Beginning of period	892,228,123	654,727,211
End of period	$1,119,949,730	$892,228,123

Other Information
Shares
Sold	9,967,702	16,106,991
Issued in reinvestment of distributions	168,320	316,747
Redeemed	(6,535,964)	(9,798,711)
Net increase (decrease)	3,600,058	6,625,027

Financial Highlights
Fidelity® Small Cap Growth Index Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$27.58	$25.45	$23.49	$19.93	$30.90	$20.66
Income from Investment Operations
Net investment income (loss) A,B	.08	.19	.19	.23	.17	.14
Net realized and unrealized gain (loss)	3.66	2.29	1.97	3.50	(10.17)	10.38
Total from investment operations	3.74	2.48	2.16	3.73	(10.00)	10.52
Distributions from net investment income	(.17)	(.35)	(.20)	(.17)	(.16)	(.11)
Distributions from net realized gain	-	-	-	-	(.81)	(.18)
Total distributions	(.17)	(.35)	(.20)	(.17)	(.97)	(.28) C
Net asset value, end of period	$31.15	$27.58	$25.45	$23.49	$19.93	$30.90
Total Return D,E	13.56%	9.80%	9.26%	18.78%	(33.33)%	51.31%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.05% H	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05 % H	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05% H	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	.55% H	.70%	.78%	1.05%	.64%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$1,119,950	$892,228	$654,727	$520,475	$274,753	$336,925
Portfolio turnover rate I	23 % H	36%	48% J	42%	51%	62%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal distributions per share do not sum due to rounding.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
JPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Small Cap Value Index Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Common Stocks - 99.6%
	Shares	Value ($)
AUSTRIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Critical Metals Corp (b)(c)	33,528	232,684
BERMUDA - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Teekay Corp Ltd	61,702	557,169
Financials - 0.3%
Banks - 0.2%
Bank of Nt Butterfield & Son Ltd/The (United States)	48,997	2,441,031
Insurance - 0.1%
Aspen Insurance Holdings Ltd (b)	6,964	258,364
Hamilton Insurance Group Ltd Class B (b)	52,723	1,470,972
Kestrel Group Ltd	653	6,686
		1,736,022
TOTAL FINANCIALS		4,177,053
Industrials - 0.0%
Marine Transportation - 0.0%
Himalaya Shipping Ltd (United States)	31,346	285,249
TOTAL BERMUDA		5,019,471
BRAZIL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Pagseguro Digital Ltd Class A	80,662	777,582
CAMEROON - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Golar LNG Ltd	114,470	4,259,429
CANADA - 1.3%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Encore Energy Corp (United States) (b)(c)	216,744	537,525
Kolibri Global Energy Inc (United States) (b)	27,776	109,159
Teekay Tankers Ltd Class A	28,204	1,506,658
TOTAL ENERGY		2,153,342
Health Care - 0.0%
Biotechnology - 0.0%
Fennec Pharmaceuticals Inc (United States) (b)	19,684	151,567
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Brookfield Business Corp Class A (United States)	17,625	632,385
Information Technology - 0.3%
Software - 0.3%
Hut 8 Corp (United States) (b)	112,407	5,163,978
Materials - 0.4%
Metals & Mining - 0.4%
Novagold Resources Inc (United States) (b)	24,826	231,378
Ssr Mining Inc (United States) (b)	239,092	5,240,897
TOTAL MATERIALS		5,472,275
Utilities - 0.5%
Gas Utilities - 0.5%
Brookfield Infrastructure Corp (United States)	141,466	6,422,556
TOTAL CANADA		19,996,103
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	141,830	500,660
Software - 0.0%
Chaince Digital Holdings Inc (b)	44,937	223,337
TOTAL CHINA		723,997
COSTA RICA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Logistic Properties Of The Americas (b)	4,170	11,384
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	66,079	348,897
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	552,443	501,287
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Webull Corp Class A	278,895	2,167,014
HONG KONG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)	121,739	3,895
IRELAND - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Ardmore Shipping Corp	40,448	428,344
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	46,690	445,890
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Cimpress PLC (b)	15,966	1,063,176
TOTAL IRELAND		1,937,410
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Nexxen International Ltd (b)	40,376	264,059
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Nano-X Imaging Ltd (b)(c)	58,242	163,078
Pharmaceuticals - 0.0%
MediWound Ltd (b)(c)	748	13,808
TOTAL HEALTH CARE		176,886
TOTAL ISRAEL		440,945
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	21,178	275,949
MEXICO - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Borr Drilling Ltd	312,594	1,259,754
MONACO - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Scorpio Tankers Inc	52,996	2,693,787
Industrials - 0.0%
Marine Transportation - 0.0%
Costamare Bulkers Holdings Ltd	9,577	147,581
Costamare Inc	51,928	819,943
Safe Bulkers Inc	59,645	287,489
TOTAL INDUSTRIALS		1,255,013
TOTAL MONACO		3,948,800
NORWAY - 0.3%
Energy - 0.2%
Energy Equipment & Services - 0.1%
Seadrill Ltd (b)	46,787	1,618,830
Oil, Gas & Consumable Fuels - 0.1%
FLEX LNG Ltd	30,783	768,036
SFL Corp Ltd (c)	143,430	1,120,189
		1,888,225
TOTAL ENERGY		3,507,055
Industrials - 0.1%
Electrical Equipment - 0.1%
T1 Energy Inc (b)(c)	156,636	1,046,328
TOTAL NORWAY		4,553,383
PANAMA - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Banco Latinoamericano de Comercio Exterior SA Class E	33,166	1,479,204
PUERTO RICO - 0.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Latin America Ltd Class A (b)	42,786	316,189
Liberty Latin America Ltd Class C (b)	139,677	1,041,990
TOTAL COMMUNICATION SERVICES		1,358,179
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	85,819	1,779,027
Ofg Bancorp	51,819	2,123,543
TOTAL FINANCIALS		3,902,570
TOTAL PUERTO RICO		5,260,749
SINGAPORE - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Kulicke & Soffa Industries Inc	24,982	1,138,180
SOUTH AFRICA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Caledonia Mining Corp PLC	19,595	512,801
SWEDEN - 0.1%
Financials - 0.1%
Insurance - 0.1%
SiriusPoint Ltd (b)	107,480	2,352,737
SWITZERLAND - 0.7%
Consumer Discretionary - 0.3%
Automobile Components - 0.3%
Garrett Motion Inc	186,357	3,248,203
Health Care - 0.4%
Biotechnology - 0.4%
CRISPR Therapeutics AG (b)(c)	102,294	5,364,297
Industrials - 0.0%
Machinery - 0.0%
Aebi Schmidt Holding AG	40,949	518,005
TOTAL SWITZERLAND		9,130,505
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	26,044	707,095
UNITED KINGDOM - 0.2%
Financials - 0.2%
Capital Markets - 0.0%
Marex Group PLC	20,074	770,038
Insurance - 0.2%
Fidelis Insurance Holdings Ltd	65,794	1,287,589
TOTAL FINANCIALS		2,057,627
Health Care - 0.0%
Pharmaceuticals - 0.0%
Indivior PLC (b)	21,144	758,647
Industrials - 0.0%
Machinery - 0.0%
Luxfer Holdings PLC	32,242	436,234
TOTAL UNITED KINGDOM		3,252,508
UNITED STATES - 95.4%
Communication Services - 3.1%
Diversified Telecommunication Services - 0.2%
Atn International Inc	11,952	272,505
Bandwidth Inc Class A (b)	24,748	382,357
IDT Corp Class B	4,363	223,428
Lumen Technologies Inc (b)	130,309	1,012,501
Shenandoah Telecommunications Co	60,053	694,213
Uniti Group Inc (b)	196,592	1,378,110
		3,963,114
Entertainment - 0.5%
AMC Entertainment Holdings Inc Class A (b)(c)	603,244	941,061
CuriosityStream Inc Class A	4,306	16,362
Eventbrite Inc Class A (b)	88,852	395,391
Gaia Inc Class A (b)	20,693	75,116
Lionsgate Studios Corp	240,189	2,192,926
Marcus Corp/The	26,560	411,946
Playstudios Inc Class A (b)	101,075	65,850
Playtika Holding Corp	53,178	210,053
Reservoir Media Inc (b)	20,461	154,890
Sphere Entertainment Co Class A (b)(c)	32,617	3,101,224
Starz Entertainment Corp	13,478	157,693
Vivid Seats Inc Class A (b)(c)	1,436	10,353
		7,732,865
Interactive Media & Services - 0.4%
Angi Inc Class A (b)	42,319	547,185
Bumble Inc Class A (b)	75,217	268,525
Cars.com Inc (b)	62,997	768,563
Getty Images Holdings Inc Class A (b)(c)	130,615	175,024
Nextdoor Holdings Inc Class A (b)	255,556	536,668
Rumble Inc Class A (b)(c)	96,104	607,377
Shutterstock Inc	29,065	555,142
Teads Holding Co (b)(c)	42,732	30,079
TripAdvisor Inc Class A	69,458	1,011,308
TrueCar Inc (b)	93,125	210,463
Ziff Davis Inc (b)	47,715	1,677,182
		6,387,516
Media - 1.7%
Advantage Solutions Inc Class A (b)	110,827	97,528
AMC Networks Inc Class A (b)	35,860	341,387
Boston Omaha Corp (b)	23,647	292,513
Cable One Inc (c)	6,092	687,482
EchoStar Corp Class A (b)	159,157	17,300,367
Entravision Communications Corp Class A	59,025	172,943
EW Scripps Co/The Class A (b)	74,553	297,466
Gray Media Inc	104,477	505,669
iHeartMedia Inc Class A (b)	142,517	592,871
John Wiley & Sons Inc Class A	2,950	90,359
National CineMedia Inc	78,274	304,486
Newsmax Inc Class B	55,837	431,620
Optimum Communications Inc Class A (b)	259,900	428,835
PubMatic Inc Class A (b)	44,273	392,702
Scholastic Corp	24,029	711,979
Sinclair Inc Class A	45,514	696,364
TechTarget Inc (b)(c)	30,646	165,488
TEGNA Inc	188,398	3,656,805
USA TODAY Co Inc (b)	16,256	83,718
		27,250,582
Wireless Telecommunication Services - 0.3%
Spok Holdings Inc	25,088	330,911
Telephone and Data Systems Inc	116,683	4,784,003
		5,114,914
TOTAL COMMUNICATION SERVICES		50,448,991
Consumer Discretionary - 9.7%
Automobile Components - 1.4%
Adient PLC (b)	95,427	1,829,336
American Axle & Manufacturing Holdings Inc (b)	135,379	867,779
Cooper-Standard Holdings Inc (b)	19,840	651,347
Dana Inc	138,158	3,282,634
Fox Factory Holding Corp (b)	36,908	631,496
Gentherm Inc (b)	35,782	1,301,391
Goodyear Tire & Rubber Co/The (b)	323,695	2,835,568
Holley Inc Class A (b)	89,582	369,974
LCI Industries	24,876	3,018,454
Motorcar Parts of America Inc (b)	15,683	193,528
Phinia Inc	44,623	2,797,416
Solid Power Inc (b)(c)	165,347	702,725
Standard Motor Products Inc	24,984	920,660
Strattec Security Corp (b)	4,778	363,797
Visteon Corp	32,270	3,068,877
		22,834,982
Automobiles - 0.1%
Faraday Future Intelligent Electric Inc Class A (b)(c)	167,178	170,521
Winnebago Industries Inc	32,095	1,300,489
		1,471,010
Broadline Retail - 0.2%
Kohl's Corp	128,139	2,615,317
Savers Value Village Inc (b)(c)	3,088	28,842
		2,644,159
Distributors - 0.1%
GigaCloud Technology Inc Class A (b)	28,751	1,129,339
Gold.com Inc	22,393	762,482
Weyco Group Inc	7,386	225,938
		2,117,759
Diversified Consumer Services - 0.8%
American Public Education Inc (b)	1,036	39,161
European Wax Center Inc Class A (b)	2,667	9,601
Graham Holdings Co Class B	3,767	4,138,426
Laureate Education Inc (b)	97,157	3,271,276
Matthews International Corp Class A	35,093	916,629
McGraw Hill Inc (c)	9,820	162,030
Mister Car Wash Inc (b)	11,644	64,741
Perdoceo Education Corp	76,914	2,255,888
Phoenix Education Partners Inc	1,597	48,389
Strategic Education Inc	27,445	2,201,089
		13,107,230
Hotels, Restaurants & Leisure - 0.8%
Biglari Holdings Inc Class B (b)	784	260,625
BJ's Restaurants Inc (b)	8,429	332,103
Black Rock Coffee Bar Inc Class A	7,650	170,213
Bloomin' Brands Inc	38,066	234,867
Brightstar Lottery PLC	123,447	1,910,960
Cracker Barrel Old Country Store Inc (c)	19,122	485,699
Denny's Corp (b)	53,924	335,407
Dine Brands Global Inc	15,090	484,993
El Pollo Loco Holdings Inc (b)	32,209	336,906
Empire Resorts Inc (b)(d)	41	0
Global Business Travel Group I Class A (b)	16,490	126,149
Golden Entertainment Inc	22,713	617,566
Jack in the Box Inc (c)	3,648	69,130
Krispy Kreme Inc (c)	79,697	320,382
Marriott Vacations Worldwide Corp	32,842	1,894,655
Nathan's Famous Inc	262	24,515
Navan Inc Class A (b)	8,574	146,444
Papa John's International Inc	35,166	1,353,539
Portillo's Inc Class A (b)(c)	78,240	355,210
Pursuit Attractions and Hospitality Inc (b)	23,254	783,195
Rci Hospitality Holdings Inc	3,810	90,830
Red Rock Resorts Inc Class A	25,511	1,580,406
Sabre Corp (b)	314,587	427,838
Serve Robotics Inc (b)(c)	8,119	84,275
Six Flags Entertainment Corp (b)(c)	22,738	348,801
Target Hospitality Corp (b)	37,616	301,304
United Parks & Resorts Inc (b)(c)	1,581	57,390
		13,133,402
Household Durables - 2.2%
Bassett Furniture Industries Inc	9,806	164,349
Beazer Homes USA Inc (b)	32,180	652,289
Century Communities Inc	30,790	1,827,387
Cricut Inc Class A	57,057	282,432
Dream Finders Homes Inc Class A (b)(c)	26,595	454,775
Ethan Allen Interiors Inc	27,485	627,757
Flexsteel Industries Inc	4,153	164,002
Green Brick Partners Inc (b)	24,096	1,509,855
Hamilton Beach Brands Holding Co Class A	8,577	141,092
Helen of Troy Ltd (b)	26,854	570,648
Hovnanian Enterprises Inc Class A (b)	5,661	552,174
KB Home	74,235	4,187,596
La-Z-Boy Inc	48,603	1,811,434
Legacy Housing Corp (b)	10,021	195,610
Leggett & Platt Inc	156,665	1,723,315
LGI Homes Inc (b)	24,135	1,036,840
Lovesac Co/The (b)	5,783	85,298
M/I Homes Inc (b)	30,601	3,915,398
Meritage Homes Corp	81,980	5,394,284
Sonos Inc (b)	11,218	196,988
Taylor Morrison Home Corp (b)	112,467	6,620,932
Traeger Inc (b)	38,134	41,184
Tri Pointe Homes Inc (b)	99,081	3,118,079
		35,273,718
Leisure Products - 0.6%
American Outdoor Brands Inc (b)	14,085	108,877
Clarus Corp	35,173	117,830
Escalade Inc	12,193	164,484
Funko Inc Class A (b)	47,063	160,014
JAKKS Pacific Inc	10,770	181,798
Johnson Outdoors Inc Class A	6,775	287,599
Latham Group Inc (b)	5,494	34,886
Malibu Boats Inc Class A (b)	21,672	611,367
Marine Products Corp	5,405	47,348
MasterCraft Boat Holdings Inc (b)	18,371	347,396
Peloton Interactive Inc Class A (b)	300,971	1,853,981
Polaris Inc	62,681	3,964,573
Smith & Wesson Brands Inc	51,778	511,049
Sturm Ruger & Co Inc	10,832	353,665
Topgolf Callaway Brands Corp (b)	154,702	1,805,372
		10,550,239
Specialty Retail - 2.8%
1-800-Flowers.com Inc Class A (b)(c)	28,097	110,421
Academy Sports & Outdoors Inc	77,887	3,891,235
Advance Auto Parts Inc	70,465	2,769,275
America's Car-Mart Inc/TX (b)	8,406	212,336
American Eagle Outfitters Inc	187,294	4,938,943
Arko Corp	76,937	349,294
Asbury Automotive Group Inc (b)	22,766	5,293,778
BARK Inc (b)	30,994	18,673
Barnes & Noble Education Inc (b)	18,927	173,939
Bed Bath & Beyond Inc (b)	80,554	439,825
Buckle Inc/The	2,348	125,430
Caleres Inc	39,284	478,086
Citi Trends Inc (b)	5,565	231,281
Designer Brands Inc Class A	39,296	291,969
EVgo Inc Class A (b)(c)	127,670	371,520
Genesco Inc (b)	11,046	273,609
Group 1 Automotive Inc	8,111	3,190,056
Haverty Furniture Cos Inc	16,068	375,348
J Jill Inc	8,579	117,704
Lands' End Inc (b)	10,753	156,134
MarineMax Inc (b)	21,061	510,308
Monro Inc	35,324	707,893
National Vision Holdings Inc (b)	91,322	2,357,934
OneWater Marine Inc Class A (b)	13,075	141,472
Outdoor Holding Co (b)	101,303	173,228
Petco Health & Wellness Co Inc Class A (b)	86,290	242,475
RealReal Inc/The (b)	87,702	1,383,938
Sally Beauty Holdings Inc (b)	116,487	1,661,105
Shoe Carnival Inc	21,813	368,203
Signet Jewelers Ltd	47,046	3,899,172
Sleep Number Corp (b)	21,476	181,687
Sonic Automotive Inc Class A	11,265	696,853
Stitch Fix Inc Class A (b)	121,628	638,547
Torrid Holdings Inc (b)	37,830	37,013
Upbound Group Inc	41,123	722,120
Urban Outfitters Inc (b)	46,718	3,515,997
Victoria's Secret & Co (b)	57,620	3,121,275
Winmark Corp	3,474	1,406,762
Zumiez Inc (b)	15,424	401,795
		45,976,633
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd (b)	136,244	3,324,354
Carter's Inc	41,935	1,359,952
G-III Apparel Group Ltd	42,355	1,226,601
Kontoor Brands Inc	12,349	754,400
Lakeland Industries Inc (c)	9,447	83,511
Movado Group Inc	18,308	377,511
Oxford Industries Inc	16,754	572,987
Rocky Brands Inc	8,196	240,389
Steven Madden Ltd	76,677	3,192,830
Superior Group of Cos Inc	13,817	133,749
		11,266,284
TOTAL CONSUMER DISCRETIONARY		158,375,416
Consumer Staples - 1.6%
Beverages - 0.0%
MGP Ingredients Inc	16,792	408,045
Consumer Staples Distribution & Retail - 0.5%
Andersons Inc/The	38,375	2,040,399
Grocery Outlet Holding Corp (b)	111,166	1,122,777
HF Foods Group Inc (b)	46,470	99,910
Ingles Markets Inc Class A	17,219	1,180,362
United Natural Foods Inc (b)	70,268	2,365,924
Village Super Market Inc Class A	10,806	382,478
Weis Markets Inc	16,201	1,038,322
		8,230,172
Food Products - 0.5%
Alico Inc	6,249	227,339
B&G Foods Inc	94,935	408,221
Beyond Meat Inc (b)(c)	412,447	338,207
Calavo Growers Inc	1,985	43,173
Dole PLC	97,098	1,455,499
Fresh Del Monte Produce Inc	39,262	1,398,905
Hain Celestial Group Inc (b)	107,268	114,776
John B Sanfilippo & Son Inc	3,788	267,433
Limoneira Co	19,788	249,824
Mission Produce Inc (b)	49,629	575,696
Seneca Foods Corp Class A (b)	5,480	606,252
Simply Good Foods Co/The (b)	39,101	785,148
TreeHouse Foods Inc (b)	59,096	1,394,075
Utz Brands Inc Class A	86,777	900,745
		8,765,293
Household Products - 0.3%
Central Garden & Pet Co (b)	19,960	641,714
Central Garden & Pet Co Class A (b)	48,625	1,419,364
Energizer Holdings Inc	16,343	325,062
Oil-Dri Corp of America	2,471	120,931
Spectrum Brands Holdings Inc	27,811	1,643,074
		4,150,145
Personal Care Products - 0.2%
Beauty Health Co/The Class A (b)	20,042	27,858
Edgewell Personal Care Co	52,928	902,423
Herbalife Ltd (b)	31,193	402,078
Honest Co Inc/The (b)	53,359	137,666
Medifast Inc (b)(c)	12,604	134,611
Nature's Sunshine Products Inc (b)	14,290	308,378
Nu Skin Enterprises Inc Class A	57,604	554,151
Olaplex Holdings Inc (b)	165,165	221,321
USANA Health Sciences Inc (b)	12,640	248,123
Waldencast plc Class A (b)	50,473	94,889
		3,031,498
Tobacco - 0.1%
Turning Point Brands Inc	2,243	243,141
Universal Corp/VA	28,490	1,502,848
		1,745,989
TOTAL CONSUMER STAPLES		26,331,142
Energy - 6.0%
Energy Equipment & Services - 2.2%
Atlas Energy Solutions Inc	26,853	252,955
Bristow Group Inc (b)	33,182	1,215,125
Core Laboratories Inc	55,142	883,926
DMC Global Inc (b)	15,783	105,588
Expro Group Holdings NV (b)	104,619	1,396,664
Flowco Holdings Inc Class A	10,234	191,785
Forum Energy Technologies Inc (b)	11,904	439,853
Helix Energy Solutions Group Inc (b)	123,873	776,684
Helmerich & Payne Inc	113,579	3,257,446
Innovex International Inc (b)	45,383	992,526
Liberty Energy Inc Class A	185,505	3,424,422
Mammoth Energy Services Inc (b)	29,033	53,711
Nabors Industries Ltd (b)(c)	16,599	901,326
National Energy Services Reunited Corp (b)	63,926	1,001,081
Natural Gas Services Group Inc	8,515	286,530
Noble Corp PLC (c)	148,777	4,201,462
Oceaneering International Inc (b)	13,005	312,510
Oil States International Inc (b)	65,315	442,183
Patterson-UTI Energy Inc	408,693	2,497,114
ProFrac Holding Corp Class A (b)	33,704	131,109
ProPetro Holding Corp (b)	93,895	892,941
Ranger Energy Services Inc Class A	23,874	333,759
RPC Inc	106,473	579,213
SEACOR Marine Holdings Inc (b)(c)	25,209	151,758
Select Water Solutions Inc Class A	105,261	1,107,346
TETRA Technologies Inc (b)	148,862	1,394,837
Tidewater Inc (b)	3,118	157,490
Transocean Ltd (b)(c)	1,089,731	4,500,589
Valaris Ltd (b)(c)	73,242	3,691,397
		35,573,330
Oil, Gas & Consumable Fuels - 3.8%
California Resources Corp	86,285	3,857,803
Calumet Inc (b)(c)	71,182	1,414,386
Centrus Energy Corp Class A (b)(c)	4,449	1,080,039
Clean Energy Fuels Corp (b)	203,177	426,672
CNX Resources Corp (b)(c)	152,901	5,622,171
Comstock Resources Inc (b)(c)	26,480	613,806
Core Natural Resources Inc	39,105	3,461,184
Crescent Energy Co Class A (c)	276,757	2,321,991
DHT Holdings Inc	159,033	1,941,793
Diversified Energy Co	72,869	1,055,143
Dorian LPG Ltd	43,357	1,055,309
Empire Petroleum Corp (b)(c)	1,887	5,736
Energy Fuels Inc/Canada (United States) (b)(c)	196,656	2,859,378
Epsilon Energy Ltd	21,849	101,379
Evolution Petroleum Corp	7,763	27,481
Excelerate Energy Inc Class A	27,668	776,087
FutureFuel Corp	31,418	100,223
Gevo Inc (b)(c)	272,228	544,456
Granite Ridge Resources Inc	65,327	307,037
Green Plains Inc (b)	78,769	771,936
HighPeak Energy Inc Class A (c)	26,242	124,387
Infinity Natural Resources Inc Class A (b)	14,526	213,968
International Seaways Inc	47,286	2,295,735
Kinetik Holdings Inc Class A (c)	14,720	530,656
Magnolia Oil & Gas Corp Class A	169,336	3,706,766
Murphy Oil Corp	158,800	4,962,501
NACCO Industries Inc Class A	4,700	230,488
Navigator Holdings Ltd	36,189	626,793
New Fortress Energy Inc Class A (b)(c)	206,496	235,405
NextNRG Inc (b)(c)	31,471	45,633
Nordic American Tankers Ltd	242,635	834,664
Northern Oil & Gas Inc	112,996	2,426,024
OPAL Fuels Inc Class A (b)	3,759	8,852
Par Pacific Holdings Inc (b)	41,754	1,467,236
PBF Energy Inc Class A	98,430	2,669,422
Peabody Energy Corp	143,688	4,267,535
Prairie Operating Co (b)(c)	33,833	57,178
PrimeEnergy Resources Corp (b)(c)	401	68,571
REX American Resources Corp (b)	24,453	790,321
Riley Exploration Permian Inc	14,281	377,018
SandRidge Energy Inc	42,558	614,112
SM Energy Co	134,200	2,509,540
Summit Midstream Corp Class A (b)	10,918	291,292
Talos Energy Inc (b)	152,119	1,676,351
VAALCO Energy Inc	109,854	399,869
Vitesse Energy Inc	35,221	678,356
W&T Offshore Inc	113,240	184,581
World Kinect Corp	55,249	1,294,484
XCF Global Inc Class A	25,738	7,026
		61,938,774
TOTAL ENERGY		97,512,104
Financials - 25.2%
Banks - 17.4%
1st Source Corp	21,626	1,351,409
ACNB Corp	12,043	582,279
Amalgamated Financial Corp	26,916	862,119
Amerant Bancorp Inc Class A	25,337	494,325
Ameris Bancorp	77,282	5,739,734
Ames National Corp	10,203	234,261
Arrow Financial Corp	18,333	575,656
Associated Banc-Corp	195,344	5,032,061
Atlantic Union Bankshares Corp (c)	167,582	5,915,645
Avidbank Holdings Inc (b)	2,570	68,258
Axos Financial Inc (b)	55,425	4,775,418
Banc of California Inc	140,865	2,717,286
BancFirst Corp	1,997	211,722
Bank First Corp	8,931	1,087,974
Bank of Hawaii Corp	10,764	735,935
Bank of Marin Bancorp	17,325	450,623
Bank7 Corp	4,603	188,631
BankFinancial Corp	13,128	157,536
BankUnited Inc	88,597	3,948,768
Bankwell Financial Group Inc	6,788	311,026
Banner Corp	40,034	2,508,530
Bar Harbor Bankshares	19,637	609,729
BayCom Corp	12,053	354,358
BCB Bancorp Inc	20,503	165,459
Beacon Financial Corp	97,766	2,578,089
Blue Foundry Bancorp (b)	20,353	252,988
Blue Ridge Bankshares Inc	77,622	331,446
Bridgewater Bancshares Inc (b)	12,429	217,880
Burke & Herbert Financial Services Corp	15,948	993,720
Business First Bancshares Inc	33,374	872,396
BV Financial Inc (b)	8,883	161,138
Byline Bancorp Inc	36,499	1,063,946
C&F Financial Corp	3,541	257,041
Cadence Bank	219,124	9,387,272
California BanCorp	21,723	405,568
Camden National Corp	19,877	862,264
Capital Bancorp Inc	10,596	298,489
Capital City Bank Group Inc	16,293	693,593
Capitol Federal Financial Inc	145,662	991,958
Carter Bankshares Inc (b)	20,866	410,226
Cathay General Bancorp	78,148	3,781,582
CB Financial Services Inc	5,325	185,630
Central Pacific Financial Corp	31,020	966,583
CF Bankshares Inc Class A	5,048	125,948
Chain Bridge Bancorp Inc Class A (b)	2,242	77,663
Chemung Financial Corp	4,826	269,291
ChoiceOne Financial Services Inc	16,990	501,545
Citizens & Northern Corp	20,526	414,009
Citizens Community Bancorp Inc/WI	10,741	191,405
Citizens Financial Services Inc	5,023	286,411
City Holding Co	5,993	714,366
Civista Bancshares Inc	22,301	495,528
CNB Financial Corp/PA	34,417	900,693
CoastalSouth Bancshares Inc (b)	5,365	124,736
Colony Bankcorp Inc	19,755	352,034
Columbia Financial Inc (b)	29,172	453,333
Commercial Bancgroup Inc	6,805	167,131
Community Financial System Inc	48,285	2,773,490
Community Trust Bancorp Inc	18,841	1,064,517
Community West Bancshares	15,755	354,488
Connectone Bancorp Inc	42,161	1,105,461
Customers Bancorp Inc (b)	34,488	2,521,763
CVB Financial Corp	154,058	2,865,479
Dime Community Bancshares Inc	38,428	1,156,299
Eagle Bancorp Inc	26,678	571,443
Eagle Bancorp Montana Inc	8,603	171,200
Eagle Financial Services Inc	4,972	197,861
Eastern Bankshares Inc	260,017	4,792,113
ECB Bancorp Inc/MD (b)(c)	8,087	140,633
Enterprise Financial Services Corp	42,888	2,315,952
Equity Bancshares Inc Class A	17,853	797,136
Farmers & Merchants Bancorp Inc/Archbold OH	15,186	375,398
Farmers National Banc Corp	43,873	584,388
FB Bancorp Inc (b)	19,639	252,361
FB Financial Corp	48,438	2,702,840
Fidelity D&D Bancorp Inc	5,789	251,995
Financial Institutions Inc	23,164	722,022
Finward Bancorp	3,935	138,473
Finwise Bancorp (b)	4,083	73,248
First Bancorp Inc/The	13,209	349,246
First Bancorp/Southern Pines NC	47,297	2,402,215
First Bank/Hamilton NJ	24,376	401,229
First Busey Corp	99,354	2,363,632
First Business Financial Services Inc	8,627	468,446
First Capital Inc	3,873	229,282
First Commonwealth Financial Corp	122,544	2,066,092
First Community Bankshares Inc	18,652	629,132
First Community Corp/SC	6,180	183,237
First Financial Bancorp	112,264	2,808,845
First Financial Corp	11,749	709,875
First Foundation Inc (b)	73,617	453,481
First Internet Bancorp	4,637	96,774
First Interstate BancSystem Inc Class A	105,891	3,663,829
First Merchants Corp	64,304	2,410,114
First Mid Bancshares Inc	25,606	998,634
First National Corp/VA	8,297	209,416
First Savings Financial Group Inc	6,268	199,698
First United Corp	7,032	263,278
First Western Financial Inc (b)	5,961	159,814
Firstsun Capital Bancorp (b)	14,735	554,552
Five Star Bancorp	6,409	229,314
Flagstar Financial Inc	356,325	4,486,132
Flushing Financial Corp	38,264	580,465
Franklin Financial Services Corp	4,809	241,412
FS Bancorp Inc	7,695	316,803
Fulton Financial Corp	214,722	4,150,576
FVCBankcorp Inc	17,785	247,389
GBank Financial Holdings Inc (b)(c)	10,011	339,273
German American Bancorp Inc	42,469	1,663,935
Glacier Bancorp Inc	121,216	5,339,565
Great Southern Bancorp Inc	9,753	600,395
Greene County Bancorp Inc	3,478	77,315
Hancock Whitney Corp	99,434	6,331,957
Hanmi Financial Corp	35,422	957,457
Hanover Bancorp Inc	4,715	108,964
Hawthorn Bancshares Inc	6,741	235,126
HBT Financial Inc	13,601	351,586
Heritage Commerce Corp	71,010	852,830
Heritage Financial Corp Wash	40,431	956,193
Hilltop Holdings Inc	51,096	1,734,198
Hingham Institution For Savings The (c)	1,800	511,128
Home Bancorp Inc	7,916	457,545
Home BancShares Inc/AR	220,973	6,138,630
HomeTrust Bancshares Inc	18,496	794,218
Hope Bancorp Inc	139,460	1,528,482
Horizon Bancorp Inc/IN	59,552	1,010,002
Independent Bank Corp	59,133	4,321,440
Independent Bank Corp/MI	23,475	763,642
International Bancshares Corp	57,109	3,794,322
Investar Holding Corp	10,450	279,224
John Marshall Bancorp Inc	14,692	293,693
Kearny Financial Corp/MD	69,277	513,343
Lakeland Financial Corp	13,298	758,784
Landmark Bancorp Inc/Manhattan KS	5,661	148,262
LCNB Corp	16,370	268,304
LINKBANCORP Inc	22,651	187,097
Live Oak Bancshares Inc	23,410	804,134
MainStreet Bancshares Inc	7,570	154,125
Mechanics Bancorp Class A (c)	56,939	833,018
Mercantile Bank Corp	18,628	896,007
Meridian Corp	8,940	157,165
Metrocity Bankshares Inc	9,285	246,424
Metropolitan Bank Holding Corp	8,168	623,708
Mid Penn Bancorp Inc	22,861	709,148
Middlefield Banc Corp	8,700	300,498
Midland States Bancorp Inc	24,656	521,968
MidWestOne Financial Group Inc	19,323	743,936
MVB Financial Corp	13,036	336,720
National Bank Holdings Corp Class A	44,632	1,696,462
National Bankshares Inc VA	7,667	257,075
NB Bancorp Inc	46,534	922,304
Nbt Bancorp Inc	56,383	2,341,022
Nicolet Bankshares Inc (c)	11,106	1,347,158
Northeast Bank	3,479	361,572
Northeast Community Bancorp Inc	15,014	339,467
Northfield Bancorp Inc	39,359	449,873
Northpointe Bancshares Inc	23,686	397,451
Northrim BanCorp Inc	12,296	327,197
Northwest Bancshares Inc	172,848	2,074,176
Norwood Financial Corp	10,120	283,866
Oak Valley Bancorp	7,998	240,420
OceanFirst Financial Corp	66,411	1,192,077
Ohio Valley Banc Corp	4,469	178,671
Old National Bancorp/IN	363,140	8,101,653
Old Second Bancorp Inc	58,403	1,138,859
OP Bancorp	12,818	180,990
Orange County Bancorp Inc	9,797	279,704
Origin Bancorp Inc	32,751	1,231,765
Orrstown Financial Services Inc	21,867	774,529
Park National Corp	17,397	2,647,475
Parke Bancorp Inc	11,564	289,563
PCB Bancorp	11,249	243,541
Peapack-Gladstone Financial Corp	10,959	305,208
Peoples Bancorp Inc/OH	41,447	1,244,653
Peoples Bancorp of North Carolina Inc	4,999	180,964
Peoples Financial Services Corp	10,127	493,286
Pioneer Bancorp Inc/NY (b)	11,854	159,792
Plumas Bancorp	7,561	337,901
Ponce Financial Group Inc (b)	21,751	355,629
Preferred Bank/Los Angeles CA	13,655	1,289,442
Primis Financial Corp	24,680	343,299
Princeton Bancorp Inc	5,488	190,379
Provident Financial Services Inc	127,004	2,508,329
QCR Holdings Inc	19,255	1,603,942
RBB Bancorp	19,053	393,254
Red River Bancshares Inc	5,790	413,580
Renasant Corp	110,398	3,888,218
Republic Bancorp Inc/KY Class A	9,860	680,241
Rhinebeck Bancorp Inc (b)	5,080	61,061
Richmond Mutual BanCorp Inc	8,974	125,995
Riverview Bancorp Inc	23,531	118,126
S&T Bancorp Inc	45,103	1,774,803
SB Financial Group Inc	6,787	151,146
Seacoast Banking Corp of Florida	102,036	3,205,971
Shore Bancshares Inc	30,074	531,708
Sierra Bancorp	14,311	467,683
Simmons First National Corp Class A	169,448	3,194,095
SmartFinancial Inc	14,015	518,415
Sound Financial Bancorp Inc	2,411	105,192
South Plains Financial Inc	15,002	582,078
Southern First Bancshares Inc (b)	9,112	469,450
Southern Missouri Bancorp Inc	10,346	611,656
Southside Bancshares Inc	34,422	1,046,085
SR Bancorp Inc	7,850	123,559
Stellar Bancorp Inc	54,926	1,699,410
Stock Yards Bancorp Inc	1,810	117,560
Texas Capital Bancshares Inc (b)	45,901	4,155,877
Third Coast Bancshares Inc (b)	14,847	564,334
Timberland Bancorp Inc/WA	8,818	315,684
Tompkins Financial Corp	16,005	1,160,683
Towne Bank/Portsmouth VA	86,166	2,875,359
TriCo Bancshares	35,703	1,691,251
Triumph Financial Inc (b)(c)	14,604	914,649
TrustCo Bank Corp NY	22,117	914,096
Trustmark Corp	65,622	2,555,977
UMB Financial Corp	77,816	8,951,953
Union Bankshares Inc/Morrisville VT	373	8,850
United Bankshares Inc/WV	164,515	6,317,376
United Community Bank/SC	143,688	4,485,939
United Security Bancshares/Fresno CA	16,254	163,678
Unity Bancorp Inc	4,494	232,430
Univest Financial Corp	33,587	1,099,638
USCB Financial Holdings Inc	8,850	163,017
Valley National Bancorp	430,405	5,027,130
Virginia National Bankshares Corp	5,740	228,739
WaFd Inc	91,585	2,933,468
Washington Trust Bancorp Inc	22,888	676,340
WesBanco Inc	105,631	3,511,174
West BanCorp Inc	15,462	343,102
Westamerica BanCorp	28,525	1,364,351
Western New England Bancorp Inc	21,137	266,749
WSFS Financial Corp	65,440	3,614,906
		285,435,607
Capital Markets - 0.5%
AlTi Global Inc Class A (b)(c)	50,319	233,480
Artisan Partners Asset Management Inc Class A	33,465	1,363,365
Bakkt Holdings Inc/US Class A (b)	13,412	134,656
Cohen & Steers Inc	2,965	186,143
Diamond Hill Investment Group Inc	2,507	424,937
DigitalBridge Group Inc Class A	207,841	3,188,282
Donnelley Financial Solutions Inc (b)	8,264	385,846
Fold Holdings Inc Class A (b)(c)	3,244	8,467
Forge Global Holdings Inc Class A (b)	12,986	578,656
GCM Grosvenor Inc Class A	4,557	51,585
Innventure Inc (b)(c)	28,240	118,043
MarketWise Inc Class A	2,463	36,994
Miami International Holdings Inc	12,906	572,768
Open Lending Corp (b)	119,644	185,448
Siebert Financial Corp (b)	14,769	51,839
Silvercrest Asset Management Group Inc Class A	8,088	122,857
Value Line Inc	140	5,380
Virtus Invt Partners Inc	7,563	1,233,903
Westwood Holdings Group Inc	8,580	147,662
		9,030,311
Consumer Finance - 1.0%
Atlanticus Holdings Corp (b)	5,802	388,444
Bread Financial Holdings Inc	53,741	3,978,446
Consumer Portfolio Services Inc (b)(c)	10,892	101,622
Encore Capital Group Inc (b)	26,297	1,429,242
Green Dot Corp Class A (b)	62,958	806,492
Jefferson Capital Inc	6,299	140,720
LendingClub Corp (b)	132,975	2,518,547
Lendingtree Inc (b)	770	40,879
Medallion Financial Corp	20,118	207,014
Navient Corp	79,485	1,033,305
Nelnet Inc Class A	12,993	1,727,549
Oportun Financial Corp (b)	46,875	247,969
PRA Group Inc (b)	45,093	797,695
PROG Holdings Inc	46,232	1,363,382
Regional Management Corp	9,210	356,888
Vroom Inc	1,161	23,080
World Acceptance Corp (b)	3,488	489,680
		15,650,954
Financial Services - 2.8%
Acacia Research Corp (b)(c)	39,409	147,390
Alerus Financial Corp	27,736	624,615
Better Home & Finance Holding Co Class A (b)(c)	6,594	214,833
Burford Capital Ltd (United States)	86,410	770,777
Cannae Holdings Inc	55,903	879,354
Cass Information Systems Inc	1,813	75,275
Compass Diversified Holdings	80,271	385,301
Enact Holdings Inc	33,040	1,309,706
Essent Group Ltd	111,139	7,225,146
Federal Agricultural Mortgage Corp Class C	950	166,792
Finance of America Cos Inc Class A (b)	5,722	138,530
Flywire Corp (b)	13,132	185,949
HA Sustainable Infrastructure Capital Inc	143,781	4,519,037
Jackson Financial Inc	81,348	8,675,764
loanDepot Inc Class A (b)	105,301	217,973
Marqeta Inc Class A (b)	231,606	1,100,129
Merchants Bancorp/IN	30,422	1,036,173
NewtekOne Inc	27,408	311,081
NMI Holdings Inc (b)	91,497	3,732,163
Onity Group Inc (b)	7,635	349,607
Paysafe Ltd (b)(c)	37,910	306,692
PennyMac Financial Services Inc	34,305	4,522,771
Radian Group Inc	159,229	5,730,652
Repay Holdings Corp Class A (b)	78,773	287,521
Security National Financial Corp Class A	18,438	166,126
Sezzle Inc (b)(c)	1,698	107,780
SWK Holdings Corp	3,314	57,000
Velocity Financial Inc (b)	12,385	257,113
Walker & Dunlop Inc	38,796	2,333,579
Waterstone Financial Inc	18,230	301,707
		46,136,536
Insurance - 1.8%
Abacus Global Management Inc Class A (c)	33,133	283,287
American Coastal Insurance Corp	13,390	169,116
American Integrity Insurance Group Inc	5,914	123,189
Amerisafe Inc	10,821	415,635
Ategrity Specialty Holdings LLC	4,782	100,470
Citizens Inc/TX Class A (b)	53,193	256,922
CNO Financial Group Inc	112,665	4,784,883
Donegal Group Inc Class A	19,975	399,101
eHealth Inc (b)	34,567	159,008
Employers Holdings Inc	26,397	1,139,558
F&G Annuities & Life Inc	40,888	1,261,395
Genworth Financial Inc Class A (b)	476,027	4,298,524
GoHealth Inc Class A (b)	10,309	22,164
Goosehead Insurance Inc Class A	5,717	421,057
Greenlight Capital Re Ltd Class A (b)	29,865	435,432
Heritage Insurance Holdings Inc (b)	6,597	193,028
Hippo Holdings Inc (b)	9,665	290,723
Horace Mann Educators Corp	47,752	2,205,187
Investors Title Co	1,363	340,259
James River Group Holdings Inc	43,656	277,652
Kingstone Cos Inc	803	13,513
MBIA Inc (b)	52,229	373,960
Mercury General Corp	31,553	2,967,875
NI Holdings Inc (b)	7,631	101,492
Octave Specialty Group Inc (b)	48,314	375,883
ProAssurance Corp (b)	58,854	1,421,913
Safety Insurance Group Inc	17,424	1,357,504
Selective Insurance Group Inc	8,536	714,207
Selectquote Inc (b)	46,371	65,383
Slide Insurance Holdings Inc (b)	19,662	383,016
Stewart Information Services Corp	32,703	2,297,713
Tiptree Inc Class A	20,032	365,985
United Fire Group Inc	24,624	895,082
Universal Insurance Holdings Inc	23,096	780,645
		29,690,761
Mortgage Real Estate Investment Trusts (REITs) - 1.7%
ACRES Commercial Realty Corp (b)	6,419	136,981
Adamas Trust Inc	100,596	734,351
Angel Oak Mortgage REIT Inc	10,021	86,281
Apollo Commercial Real Estate Finance Inc	83,821	811,387
Arbor Realty Trust Inc (c)	230,761	1,790,705
Ares Commercial Real Estate Corp	64,831	309,892
ARMOUR Residential REIT Inc	133,445	2,360,643
Blackstone Mortgage Trust Inc Class A	187,059	3,578,440
Brightspire Capital Inc Class A	154,196	863,498
Chimera Investment Corp	97,215	1,208,382
Claros Mortgage Trust Inc (b)	107,660	329,440
Dynex Capital Inc	172,648	2,418,799
Ellington Financial Inc	113,754	1,544,779
Franklin BSP Realty Trust Inc	98,731	990,272
Invesco Mortgage Capital Inc (c)	85,310	717,457
Kkr Real Estate Finance Trust Inc	66,475	546,425
Ladder Capital Corp Class A	134,375	1,476,781
Lument Finance Trust Inc	62,459	88,067
MFA Financial Inc	124,004	1,154,477
Nexpoint Real Estate Finance Inc	10,018	141,053
Orchid Island Capital Inc	181,347	1,305,698
Pennymac Mortgage Investment Trust	103,679	1,301,171
Ready Capital Corp	177,177	386,246
Redwood Trust Inc	150,987	834,958
Rithm Property Trust Inc	8,142	134,994
Seven Hills Realty Trust	28,069	249,814
Sunrise Realty Trust Inc	13,193	124,410
TPG Mortgage Investment Trust Inc	32,995	281,117
TPG RE Finance Trust Inc	81,067	697,987
Two Harbors Investment Corp	61,324	643,902
		27,248,407
TOTAL FINANCIALS		413,192,576
Health Care - 10.6%
Biotechnology - 5.4%
4D Molecular Therapeutics Inc (b)	47,113	353,348
Abeona Therapeutics Inc (b)(c)	2,639	13,908
Absci Corp (b)	33,748	117,781
Agios Pharmaceuticals Inc (b)	66,159	1,800,848
Akebia Therapeutics Inc (b)	261,853	421,583
Aldeyra Therapeutics Inc (b)	11,814	61,197
Alector Inc (b)	86,143	134,383
Alkermes PLC (b)	47,430	1,327,091
Allogene Therapeutics Inc (b)(c)	180,984	247,948
Anika Therapeutics Inc (b)	14,578	140,095
Annexon Inc (b)	117,293	588,811
Arbutus Biopharma Corp (b)(c)	9,978	47,994
Arcturus Therapeutics Holdings Inc (b)(c)	18,477	113,264
Arcus Biosciences Inc (b)	24,304	579,164
Astria Therapeutics Inc (b)	48,290	632,116
aTyr Pharma Inc (b)	6,317	4,946
Aura Biosciences Inc (b)(c)	35,056	191,055
Avidity Biosciences Inc (b)	11,002	793,574
Bicara Therapeutics Inc (b)	34,802	585,718
Candel Therapeutics Inc (b)	4,640	26,216
Cardiff Oncology Inc (b)(c)	38,347	107,755
Cartesian Therapeutics Inc (b)	10,834	78,113
Cartesian Therapeutics Inc rights (b)(d)	65,209	18,911
Celcuity Inc (b)	1,925	192,000
Celldex Therapeutics Inc (b)	76,812	2,086,214
Chinook Therapeutics Inc rights (b)(d)	488	0
Cidara Therapeutics Inc (b)	22,990	5,078,261
Cogent Biosciences Inc (b)	9,448	335,593
Coherus Oncology Inc (b)(c)	83,068	117,957
Compass Therapeutics Inc (b)	71,731	385,195
Cullinan Therapeutics Inc (b)	63,344	655,610
Cytokinetics Inc (b)	122,569	7,788,034
Day One Biopharmaceuticals Inc (b)	87,401	814,577
Denali Therapeutics Inc (b)	146,517	2,418,996
Design Therapeutics Inc (b)	27,961	262,274
Dianthus Therapeutics Inc (b)	26,217	1,080,403
Dyne Therapeutics Inc (b)	98,684	1,930,259
Editas Medicine Inc (b)	105,837	216,966
Eledon Pharmaceuticals Inc (b)	61,651	93,093
Emergent BioSolutions Inc (b)	61,130	755,567
Enanta Pharmaceuticals Inc (b)	31,913	503,268
Entrada Therapeutics Inc (b)	33,280	342,118
Erasca Inc (b)	204,316	760,056
Fate Therapeutics Inc (b)	128,762	126,522
Foghorn Therapeutics Inc (b)	12,276	66,290
GRAIL Inc (b)(c)	41,250	3,530,588
Heron Therapeutics Inc (b)(c)	157,579	204,853
Humacyte Inc Class A (b)(c)	138,481	133,011
Ideaya Biosciences Inc (b)	94,237	3,257,773
ImmunityBio Inc (b)(c)	58,821	116,466
Inhibikase Therapeutics Inc (b)	64,046	131,294
Inhibrx Biosciences Inc (b)	10,631	839,849
Intellia Therapeutics Inc (b)(c)	120,844	1,086,388
Iovance Biotherapeutics Inc (b)(c)	360,948	985,388
Ironwood Pharmaceuticals Inc Class A (b)	15,032	50,658
Jade Biosciences Inc	54,357	838,729
Janux Therapeutics Inc (b)	34,089	470,428
Keros Therapeutics Inc (b)	34,208	696,475
Kodiak Sciences Inc (b)	38,413	1,074,027
Korro Bio Inc (b)	7,746	62,045
Kura Oncology Inc (b)	94,568	982,562
Larimar Therapeutics Inc (b)	57,438	218,839
Lexeo Therapeutics Inc (b)(c)	73,958	734,403
MapLight Therapeutics Inc	9,247	162,424
MeiraGTx Holdings plc (b)	12,970	103,112
Monte Rosa Therapeutics Inc (b)(c)	54,760	858,637
Myriad Genetics Inc (b)	106,602	655,602
Neurogene Inc (b)	11,605	239,063
Nkarta Inc (b)	50,893	94,152
Novavax Inc (b)(c)	31,647	212,668
Nurix Therapeutics Inc (b)	117,631	2,231,460
Olema Pharmaceuticals Inc (b)	69,905	1,747,625
OmniAb Operations Inc (b)(d)	3,625	1,704
OmniAb Operations Inc (b)(d)	3,625	1,303
ORIC Pharmaceuticals Inc (b)(c)	55,609	454,882
Oruka Therapeutics Inc (b)(c)	45,257	1,371,740
Palvella Therapeutics Inc (b)	577	60,395
Perspective Therapeutics Inc (b)	70,668	194,337
Praxis Precision Medicines Inc (b)	24,300	7,162,182
Precigen Inc (b)	13,540	56,597
Prime Medicine Inc (b)(c)	116,801	405,299
Protara Therapeutics Inc (b)	41,367	220,486
PTC Therapeutics Inc (b)	16,998	1,291,168
Puma Biotechnology Inc (b)	50,280	299,166
REGENXBIO Inc (b)	54,780	788,832
Relay Therapeutics Inc (b)	165,296	1,398,404
Replimune Group Inc (b)(c)	81,183	789,099
Rezolute Inc (b)	13,205	31,164
Rocket Pharmaceuticals Inc (b)	84,092	295,163
Sana Biotechnology Inc (b)	172,309	701,298
Scholar Rock Holding Corp (b)	7,867	346,541
Solid Biosciences Inc (b)	69,572	392,386
Spyre Therapeutics Inc (b)	26,639	872,694
Syndax Pharmaceuticals Inc (b)	6,778	142,406
Tango Therapeutics Inc (b)(c)	124,715	1,104,975
Tectonic Therapeutic Inc (b)(c)	10,640	221,950
Tevogen Bio Holdings Inc Class A (b)	13,293	4,400
Tonix Pharmaceuticals Holding Corp (b)(c)	13,671	213,541
Travere Therapeutics Inc (b)	6,025	230,215
TriSalus Life Sciences Inc Class A (b)	27,197	189,835
Tyra Biosciences Inc (b)	30,371	798,454
Upstream Bio Inc (b)	38,569	1,047,148
UroGen Pharma Ltd (b)	7,540	176,587
Vanda Pharmaceuticals Inc (b)	65,166	574,764
Vaxcyte Inc (b)	134,294	6,196,325
Verastem Inc (b)	27,519	212,447
Vir Biotechnology Inc (b)	104,764	631,727
Viridian Therapeutics Inc (b)	19,429	604,630
Voyager Therapeutics Inc (b)	54,476	214,091
Xencor Inc (b)	82,578	1,264,269
XOMA Royalty Corp (b)	3,191	84,849
Zenas Biopharma Inc (b)	22,162	804,702
		87,965,746
Health Care Equipment & Supplies - 1.3%
Accuray Inc Del (b)	4,092	3,374
Acme United Corp	3,842	154,871
AngioDynamics Inc (b)	35,697	458,349
Artivion Inc (b)	9,070	413,683
Avanos Medical Inc (b)	52,412	588,587
Beta Bionics Inc	5,604	170,754
CapsoVision Inc	2,180	23,304
Carlsmed Inc	2,606	32,184
CONMED Corp	36,691	1,489,655
Embecta Corp	60,950	724,086
Enovis Corp (b)	67,104	1,787,651
ICU Medical Inc (b)	7,066	1,008,106
Inogen Inc (b)	27,892	187,434
Integra LifeSciences Holdings Corp (b)	78,586	976,038
Kestra Medical Technologies Ltd	2,869	76,086
LivaNova PLC (b)	63,875	3,930,229
Lucid Diagnostics Inc (b)	58,102	63,331
Merit Medical Systems Inc (b)	4,733	417,167
Neogen Corp (b)	256,328	1,791,733
Omnicell Inc (b)	53,615	2,428,760
OraSure Technologies Inc (b)	82,504	199,660
Orthofix Medical Inc (b)	45,185	685,005
OrthoPediatrics Corp (b)	15,155	269,153
Outset Medical Inc (b)	11,943	44,309
Picard Medical Inc (c)	1,924	3,366
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	1,203	3,846
QuidelOrtho Corp (b)	45,149	1,289,455
Semler Scientific Inc (b)(c)	13,017	199,030
Shoulder Innovations Inc	1,898	27,141
STAAR Surgical Co (b)	8,292	191,462
Stereotaxis Inc (b)	4,228	9,724
Tactile Systems Technology Inc (b)	25,896	750,984
Utah Medical Products Inc	3,578	200,225
Varex Imaging Corp (b)	47,960	558,734
		21,157,476
Health Care Providers & Services - 1.2%
AdaptHealth Corp (b)	119,385	1,189,075
Addus HomeCare Corp (b)	10,963	1,177,317
AirSculpt Technologies Inc (b)	4,897	9,696
AMN Healthcare Services Inc (b)	45,017	709,468
Ardent Health Inc (b)	25,274	223,169
Aveanna Healthcare Holdings Inc (b)	19,279	157,509
Brookdale Senior Living Inc (b)	30,805	332,386
Castle Biosciences Inc (b)	33,351	1,297,354
Community Health Systems Inc (b)	55,544	173,297
Concentra Group Holdings Parent Inc	7,756	152,638
Cross Country Healthcare Inc (b)	37,120	300,672
DocGo Inc Class A (b)	107,438	94,309
Enhabit Inc (b)	58,039	535,120
Fulgent Genetics Inc (b)	24,331	639,175
Innovage Holding Corp (b)	15,355	79,692
LifeStance Health Group Inc (b)	86,885	611,670
National HealthCare Corp	14,916	2,044,835
NeoGenomics Inc (b)	137,099	1,612,284
Omada Health Inc	4,149	65,471
OPKO Health Inc (b)	481,855	607,137
Owens & Minor Inc (b)	89,095	249,466
PACS Group Inc (b)	3,600	138,204
Pediatrix Medical Group Inc (b)	101,608	2,173,396
RadNet Inc (b)	15,244	1,087,659
SBC Medical Group Holdings Inc (b)	12,542	54,056
Select Medical Holdings Corp	126,190	1,873,923
Sonida Senior Living Inc (b)	1,945	63,426
Strata Critical Medical Inc (b)(c)	80,488	387,147
Surgery Partners Inc (b)	90,609	1,399,909
US Physical Therapy Inc	6,981	545,146
		19,984,606
Health Care Technology - 0.2%
Definitive Healthcare Corp Class A (b)	34,392	98,705
Evolent Health Inc Class A (b)	92,904	371,616
Health Catalyst Inc (b)(c)	80,550	192,515
HealthStream Inc	15,665	361,392
HeartFlow Inc	10,864	316,686
LifeMD Inc (b)	13,449	45,860
Teladoc Health Inc (b)	168,620	1,180,340
Waystar Holding Corp (b)	19,571	640,950
		3,208,064
Life Sciences Tools & Services - 0.6%
10X Genomics Inc Class A (b)	95,842	1,563,183
Alpha Teknova Inc (b)	598	2,271
Atlantic International Corp (b)	6,465	8,598
Azenta Inc (b)	47,929	1,594,119
Codexis Inc (b)	17,811	29,032
CryoPort Inc (b)	44,693	429,053
Cytek Biosciences Inc (b)	138,184	697,829
Fortrea Holdings Inc (b)	107,188	1,848,993
Ginkgo Bioworks Holdings Inc Class A (b)(c)	45,560	378,604
Lifecore Biomedical Inc (b)	8,475	69,326
Maravai LifeSciences Holdings Inc Class A (b)	129,645	421,346
MaxCyte Inc (b)	118,636	183,886
OmniAb Inc (b)	105,858	195,837
Pacific Biosciences of California Inc (b)	323,910	605,712
Personalis Inc (b)(c)	59,169	470,985
Quanterix Corp (b)	46,852	297,979
Quantum-Si Inc Class A (b)(c)	185,430	203,973
Standard BioTools Inc (b)	352,585	451,309
		9,452,035
Pharmaceuticals - 1.9%
Aardvark Therapeutics Inc (c)	6,719	88,187
Aclaris Therapeutics Inc (b)(c)	107,546	323,713
Alumis Inc (b)	66,346	647,537
Amneal Intermediate Inc Class A (b)	21,241	267,637
Amphastar Pharmaceuticals Inc (b)	39,640	1,061,559
Amylyx Pharmaceuticals Inc (b)	23,699	286,284
Aquestive Therapeutics Inc (b)(c)	81,181	524,429
Arvinas Inc (b)	69,320	822,135
Atea Pharmaceuticals Inc (b)	82,350	293,990
BioAge Labs Inc (b)	28,067	371,326
Biote Corp Class A (b)	23,334	60,668
Esperion Therapeutics Inc (b)	181,318	670,877
EyePoint Inc (b)	88,708	1,620,695
Fulcrum Therapeutics Inc (b)	46,599	527,035
Innoviva Inc (b)	8,959	179,090
LB Pharmaceuticals Inc	10,643	236,913
Ligand Pharmaceuticals Inc (b)	20,090	3,798,416
Maze Therapeutics Inc	23,463	972,072
MBX Biosciences Inc (b)	33,465	1,055,486
Mind Medicine MindMed Inc (b)	76,080	1,018,711
Novartis AG rights (b)(d)	31,059	0
Nuvation Bio Inc Class A (b)	260,609	2,335,057
Omeros Corp (b)(c)	8,723	149,818
Pacira BioSciences Inc (b)	47,810	1,237,323
Phathom Pharmaceuticals Inc (b)	34,019	564,375
Prestige Consumer Healthcare Inc (b)	47,336	2,920,158
Rapport Therapeutics Inc (b)	33,433	1,014,357
Septerna Inc (b)	25,084	699,342
SIGA Technologies Inc	9,999	61,094
Supernus Pharmaceuticals Inc (b)	57,892	2,877,232
Supernus Pharmaceuticals Inc rights (b)(d)	332	0
Terns Pharmaceuticals Inc (b)	100,633	4,065,574
Theravance Biopharma Inc (b)	8,660	162,029
Third Harmonic Bio Inc (b)(d)	28,845	0
Tvardi Therapeutics Inc (b)	5,895	25,349
WaVe Life Sciences Ltd (b)	15,803	268,651
		31,207,119
TOTAL HEALTH CARE		172,975,046
Industrials - 12.2%
Aerospace & Defense - 0.8%
AAR Corp (b)	34,403	2,848,224
AerSale Corp (b)	38,099	270,884
AIRO Group Holdings Inc (c)	2,918	23,869
Astronics Corp (b)	3,084	167,276
Ducommun Inc (b)	16,148	1,536,159
Firefly Aerospace Inc (b)(c)	9,459	211,598
Intuitive Machines Inc Class A (b)(c)	121,024	1,964,220
Mercury Systems Inc (b)	47,062	3,435,997
National Presto Industries Inc	6,133	654,759
Park Aerospace Corp	10,427	222,512
Satellogic Inc Class A (b)	20,862	39,012
V2X Inc (b)	24,990	1,363,205
Voyager Technologies Inc Class A	4,789	125,184
VSE Corp	3,733	644,950
		13,507,849
Air Freight & Logistics - 0.2%
Arrive AI Inc (c)	3,732	9,815
Forward Air Corp Class A (b)	15,659	391,475
Hub Group Inc Class A	70,331	2,996,804
Radiant Logistics Inc (b)	41,784	264,493
		3,662,587
Building Products - 1.1%
American Woodmark Corp (b)	16,889	910,317
Apogee Enterprises Inc	24,940	908,065
Gibraltar Industries Inc (b)	35,060	1,733,366
Insteel Industries Inc	9,846	311,823
Janus International Group Inc (b)	99,580	651,253
JELD-WEN Holding Inc (b)	100,847	248,084
Masterbrand Inc (b)	149,105	1,646,119
Quanex Building Products Corp	54,233	834,104
Resideo Technologies Inc (b)	151,484	5,320,118
UFP Industries Inc	64,738	5,894,395
		18,457,644
Commercial Services & Supplies - 1.6%
ABM Industries Inc	71,373	3,019,078
ACCO Brands Corp	106,775	398,271
BrightView Holdings Inc (b)	83,401	1,056,691
CompX International Inc Class A	790	18,383
CoreCivic Inc (b)	104,491	1,996,823
Deluxe Corp (c)	51,985	1,160,825
Ennis Inc	29,039	522,992
Enviri Corp (b)	88,885	1,592,819
Healthcare Services Group Inc (b)	45,194	864,109
HNI Corp	44,053	1,851,988
Interface Inc	59,659	1,665,679
MillerKnoll Inc	80,525	1,471,997
Mobile Infrastructure Corp Class A (b)	16,818	42,886
Montrose Environmental Group Inc (b)	38,693	960,747
NL Industries Inc	11,816	64,634
OPENLANE Inc (b)	123,078	3,665,263
Perma-Fix Environmental Services Inc (b)(c)	17,282	217,580
Pitney Bowes Inc	119,743	1,265,684
Quad/Graphics Inc Class A	10,444	65,484
UniFirst Corp/MA	17,162	3,310,550
Vestis Corp	135,284	902,344
Virco Mfg. Corp	13,400	85,626
		26,200,453
Construction & Engineering - 1.3%
Ameresco Inc Class A (b)	37,704	1,104,350
Arcosa Inc	40,948	4,353,591
Bowman Consulting Group Ltd (b)	780	25,756
Concrete Pumping Holdings Inc	24,705	165,771
Fluor Corp (b)	189,149	7,495,975
Granite Construction Inc	6,998	807,219
Great Lakes Dredge & Dock Corp (b)	77,711	1,019,568
Legence Corp Class A	18,887	812,896
Matrix Service Co (b)	24,359	285,000
NWPX Infrastructure Inc (b)	11,073	691,952
Orion Group Holdings Inc (b)	36,172	359,550
Primoris Services Corp	4,049	502,643
Southland Holdings Inc (b)	14,733	48,914
Tutor Perini Corp	52,201	3,498,511
		21,171,696
Electrical Equipment - 1.5%
Allient Inc	15,810	849,788
Array Technologies Inc (b)(c)	139,775	1,288,726
Atkore Inc	39,604	2,504,953
EnerSys	41,310	6,062,243
Fluence Energy Inc Class A (b)(c)	14,341	283,665
Hyliion Holdings Corp Class A (b)	148,342	272,949
LSI Industries Inc	7,469	136,832
NANO Nuclear Energy Inc (b)(c)	2,937	70,517
Net Power Inc Class A (b)(c)	36,853	84,025
Nextpower Inc Class A (b)	34,295	2,987,437
Plug Power Inc (b)(c)	1,322,293	2,604,917
Power Solutions International Inc (b)(c)	822	46,969
Preformed Line Products Co	2,816	582,095
Shoals Technologies Group Inc (b)	165,902	1,410,167
SunPower Inc Class A (b)(c)	56,426	88,589
Sunrun Inc (b)	262,530	4,830,552
Thermon Group Holdings Inc (b)	33,762	1,254,596
		25,359,020
Ground Transportation - 0.5%
ArcBest Corp	26,814	1,989,331
Covenant Logistics Group Inc Class A	13,751	303,072
Heartland Express Inc	51,180	462,155
Marten Transport Ltd	68,718	782,011
PAMT CORP (b)	5,592	67,550
Proficient Auto Logistics Inc (b)	28,684	276,514
RXO Inc (b)	179,587	2,269,980
Universal Logistics Holdings Inc	8,209	124,695
Werner Enterprises Inc	59,574	1,787,816
		8,063,124
Machinery - 2.5%
3D Systems Corp (b)	147,455	260,995
AirJoule Technologies Corp Class A (b)	28,716	113,141
Alamo Group Inc	8,403	1,410,612
Albany International Corp Class A	24,196	1,226,737
Alliance Laundry Holdings Inc	39,395	801,688
Astec Industries Inc	26,903	1,165,438
Atmus Filtration Technologies Inc	9,202	477,676
Columbus McKinnon Corp/NY	33,681	580,997
Douglas Dynamics Inc	3,741	122,144
Eastern Co/The	6,956	136,964
Enpro Inc	21,624	4,630,347
Gencor Industries Inc (b)	12,426	161,041
Greenbrier Cos Inc/The	35,523	1,660,345
Helios Technologies Inc	38,937	2,082,740
Hillenbrand Inc	82,955	2,631,333
Hillman Solutions Corp (b)	231,934	2,008,548
Hyster-Yale Inc Class A	13,958	414,692
JBT Marel Corp	31,731	4,780,910
Kennametal Inc	89,582	2,545,025
L B Foster Co Class A (b)	11,650	313,968
Manitowoc Co Inc/The (b)	40,534	486,003
Mayville Engineering Co Inc (b)	13,848	259,235
Microvast Holdings Inc (b)	85,068	238,190
Miller Industries Inc/TN	13,230	494,405
Palladyne AI Corp Class A (b)	36,098	153,777
Park-Ohio Holdings Corp	11,640	243,742
Proto Labs Inc (b)	27,934	1,413,181
Standex International Corp	2,603	565,580
Tennant CO	21,624	1,593,689
Terex Corp	75,761	4,044,122
Titan International Inc (b)	57,370	449,207
Trinity Industries Inc	50,178	1,326,706
Wabash National Corp	47,292	409,076
Worthington Enterprises Inc	25,102	1,294,510
		40,496,764
Marine Transportation - 0.3%
Genco Shipping & Trading Ltd (c)	37,183	685,283
Matson Inc	36,882	4,556,771
Pangaea Logistics Solutions Ltd	35,172	241,983
		5,484,037
Passenger Airlines - 0.5%
Allegiant Travel Co (b)(c)	13,929	1,187,726
flyExclusive Inc Class A (b)	5,175	21,269
Frontier Group Holdings Inc (b)(c)	32,486	153,009
JetBlue Airways Corp (b)	347,696	1,582,017
SkyWest Inc (b)	47,425	4,761,945
Sun Country Airlines Holdings Inc (b)	26,042	374,744
		8,080,710
Professional Services - 0.7%
Alight Inc Class A	508,623	991,815
Asure Software Inc (b)	29,215	275,205
Conduent Inc (b)	168,554	323,624
CSG Systems International Inc	3,323	254,841
Falcon's Beyond Global Inc Class A (b)(c)	3,967	59,545
First Advantage Corp (b)	29,308	425,845
Forrester Research Inc (b)	13,405	108,849
Franklin Covey Co (b)	1,888	31,681
HireQuest Inc	6,099	64,100
ICF International Inc	21,581	1,840,859
Kelly Services Inc Class A	36,223	318,762
Kforce Inc	3,825	118,269
Korn Ferry	33,429	2,206,983
Mistras Group Inc (b)	14,338	181,376
Resolute Holdings Management Inc	3,068	633,327
Resources Connection Inc	38,010	191,570
Skillsoft Corp Class A (b)(c)	6,168	57,362
TIC Solutions Inc	179,566	1,815,412
TrueBlue Inc (b)	33,576	152,771
TTEC Holdings Inc (b)(c)	23,662	85,183
Willdan Group Inc (b)	5,289	548,258
		10,685,637
Trading Companies & Distributors - 1.2%
Alta Equipment Group Inc Class A	19,173	88,196
BlueLinx Holdings Inc (b)	8,997	552,686
Boise Cascade Co	44,385	3,266,736
Custom Truck One Source Inc Class A (b)(c)	70,061	403,551
Distribution Solutions Group Inc (b)	766	20,981
DNOW Inc (b)	218,046	2,889,110
EVI Industries Inc	6,057	149,244
GATX Corp	38,762	6,574,035
Hudson Technologies Inc (b)	44,908	307,620
McGrath RentCorp	6,930	727,165
NPK International Inc (b)	95,922	1,143,390
Rush Enterprises Inc Class A	29,919	1,613,831
Rush Enterprises Inc Class B	7,467	420,093
Titan Machinery Inc (b)	24,425	367,352
Transcat Inc (b)(c)	5,355	303,789
Willis Lease Finance Corp	2,959	401,359
		19,229,138
TOTAL INDUSTRIALS		200,398,659
Information Technology - 7.2%
Communications Equipment - 0.9%
Applied Optoelectronics Inc (b)(c)	14,563	507,666
Aviat Networks Inc (b)	13,662	292,094
Clearfield Inc (b)	7,600	221,540
CommScope Holding Co Inc (b)	98,201	1,780,384
Digi International Inc (b)	42,615	1,844,803
Harmonic Inc (b)	98,421	973,384
Inseego Corp (b)(c)	12,113	124,401
Netgear Inc (b)	31,999	784,935
NetScout Systems Inc (b)	81,884	2,215,781
Ribbon Communications Inc (b)	108,913	313,669
Viasat Inc (b)	145,091	4,999,836
		14,058,493
Electronic Equipment, Instruments & Components - 2.4%
908 Devices Inc (b)	7,765	40,766
Bel Fuse Inc Class A	2,653	402,725
Bel Fuse Inc Class B	11,453	1,942,773
Benchmark Electronics Inc	41,989	1,795,450
CTS Corp	28,926	1,240,058
Daktronics Inc (b)	36,878	729,078
ePlus Inc	30,969	2,715,981
Insight Enterprises Inc (b)	22,628	1,843,503
Itron Inc (b)	27,437	2,547,800
Kimball Electronics Inc (b)	28,441	791,229
Knowles Corp (b)	93,002	1,993,033
Methode Electronics Inc	39,992	265,547
MicroVision Inc (b)(c)	128,590	106,485
Neonode Inc (b)	2,819	4,905
nLight Inc (b)	50,891	1,908,921
PC Connection Inc	12,924	746,490
Plexus Corp (b)	2,231	327,957
Powerfleet Inc NJ (b)(c)	145,732	775,294
Richardson Electronics Ltd/United States	14,508	157,847
Rogers Corp (b)	21,181	1,939,544
Sanmina Corp (b)	33,898	5,087,073
ScanSource Inc (b)	25,641	1,001,537
TTM Technologies Inc (b)	120,201	8,293,870
Vishay Intertechnology Inc	142,562	2,065,723
Vishay Precision Group Inc (b)	14,074	541,849
Vuzix Corp (b)(c)	5,072	19,172
		39,284,610
IT Services - 0.5%
Applied Digital Corp (b)(c)	67,218	1,648,185
ASGN Inc (b)	49,007	2,360,668
BigBear.ai Holdings Inc (b)(c)	390,153	2,106,826
CSP Inc	1,182	14,775
Fastly Inc Class A (b)	163,853	1,668,024
Grid Dynamics Holdings Inc (b)	14,933	134,845
Hackett Group Inc/The	2,401	47,132
Information Services Group Inc	26,621	153,869
Rackspace Technology Inc (b)	70,076	68,037
Tucows Inc Class A (b)	6,596	147,882
Unisys Corp (b)	14,645	40,420
Whitefiber Inc	4,595	72,601
		8,463,264
Semiconductors & Semiconductor Equipment - 1.5%
ACM Research Inc Class A (b)	59,291	2,339,030
Aehr Test Systems (b)(c)	6,750	136,283
Aeluma Inc (b)(c)	13,477	231,400
Alpha & Omega Semiconductor Ltd (b)	29,282	580,076
Ambiq Micro Inc	1,961	55,889
Axcelis Technologies Inc (b)	33,714	2,708,583
Blaize Holdings Inc Class A (b)	32,766	63,894
CEVA Inc (b)	3,324	71,532
Cohu Inc (b)	53,565	1,246,458
Diodes Inc (b)	53,808	2,654,887
FormFactor Inc (b)	23,089	1,287,904
Ichor Holdings Ltd (b)	39,940	736,094
MaxLinear Inc Class A (b)	84,379	1,470,726
Navitas Semiconductor Corp Class A (b)(c)	156,489	1,117,331
Penguin Solutions Inc (b)(c)	60,962	1,192,417
Photronics Inc (b)	67,015	2,144,480
Synaptics Inc (b)	41,557	3,076,049
Ultra Clean Holdings Inc (b)	48,728	1,234,280
Veeco Instruments Inc (b)	69,578	1,988,539
		24,335,852
Software - 1.8%
8x8 Inc (b)	155,619	306,569
A10 Networks Inc	12,498	221,090
Adeia Inc	15,902	274,310
Airship AI Holdings Inc Class A (b)(c)	6,013	17,377
Arteris Inc (b)	32,385	501,968
Bit Digital Inc (b)(c)	375,413	709,531
Blackbaud Inc (b)	8,656	548,098
Box Inc Class A (b)	36,172	1,081,905
Cerence Inc (b)(c)	32,957	352,310
Cipher Mining Inc (b)(c)	380,910	5,622,232
Cleanspark Inc (b)(c)	325,932	3,298,432
Consensus Cloud Solutions Inc (b)	21,963	479,233
Core Scientific Inc (b)(c)	57,276	833,939
CS Disco Inc (b)	8,384	65,059
Daily Journal Corp (b)(c)	339	165,201
Digital Turbine Inc (b)	44,844	224,220
Domo Inc Class B (b)	5,160	43,498
eGain Corp (b)	6,672	68,655
Expensify Inc Class A (b)	30,267	45,702
I3 Verticals Inc Class A (b)(c)	25,638	645,821
MARA Holdings Inc (b)(c)	436,602	3,920,686
Mitek Systems Inc (b)	41,069	433,278
N-able Inc/US (b)	84,108	629,128
NCR Voyix Corp (b)(c)	162,914	1,661,723
ON24 Inc (b)(c)	43,462	345,958
OneSpan Inc	38,182	490,257
PAR Technology Corp (b)	19,608	711,378
Porch Group Inc (b)(c)	19,758	180,391
Rimini Street Inc (b)(c)	47,652	184,890
Riot Platforms Inc (b)	409,452	5,187,757
Silvaco Group Inc (b)	9,963	40,349
Telos Corp (b)	63,419	323,437
Terawulf Inc (b)(c)	19,774	227,203
Via Transportation Inc Class A (b)	2,355	68,319
Xperi Inc (b)	53,103	311,184
		30,221,088
Technology Hardware, Storage & Peripherals - 0.1%
CompoSecure Inc Class A (b)	7,203	138,874
Corsair Gaming Inc (b)	54,845	325,779
Diebold Nixdorf Inc (b)	1,743	118,332
Eastman Kodak Co (b)	56,896	481,341
Immersion Corp	33,513	227,888
Turtle Beach Corp (b)	5,758	80,785
Xerox Holdings Corp	142,108	336,796
		1,709,795
TOTAL INFORMATION TECHNOLOGY		118,073,102
Materials - 5.0%
Chemicals - 1.6%
AdvanSix Inc	31,268	540,936
American Vanguard Corp (b)	29,917	114,283
Arq Inc (b)	36,955	120,843
Aspen Aerogels Inc (b)(c)	78,387	221,835
Avient Corp	107,994	3,373,733
Cabot Corp	4,143	274,598
Core Molding Technologies Inc (b)(c)	9,367	187,808
Ecovyst Inc (b)	133,195	1,295,987
Flotek Industries Inc (b)	12,127	208,948
HB Fuller Co	64,135	3,813,467
Innospec Inc	27,602	2,112,657
Intrepid Potash Inc (b)	12,521	347,207
Koppers Holdings Inc	21,975	595,083
Kronos Worldwide Inc	27,311	120,715
LSB Industries Inc (b)	62,864	534,344
Mativ Holdings Inc	63,447	770,881
Minerals Technologies Inc	36,977	2,253,748
Perimeter Solutions Inc (b)	163,262	4,494,604
Quaker Chemical Corp (c)	16,165	2,219,616
Rayonier Advanced Materials Inc (b)	75,051	442,050
Stepan Co	25,388	1,202,376
Trinseo PLC (c)	38,310	19,040
Tronox Holdings PLC	141,726	590,997
Valhi Inc	3,650	43,983
		25,899,739
Containers & Packaging - 0.4%
Ardagh Metal Packaging SA	124,157	509,044
Greif Inc Class A	30,587	2,070,740
Greif Inc Class B	4,676	349,250
Myers Industries Inc	37,421	700,521
O-I Glass Inc (b)	135,996	2,007,301
Ranpak Holdings Corp Class A (b)	54,904	297,031
TriMas Corp	37,418	1,326,468
		7,260,355
Metals & Mining - 2.9%
Alpha Metallurgical Resources Inc (b)	9,645	1,927,843
American Battery Technology Co (b)(c)	63,100	210,754
Ascent Industries Co (b)	9,085	147,086
Coeur Mining Inc (b)	375,892	6,702,154
Commercial Metals Co	130,588	9,039,301
Compass Minerals International Inc (b)	9,525	187,071
Constellium SE (b)	101,427	1,911,899
Ferroglobe PLC	140,300	650,992
Friedman Industries Inc	7,939	162,670
Hecla Mining Co	569,556	10,929,780
Ivanhoe Electric Inc / US (b)(c)	18,353	293,281
Kaiser Aluminum Corp	8,991	1,032,706
Materion Corp	19,552	2,430,705
Metallus Inc (b)	42,849	735,289
Olympic Steel Inc	11,604	496,477
Ryerson Holding Corp	31,884	802,201
SunCoke Energy Inc	101,625	731,700
Tredegar Corp (b)	30,862	221,589
USA Rare Earth Inc Class A (b)	52,244	621,704
Warrior Met Coal Inc	61,175	5,393,800
Worthington Steel Inc	38,494	1,332,662
		45,961,664
Paper & Forest Products - 0.1%
Clearwater Paper Corp (b)	18,272	317,933
Magnera Corp (b)(c)	37,453	567,038
Sylvamo Corp	29,632	1,426,781
		2,311,752
TOTAL MATERIALS		81,433,510
Real Estate - 9.5%
Diversified REITs - 1.1%
Alexander & Baldwin Inc	87,208	1,799,973
Alpine Income Property Trust Inc	16,324	272,937
American Assets Trust Inc	62,942	1,191,492
Armada Hoffler Properties Inc Class A	97,835	647,668
Broadstone Net Lease Inc Class A	224,934	3,907,104
CTO Realty Growth Inc	38,227	703,759
Essential Properties Realty Trust Inc	233,947	6,938,869
Gladstone Commercial Corp	47,811	510,143
Global Net Lease Inc	236,295	2,032,137
Modiv Industrial Inc Class C	12,062	173,572
NexPoint Diversified Real Estate Trust	44,992	172,319
		18,349,973
Health Care REITs - 1.8%
American Healthcare REIT Inc	128,286	6,037,139
CareTrust REIT Inc	238,339	8,618,338
Community Healthcare Trust Inc	34,232	562,089
Diversified Healthcare Trust	257,685	1,249,772
Global Medical REIT Inc	15,692	529,448
LTC Properties Inc	54,386	1,869,791
National Health Investors Inc	43,080	3,290,020
Sabra Health Care REIT Inc	280,725	5,316,932
Sila Realty Trust Inc	66,693	1,554,614
Strawberry Fields REIT Inc	909	11,908
Universal Health Realty Income Trust	2,788	109,317
		29,149,368
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT Inc	267,071	3,164,791
Braemar Hotels & Resorts Inc	65,791	188,820
Chatham Lodging Trust	57,074	388,674
DiamondRock Hospitality Co	103,112	923,884
Pebblebrook Hotel Trust	137,870	1,560,688
RLJ Lodging Trust	164,767	1,227,514
Service Properties Trust	182,052	334,976
Summit Hotel Properties Inc	126,942	618,208
Sunstone Hotel Investors Inc	200,061	1,788,545
Xenia Hotels & Resorts Inc	95,444	1,349,578
		11,545,678
Industrial REITs - 0.8%
Industrial Logistics Properties Trust	62,324	345,275
LXP Industrial Trust	69,079	3,424,937
One Liberty Properties Inc	23,821	483,328
Plymouth Industrial REIT Inc	49,985	1,093,672
Terreno Realty Corp	120,485	7,073,674
		12,420,886
Office REITs - 1.1%
Brandywine Realty Trust	209,735	612,426
City Office Reit Inc	45,205	315,983
COPT Defense Properties	134,350	3,734,930
Douglas Emmett Inc	192,224	2,112,542
Easterly Government Properties Inc	51,455	1,090,331
Empire State Realty Trust Inc Class A	164,952	1,075,487
Franklin Street Properties Corp	95,550	90,371
Hudson Pacific Properties Inc (b)	62,809	680,221
JBG SMITH Properties	70,676	1,202,199
NET Lease Office Properties	17,068	440,184
Peakstone Realty Trust	44,028	631,802
Piedmont Realty Trust Inc Class A1	145,909	1,216,881
Postal Realty Trust Inc Class A	28,269	456,262
SL Green Realty Corp	84,765	3,888,171
		17,547,790
Real Estate Management & Development - 0.8%
American Realty Investors Inc (b)	1,710	27,463
Anywhere Real Estate Inc (b)	123,957	1,755,231
Cushman & Wakefield Ltd	271,330	4,392,833
Douglas Elliman Inc (b)	86,268	204,455
Forestar Group Inc (b)	22,763	560,653
FRP Holdings Inc (b)	13,302	303,153
Kennedy-Wilson Holdings Inc	141,964	1,372,792
Marcus & Millichap Inc	28,277	771,679
Maui Land & Pineapple Co Inc (b)	597	10,112
Newmark Group Inc Class A	173,413	3,006,981
RE/MAX Holdings Inc Class A (b)	21,305	161,705
RMR Group Inc/The Class A	19,808	295,139
Seaport Entertainment Group Inc (b)	8,655	171,109
Stratus Properties Inc (b)	7,861	190,079
Tejon Ranch Co (b)	24,267	382,691
Transcontinental Realty Investors Inc (b)	2,214	129,785
		13,735,860
Residential REITs - 0.6%
Apartment Investment and Management Co Class A	62,986	374,137
BRT Apartments Corp	14,201	208,755
Centerspace	19,978	1,332,932
Clipper Realty Inc	17,612	67,277
Elme Communities	103,637	1,803,284
Independence Realty Trust Inc	283,231	4,950,878
NexPoint Residential Trust Inc	18,696	562,750
Veris Residential Inc	89,072	1,325,391
		10,625,404
Retail REITs - 2.0%
Acadia Realty Trust	155,693	3,197,934
CBL & Associates Properties Inc	5,415	200,355
Curbline Properties Corp	114,933	2,667,595
FrontView REIT Inc	25,142	371,096
Getty Realty Corp	64,862	1,775,273
InvenTrust Properties Corp	91,865	2,591,512
Kite Realty Group Trust	256,493	6,148,138
Macerich Co/The	298,605	5,512,248
NETSTREIT Corp	75,642	1,334,325
Phillips Edison & Co Inc	121,959	4,338,082
Saul Centers Inc	1,866	58,835
SITE Centers Corp	60,129	386,028
Tanger Inc	12,801	427,169
Urban Edge Properties	150,270	2,883,681
Whitestone REIT	53,704	745,949
		32,638,220
Specialized REITs - 0.6%
Farmland Partners Inc	45,995	445,692
Four Corners Property Trust Inc	126,227	2,910,795
Gladstone Land Corp	41,763	382,130
PotlatchDeltic Corp	86,178	3,428,161
Safehold Inc	67,381	922,446
Smartstop Self Storage REIT Inc	36,921	1,142,336
		9,231,560
TOTAL REAL ESTATE		155,244,739
Utilities - 5.3%
Electric Utilities - 1.7%
Genie Energy Ltd Class B	22,876	315,231
Hawaiian Electric Industries Inc (b)	204,674	2,517,490
MGE Energy Inc	20,797	1,630,901
Oklo Inc Class A (b)(c)	97,752	7,014,684
Otter Tail Corp	42,160	3,406,950
Portland General Electric Co	133,277	6,395,963
TXNM Energy Inc	117,591	6,923,758
		28,204,977
Gas Utilities - 1.7%
Chesapeake Utilities Corp	18,141	2,263,271
New Jersey Resources Corp	118,805	5,479,287
Northwest Natural Holding Co	48,369	2,260,767
ONE Gas Inc	70,350	5,434,538
RGC Resources Inc	9,424	200,731
Southwest Gas Holdings Inc	75,920	6,075,118
Spire Inc	68,567	5,670,491
		27,384,203
Independent Power and Renewable Electricity Producers - 0.5%
Hallador Energy Co (b)	2,512	47,828
Montauk Renewables Inc (b)	63,178	105,507
Ormat Technologies Inc	71,619	7,911,752
		8,065,087
Multi-Utilities - 0.9%
Avista Corp	95,660	3,686,736
Black Hills Corp	86,250	5,987,475
Northwestern Energy Group Inc	72,488	4,678,376
Unitil Corp	20,771	1,006,147
		15,358,734
Water Utilities - 0.5%
American States Water Co	15,707	1,138,443
California Water Service Group	70,460	3,053,032
Consolidated Water Co Ltd	12,421	438,337
Global Water Resources Inc	979	8,273
H2O America	39,374	1,928,932
Middlesex Water Co	18,501	932,820
Pure Cycle Corp (b)	23,592	259,276
York Water Co/The	14,263	454,134
		8,213,247
TOTAL UTILITIES		87,226,248
TOTAL UNITED STATES		1,561,211,533
TOTAL COMMON STOCKS (Cost $1,419,911,184)		1,631,503,296

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (f) (Cost $322,570)	3.82	324,000	322,675

Money Market Funds - 5.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.79	7,148,626	7,150,056
Fidelity Securities Lending Cash Central Fund (g)(h)	3.77	77,788,388	77,796,167
TOTAL MONEY MARKET FUNDS (Cost $84,946,314)			84,946,223

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $1,505,180,068)	1,716,772,194
NET OTHER ASSETS (LIABILITIES) - (4.8)%	(79,136,504)
NET ASSETS - 100.0%	1,637,635,690

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	43	3/2026	5,370,700	(70,726)

The notional amount of long futures as a percentage of Net Assets is 0.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $322,675.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	11,473,990	132,651,226	136,975,309	67,895	240	(91)	7,150,056	7,148,626	0.0%
Fidelity Securities Lending Cash Central Fund	43,294,030	313,275,102	278,772,691	547,011	(274)	-	77,796,167	77,788,388	0.3%
Total	54,768,020	445,926,328	415,748,000	614,906	(34)	(91)	84,946,223

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Common Stocks
Communication Services	52,347,178	52,347,178	-	-
Consumer Discretionary	161,623,619	161,623,619	-	-
Consumer Staples	26,331,142	26,331,142	-	-
Energy	113,579,366	113,579,366	-	-
Financials	430,110,258	430,110,258	-	-
Health Care	179,872,333	179,846,569	3,846	21,918
Industrials	205,635,049	205,635,049	-	-
Information Technology	125,099,257	125,099,257	-	-
Materials	88,000,167	88,000,167	-	-
Real Estate	155,256,123	155,256,123	-	-
Utilities	93,648,804	93,648,804	-	-

U.S. Treasury Obligations	322,675	-	322,675	-

Money Market Funds	84,946,223	84,946,223	-	-
Total Investments in Securities:	1,716,772,194	1,716,423,755	326,521	21,918
Derivative Instruments:

Liabilities
Futures Contracts	(70,726)	(70,726)	-	-
Total Liabilities	(70,726)	(70,726)	-	-
Total Derivative Instruments:	(70,726)	(70,726)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Futures Contracts (a)	-	(70,726)
Total Equity Risk	-	(70,726)
Total Value of Derivatives	-	(70,726)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Fidelity® Small Cap Value Index Fund
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $84,768,894) - See accompanying schedule:
Unaffiliated issuers (cost $1,420,233,754)	$1,631,825,971
Fidelity Central Funds (cost $84,946,314)	84,946,223

Total Investment in Securities (cost $1,505,180,068)		$1,716,772,194
Segregated cash with brokers for derivative instruments		317,698
Receivable for investments sold		290,030
Receivable for fund shares sold		2,145,366
Dividends receivable		2,715,110
Distributions receivable from Fidelity Central Funds		73,129
Total assets		1,722,313,527
Liabilities
Payable for investments purchased	$4,764,113
Payable for fund shares redeemed	1,972,255
Accrued management fee	68,696
Payable for daily variation margin on futures contracts	72,919
Other payables and accrued expenses	3,414
Collateral on securities loaned	77,796,440
Total liabilities		84,677,837
Net Assets		$1,637,635,690
Net Assets consist of:
Paid in capital		$1,459,729,014
Total accumulated earnings (loss)		177,906,676
Net Assets		$1,637,635,690
Net Asset Value, offering price and redemption price per share ($1,637,635,690 ÷ 58,078,244 shares)		$28.20
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$16,506,112
Interest		7,652
Income from Fidelity Central Funds (including $547,011 from security lending)		614,906
Total income		17,128,670
Expenses
Management fee	$382,441
Independent trustees' fees and expenses	1,705
Interest	2,739
Total expenses before reductions	386,885
Expense reductions	(1,424)
Total expenses after reductions		385,461
Net Investment income (loss)		16,743,209
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(8,331,922)
Redemptions in-kind	5,653,501
Fidelity Central Funds	(34)
Futures contracts	793,277
Total net realized gain (loss)		(1,885,178)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	208,175,346
Fidelity Central Funds	(91)
Futures contracts	(149,087)
Total change in net unrealized appreciation (depreciation)		208,026,168
Net gain (loss)		206,140,990
Net increase (decrease) in net assets resulting from operations		$222,884,199
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,743,209	$25,325,049
Net realized gain (loss)	(1,885,178)	64,879,743
Change in net unrealized appreciation (depreciation)	208,026,168	(31,013,325)
Net increase (decrease) in net assets resulting from operations	222,884,199	59,191,467
Distributions to shareholders	(34,707,042)	(21,949,758)

Share transactions
Proceeds from sales of shares	286,138,942	725,369,292
Reinvestment of distributions	31,089,576	19,395,610
Cost of shares redeemed	(210,992,490)	(590,897,412)

Net increase (decrease) in net assets resulting from share transactions	106,236,028	153,867,490
Total increase (decrease) in net assets	294,413,185	191,109,199

Net Assets
Beginning of period	1,343,222,505	1,152,113,306
End of period	$1,637,635,690	$1,343,222,505

Other Information
Shares
Sold	10,479,222	28,960,560
Issued in reinvestment of distributions	1,159,857	771,909
Redeemed	(7,711,993)	(23,842,642)
Net increase (decrease)	3,927,086	5,889,827

Financial Highlights
Fidelity® Small Cap Value Index Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025	2024	2023	2022	2021
Selected Per-Share Data
Net asset value, beginning of period	$24.81	$23.87	$22.00	$21.46	$28.18	$16.52
Income from Investment Operations
Net investment income (loss) A,B	.30	.49	.50	.52	.44	.37
Net realized and unrealized gain (loss)	3.71	.88	1.87	.81	(4.69)	11.59
Total from investment operations	4.01	1.37	2.37	1.33	(4.25)	11.96
Distributions from net investment income	(.53)	(.43)	(.50)	(.42)	(.44) C	(.30)
Distributions from net realized gain	(.08)	-	-	(.38)	(2.03) C	-
Total distributions	(.62) D	(.43)	(.50)	(.79) D	(2.47)	(.30)
Net asset value, end of period	$28.20	$24.81	$23.87	$22.00	$21.46	$28.18
Total Return E,F	16.29%	5.74%	10.83%	6.14%	(16.30)%	73.10%
Ratios to Average Net Assets B,G,H
Expenses before reductions	.05% I	.05%	.05%	.05%	.05%	.05%
Expenses net of fee waivers, if any	.05 % I	.05%	.05%	.05%	.05%	.05%
Expenses net of all reductions, if any	.05% I	.05%	.05%	.05%	.05%	.05%
Net investment income (loss)	2.19% I	1.95%	2.18%	2.37%	1.77%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$1,637,636	$1,343,223	$1,152,113	$900,206	$808,483	$736,509
Portfolio turnover rate J	14 % I,K	31% K	37% K	33%	38%	60%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal distributions per share do not sum due to rounding.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated each Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, each Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages each Fund's fair valuation practices and maintains the fair valuation policies and procedures. Each Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in-kind, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Fidelity Mid Cap Growth Index Fund	3,387,289,635	592,940,737	(304,033,759)	288,906,978
Fidelity Mid Cap Value Index Fund	1,505,047,453	400,141,890	(89,699,480)	310,442,410
Fidelity Small Cap Growth Index Fund	973,075,828	339,058,138	(98,498,678)	240,559,460
Fidelity Small Cap Value Index Fund	1,536,007,497	365,532,615	(184,838,644)	180,693,971

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Fidelity Small Cap Growth Index Fund	(42,216,374)	(18,630,550)	(60,846,924)
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. Each Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	899,226,487	110,434,847
Fidelity Mid Cap Value Index Fund	265,926,816	118,211,226
Fidelity Small Cap Growth Index Fund	227,101,305	117,324,387
Fidelity Small Cap Value Index Fund	239,094,251	109,290,311

Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The total net realized gain or loss on investments delivered through in-kind redemptions is included in the "Net realized gain (loss) on: Redemptions in-kind" line in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Net realized gain or loss on Affiliated Issuers ($)	Net realized gain or loss on Unaffiliated Issuers ($)	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Growth Index Fund	1,516,436	-	28,927,139	28,927,139	55,333,735
Fidelity Mid Cap Value Index Fund	380,228	-	3,998,884	3,998,884	11,041,825
Fidelity Small Cap Value Index Fund	438,757	-	5,653,501	5,653,501	12,131,627

Prior Fiscal Year Unaffiliated Redemptions In-Kind. Unaffiliated shareholders that redeemed shares in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss on Investments ($)	Total Proceeds ($)
Fidelity Mid Cap Growth Index Fund	2,808,200	63,059,414	100,645,886
Fidelity Mid Cap Value Index Fund	2,657,269	45,474,110	73,747,707
Fidelity Small Cap Value Index Fund	4,989,359	61,707,726	121,037,494
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance ($)	Weighted Average Interest Rate	Interest Expense ($)
Fidelity Small Cap Growth Index Fund	Borrower	8,151,000	4.28%	3,874
Fidelity Small Cap Value Index Fund	Borrower	22,360,000	4.41%	2,739

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7.Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of dividends. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Mid Cap Growth Index Fund	15,682	3,628	1,614,354
Fidelity Mid Cap Value Index Fund	19,964	229	63,085
Fidelity Small Cap Growth Index Fund	56,908	3,277	363,938
Fidelity Small Cap Value Index Fund	53,675	8,418	474,630

At period end, the value of any non-cash collateral is presented below. Non-cash collateral is held by a third-party bank for the benefit of a fund and the borrower. A fund is not permitted to sell or re-pledge non-cash collateral except in the event of borrower default, and therefore it is not included in the Schedule of Investments or Statement of Assets and Liabilities.

Amount ($)
Fidelity Mid Cap Growth Index Fund	15,231,214
Fidelity Mid Cap Value Index Fund	256,429
Fidelity Small Cap Growth Index Fund	11,071,332
Fidelity Small Cap Value Index Fund	10,249,447
9. Expense Reductions.
Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Fidelity Mid Cap Growth Index Fund	1,615
Fidelity Mid Cap Value Index Fund	1,123
Fidelity Small Cap Growth Index Fund	1,690
Fidelity Small Cap Value Index Fund	1,424
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Mid Cap Growth Index Fund
Fidelity Mid Cap Value Index Fund
Fidelity Small Cap Growth Index Fund
Fidelity Small Cap Value Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of each fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreement (Sub-Advisory Agreement) for each fund with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMR and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of each fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity U.S. registered funds (Fidelity funds) through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2025 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness relative to peer funds of each fund's management fee and total expense ratio; (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that each fund's shareholders have chosen to invest in that fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by individual Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered the Investment Advisers' staffing as it relates to the funds, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of each fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with senior management of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund.
The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.
The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, such as size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity's and Geode's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties, and guarantors. Further, the Board considered that Fidelity's and Geode's investment professionals have sufficient access to information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, cybersecurity, technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, each fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers. The Board also considered each fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account and market information over the Internet, via the Fidelity mobile app and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for each fund for different time periods, measured against the index each fund seeks to track (benchmark index). The Board also periodically considers each fund's tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) of the fund compared to the fund's benchmark index, over appropriate time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of each fund's management fee and total expense ratio, the Board considered each fund's unitary (subject to certain limited exceptions) fee rate as well as fund expenses paid by FMR under each fund's management contract, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "total peer groups") that were compiled by Fidelity based on combining similar Morningstar categories that have comparable investment mandates and sales load types (as classified by Lipper). The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the funds and classes in the total peer group of each fund; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the total peer group that are similar in size to each fund (referred to as the "asset-sized peer group"); (iii) total expense comparisons of the fund relative to funds and classes in the total peer group of each fund; and (iv) total expense comparisons (excluding performance adjustments and fund-paid 12b-1 fees) of each fund relative to the asset-sized peer group. The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that each fund's management fee rate ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024. Further, the information provided to the Board indicated that the total expense ratio of each fund ranked below the competitive median of the total peer group for 2024 and below the competitive median of the asset-sized peer group for 2024.
Fees Charged to Other Clients. The Board also considered fee structures and other information with respect to clients of Fidelity and Geode other than the funds, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar investment mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that each fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of each fund and all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.
The Board also considered information regarding the profitability of Geode's relationship with each fund.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) and their shareholders have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale. The Board's consideration of these matters was informed by the findings of the committee.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds and asset classes, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) information about the role of fund profitability in considering changes to the fund lineup; (vi) the types of management fee and total expense comparisons provided, and challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, bond funds, allocation funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that each fund's Advisory Contracts should be renewed through September 30, 2026.

1.9896343.106
C06-SANN-0226
Fidelity® SAI Enhanced Municipal Income Fund

Semi-Annual Report
December 31, 2025
Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® SAI Enhanced Municipal Income Fund
Schedule of Investments December 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Fixed-Income Funds - 3.4%
	Shares	Value ($)
iShares National Muni Bond ETF	175,000	18,744,250
Vanguard Tax-Exempt Bond Index Fund ETF	300,000	15,087,000
TOTAL FIXED-INCOME FUNDS (Cost $33,684,759)		33,831,250

Municipal Securities - 91.7%
	Principal Amount (a)	Value ($)
Alabama - 5.2%
Education - 0.0%
Auburn Univ Ala Gen Fee Rev Series 2025 B, 5% 6/1/2042	25,000	27,416
Electric Utilities - 0.2%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	1,425,000	1,510,177
General Obligations - 4.5%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) Series 2022 A, 5% 7/1/2037	425,000	467,336
Alabama St Gen. Oblig. Series 2018 A, 5% 11/1/2035	160,000	168,647
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2021 A, 4% tender 6/1/2051 (Royal Bank of Canada Guaranteed) (b)	890,000	910,386
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	2,005,000	2,159,602
Black Belt Energy Gas Dist Alagas Prepay Rev 4% tender 10/1/2049 (Morgan Stanley Guaranteed) (b)	40,000	40,263
Black Belt Energy Gas District 5% 5/1/2029 (BP PLC Guaranteed)	105,000	110,407
Black Belt Energy Gas District 5% tender 3/1/2055 (BP PLC Guaranteed) (b)	1,525,000	1,630,408
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	110,000	115,470
Black Belt Energy Gas District Series 2021 B, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	855,000	858,587
Black Belt Energy Gas District Series 2021 C 1, 4% 12/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	25,000	25,209
Black Belt Energy Gas District Series 2021 C 1, 4% tender 10/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,205,000	1,210,056
Black Belt Energy Gas District Series 2022 B 1, 4% tender 4/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,085,000	1,093,580
Black Belt Energy Gas District Series 2023 A, 5.25% tender 1/1/2054 (Goldman Sachs Group Inc/The Guaranteed) (b)	650,000	697,872
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,550,000	2,690,330
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	360,000	387,119
Black Belt Energy Gas District Series 2024 C, 5% 7/1/2031 (Pacific Life Insurance Co Guaranteed)	1,085,000	1,163,804
Black Belt Energy Gas District Series 2025 A, 5.25% tender 5/1/2056 (National Western Life Insurance Co Guaranteed) (b)	2,500,000	2,580,453
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	1,000,000	1,030,013
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	2,320,000	2,490,291
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023 A 1, 5.5% tender 11/1/2053 (Morgan Stanley Guaranteed) (b)	90,000	98,322
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	385,000	426,391
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (b)	1,180,000	1,283,932
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	985,000	1,043,639
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2040	130,000	142,781
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	2,000,000	2,114,072
Southeast AL District Gas Supply Rev Series 2024A, 5% tender 8/1/2054 (Pacific Life Insurance Co Guaranteed) (b)	1,795,000	1,926,948
Southeast Energy Auth Commodity Supply Rev Ala 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	2,135,000	2,156,586
Southeast Energy Auth Commodity Supply Rev Ala Series 2021 A, 4% tender 11/1/2051 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,645,000	1,664,293
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,040,000	1,076,493
Southeast Energy Auth Commodity Supply Rev Ala Series 2023 A, 5.25% tender 1/1/2054 (Sumitomo Mitsui Banking Corp Guaranteed) (b)	1,695,000	1,785,985
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	325,000	343,647
Southeast Energy Authority A Cooperative District 5% tender 5/1/2055 (Royal Bank of Canada Guaranteed) (b)	2,020,000	2,161,805
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	1,000,000	1,055,154
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	500,000	540,190
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (b)	1,525,000	1,676,666
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	1,500,000	1,627,365
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	3,000,000	3,223,035
TOTAL GENERAL OBLIGATIONS		44,177,137
Health Care - 0.0%
Huntsville AL Hlth Care Auth (Huntsville Hospital AL Proj.) Series 2020 B1, 5% 6/1/2037	100,000	106,220
Housing - 0.1%
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2025 B, 5.05% 10/1/2045	500,000	510,300
Alabama Hsg Fin Auth Single Family Mtg Rev Series 2025 B, 5.18% 10/1/2055	690,000	700,272
TOTAL HOUSING		1,210,572
Other - 0.0%
Mobile Ala Gen. Oblig. Series 2025A, 5% 2/15/2042	250,000	273,693
Mobile Ala Gen. Oblig. Series 2025A, 5% 2/15/2043	200,000	216,783
TOTAL OTHER		490,476
Special Tax - 0.4%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev 5% 9/1/2037	555,000	641,130
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev 5% 9/1/2044	405,000	436,826
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2036	60,000	61,966
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	210,000	225,022
Jefferson County AL Series 2017, 5% 9/15/2029	1,500,000	1,540,761
TOTAL SPECIAL TAX		2,905,705
Water & Sewer - 0.0%
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 A, 4% 1/1/2037	380,000	381,594
TOTAL ALABAMA		50,809,297
Alaska - 0.2%
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev Series 2022 B 2, 5% 12/1/2033	25,000	27,431
Alaska St Hsg Fin Corp 5% 12/1/2039	35,000	38,212
TOTAL HOUSING		65,643
Other - 0.0%
North Slope Boro Alaska Gen. Oblig. Series 2024 A, 5% 6/30/2036	110,000	122,266
Transportation - 0.2%
Municipality of Anchorage AK Series 2024 A, 5.25% 2/1/2050 (Assured Guaranty Inc Insured) (c)	1,850,000	1,929,189
TOTAL ALASKA		2,117,098
Arizona - 1.0%
Education - 0.1%
Arizona Indl Dev Auth Natl Charter Sch Revolving Ln Fd Rev Series 2020A, 4% 11/1/2045	100,000	89,183
Mcallister Academic Vlg AZ LLC (Arizona St Univ Revs Proj.) Series 2016 A, 5% 7/1/2036	210,000	211,662
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2039	30,000	32,322
University AZ Univ Revs (University AZ Univ Revs Proj.) Series 2021 A, 5% 6/1/2043	170,000	177,719
University AZ Univ Revs Series 2021 A, 5% 6/1/2038	40,000	43,333
University AZ Univ Revs Series 2021 A, 5% 6/1/2040	75,000	80,056
TOTAL EDUCATION		634,275
Electric Utilities - 0.2%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2034	155,000	158,512
Salt River Proj AZ Agric & Pwr Series 2019 A, 4% 1/1/2039	25,000	25,464
Salt River Proj AZ Agric & Pwr Series 2019 A, 5% 1/1/2036	70,000	75,449
Salt River Proj AZ Agric & Pwr Series 2023 A, 5% 1/1/2050	1,080,000	1,119,560
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	200,000	210,013
TOTAL ELECTRIC UTILITIES		1,588,998
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	40,000	40,169
Maricopa County Special Health Care District Gen. Oblig. Series C, 5% 7/1/2033	20,000	21,009
Phoenix Uhsd #210 5% 7/1/2037	185,000	208,579
TOTAL GENERAL OBLIGATIONS		269,757
Health Care - 0.5%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	50,000	54,735
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2038	95,000	101,151
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2019A, 5% 9/1/2042	500,000	510,335
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2040	65,000	70,091
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2041	210,000	224,074
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2031	1,195,000	1,223,106
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033	55,000	56,221
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 4% 1/1/2032	165,000	166,558
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2028	1,000,000	1,045,870
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 E, 3% 1/1/2049	200,000	148,847
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 F, 4% 1/1/2045	450,000	414,578
Pima Cnty AZ Indl Dev Auth Rev (Tucson Medical Center Proj.) Series 2021, 4% 4/1/2040	365,000	358,125
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Inc Insured)	540,000	492,997
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	170,000	176,596
TOTAL HEALTH CARE		5,043,284
Industrial Development - 0.0%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	160,000	161,175
Chandler AZ Indl Deve Auth Idr Series 2019, 4% tender 6/1/2049 (b)(c)	200,000	202,760
TOTAL INDUSTRIAL DEVELOPMENT		363,935
Other - 0.1%
Arizona Indl Dev Auth Single Family Mtg Rev 5% 10/1/2045	500,000	508,695
Arizona Indl Dev Auth Single Family Mtg Rev 5.1% 10/1/2050	450,000	461,008
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2040	40,000	44,079
Maricopa Cnty Ariz Un High Sch Dist No 216 Series 2024 A, 5% 7/1/2041	40,000	43,656
TOTAL OTHER		1,057,438
Special Tax - 0.0%
AZ Dept of Trans Series 2016 A, 5% 7/1/2031	75,000	75,879
Glendale Ariz Sr Excise Tax Rev Series 2024, 5% 7/1/2038	100,000	113,571
Phoenix AZ Civic Impt Corp Series 2020 A, 5% 7/1/2035	45,000	49,245
TOTAL SPECIAL TAX		238,695
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2030 (c)	510,000	544,174
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2033 (c)	20,000	21,216
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2026 (c)	105,000	106,081
Phoenix AZ Cvc Imp Crp Apr Rev Series 2023, 5% 7/1/2027 (c)	25,000	25,762
TOTAL TRANSPORTATION		697,233
Water & Sewer - 0.0%
Mesa AZ Util Sys Rev Series 2016, 3% 7/1/2038	100,000	92,278
Phoenix Arizona Civic Imp Wtr Series 2020 B, 5% 7/1/2036	75,000	81,690
Phoenix Arizona Civic Imp Wtr Series 2020A, 5% 7/1/2040	35,000	37,362
TOTAL WATER & SEWER		211,330
TOTAL ARIZONA		10,104,945
Arkansas - 0.3%
General Obligations - 0.0%
North Little Rock School District No 1 2% 2/1/2039	65,000	50,243
Special Tax - 0.0%
Fort Smith Ark Sales & Use Tax Series 2025, 5.25% 11/1/2055 (Assured Guaranty Inc Insured)	520,000	546,683
Springdale AR Sales & Use Tax Rev 4.125% 8/1/2047 (Build America Mutual Assurance Co Insured)	50,000	48,559
TOTAL SPECIAL TAX		595,242
Water & Sewer - 0.3%
Beaver Wtr Dst AK Benton&Wash 5% 4/15/2055	1,000,000	1,039,699
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2031	1,500,000	1,574,659
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2032	85,000	88,976
TOTAL WATER & SEWER		2,703,334
TOTAL ARKANSAS		3,348,819
California - 5.4%
Education - 0.2%
California Infrastructure & Economic Development Bank Series 2025, 5% 5/15/2045	45,000	48,873
California Infrastructure & Economic Development Bank Series 2025, 5% 5/15/2050	1,000,000	1,060,889
California Mun Fn Auth Rev (Emory University GA Proj.) Series 2019 A, 5% 10/1/2044	165,000	170,510
California St Univ Rev Series 2020C, 3% 11/1/2039	50,000	46,399
California St Univ Rev Series 2024 A, 5.5% 11/1/2055	350,000	383,308
University CA Revs Series 2024 BS, 5% 5/15/2042	50,000	55,050
TOTAL EDUCATION		1,765,029
Electric Utilities - 0.3%
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2035	30,000	32,752
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2038	85,000	92,834
Los Angeles CA Wtr & Pwr Rev 5% 7/1/2043	610,000	641,370
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2032	330,000	350,738
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2033	245,000	259,743
Los Angeles CA Wtr & Pwr Rev Series 2020 B, 5% 7/1/2039	170,000	181,428
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2041	70,000	74,371
Los Angeles CA Wtr & Pwr Rev Series 2023 B, 5% 7/1/2037	275,000	305,524
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	140,000	155,754
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2039	80,000	88,541
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2043	225,000	239,058
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2037	30,000	33,748
Riverside CA Elec Rev 5% 10/1/2043	65,000	67,767
Riverside CA Elec Rev Series 2019 A, 5% 10/1/2036	130,000	139,440
Riverside CA Elec Rev Series 2024 A, 5% 10/1/2044	45,000	49,236
Southern CA Pub Pwr Auth Series 2019 1, 5% 7/1/2029	25,000	27,046
Southern CA Pub Pwr Auth Series 2021 1, 5% 7/1/2029	195,000	210,956
Southern CA Pub Pwr Auth Southn Trans Sys Renewal Proj Rev Series 2024 1, 5% 7/1/2031	630,000	707,043
TOTAL ELECTRIC UTILITIES		3,657,349
General Obligations - 2.1%
Anaheim City School District/CA Series 2016, 3% 8/1/2046	325,000	254,854
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	2,005,000	2,089,704
California Community Choice Financing Authority 5% tender 12/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	180,000	188,673
California Community Choice Financing Authority 5% tender 7/1/2053 (Morgan Stanley Guaranteed) (b)	2,580,000	2,710,948
California Community Choice Financing Authority Series 2021B 1, 4% tender 2/1/2052 (Morgan Stanley Guaranteed) (b)	715,000	725,093
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	2,350,000	2,489,501
California Community Choice Financing Authority Series 2024G, 5% tender 11/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	2,075,000	2,159,000
California Community Choice Financing Authority Series 2025 E, 5% tender 10/1/2056 (Bank of Nova Scotia/The Guaranteed) (b)	1,500,000	1,635,683
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity And Life Company Guaranteed) (b)	685,000	721,666
California Community Choice Financing Authority Series 2025C, 5% tender 12/1/2055 (American General Life Insurance Co Guaranteed) (b)	1,000,000	1,061,390
California Enterprise Development Authority (Riverside Cnty CA Proj.) Series 2024A, 5.25% 11/1/2054	1,195,000	1,263,383
California St Pub Wks Brd Lse 5% 8/1/2035	40,000	44,806
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2030	85,000	91,242
California St Pub Wks Brd Lse Series 2018C, 5% 11/1/2031	30,000	32,160
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	500,000	544,647
City of Oakland CA Gen. Oblig. Series 2020B 1, 2.5% 1/15/2044	225,000	165,584
City of Oakland CA Gen. Oblig. Series 2023 D, 5.25% 7/15/2048	190,000	202,656
Inglewood CA Uni Sch Dist 5.5% 8/1/2044	150,000	169,913
Livermore Valley CA Jt Uni Sch Series 2016A, 3% 8/1/2046	385,000	305,462
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	100,000	93,220
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	170,000	194,056
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2032 (Merrill Lynch & Co Inc Guaranteed)	45,000	51,790
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5.5% 11/15/2037 (Merrill Lynch & Co Inc Guaranteed)	100,000	118,871
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2029	45,000	45,905
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 5% 11/1/2032	160,000	162,872
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2019 E1, 5% 12/1/2039	45,000	48,266
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2021F, 5% 12/1/2038	80,000	89,031
Los Angeles Unified School District/CA Series 2016A, 4% 7/1/2040	1,495,000	1,494,960
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	40,000	43,814
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2043	75,000	82,910
Los Angeles Unified School District/CA Series 2024 QRR, 5% 7/1/2045	185,000	201,280
Mount San Antonio CA Cmnty College Dist Gen. Oblig. Series 2019 A, 5% 8/1/2044	145,000	151,570
Peralta Calif Cmnty College Dist Gen. Oblig. 5.25% 8/1/2042	180,000	199,234
Pleasanton CA Uni Sch Dist Series 2019, 3% 8/1/2042	30,000	25,122
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 4% 8/1/2036	25,000	25,868
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2020 C 1, 4% 8/1/2034	45,000	47,117
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2036	45,000	45,451
San Francisco CA City & Cnty Gen. Oblig. Series 2021 D1, 4% 6/15/2036	70,000	72,173
San Francisco CA Cmnty College Dist Gen. Oblig. Series A, 2.25% 6/15/2045	100,000	66,737
State of California Gen. Oblig. 5% 11/1/2034	65,000	69,312
State of California Gen. Oblig. 5% 4/1/2033	50,000	53,988
Vista CA Uni Sch Dist Series 2022B, 5.25% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	213,259
Washington Twp CA Health Care Dist Gen. Oblig. Series 2015B, 3.75% 8/1/2040	495,000	472,491
TOTAL GENERAL OBLIGATIONS		20,925,662
Health Care - 0.2%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 4% 8/15/2035	60,000	60,145
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series B, 5% 8/15/2031	115,000	116,834
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2024A, 5% 12/1/2043	50,000	53,226
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2019 B, 5% tender 10/1/2039 (b)	120,000	123,782
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024A, 5% 11/15/2044	665,000	719,644
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2036	185,000	191,928
California Statewide Community Development Authority Rev (Emanate Health Proj.) Series 2020 A, 3% 4/1/2050	195,000	140,745
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2037	95,000	107,022
TOTAL HEALTH CARE		1,513,326
Housing - 0.1%
California Mun Fin Auth Mun Ctfs Series 2 Class A1, 4.325% 11/20/2040 (b)	998,651	999,679
Lease Revenue - 0.1%
Los Angeles County Facilities 2 Inc Series 2024 A, 5.25% 6/1/2049	1,060,000	1,140,945
Other - 0.2%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Series 2024 T, 4.1% 7/1/2040	1,555,000	1,569,034
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	185,000	173,597
Citrus Calif Cmnty College Dist Gen. Oblig. 5% 8/1/2046	60,000	64,853
Fremont Calif Uni Sch Dist Alameda Cnty Series A, 4% 8/1/2045	140,000	137,471
Los Angeles CA Dept Arpts Rev Series 2025E, 5% 5/15/2044	30,000	33,120
TOTAL OTHER		1,978,075
Special Tax - 0.1%
Anaheim Calif Redev Agy Successor Agy Tax Allocation 5% 2/1/2029	25,000	26,293
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2020 A, 4% 6/1/2036	35,000	36,538
San Francisco CA BART Dist Tax Series 2019 A, 4% 7/1/2035	90,000	91,113
San Francisco Calif City & Cnty Cmnty Facs Dist No 2014-1 Spl Tax 5% 9/1/2047	605,000	626,328
San Francisco Calif City & Cnty Redev Agy Successor Agy Cmnty Facs Dist Spl Tax Series 2023, 5.25% 8/1/2042 (Assured Guaranty Inc Insured), (Federal Agricultural Mortgage Corp Insured)	300,000	333,844
TOTAL SPECIAL TAX		1,114,116
Tobacco Bonds - 0.0%
California Tobacco Securitization (Los Angeles Cnty Tobc Settlement Proj.) 5% 6/1/2032	85,000	89,913
Transportation - 1.9%
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024B, 5% 7/1/2036 (c)	35,000	38,940
Los Angeles CA Dept Arpts Rev 5% 5/15/2027 (c)	2,000,000	2,055,094
Los Angeles CA Dept Arpts Rev 5% 5/15/2029 (c)	500,000	533,425
Los Angeles CA Dept Arpts Rev 5% 5/15/2031 (c)	390,000	430,591
Los Angeles CA Dept Arpts Rev 5% 5/15/2032 (c)	1,000,000	1,109,719
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2029 (c)	215,000	225,249
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2027 (c)	145,000	148,994
Los Angeles CA Dept Arpts Rev Series 2019 D, 4% 5/15/2044 (c)	430,000	403,451
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2034 (c)	175,000	185,041
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2045	95,000	100,513
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2031 (c)	70,000	77,286
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2034 (c)	185,000	205,064
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2027 (c)	745,000	765,522
Los Angeles CA Dept Arpts Rev Series A, 5% 5/15/2047 (c)	160,000	160,425
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 4% 7/1/2039 (c)	270,000	270,314
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023 A, 5% 7/1/2048	95,000	100,665
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2028 (c)	145,000	152,650
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5.25% 7/1/2037 (c)	1,000,000	1,119,709
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2050 (c)	500,000	524,140
San Francisco CA City & County Airports Commission International Airport Revenue (Sfo Fuel CO LLC Proj.) Series 2019 A, 5% 1/1/2027 (c)	750,000	763,884
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (c)	840,000	862,244
San Francisco CA City & County Airports Commission International Airport Revenue Series 2018G, 5% 5/1/2027 (c)	1,510,000	1,550,784
San Francisco CA City & County Airports Commission International Airport Revenue Series 2021 A, 5% 5/1/2036 (c)	2,300,000	2,477,936
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5% 5/1/2031 (c)	400,000	439,936
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2039 (c)	145,000	163,010
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2041 (c)	40,000	44,063
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023A, 5% 5/1/2027 (c)	705,000	723,669
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5% 5/1/2032 (c)	155,000	172,589
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2042 (c)	60,000	64,863
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2037 (c)	65,000	67,981
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019H, 5% 5/1/2027 (c)	1,220,000	1,252,306
TOTAL TRANSPORTATION		17,190,057
Water & Sewer - 0.2%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 4% 10/1/2037	80,000	84,343
City of Los Angeles CA Wastewater System Revenue Series 2017 B, 5% 6/1/2039	50,000	51,367
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2020A, 5% 7/1/2040	65,000	68,891
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2037	115,000	126,110
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2037	105,000	115,905
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 C, 5% 7/1/2043	25,000	26,380
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2038	85,000	95,123
Sacramento Cnty CA Santn Dist Series 2020 A, 5% 12/1/2041	40,000	43,109
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2042	100,000	111,836
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2044	50,000	54,785
San Francisco CA Pub Util Comm Wstwtr Rev Series 2024C, 5% 10/1/2054	1,020,000	1,074,719
TOTAL WATER & SEWER		1,852,568
TOTAL CALIFORNIA		52,226,719
Colorado - 2.8%
Education - 0.3%
CO St Board Governors Univ Enterprise Sys Rev Series A, 4% 3/1/2044	250,000	240,887
Colorado Edl & Cultural Fac Auth Rev (University of Denver, CO Proj.) Series 2017 A, 5% 3/1/2040	335,000	341,018
University Colo Enterprise Sys 3.25% 6/1/2037	135,000	133,226
University Colo Enterprise Sys Series 2021 C 3B, 2% tender 6/1/2051 (b)	1,325,000	1,310,012
University Colo Enterprise Sys Series 2025 C 1, 5.25% 6/1/2055	1,000,000	1,070,726
TOTAL EDUCATION		3,095,869
Electric Utilities - 0.4%
Colorado Springs Colo Utils Gen. Oblig. Series 2025 A, 5.25% 11/15/2050	2,000,000	2,151,679
Colorado Springs Colo Utils Gen. Oblig. Series 2025 A, 5.25% 11/15/2055	1,500,000	1,603,687
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2039	30,000	30,729
Colorado Springs Colo Utils Series 2023 B, 5% 11/15/2041	120,000	131,539
Colorado Springs Colo Utils Series 2023A, 5.25% 11/15/2048	305,000	325,460
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2036	25,000	26,102
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2039	20,000	20,753
Fort Collins Colo Elec Util Enterprise Rev Series 2018A, 5% 12/1/2040	85,000	87,982
TOTAL ELECTRIC UTILITIES		4,377,931
General Obligations - 0.1%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	200,000	204,751
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2017 K, 5% 3/15/2027	85,000	87,419
Colorado St Bldg Excellent Schs Today Ctfs Partn (Colorado St Proj.) Series 2021 S, 4% 3/15/2046	200,000	189,915
County of Pueblo CO Series 2022A, 5% 7/1/2049	100,000	103,228
Denver CO Cty & Cnty Sch Dis 1 Series 2021, 5% 12/1/2038	55,000	59,545
Douglas Cnty CO Sch Dist Series 2019, 5% 12/15/2038	45,000	47,208
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2039	50,000	54,196
El Paso Cnty Colo Sch Dist No 2 Harrison Series 2021, 5% 12/1/2041	230,000	245,586
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2033	90,000	95,680
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2038	35,000	36,717
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2038	220,000	234,285
Weld Cnty CO Sch Dist No 6 Greely Series 2020, 5% 12/1/2040	200,000	211,400
Weld County School District No RE-4 5% 12/1/2041	265,000	287,478
Weld County School District No RE-4 5.25% 12/1/2047	170,000	180,288
TOTAL GENERAL OBLIGATIONS		2,037,696
Health Care - 0.8%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2019 A, 4% 11/15/2043	220,000	207,561
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 3% 11/15/2051	1,640,000	1,186,646
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2037	330,000	359,152
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2038	120,000	129,837
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 5% 11/15/2040	120,000	128,266
Colorado Health Facilities Authority (CommonSpirit Health Proj.) 5% 11/1/2041	455,000	479,194
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2028	160,000	168,182
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2033	105,000	111,331
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2034	20,000	21,162
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2035	350,000	368,987
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	100,000	101,455
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2032	95,000	103,297
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2052	25,000	25,543
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	1,075,000	1,134,846
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2037	70,000	77,056
Colorado Health Facilities Authority (Intermountain Health Care Inc Proj.) Series 2024A, 5% 5/15/2044	105,000	109,458
Colorado Health Facilities Authority (Sanford Health, SD Proj.) Series 2019A, 5% 11/1/2034	120,000	127,481
Colorado Health Facilities Authority Series 2019 A 1, 4% 8/1/2038	1,600,000	1,598,766
TOTAL HEALTH CARE		6,438,220
Housing - 0.0%
Colorado Hsg & Fin Auth (CO Single Family Mortgage Proj.) Series 2025 I, 3.9% 11/1/2027 (c)	130,000	130,595
Colorado Hsg Fin Auth Series 2018C, 4.25% 11/1/2048	125,000	125,830
TOTAL HOUSING		256,425
Lease Revenue - 0.1%
Adams Cnty Colo Ctfs Partn Series 2024, 5.25% 12/1/2049	625,000	664,924
Other - 0.1%
Colorado Mesa Univ Colo Enterprise Rev 4% 5/15/2045	1,395,000	1,328,813
Larimer Weld & Boulder Cntys CO Sch Dist #R2j Thompson Series 2019, 5% 12/15/2031	55,000	58,811
TOTAL OTHER		1,387,624
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Inc Insured)	405,000	386,098
Denver Colo City & Cnty Dedicated Tax Rev Series 2016 A, 4% 8/1/2046	235,000	223,460
Denver Colo City & Cnty Dedicated Tax Rev Series 2021 A, 4% 8/1/2051	130,000	119,293
TOTAL SPECIAL TAX		728,851
Transportation - 0.6%
Denver CO City & Cnty Arpt 5.25% 11/15/2047	75,000	79,549
Denver CO City & Cnty Arpt 5.75% 11/15/2039 (c)	1,050,000	1,179,151
Denver CO City & Cnty Arpt 5.75% 11/15/2040 (c)	360,000	401,196
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2048 (c)	2,640,000	2,649,885
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2032 (c)	1,085,000	1,211,770
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	490,000	517,558
Denver CO City & Cnty Arpt Series 2022A, 5.5% 11/15/2038 (c)	70,000	78,096
Denver CO City & Cnty Arpt Series 2022B, 5% 11/15/2047	55,000	57,223
Denver CO City & Cnty Arpt Series 2023B, 5% 11/15/2028 (c)	105,000	110,935
TOTAL TRANSPORTATION		6,285,363
Water & Sewer - 0.3%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2047	1,500,000	1,582,491
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2052	1,000,000	1,044,805
Denver CO City & Cnty Brd Wtr Series 2024A, 5% 9/15/2037	40,000	46,081
TOTAL WATER & SEWER		2,673,377
TOTAL COLORADO		27,946,280
Connecticut - 0.2%
Education - 0.2%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	1,550,000	1,558,760
General Obligations - 0.0%
Connecticut St Gen. Oblig. Series 2018 C, 5% 6/15/2033	50,000	52,788
Connecticut St Gen. Oblig. Series 2020 A, 5% 1/15/2031	600,000	657,970
University Connecticut (Connecticut St Proj.) Series 2020A, 5% 2/15/2038	45,000	48,115
TOTAL GENERAL OBLIGATIONS		758,873
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2021D, 5% 11/1/2041	55,000	59,017
TOTAL CONNECTICUT		2,376,650
Delaware - 0.1%
Housing - 0.1%
Delaware State Hsg Auth Rev Series 2024 C, 4.45% 7/1/2044	530,000	532,272
Delaware State Hsg Auth Rev Series 2024 C, 4.6% 7/1/2049	495,000	485,482
TOTAL DELAWARE		1,017,754
District Of Columbia - 1.5%
Education - 0.0%
District Columbia Rev Series 2017 A, 5% 7/1/2042	30,000	30,231
District Columbia Univ Rev Series 2017, 5% 4/1/2034	130,000	132,637
TOTAL EDUCATION		162,868
General Obligations - 0.6%
District Columbia Gen. Oblig. Series 2016 A, 5% 6/1/2027	940,000	949,362
District Columbia Gen. Oblig. Series 2016 A, 5% 6/1/2033	40,000	40,334
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2034	305,000	314,241
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2029	90,000	93,122
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2038	135,000	146,501
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2046	585,000	604,271
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2037	395,000	443,735
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2038	125,000	139,223
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2045	80,000	83,953
District Columbia Gen. Oblig. Series 2023A, 5.25% 1/1/2048	295,000	310,799
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2037	60,000	68,519
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2038	90,000	101,985
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2043	205,000	220,483
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2044	320,000	340,931
District Columbia Gen. Oblig. Series 2024A, 5% 8/1/2049	1,740,000	1,812,007
District Columbia Gen. Oblig. Series D, 5% 6/1/2032	45,000	45,876
District Columbia Gen. Oblig. Series E, 5% 6/1/2027	75,000	76,643
District Columbia Gen. Oblig. Series E, 5% 6/1/2031	30,000	30,613
TOTAL GENERAL OBLIGATIONS		5,822,598
Health Care - 0.0%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 5% 7/15/2034	70,000	70,063
District Columbia Hosp Rev Series 2015, 5% 7/15/2035	225,000	225,193
TOTAL HEALTH CARE		295,256
Special Tax - 0.8%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2032	60,000	65,018
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2036	95,000	101,640
District Columbia Income Tax Rev Series 2019A, 5% 3/1/2044	180,000	185,598
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2031	120,000	132,124
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2035	170,000	184,893
District Columbia Income Tax Rev Series 2020 C, 5% 5/1/2036	120,000	129,923
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2038	185,000	204,340
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	265,000	287,938
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2041	200,000	215,948
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2038	80,000	89,388
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2040	410,000	450,029
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2041	355,000	386,567
District Columbia Income Tax Rev Series 2023 A, 5% 5/1/2043	425,000	454,884
District Columbia Income Tax Rev Series 2025 A, 5% 6/1/2050	100,000	104,523
District Columbia Income Tax Rev Series 2025 A, 5.25% 6/1/2050	240,000	256,391
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2030	1,570,000	1,624,520
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2031	275,000	284,263
Washington DC Met Area Tran Auth Rev Series A 2, 5% 7/1/2032	105,000	108,394
Washington Metropolitan Area Transit Authority 5% 7/15/2034	85,000	92,521
Washington Metropolitan Area Transit Authority 5% 7/15/2038	1,135,000	1,260,542
Washington Metropolitan Area Transit Authority 5% 7/15/2040	230,000	251,572
Washington Metropolitan Area Transit Authority 5% 7/15/2041	170,000	184,030
Washington Metropolitan Area Transit Authority 5% 7/15/2042	355,000	379,935
Washington Metropolitan Area Transit Authority 5.25% 7/15/2053	200,000	208,539
TOTAL SPECIAL TAX		7,643,520
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2016 A, 5% 10/1/2030	480,000	482,580
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022B, 5% 10/1/2039	35,000	38,105
TOTAL WATER & SEWER		520,685
TOTAL DISTRICT OF COLUMBIA		14,444,927
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2031	190,000	196,401
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2032	65,000	67,101
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2032	120,000	123,879
Washington DC Met Area Tran Auth Rev Series 2018, 5% 7/1/2035	120,000	123,312
Washington Metropolitan Area Transit Authority 5% 7/15/2037	155,000	166,718
Washington Metropolitan Area Transit Authority 5% 7/15/2060	1,000,000	1,026,056
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	235,000	241,838
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		1,945,305
District Of Columbia,Virginia - 0.6%
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	785,000	813,390
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2029 (c)	250,000	268,450
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2036 (c)	30,000	31,567
Metropolitan Wash DC Arpts Ath Series 2020 A, 5% 10/1/2030 (c)	40,000	43,602
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2029 (c)	1,060,000	1,138,228
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (c)	70,000	77,032
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2046 (c)	100,000	101,987
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2028 (c)	900,000	949,207
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2029 (c)	460,000	493,948
Metropolitan Wash DC Arpts Ath Series 2023 A, 5% 10/1/2028 (c)	300,000	317,298
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2042 (c)	455,000	484,681
Metropolitan Wash DC Arpts Ath Series 2023 A, 5.25% 10/1/2048 (c)	200,000	207,229
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2029 (c)	530,000	569,114
Metropolitan Wash DC Arpts Ath Series 2024A, 5% 10/1/2038 (c)	230,000	249,896
Metropolitan Wash DC Arpts Ath Series 2024A, 5.25% 10/1/2046 (c)	475,000	495,802
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2022 A, 3% 10/1/2053 (Assured Guaranty Inc Insured)	50,000	35,207
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		6,276,638
Florida - 6.4%
Education - 0.1%
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2033	25,000	25,088
Florida Higher Edl Facs Fing Auth Rev Series 2020 A, 4% 12/1/2050	500,000	440,046
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2042 (Build America Mutual Assurance Co Insured)	95,000	102,359
Florida St Brd Governors Fla St Univ Athletics Assn Rev Series 2024A, 5% 10/1/2043 (Build America Mutual Assurance Co Insured)	15,000	15,998
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2018 A, 5% 4/1/2048	330,000	332,741
Tampa FL Rev (University of Tampa Proj.) Series 2015, 5% 4/1/2045	280,000	280,124
Usf Fing Corp Fla Ctfs Partn Series 2012A, 3.75% 7/1/2035	315,000	315,151
TOTAL EDUCATION		1,511,507
Electric Utilities - 0.3%
Jacksonville FL Elec Auth Sys Rev Series 2024 A, 5% 10/1/2037	250,000	286,703
Orange Cnty FL Wtr & Wastewtr Series 2020, 5% 10/1/2035	1,000,000	1,094,611
Orange Cnty FL Wtr & Wastewtr Series 2020, 5% 10/1/2037	30,000	32,682
Orlando Fla Utils Commn Util Sys Rev Series 2018 A, 5% 10/1/2037	140,000	144,462
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	1,085,000	1,109,871
TOTAL ELECTRIC UTILITIES		2,668,329
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth Series 2016 A, 5% 10/1/2046 (Pre-refunded to 10/1/2026 at 100) (c)	100,000	101,523
Greater Orlando Aviation Auth Series 2017A, 5% 10/1/2026 (Escrowed to Maturity) (c)	55,000	55,838
TOTAL ESCROWED/PRE-REFUNDED		157,361
General Obligations - 0.8%
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2028	295,000	298,187
Broward County FL School District Series 2019, 5% 7/1/2038	70,000	72,889
Broward County FL School District Series 2019, 5% 7/1/2039	40,000	41,526
Broward County FL School District Series 2019, 5% 7/1/2040	20,000	20,711
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2015 F, 3.25% 6/1/2035	85,000	84,590
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 B, 4% 6/1/2033	31,000	31,126
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016 E, 4% 6/1/2032	105,000	105,510
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2020 A, 5% 6/1/2031	145,000	160,767
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2021 A, 4% 11/1/2034	225,000	235,977
Florida St Dept Transn Fing Corp Rev (Florida St Proj.) Series 2020, 3% 7/1/2033	225,000	222,885
Florida St Gen. Oblig. Series 2017A, 4% 7/1/2032	75,000	76,569
Florida St Gen. Oblig. Series 2019 A, 4% 7/1/2033	165,000	169,918
Florida St Gen. Oblig. Series 2019 A, 5% 7/1/2031	1,000,000	1,062,520
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) 5% 10/1/2031	50,000	56,304
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2031	105,000	114,028
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2033	250,000	268,710
Manatee Cnty Fla Rev Series 2022, 5% 10/1/2031	85,000	96,445
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2022A, 5% 4/1/2052	100,000	102,847
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2048	315,000	325,701
Miami-Dade Cnty Fla Gen. Oblig. 4% 7/1/2042	395,000	390,324
Miami-Dade Cnty Fla Gen. Oblig. 5% 7/1/2032	145,000	159,865
Miami-Dade Cnty Fla Gen. Oblig. Series 2018A, 5% 7/1/2041	75,000	78,238
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series 2021 B 1, 4% 10/1/2046 (c)	190,000	170,651
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2040	75,000	76,375
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	515,000	510,464
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2022B, 5.25% 8/1/2040	195,000	214,946
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2025A, 5% 8/1/2027	105,000	108,795
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) Series 2022 A, 5% 8/1/2042 (Assured Guaranty Inc Insured)	70,000	74,130
Putnam Cnty Fla Sch Dist Series 2025, 5% 7/1/2054 (Assured Guaranty Inc Insured)	1,865,000	1,925,633
South Fla Wtr Mgmt Dist Ctfs Partn Series 2015, 5% 10/1/2034	600,000	602,176
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	95,000	101,094
St Johns Cnty FL Sch Brd Ctfs Partn (St Johns Cnty FL Sch Dist Proj.) Series 2024 A, 5% 7/1/2044 (Assured Guaranty Inc Insured)	400,000	422,269
TOTAL GENERAL OBLIGATIONS		8,382,170
Health Care - 1.1%
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series A, 4% 12/1/2044	140,000	131,642
Alachua Cnty FL Hlth Fac Rev (Shands Teaching Hospital and Clinics Inc Proj.) Series A, 5% 12/1/2044	1,045,000	1,045,355
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2022 A, 5% 4/1/2042	25,000	26,012
Brevard Cnty FL Health Fac 5% 4/1/2029	270,000	287,568
Brevard Cnty FL Health Fac Series 2022 A, 5% 4/1/2047	525,000	533,254
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	460,000	460,006
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 5% 7/1/2040	50,000	52,576
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2036	390,000	396,235
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 4% 11/15/2037	310,000	313,086
Florida Development Finance Corp (Tampa General Hospital, FL Proj.) Series 2024 A, 5% 8/1/2042	70,000	73,294
Halifax Hosp Med Ctr FL Hosp Series 2016, 5% 6/1/2036	395,000	396,976
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 4.125% 11/15/2051	320,000	296,420
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.25% 11/15/2049	1,065,000	1,128,324
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2041	300,000	325,817
Lakeland FL Hosp Sys Rev Series 2016, 5% 11/15/2029	130,000	131,931
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) Series 2019 A 1, 4% 4/1/2037	125,000	125,331
Lee County Industrial Development Authority/FL Series 2019 A 1, 4% 4/1/2049	95,000	84,095
Martin Cnty Fla Health Facs (Cleveland Clinic Foundation/The Proj.) Series 2019A, 4% 1/1/2046	410,000	377,836
Miami-Dade Cty FL Hlth Hsp Rev (Nicklaus Childrens Hospital,Fl Proj.) Series 2021 A, 4% 8/1/2051	535,000	469,287
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2027	60,000	61,021
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2042	40,000	40,346
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2048	380,000	378,992
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2042	130,000	138,496
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016A, 5% 10/1/2033	30,000	30,399
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2025A, 5.25% 10/1/2056	390,000	404,775
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 3% 8/15/2044	720,000	568,126
South Broward Hosp Dist FL Rev (South Broward Hosp Dist FL Rev Proj.) Series 2021 A, 3% 5/1/2046	665,000	507,535
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2030	50,000	51,773
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (b)	1,000,000	1,078,202
TOTAL HEALTH CARE		9,914,710
Housing - 0.3%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 5.05% 1/1/2056	1,500,000	1,509,054
Florida Housing Finance Corp Series 2025 1, 4.65% 7/1/2055	1,060,000	1,052,829
TOTAL HOUSING		2,561,883
Lease Revenue - 0.0%
Marion Cnty FL Sch Brd Ctfs Partn Series 2024, 5% 6/1/2038 (Assured Guaranty Inc Insured)	40,000	44,650
Other - 0.0%
Miami-Dade Cnty FL Edl Fac Rev Series 2024 A, 5.25% 4/1/2047	35,000	37,167
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2039	40,000	43,983
Miami-Dade Cnty FL Spl Oblig Series 2024A, 5% 4/1/2046	215,000	225,184
Orange Cnty FL Health Facs Auth Rev Series 2024, 5% 8/1/2047	115,000	115,182
TOTAL OTHER		421,516
Special Tax - 0.6%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	45,000	47,761
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2035	135,000	141,160
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2038	100,000	102,667
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2039	135,000	137,564
County of Pasco FL Series 2023 A, 5.5% 9/1/2037 (Assured Guaranty Inc Insured)	50,000	56,646
Lee Cnty-Tallahassee City Flablueprint Intergovernmental Agy Sales Tax Rev Series 2024, 5% 10/1/2038	90,000	99,032
Miami FL Spl Oblig Series 2023A, 5% 3/1/2042	920,000	992,208
Miami FL Spl Oblig Series 2023A, 5% 3/1/2043	150,000	160,612
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2042	260,000	275,374
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2017, 4% 7/1/2032	750,000	753,612
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2018, 4% 7/1/2048	60,000	54,767
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2022, 5% 7/1/2052	1,000,000	1,018,650
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2031	170,000	184,173
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2032	190,000	205,006
Polk Cnty FL Sch Dist Sales Tax Rev Series 2019, 5% 10/1/2033	320,000	343,831
Seminole Cnty Fla Spl Oblig Series 2022, 5% 10/1/2052	1,000,000	1,026,614
Tampa FL Tax Alloc 0% 9/1/2042 (d)	150,000	67,605
TOTAL SPECIAL TAX		5,667,282
Transportation - 2.4%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 4% 10/1/2044 (c)	325,000	301,936
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2027 (c)	55,000	56,761
Broward Cnty FL Port Everglades Series 2022, 5.25% 9/1/2047 (c)	500,000	517,054
Broward Cnty FL Port Everglades Series 2025, 5.5% 9/1/2055 (c)	1,500,000	1,589,156
Florida St Dept Transn Fed Hwy Reimbursement Rev Series 2021 A, 5% 7/1/2026	50,000	50,570
Florida St Dept Transn Tpk Rev Series 2024 C, 5% 7/1/2042	45,000	49,337
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2052	1,000,000	1,058,189
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2055	1,500,000	1,574,100
Greater Orlando Aviation Auth Series 2016, 5% 10/1/2027 (c)	230,000	238,318
Greater Orlando Aviation Auth Series 2019 A, 4% 10/1/2044 (c)	270,000	249,235
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2026 (c)	170,000	172,673
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2028 (c)	1,375,000	1,456,155
Greater Orlando Aviation Auth Series 2022 A, 5% 10/1/2046 (c)	210,000	214,172
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2028 (c)	1,150,000	1,214,435
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (c)	40,000	44,123
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.25% 10/1/2040 (c)	220,000	244,088
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5.5% 10/1/2054 (c)	1,525,000	1,607,405
Lee Cnty FL Airport 5% 10/1/2037 (c)	525,000	558,215
Lee Cnty FL Airport 5% 10/1/2039 (c)	150,000	158,004
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	380,000	386,407
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2040 (c)	295,000	299,174
Miami-Dade Cnty Fla Aviat Rev Series 2019A, 5% 10/1/2049 (c)	1,125,000	1,130,854
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2029 (c)	1,000,000	1,069,762
Miami-Dade Cnty Fla Aviat Rev Series 2024 A, 5% 10/1/2030 (c)	700,000	759,161
Miami-Dade Cnty Fla Aviat Rev Series A, 5% 10/1/2027	215,000	218,447
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2027 (c)	195,000	200,977
Miami-Dade Cnty Fla Seaport Rev 5% 10/1/2047 (c)	1,000,000	1,006,637
Miami-Dade Cnty Fla Seaport Rev 5.25% 10/1/2052 (c)	1,115,000	1,131,571
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2032	750,000	854,014
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 A, 4% 7/1/2031	980,000	984,676
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2037	1,265,000	1,266,338
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2037	125,000	132,994
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2038	140,000	148,438
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Inc Insured)	65,000	66,413
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2039 (Assured Guaranty Inc Insured)	1,000,000	1,017,876
Pensacola Fla Arpt Rev Series 2025, 5.5% 10/1/2050 (c)	1,290,000	1,363,004
TOTAL TRANSPORTATION		23,390,669
Water & Sewer - 0.8%
Del Ray Beach Fla W&S Series 2025, 5.25% 10/1/2050	625,000	672,948
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2042	30,000	32,381
JEA FL Wtr & Swr Sys Rev Series 2024A, 5.5% 10/1/2054	880,000	947,148
Miami Beach Fla Stormwater Rev Series 2017, 4% 9/1/2030	1,030,000	1,052,126
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 4% 10/1/2037	485,000	490,110
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2038	35,000	35,892
Miami-Dade Cnty FL Wtr & Swr Rev Series 2021, 4% 10/1/2046	520,000	485,863
Orange Cnty FL Wtr & Wastewtr Series 2025, 4% 10/1/2040	1,500,000	1,558,561
Tampa Bay Water Series 2022A, 5.25% 10/1/2057	2,000,000	2,098,273
Tampa Bay Water Series 2024 B, 5% 10/1/2041	170,000	187,088
TOTAL WATER & SEWER		7,560,390
TOTAL FLORIDA		62,280,467
Georgia - 3.4%
Education - 0.0%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2037	80,000	81,714
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series B, 3% 10/1/2043	430,000	350,913
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	20,000	21,895
TOTAL EDUCATION		454,522
Electric Utilities - 0.0%
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	20,000	21,213
Georgia Mun Elec Auth Pwr Rev Series 2021 A, 5% 1/1/2034	20,000	22,143
Main Street Natural Gas Inc Series 2019 A, 5% 5/15/2043 (Macquarie Group Ltd Guaranteed)	450,000	457,977
TOTAL ELECTRIC UTILITIES		501,333
General Obligations - 2.1%
Gwinnett Cnty GA Sch Dist Series 2025, 5% 2/1/2032	600,000	687,443
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	2,050,000	2,087,961
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	1,080,000	1,090,399
Main Street Natural Gas Inc 5% tender 12/1/2053 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	885,000	947,058
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	270,000	288,899
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (b)	3,555,000	3,747,894
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (b)	730,000	790,511
Main Street Natural Gas Inc Series 2019 C, 4% tender 3/1/2050 (Citigroup Inc Guaranteed) (b)	475,000	477,523
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	200,000	204,822
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	385,000	402,628
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	2,955,000	3,145,272
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	2,000,000	2,116,066
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	370,000	397,520
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (b)	695,000	746,685
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (b)	2,040,000	2,176,058
TOTAL GENERAL OBLIGATIONS		19,306,739
Health Care - 0.3%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	200,000	184,177
Clarke Cnty GA Hosp Auth Ctfs (Piedmont Hosp Og Proj.) Series 2016 A, 5% 7/1/2031	105,000	106,175
Cobb Cnty GA Kennestone Hosp Series 2023A, 5% 4/1/2042	20,000	21,254
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	40,000	40,068
Dalton Whitfield County Joint Development Authority Series 2017, 4% 8/15/2041	425,000	419,278
Dalton Whitfield County Joint Development Authority Series 2024 B, 5% 8/15/2028	175,000	184,988
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	855,000	672,917
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 4% 7/1/2038	20,000	20,098
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2045	390,000	364,232
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 4% 4/1/2042	270,000	259,778
Lagrange-Troup Cnty GA Hosp Rev 4% 4/1/2042	230,000	221,292
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2042	145,000	152,904
Paulding County Hospital Authority/GA (Wellstar Health System Inc Proj.) 5% 4/1/2043	25,000	26,173
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (Piedmont Hosp Og Proj.) Series 2016, 5% 1/1/2029	170,000	171,877
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (University Health Services Inc Proj.) Series 2016, 5% 1/1/2030	500,000	505,587
TOTAL HEALTH CARE		3,350,798
Housing - 0.3%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2025E, 6.5% 12/1/2055	400,000	454,283
Georgia Hsg & Fin Auth Rev Series 2025 G, 6.25% 12/1/2055	2,000,000	2,263,032
TOTAL HOUSING		2,717,315
Special Tax - 0.4%
Cobb-Marietta GA Coliseum & Exhib Hall Rev Series 2025, 5.5% 10/1/2053	1,225,000	1,331,407
Metro Atlanta Rapid Tran Sales 5% 7/1/2046	1,130,000	1,201,313
Metro Atlanta Rapid Tran Sales Series 2024 A, 5% 7/1/2037	775,000	885,259
TOTAL SPECIAL TAX		3,417,979
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2019 D, 4% 7/1/2037 (c)	870,000	874,065
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5.25% 7/1/2042 (c)	55,000	59,043
Atlanta GA Arpt Rev Series 2021 B, 5% 7/1/2037	45,000	49,325
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2039 (c)	500,000	500,826
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (c)	50,000	53,929
Atlanta GA Arpt Rev Series 2022B, 5% 7/1/2052 (c)	1,000,000	1,013,440
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2043	45,000	48,394
Atlanta GA Arpt Rev Series 2024 A 1, 5% 7/1/2049	295,000	309,049
TOTAL TRANSPORTATION		2,908,071
Water & Sewer - 0.0%
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	100,000	75,388
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2038	40,000	44,276
Dekalb Cnty GA Wtr & Swr Rev 5% 10/1/2052	100,000	103,189
Fulton Cnty GA Wtr & Sew Rev Series 2020 A, 3% 1/1/2036	25,000	24,450
TOTAL WATER & SEWER		247,303
TOTAL GEORGIA		32,904,060
Hawaii - 1.0%
General Obligations - 0.3%
Hawaii St Gen. Oblig. 5% 1/1/2031	1,500,000	1,609,094
Hawaii St Gen. Oblig. 5% 1/1/2033	35,000	37,386
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2032	90,000	93,278
Honolulu HI City & Cnty Gen. Oblig. Series 2018 A, 5% 9/1/2032	110,000	116,931
Honolulu HI City & Cnty Gen. Oblig. Series 2019C, 5% 8/1/2042	75,000	78,194
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2039	25,000	25,268
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 5% 7/1/2035	40,000	43,659
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2046	220,000	237,672
Honolulu HI City & Cnty Gen. Oblig. Series 2024A, 5.25% 7/1/2047	160,000	172,267
Honolulu HI City & Cnty Gen. Oblig. Series C, 4% 10/1/2031	55,000	55,387
Maui Cnty Hawai Gen. Oblig. Series 2025, 5% 9/1/2031	310,000	351,243
TOTAL GENERAL OBLIGATIONS		2,820,379
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev Series 2023C, 5% 7/1/2039	140,000	153,963
Other - 0.0%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2024A, 5.25% 7/1/2054	400,000	427,718
Special Tax - 0.0%
Hawaii St Hwy Rev Series 2021, 5% 1/1/2037	20,000	21,872
Hawaii St Hwy Rev Series 2021, 5% 1/1/2039	105,000	113,377
Hawaii St Hwy Rev Series 2021, 5% 1/1/2040	105,000	112,215
TOTAL SPECIAL TAX		247,464
Transportation - 0.5%
Hawaii St Arpts Sys Rev 5% 7/1/2049	70,000	74,381
Hawaii St Arpts Sys Rev 5.5% 7/1/2054 (c)	1,335,000	1,421,627
Hawaii St Arpts Sys Rev Series 2018 A, 5% 7/1/2028 (c)	55,000	57,888
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2037	1,405,000	1,435,414
Hawaii St Arpts Sys Rev Series 2022 A, 5% 7/1/2038 (c)	100,000	107,843
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (c)	50,000	51,259
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2036 (c)	585,000	593,136
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2032	55,000	57,743
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2039	150,000	152,794
TOTAL TRANSPORTATION		3,952,085
Water & Sewer - 0.2%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 4% 7/1/2038	255,000	256,944
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2036	50,000	53,259
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019 B, 5% 7/1/2040	50,000	52,482
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2036	1,000,000	1,171,280
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038	300,000	344,829
TOTAL WATER & SEWER		1,878,794
TOTAL HAWAII		9,480,403
Idaho - 0.2%
Health Care - 0.0%
Idaho Health Facs Auth Rev 5% 3/1/2036	225,000	259,619
Housing - 0.0%
Idaho Housing & Finance Association (ID Single Family Hsg 7/1/19 Proj.) Series 2025C, 3.45% 7/1/2030	245,000	247,346
Special Tax - 0.2%
Idaho Housing & Finance Association Series 2022 A, 5% 8/15/2037	125,000	139,124
Idaho Housing & Finance Association Series 2022 A, 5% 8/15/2041	85,000	92,069
Idaho Housing & Finance Association Series 2023A, 4% 8/15/2048	500,000	471,853
Idaho Housing & Finance Association Series 2023A, 5% 8/15/2042	120,000	130,123
Idaho Housing & Finance Association Series 2024A, 5% 8/15/2042	110,000	120,316
Idaho Housing & Finance Association Series 2024A, 5% 8/15/2043	135,000	146,314
TOTAL SPECIAL TAX		1,099,799
TOTAL IDAHO		1,606,764
Illinois - 6.6%
Education - 0.1%
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5% 4/1/2037	135,000	151,768
Board of Trustees of the University of Illinois/The (Board of Trustees of the University of Illinois/The Proj.) Series 2024A, 5% 4/1/2039	150,000	166,419
Board of Trustees of the University of Illinois/The Series 2021 A, 5% 4/1/2027	90,000	92,712
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 4% 10/1/2031	25,000	25,112
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) 5% 10/1/2033	45,000	45,538
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5.25% 5/15/2054	170,000	176,758
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2044	350,000	374,219
TOTAL EDUCATION		1,032,526
Electric Utilities - 0.1%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2027	575,000	585,993
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2029	350,000	356,174
TOTAL ELECTRIC UTILITIES		942,167
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 5% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	50,000	51,368
General Obligations - 1.9%
Chicago IL Board of Education Series 2018, 5% 4/1/2042	500,000	500,151
Chicago IL Gen. Oblig. 5.25% 1/1/2045	150,000	146,541
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2035	130,000	130,023
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	120,000	121,862
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2033	120,000	127,580
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2029	1,480,000	1,509,607
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2030	120,000	122,335
Chicago IL Met Water Recl Dist Gen. Oblig. Series A, 5% 12/1/2031	570,000	580,469
Chicago Ill Pk Dist Gen. Oblig. Series 2023C, 5% 1/1/2027	1,955,000	1,997,195
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. Series 2024, 5% 12/1/2030 (Build America Mutual Assurance Co Insured)	775,000	846,151
Cook Cnty IL Cmnty Coll Dist Gen. Oblig. Series 2024, 5% 12/1/2031 (Build America Mutual Assurance Co Insured)	280,000	308,531
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2017B, 5% 12/1/2026	140,000	142,906
Cook Kane Lake & McHenry Counties IL Cmnty College Dist Gen. Oblig. Series 2020, 4% 12/15/2031	320,000	330,933
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2034	830,000	855,603
Illinois Fin Auth Rev (Cook Ill High Sch Dist No 207maine Twp Proj.) Series 2019, 4% 12/1/2037	80,000	81,213
Illinois St Gen. Oblig. 5% 2/1/2027	115,000	117,589
Illinois St Gen. Oblig. 5% 3/1/2027	135,000	138,370
Illinois St Gen. Oblig. Series 2016, 4% 1/1/2037 (Assured Guaranty Inc Insured)	100,000	100,015
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	100,000	101,985
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	230,000	234,169
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2032	25,000	26,223
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2034	265,000	275,146
Illinois St Gen. Oblig. Series 2018A, 5% 5/1/2035	30,000	31,076
Illinois St Gen. Oblig. Series 2018A, 6% 5/1/2027	140,000	145,824
Illinois St Gen. Oblig. Series 2018B, 5% 10/1/2032	20,000	20,978
Illinois St Gen. Oblig. Series 2019 A, 5% 11/1/2027	290,000	301,005
Illinois St Gen. Oblig. Series 2019 B, 5% 11/1/2031	85,000	91,138
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2027	520,000	532,983
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2031	145,000	159,166
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2038	860,000	933,796
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2026	105,000	107,084
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 4% 12/1/2039	140,000	136,134
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2028	115,000	120,204
Illinois St Gen. Oblig. Series MARCH 2021 A, 4% 3/1/2041	560,000	538,762
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	120,000	122,996
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2034	50,000	54,222
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2039	1,255,000	1,342,884
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2028	175,000	183,495
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	1,500,000	1,625,621
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	385,000	419,756
Illinois St Gen. Oblig. Series MAY 2023 B, 5.5% 5/1/2047	625,000	654,987
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2036	715,000	777,667
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	375,000	395,054
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2030	45,000	45,729
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2027	80,000	82,920
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2049 (Assured Guaranty Inc Insured)	985,000	1,001,449
TOTAL GENERAL OBLIGATIONS		18,619,527
Health Care - 0.9%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2027	995,000	1,019,000
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	520,000	532,311
Illinois Fin Auth Rev (Lurie Childrens Hospital Proj.) Series 2017, 4% 8/15/2039	1,410,000	1,391,156
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2031	105,000	105,558
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	415,000	417,207
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 4% 7/15/2037	115,000	115,779
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) Series 2017A, 5% 7/15/2042	270,000	275,655
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	250,000	261,966
Illinois Fin Auth Rev (Southern Ill Hlthcare Ent Inc Proj.) Series A, 4.25% 3/1/2047	125,000	116,904
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	170,000	173,096
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2033	75,000	76,687
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2036	95,000	96,760
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) 5% 2/15/2041	910,000	920,053
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2032	130,000	144,120
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2035	460,000	501,648
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 5% 8/15/2036	515,000	558,609
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 4% 8/15/2041	40,000	38,659
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2027	100,000	103,574
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	90,000	99,259
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2047	1,195,000	1,208,114
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2051	380,000	382,553
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2047	215,000	219,301
Illinois Finance Authority Rev (University of Chicago Hosps,Il Proj.) 5% 8/15/2052	355,000	360,088
TOTAL HEALTH CARE		9,118,057
Housing - 0.0%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	55,000	51,166
Illinois Housing Development Authority Series 2023 A, 4.5% 10/1/2038	45,000	46,733
Illinois Housing Development Authority Series 2023 K, 5.25% 10/1/2043	60,000	62,862
TOTAL HOUSING		160,761
Other - 0.3%
Chicago IL Gen. Oblig. 5% 1/1/2043	450,000	437,917
Chicago IL Gen. Oblig. 5% 1/1/2044	500,000	480,185
Illinois Finance Authority Rev 5% 8/15/2032	125,000	139,349
Illinois Finance Authority Rev 5% 8/15/2039	245,000	270,574
Illinois St Gen. Oblig. Series 2024C, 4% 10/1/2041	270,000	258,041
Illinois St Gen. Oblig. Series OCTOBER 2024 B, 5% 10/1/2036	355,000	390,478
Illinois St Gen. Oblig. Series OCTOBER 2024C, 4% 10/1/2040	290,000	279,872
Illinois St Gen. Oblig. Series SEPTEMBER 2025 C, 5.25% 9/1/2031	500,000	558,769
Joliet IL Gen. Oblig. Series 2022, 5.5% 12/15/2044 (Build America Mutual Assurance Co Insured)	125,000	134,076
Southwestern IL Dev Auth Rev Series 2023 A, 5.5% 12/1/2035	95,000	106,568
TOTAL OTHER		3,055,829
Special Tax - 1.6%
Chicago IL Board of Education Series 2023, 5.25% 4/1/2033	105,000	116,304
Chicago IL Board of Education Series 2023, 5.25% 4/1/2034	300,000	330,657
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2020 A, 5% 12/1/2045	200,000	204,886
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2042	765,000	821,852
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2043	1,305,000	1,388,381
Cook Cnty Ill Sales Tax Rev Series 2017, 4% 11/15/2040	1,205,000	1,176,721
Cook Cnty Ill Sales Tax Rev Series 2017, 5% 11/15/2033	1,200,000	1,245,991
Cook Cnty Ill Sales Tax Rev Series 2022 A, 5.25% 11/15/2045	150,000	158,389
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	150,000	159,369
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2043	65,000	67,341
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2044	45,000	47,069
Illinois St Sales Tax Rev 5% 6/15/2028	245,000	257,737
Illinois St Sales Tax Rev 5% 6/15/2030	565,000	616,282
Illinois St Sales Tax Rev Series DECEMBER 2025 C, 5% 6/15/2041	1,000,000	1,073,278
Illinois St Sales Tax Rev Series FEBRUARY 2024 B, 5% 6/15/2036	200,000	222,568
Illinois St Sales Tax Rev Series FEBRUARY 2024 C, 5% 6/15/2040	115,000	123,967
Illinois St Sales Tax Rev Series FEBRUARY 2024 C, 5% 6/15/2041	320,000	341,495
Illinois St Sales Tax Rev Series MARCH 2025 C, 5% 6/15/2043	170,000	179,003
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	410,000	386,480
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 4% 6/15/2030	170,000	170,460
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2029	185,000	185,458
Illinois St Sales Tax Rev Series SEPTEMBER 2016 C, 4% 6/15/2031	745,000	746,753
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2034	50,000	47,131
Sales Tax Securitization Corp 5% 1/1/2044	170,000	173,091
Sales Tax Securitization Corp Series 2018C, 5.25% 1/1/2043	30,000	30,812
Sales Tax Securitization Corp Series 2020A, 4% 1/1/2038	1,020,000	1,022,437
Sales Tax Securitization Corp Series 2020A, 4% 1/1/2040 (Build America Mutual Assurance Co Insured)	1,000,000	988,358
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2038	95,000	104,418
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2040	100,000	108,047
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2042	505,000	534,825
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2043	135,000	141,651
Sales Tax Securitization Corp Series 2024A, 5% 1/1/2044	80,000	83,185
Sales Tax Securitization Corp Series 2025A, 5% 1/1/2045	1,500,000	1,556,333
TOTAL SPECIAL TAX		14,810,729
Transportation - 1.4%
Chicago IL Midway Arpt Rev Series 2023 C, 5% 1/1/2038 (c)	35,000	37,516
Chicago IL Midway Arpt Rev Series 2023A, 5.75% 1/1/2048 (Build America Mutual Assurance Co Insured) (c)	475,000	506,809
Chicago IL Midway Arpt Rev Series B, 5% 1/1/2036	40,000	40,000
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036	60,000	60,885
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2036 (c)	240,000	243,308
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	665,000	619,839
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2053 (Assured Guaranty Inc Insured)	415,000	368,662
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2053	235,000	236,576
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (c)	650,000	609,745
Chicago IL O'Hare Intl Arpt Rev Series 2020 C, 4% 1/1/2038	1,755,000	1,761,902
Chicago IL O'Hare Intl Arpt Rev Series 2020A, 4% 1/1/2038	155,000	155,610
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5% 1/1/2042 (c)	30,000	30,906
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2045 (Assured Guaranty Inc Insured) (c)	75,000	77,433
Chicago IL O'Hare Intl Arpt Rev Series 2022A, 5.25% 1/1/2053 (c)	530,000	537,964
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	335,000	375,750
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	400,000	441,674
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2043 (Build America Mutual Assurance Co Insured)	500,000	531,351
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2048 (c)	500,000	514,160
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.25% 1/1/2043 (c)	445,000	473,322
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.25% 1/1/2044 (c)	1,000,000	1,055,213
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2028	285,000	285,323
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	500,000	501,479
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2032	380,000	380,713
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2033	155,000	161,650
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2035	75,000	77,968
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 4% 1/1/2044	70,000	66,834
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2041	75,000	78,102
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	220,000	236,638
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	75,000	79,174
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	1,185,000	1,225,372
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2041	85,000	90,811
Illinois St Toll Hwy Auth Hwy Rev Series 2021 A, 5% 1/1/2046	590,000	609,001
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2042	655,000	702,221
TOTAL TRANSPORTATION		13,173,911
Water & Sewer - 0.3%
Chicago IL Wastewater Transmission Rev Series 2023 B, 5% 1/1/2039 (Assured Guaranty Inc Insured)	145,000	156,284
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2042 (Build America Mutual Assurance Co Insured)	340,000	366,150
Chicago IL Wastewater Transmission Rev Series 2024A, 5% 1/1/2044 (Build America Mutual Assurance Co Insured)	430,000	454,492
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2039 (Build America Mutual Assurance Co Insured)	150,000	166,084
Chicago IL Wtr Rev 5% 11/1/2037	215,000	240,876
Chicago IL Wtr Rev 5% 11/1/2039	250,000	276,324
Chicago IL Wtr Rev Series 2000, 5% 11/1/2029	90,000	91,472
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	205,000	208,694
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2033	70,000	71,592
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2037	225,000	238,989
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5% 7/1/2039	455,000	480,116
TOTAL WATER & SEWER		2,751,073
TOTAL ILLINOIS		63,715,948
Indiana - 2.0%
Education - 0.0%
Purdue University Series 2023 A, 5% 7/1/2037	200,000	226,034
Electric Utilities - 0.0%
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2029	150,000	151,561
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2036	250,000	251,874
TOTAL ELECTRIC UTILITIES		403,435
General Obligations - 1.0%
Brownsburg IN 99 Sch Bldg Corp (Brownsburg Ind Bldg Corp Proj.) Series 2024B, 5% 7/15/2042	285,000	305,836
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 7/15/2033	1,635,000	1,796,088
Crown Point IN Multi-Sch Bldg Corp Series 2021, 5% 7/15/2034	80,000	87,534
Indiana St Fin Auth Rev (Indiana St Proj.) Series 2022 A, 5% 2/1/2028	535,000	559,325
IPS Multi Sch Bldg Corp IN 5% 7/15/2044	1,175,000	1,239,989
IPS Multi Sch Bldg Corp IN 5% 7/15/2045	755,000	790,301
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2037	890,000	966,165
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2038	120,000	129,380
IPS Multi Sch Bldg Corp IN Series 2023, 5% 7/15/2039	760,000	810,771
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 3% 7/15/2035	30,000	29,721
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2031	45,000	47,630
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2032	25,000	26,392
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2033	70,000	73,702
Southwest Allen Ind Multi Sch Bldg Corp Series 2020, 5% 7/15/2034	30,000	31,520
Tri-Creek 2002 High Sch Bldg Corp Ind (Tri-Creek Sch Corp Ind Proj.) Series 2023, 5.25% 7/15/2038	465,000	519,887
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2038 (Build America Mutual Assurance Co Insured)	370,000	422,485
Westfield-Washington Multi-School Building Corp Series 2025 B, 5% 1/15/2045	1,000,000	1,044,883
TOTAL GENERAL OBLIGATIONS		8,881,609
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5.25% 3/1/2054	1,000,000	1,030,042
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 B, 5% 11/1/2028	35,000	36,471
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025 D 4, 5% tender 10/1/2057 (b)	1,000,000	1,132,427
Indiana Fin Auth Health Sys Rev 5.25% 10/1/2045	510,000	550,562
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	50,000	50,543
Indiana St Fin Auth Rev (Deaconess Hospital Proj.) Series 2016 A, 3.125% 3/1/2044	685,000	544,376
TOTAL HEALTH CARE		3,344,421
Housing - 0.1%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2024 D 1, 4.55% 7/1/2044	810,000	816,893
Industrial Development - 0.0%
Whiting Ind Environmental Facs Series 2016A, 4.4% tender 3/1/2046 (BP PLC Guaranteed) (b)(c)	450,000	472,196
Lease Revenue - 0.1%
Allen County Building Corp Series 2024, 5% 7/15/2041	155,000	167,963
Avon Ind Cmnty Sch Bldg Corp Series 2023, 5.25% 7/15/2038	350,000	393,041
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2038	115,000	125,791
Brownsburg IN 99 Sch Bldg Corp Series 2023, 5.25% 7/15/2039	30,000	32,690
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.625% 7/15/2053 (Build America Mutual Assurance Co Insured)	65,000	71,367
TOTAL LEASE REVENUE		790,852
Other - 0.0%
Indianapolis Local Public Improvement Bond Bank Series 2023I 1, 5% 1/1/2048	40,000	41,336
Special Tax - 0.2%
Indianapolis IN Loc Pub Impt Bd Bank Series 2017 C, 5% 1/1/2036	125,000	129,835
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2036	195,000	206,034
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2031	410,000	457,531
Indianapolis IN Loc Pub Impt Bd Bank Series 2021A, 5% 6/1/2032	50,000	55,591
Indianapolis Local Public Improvement Bond Bank Series 2025D, 5% 1/15/2039	1,000,000	1,121,159
TOTAL SPECIAL TAX		1,970,150
Transportation - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2053	100,000	102,037
Water & Sewer - 0.2%
Indiana Finance Authority Series 2021 1, 5% 10/1/2037	25,000	27,246
Indiana Finance Authority Series 2022 A, 5% 10/1/2037	50,000	55,414
Indiana Finance Authority Series 2023A, 5% 10/1/2038	145,000	161,781
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019 A, 5% 2/1/2039	150,000	157,878
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	275,000	291,309
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2024 A, 5% 2/1/2041	35,000	38,633
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2024B, 5% 2/1/2039	210,000	237,464
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2024B, 5% 2/1/2044	560,000	602,044
Indiana St Fin Auth Rev Series 2023 B, 5% 2/1/2043	600,000	644,844
Indiana St Fin Auth Rev Series 2024 A, 5% 2/1/2040	60,000	66,874
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) 5% 10/1/2032	35,000	37,046
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2016 B, 5% 10/1/2028	100,000	101,659
TOTAL WATER & SEWER		2,422,192
TOTAL INDIANA		19,471,155
Iowa - 0.1%
General Obligations - 0.0%
Pefa Inc Iowa Gas Proj Rev Series 2019, 5% tender 9/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	170,000	171,524
Health Care - 0.0%
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2036	170,000	185,919
State of Iowa Board of Regents Series S U I 2022C, 5% 9/1/2038	55,000	59,533
TOTAL HEALTH CARE		245,452
Lease Revenue - 0.0%
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2037	70,000	77,320
Iowa Fin Auth Rev Series 2021 A, 5% 8/1/2040	80,000	86,581
TOTAL LEASE REVENUE		163,901
Water & Sewer - 0.1%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2023 C, 5% 8/1/2037	70,000	79,137
Iowa Fin Auth Rev Series 2020 A, 5% 8/1/2035	150,000	164,195
Iowa Fin Auth Rev Series 2023 C, 5.25% 8/1/2053	75,000	79,840
TOTAL WATER & SEWER		323,172
TOTAL IOWA		904,049
Kansas - 0.4%
Education - 0.1%
Kansas St Dev Fin Auth Rv Series 2025 C1, 5% 9/1/2047	1,000,000	1,036,332
Electric Utilities - 0.1%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2040	955,000	955,660
General Obligations - 0.0%
Johnson Cnty Kans Usd #512 Series 2023 A, 5% 10/1/2038	130,000	146,180
Health Care - 0.1%
Kansas St Dev Fin Auth Hosp Rev (Advent Health Proj.) Series 2021 B, 5% tender 11/15/2054 (b)	340,000	375,940
Kansas St Dev Fin Auth Hosp Rev 5% tender 11/15/2054 (b)	590,000	623,432
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2035	100,000	102,112
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 4% 3/1/2036	50,000	50,797
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2032	25,000	26,935
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019 B, 5% 3/1/2034	235,000	251,194
TOTAL HEALTH CARE		1,430,410
Special Tax - 0.0%
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2039	90,000	101,492
Kansas St Dept Transn Hwy Rev Series 2024A, 5% 9/1/2041	115,000	126,859
TOTAL SPECIAL TAX		228,351
Water & Sewer - 0.1%
Kansas St Dev Fin Auth Rv (KS Wtr State Rev Fund Proj.) 5% 5/1/2036	390,000	440,698
Kansas St Dev Fin Auth Rv (KS Wtr State Rev Fund Proj.) 5% 5/1/2038	110,000	122,917
TOTAL WATER & SEWER		563,615
TOTAL KANSAS		4,360,548
Kentucky - 1.5%
Education - 0.0%
University of Kentucky (University of Kentucky Proj.) Series 2025A, 5.25% 4/1/2050	235,000	246,630
General Obligations - 0.9%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% 12/1/2033 (Jefferies Financial Group Inc Guaranteed)	1,000,000	1,036,680
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	2,015,000	2,117,798
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% tender 2/1/2050 (Morgan Stanley Guaranteed) (b)	200,000	202,602
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	275,000	277,331
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (b)	45,000	45,436
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	1,000,000	1,079,985
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (b)	3,150,000	3,332,188
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 11/1/2038 (Assured Guaranty Inc Insured)	145,000	155,574
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2030	20,000	21,039
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2042	50,000	56,012
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5.5% 11/1/2043	150,000	166,365
TOTAL GENERAL OBLIGATIONS		8,491,010
Health Care - 0.3%
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2041	690,000	703,116
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) Series 2017 B, 4.125% 8/15/2041	835,000	829,040
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2017 A, 4% 6/1/2037 (Assured Guaranty Inc Insured)	60,000	60,091
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2031	285,000	288,927
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 3% 10/1/2037	200,000	179,202
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023 A, 5% 10/1/2028	240,000	253,963
Warren Cnty KY Hosp Rev Series 2024, 5.25% 4/1/2054	185,000	191,784
TOTAL HEALTH CARE		2,506,123
Lease Revenue - 0.0%
Kentucky St Pty & Bldgs Commn Series A, 5.25% 6/1/2038	85,000	94,524
Other - 0.0%
Kentucky Bond Development Corp Series 2025A, 5% tender 8/15/2055 (Assured Guaranty Inc Insured) (b)	20,000	22,700
Special Tax - 0.1%
Kentucky Economic Dev Fin Auth Louisville Arena Proj Rev (Louisville Arena Authority Inc Proj.) Series 2017 A, 5% 12/1/2047 (Assured Guaranty Inc Insured)	955,000	955,038
Transportation - 0.1%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2054 (c)	925,000	950,079
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2023 C, 5% 5/15/2051	1,160,000	1,201,367
TOTAL KENTUCKY		14,467,471
Louisiana - 1.4%
Education - 0.3%
Louisiana Pub Facs Auth Lease (Lsu Auxiliary Revenues Proj.) Series 2025, 5.25% 7/1/2055 (Assured Guaranty Inc Insured)	1,000,000	1,043,943
Louisiana Pub Facs Auth Lease (Lsu Auxiliary Revenues Proj.) Series 2025, 5.25% 7/1/2065 (Assured Guaranty Inc Insured)	1,000,000	1,034,244
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 10/15/2036	50,000	55,342
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) 5% 10/15/2052	1,000,000	1,024,978
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2016 A, 4% 12/15/2031	150,000	151,398
Louisiana Pub Facs Rev (Tulane Univ, LA Proj.) Series 2020 A, 5% 4/1/2036	75,000	80,413
TOTAL EDUCATION		3,390,318
Electric Utilities - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth Series 2021 B, 2.5% 4/1/2036	160,000	137,246
General Obligations - 0.3%
Louisiana St Gen. Oblig. Series 2019 A, 5% 3/1/2037	50,000	52,768
Louisiana St Gen. Oblig. Series 2020 A, 5% 3/1/2038	20,000	21,387
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2037	30,000	32,685
Louisiana St Gen. Oblig. Series 2022 A, 4% 4/1/2041	1,000,000	1,005,875
Louisiana St Gen. Oblig. Series 2022 A, 5% 4/1/2037	85,000	94,003
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2035	685,000	745,102
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2036	65,000	70,344
New Orleans LA Gen. Oblig. Series 2021 A, 5% 12/1/2037	490,000	528,102
TOTAL GENERAL OBLIGATIONS		2,550,266
Health Care - 0.2%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	275,000	234,774
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2016, 4% 5/15/2041	575,000	561,897
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 3% 5/15/2047	85,000	64,086
Louisiana Pub Facs Rev Series 2017, 4% 5/15/2042	560,000	540,874
Tangipahoa Parish LA Hosp Svc (North Oaks Med Center Proj.) Series 2021, 4% 2/1/2041	245,000	238,226
TOTAL HEALTH CARE		1,639,857
Other - 0.0%
Louisiana Pub Facs Rev Series 2024 A, 5% 4/15/2038	160,000	178,151
Special Tax - 0.2%
Jefferson LA Sales Tax Dist Series 2019 B, 5% 12/1/2031 (Assured Guaranty Inc Insured)	250,000	271,093
Louisiana St Gas & Fuel Tax Rv Series 2025A, 5% 5/1/2040	45,000	49,998
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2039	175,000	191,499
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2043	265,000	279,576
Louisiana Stadium & Exposition District Series 2023A, 5% 7/1/2048	1,000,000	1,026,015
TOTAL SPECIAL TAX		1,818,181
Transportation - 0.2%
Louisiana Pub Facs Rev Series 2024, 5% 9/1/2066 (c)	250,000	235,645
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2031	30,000	31,812
New Orleans LA Aviation Board 5% 1/1/2027 (c)	500,000	509,602
New Orleans LA Aviation Board 5% 1/1/2029 (c)	300,000	315,596
New Orleans LA Aviation Board 5.25% 1/1/2041 (c)	225,000	242,921
New Orleans LA Aviation Board 5.25% 1/1/2042 (c)	60,000	64,153
New Orleans LA Aviation Board 5.25% 1/1/2045 (c)	850,000	888,687
TOTAL TRANSPORTATION		2,288,416
Water & Sewer - 0.2%
Jefferson Parish LA Cons Wtr Series 2022, 4% 2/1/2027 (Build America Mutual Assurance Co Insured)	270,000	273,515
Jefferson Parish LA Cons Wtr Series 2022, 4% 2/1/2036 (Build America Mutual Assurance Co Insured)	1,055,000	1,082,941
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	235,000	260,777
TOTAL WATER & SEWER		1,617,233
TOTAL LOUISIANA		13,619,668
Maine - 0.1%
Education - 0.0%
Maine Health & Higher Edl Facsauth Rev (Northeastern University Proj.) Series 2024B, 5% 10/1/2036	25,000	28,432
General Obligations - 0.0%
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 3% 10/1/2039	65,000	59,965
Maine Govt Facs Auth Lease Rnt Rev Series 2020 A, 5% 10/1/2038	125,000	131,950
TOTAL GENERAL OBLIGATIONS		191,915
Health Care - 0.1%
Maine Health & Higher Edl Facsauth Rev Series 2024 A, 5.25% 7/1/2049 (Assured Guaranty Inc Insured)	730,000	768,743
Special Tax - 0.0%
Maine Municipal Bond Bank Series 2024A, 5% 11/1/2039	30,000	33,903
TOTAL MAINE		1,022,993
Maryland - 0.5%
General Obligations - 0.0%
Baltimore Cnty MD Ctfs Partn (Baltimore Cnty MD Proj.) Series 2022, 5% 3/1/2031	100,000	111,754
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2037	60,000	61,861
Prince Georges County MD Gen. Oblig. Series 2016 A, 4% 7/1/2029	50,000	50,363
TOTAL GENERAL OBLIGATIONS		223,978
Health Care - 0.4%
Maryland Health & Higher Educational Facilities Authority (Lifebridge Health Proj.) Series 2024, 5% 7/1/2049	215,000	220,950
Maryland Health & Higher Educational Facilities Authority (Tidalhealth Proj.) Series 2025 C, 5.5% 7/1/2055 (Assured Guaranty Inc Insured)	2,000,000	2,135,153
Maryland Health & Higher Educational Facilities Authority Series 2025, 5% 7/1/2038	400,000	447,273
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2015, 4% 8/15/2045	865,000	801,251
Maryland St Hlth & HI Ed Facs Series 2017 A, 3.75% 5/15/2047	110,000	91,887
Maryland St Hlth & HI Ed Facs Series 2017 D, 4% 7/1/2048	300,000	272,311
TOTAL HEALTH CARE		3,968,825
Special Tax - 0.0%
Maryland St Stad Auth Rev (Baltimore City MD Stadium Auth Proj.) Series 2018 A, 5% 5/1/2034	25,000	26,139
Transportation - 0.0%
Maryland St Transn Auth Transn 4% 7/1/2038	50,000	51,377
Water & Sewer - 0.1%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	485,000	456,973
Baltimore MD Proj Rev Series 2019 A, 4% 7/1/2044	130,000	124,274
TOTAL WATER & SEWER		581,247
TOTAL MARYLAND		4,851,566
Maryland,Virginia - 0.0%
Special Tax - 0.0%
Washington Metropolitan Area Transit Authority 5% 7/15/2036	165,000	178,129
Washington Metropolitan Area Transit Authority 5% 7/15/2039	270,000	288,169
TOTAL MARYLAND,VIRGINIA		466,298
Massachusetts - 3.3%
Education - 0.3%
Massachusetts Development Finance Agency (Boston University Mass Proj.) Series 2023 FF, 5% 10/1/2048	80,000	83,215
Massachusetts Ed Ln Auth Ed Ln Series 2022B, 3.625% 7/1/2038 (c)	205,000	204,062
Massachusetts St Dev Fin Agy Rev (President and Fellows of Harvard College Proj.) 5% 7/15/2033	375,000	379,385
Massachusetts St Dev Fin Agy Rv (Suffolk Univ, MA Proj.) Series 2025, 5.5% 7/1/2045	125,000	128,866
Massachusetts St Dev Fin Agy Rv (Wellesley College, MA Proj.) Series 2025 N, 5% 7/1/2039	1,500,000	1,721,576
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2052	800,000	819,802
University Mass Bldg Auth Proj Series 2017 1, 5.25% 11/1/2042	360,000	369,035
TOTAL EDUCATION		3,705,941
General Obligations - 1.1%
Greater Fall River Vocational School District 5% 6/1/2049	1,200,000	1,248,906
Massachusetts St (Massachusetts St Proj.) Gen. Oblig. Series 2022B, 4% 2/1/2040	80,000	81,346
Massachusetts St Gen. Oblig. 5% 11/1/2042	45,000	48,469
Massachusetts St Gen. Oblig. 5% 11/1/2048	475,000	494,785
Massachusetts St Gen. Oblig. 5% 4/1/2050	1,000,000	1,046,948
Massachusetts St Gen. Oblig. 5% 6/1/2049	300,000	315,056
Massachusetts St Gen. Oblig. 5.25% 10/1/2047	1,120,000	1,187,535
Massachusetts St Gen. Oblig. Series 2016E, 3% 4/1/2044	730,000	600,747
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	515,000	406,353
Massachusetts St Gen. Oblig. Series 2018 D, 3.625% 5/1/2043	195,000	179,645
Massachusetts St Gen. Oblig. Series 2018 D, 4% 5/1/2036	50,000	50,721
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2037	40,000	45,123
Massachusetts St Gen. Oblig. Series 2023A, 5% 5/1/2048	600,000	626,554
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2037	185,000	208,700
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2038	580,000	650,119
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2042	155,000	168,714
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2049	170,000	177,463
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2054	535,000	553,995
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2038	40,000	45,413
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2039	135,000	152,334
Massachusetts St Gen. Oblig. Series 2024B, 5% 5/1/2045	240,000	255,723
Massachusetts St Gen. Oblig. Series 2025F, 5% 8/1/2048	1,000,000	1,055,339
Waltham Mass Gen. Oblig. Series 2024, 4% 8/15/2049	1,000,000	956,267
TOTAL GENERAL OBLIGATIONS		10,556,255
Health Care - 0.3%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2033	30,000	31,503
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2034	120,000	125,793
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2032	210,000	224,130
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2034	170,000	180,455
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 2, 5% 7/1/2037	65,000	69,355
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	120,000	127,561
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	295,000	292,611
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2017 S, 4% 7/1/2035	195,000	197,435
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series O 2, 4% 7/1/2045	335,000	306,242
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5.25% 3/1/2054	1,225,000	1,291,635
TOTAL HEALTH CARE		2,846,720
Housing - 0.2%
Massachusetts Housing Finance Agency (Housing Bond Resolution 12/10/02 Proj.) Series 2020 D 1, 2.65% 12/1/2055	200,000	127,332
Massachusetts Housing Finance Agency (Single Family Housing Rev Proj.) 3% 12/1/2050	220,000	217,141
Massachusetts Hsg Fin Agy Series 2025 C 3, 3.15% 6/1/2030	1,400,000	1,405,101
TOTAL HOUSING		1,749,574
Other - 0.4%
Massachusetts Hsg Fin Agy 3.75% 6/1/2029	1,000,000	1,019,621
Massachusetts St Dev Fin Agy Rev (Broad Institute Proj.) Series 2017, 4% 4/1/2041	1,525,000	1,519,965
Massachusetts St Dev Fin Agy Rv 5.25% 7/1/2050	655,000	674,333
Massachusetts St Dev Fin Agy Rv Series 2025 N 1, 4.5% 7/1/2054	100,000	93,759
TOTAL OTHER		3,307,678
Special Tax - 0.9%
Mass Bay Tran Auth Assemnt 5% 7/1/2037	145,000	162,205
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2048	1,030,000	1,095,465
Mass Bay Tran Auth Sls Tax Series 2024 A, 5% 7/1/2041	30,000	33,295
Mass Bay Tran Auth Sls Tax Series 2024 A, 5.25% 7/1/2052	1,190,000	1,264,623
Mass Bay Tran Auth Sls Tax Series 2025 B, 5.25% 7/1/2050	1,500,000	1,606,730
Mass Bay Tran Auth Sls Tax Series 2025 B, 5.25% 7/1/2055	1,000,000	1,066,269
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	35,000	37,916
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2018 A, 5.25% 2/15/2048	800,000	816,808
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2025 A, 5.25% 2/15/2050	2,000,000	2,132,923
Massachusetts St Transn Fd Rev Series 2021 A, 5% 6/1/2041	55,000	58,657
Massachusetts St Transn Fd Rev Series 2022B, 5% 6/1/2052	160,000	164,867
Massachusetts St Transn Fd Rev Series 2024A, 5% 6/1/2051	300,000	312,772
TOTAL SPECIAL TAX		8,752,530
Transportation - 0.0%
Massachusetts St Fed Hwy Series 2017A, 5% 6/15/2027	175,000	176,768
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2039 (c)	120,000	125,201
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	50,000	37,693
Massachusetts St Port Auth Rev Series 2019 C, 5% 7/1/2035 (c)	200,000	211,481
Massachusetts St Port Auth Rev Series 2021 D, 5% 7/1/2046	65,000	67,422
TOTAL TRANSPORTATION		618,565
Water & Sewer - 0.1%
Massachusetts Clean Water Trust/The 5% 2/1/2039	30,000	33,056
Massachusetts Clean Water Trust/The 5% 2/1/2043	190,000	202,394
Massachusetts Clean Water Trust/The Series 23A, 5% 2/1/2040	50,000	53,799
Massachusetts Clean Water Trust/The Series 25B, 5% 2/1/2042	150,000	162,695
Massachusetts St Wtr Res Auth Series 2016C, 4% 8/1/2036	105,000	105,278
TOTAL WATER & SEWER		557,222
TOTAL MASSACHUSETTS		32,094,485
Michigan - 2.6%
Education - 0.1%
Michigan St Univ Revs Series 2023A, 5% 8/15/2037	120,000	134,419
Michigan St Univ Revs Series 2023A, 5% 8/15/2041	105,000	113,990
Michigan St Univ Revs Series 2024A, 5% 8/15/2044	85,000	90,689
Michigan St Univ Revs Series 2024A, 5% 8/15/2049	335,000	351,630
Michigan St Univ Revs Series 2025A, 5.25% 2/15/2050	70,000	75,389
Wayne St Univ MI Univ Revs Series 2013A, 4% 11/15/2044	215,000	199,596
TOTAL EDUCATION		965,713
General Obligations - 0.0%
City of Lansing MI Gen. Oblig. Series 2023B, 5% 6/1/2042 (Assured Guaranty Inc Insured)	100,000	106,661
Howell MI Pub Schs 5% 5/1/2043 (State of Michigan Guaranteed)	200,000	215,675
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 5% 10/15/2047	95,000	98,639
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2022 I, 5.25% 10/15/2057	65,000	68,180
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 4% 10/15/2043	20,000	19,769
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2023 II, 5% 10/15/2037	50,000	56,356
Port Huron MI Area Sch Dist Series 2016, 4% 5/1/2045 (Assured Guaranty Inc Insured)	100,000	96,313
TOTAL GENERAL OBLIGATIONS		661,593
Health Care - 0.5%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	1,025,000	1,033,096
Michigan Fin Auth Rev (Beaumont Health Proj.) Series 2016 A, 4% 11/1/2046	415,000	375,960
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	240,000	267,753
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2037	220,000	240,737
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2038	30,000	32,611
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	580,000	513,866
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2032	65,000	69,530
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2033	150,000	159,837
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2036	250,000	263,798
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2037	185,000	194,450
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2037	70,000	72,235
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 2, 4% 12/1/2036	195,000	197,340
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2013MI 5, 4% 12/1/2040	280,000	276,606
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	100,000	90,243
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	500,000	454,617
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 3% 12/1/2049	680,000	486,715
Michigan Fin Auth Rev (Trinity Health Proj.) Series MI 2019 A, 5% 12/1/2041	125,000	130,490
Michigan Fin Auth Rev Series 2017 MI, 4% 12/1/2046	200,000	183,816
Michigan Fin Auth Rev Series MI 2022 B, 5% tender 12/1/2043 (b)	160,000	168,102
TOTAL HEALTH CARE		5,211,802
Housing - 0.4%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 6.25% 12/1/2055	150,000	166,287
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 4.65% 12/1/2049	450,000	445,314
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024A, 6% 6/1/2054	680,000	737,981
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2024D, 4.55% 6/1/2055	575,000	563,324
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2025 C, 5.1% 6/1/2056	1,500,000	1,510,845
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2024A, 4.8% 10/1/2064	1,000,000	984,760
Michigan Hsg Dev Rental Hsg (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2018 A, 4.15% 10/1/2053	50,000	46,052
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2019 A 1, 3.35% 10/1/2049	120,000	98,462
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	150,000	111,076
Michigan Hsg Dev Rental Hsg Series 2019 A 1, 3.5% 10/1/2054	190,000	150,502
TOTAL HOUSING		4,814,603
Other - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev Series 2023 A, 4.5% 10/1/2038	90,000	93,684
Michigan St Hosp Fin Auth Rev Series SUB 2025 B1, 5% tender 8/15/2055 (b)	250,000	276,999
TOTAL OTHER		370,683
Special Tax - 0.7%
Detroit Mich Regl Convention Fac Auth Convention Fac Tax Rev Series 2024C, 5% 10/1/2039	25,000	27,327
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Gen. Oblig. 4% 11/1/2045	850,000	825,120
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	1,140,000	1,033,839
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2031	55,000	58,009
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2033	95,000	99,755
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 5% 11/1/2038 (Build America Mutual Assurance Co Insured)	20,000	20,709
Michigan St Trunk Line Fd 4% 11/15/2045	1,775,000	1,705,964
Michigan St Trunk Line Fd 5% 11/15/2034	85,000	93,401
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2044	585,000	571,704
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2046	1,000,000	947,897
Michigan St Trunk Line Fd Series 2021 A, 5% 11/15/2034	155,000	173,484
TOTAL SPECIAL TAX		5,557,209
Transportation - 0.4%
Wayne Cnty Mich Arpt Auth Rev Series 2021 A, 5% 12/1/2046	1,000,000	1,029,269
Wayne Cnty Mich Arpt Auth Rev Series 2025 E, 5% 12/1/2043	1,000,000	1,079,769
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2031 (c)	500,000	546,510
Wayne Cnty Mich Arpt Auth Rev Series 2025G, 5% 12/1/2032 (c)	1,000,000	1,104,869
TOTAL TRANSPORTATION		3,760,417
Water & Sewer - 0.5%
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2042	180,000	195,263
Great Lakes Sewer Auth Mich Series 2022A, 5.25% 7/1/2052	500,000	525,763
Great Lakes Sewer Auth Mich Series 2025 C, 5.5% 7/1/2050	275,000	296,970
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5.25% 7/1/2042	95,000	103,056
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 B, 5.25% 7/1/2047	1,000,000	1,051,263
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024A, 5% 7/1/2034	800,000	927,330
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 A, 5% 7/1/2032	1,000,000	1,142,724
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series D, 5% 7/1/2030	65,000	65,747
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2016 B, 5% 10/1/2028	190,000	193,181
TOTAL WATER & SEWER		4,501,297
TOTAL MICHIGAN		25,843,317
Minnesota - 0.7%
Education - 0.2%
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2019, 4% 10/1/2044	95,000	88,030
Minnesota Higher Ed Facs Auth Rev (University of St Thomas, MN Proj.) Series 2022 B, 5% 10/1/2047	1,600,000	1,633,648
TOTAL EDUCATION		1,721,678
Electric Utilities - 0.0%
Southern Minnesota Municipal Power Agency Series 2015 A, 5% 1/1/2041	155,000	155,000
General Obligations - 0.0%
Minnesota St Gen. Oblig. Series 2023B, 5% 8/1/2038	100,000	112,957
South Washington Cnty MN Ind Sch Dist No 833 Series 2024A, 5% 2/1/2037 (Minnesota St Guaranteed)	175,000	193,608
TOTAL GENERAL OBLIGATIONS		306,565
Health Care - 0.3%
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	400,000	406,408
Deluth MN Clinic (Essentia Health Proj.) Series 2018 A, 4.25% 2/15/2048	820,000	759,479
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2021, 4% 11/15/2038	520,000	522,293
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023B, 5% tender 11/15/2053 (b)	80,000	86,897
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2041	110,000	117,779
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5% 1/1/2042	65,000	68,889
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2047	290,000	303,039
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	80,000	86,078
St Paul MN Hsg & Redev Auth Health Care Fac Rev (Healthpartners Oblig Group Pj Proj.) Series 2015A, 4% 7/1/2035	375,000	375,055
TOTAL HEALTH CARE		2,725,917
Other - 0.0%
Minnesota St Hsg Fin Agy 6.25% 7/1/2055	110,000	123,630
Transportation - 0.2%
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2030	140,000	143,131
Minneapolis Met Airport Commis Series 2016 A, 5% 1/1/2031	115,000	117,499
Minneapolis Met Airport Commis Series 2022A, 5% 1/1/2052	1,000,000	1,021,435
Minneapolis Met Airport Commis Series 2024B, 5% 1/1/2040 (c)	265,000	283,205
TOTAL TRANSPORTATION		1,565,270
TOTAL MINNESOTA		6,598,060
Mississippi - 0.3%
General Obligations - 0.0%
Mississippi Dev Bank Spl Obl (Mississippi St Proj.) 5% 1/1/2028	40,000	41,907
Mississippi St Gen. Oblig. Series 2019 B, 4% 10/1/2036	35,000	35,498
Mississippi St Gen. Oblig. Series 2021C, 5% 10/1/2035	30,000	31,615
TOTAL GENERAL OBLIGATIONS		109,020
Health Care - 0.2%
Medical Ctr Edl Bld Crp MS Rev Series 2017A, 5% 6/1/2047	1,000,000	1,005,937
Mississippi Hosp Eq & Facs Aut (Ochsner Clinic Foundation Proj.) Series 2025 C, 5.5% 5/15/2055	570,000	603,840
TOTAL HEALTH CARE		1,609,777
Housing - 0.1%
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) 4.8% 12/1/2045	125,000	126,093
Mississippi Home Corp Single Family Mtg Rev (Sf Mortgage 7/15/2009 Proj.) Series 2024 E, 4.6% 12/1/2049	800,000	788,229
Mississippi Home Corp Single Family Mtg Rev 4.95% 6/1/2053	355,000	355,868
TOTAL HOUSING		1,270,190
Special Tax - 0.0%
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	35,000	37,017
TOTAL MISSISSIPPI		3,026,004
Missouri - 1.7%
Education - 0.2%
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 4% 10/1/2048	200,000	183,998
Missouri Hlth & Edl Facs Rev (St Louis University Proj.) 5% 10/1/2046	1,500,000	1,528,963
TOTAL EDUCATION		1,712,961
Electric Utilities - 0.1%
Missouri Joint Muni Elec Util Comm Pwr Proj Rev Series 2025, 5% 12/1/2038	1,000,000	1,128,794
General Obligations - 0.1%
Clay Cnty MO Pub Sch Dist N 53 Series 2023, 5% 3/1/2040	30,000	32,316
Hazelwood MO Sch Dist 4% 3/1/2041 (Build America Mutual Assurance Co Insured)	75,000	76,297
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	30,000	32,364
St Louis Cnty MO Spl Oblig Series 2022A, 5% 12/1/2036	95,000	101,818
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2040 (Assured Guaranty Inc Insured)	355,000	374,306
St Louis MO Mun Fn Crp Lsehld (St Louis MO Proj.) Series 2020, 5% 10/1/2045 (Assured Guaranty Inc Insured)	140,000	143,314
TOTAL GENERAL OBLIGATIONS		760,415
Health Care - 0.5%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2015A, 4% 1/1/2045	1,000,000	924,868
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 2.25% 7/1/2036	170,000	144,648
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2034	40,000	41,809
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2035	110,000	114,301
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2040	100,000	100,132
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) Series 2017A, 4% 5/15/2048	110,000	101,035
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 6/1/2031	70,000	73,964
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2012, 4% 11/15/2042	720,000	688,700
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4% 11/15/2045	1,040,000	947,276
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2014F, 4.25% 11/15/2048	65,000	60,072
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	370,000	307,547
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 4% 11/15/2047	60,000	53,617
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2018A, 5% 6/1/2030	65,000	68,773
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 3% 6/1/2050	440,000	325,553
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	760,000	672,368
Missouri Hlth & Edl Facs Rev 5% tender 4/1/2059 (b)	545,000	609,766
TOTAL HEALTH CARE		5,234,429
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg 4.6% 11/1/2048	95,000	94,779
Missouri St Hsg Dev Com Sf Mtg Series 2022C, 4.2% 11/1/2042	70,000	70,614
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.95% 11/1/2050	100,000	100,110
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5.05% 11/1/2055	165,000	165,814
Missouri St Hsg Dev Commn Single Family Mtg Rev Series 2024C, 4.7% 11/1/2054	90,000	90,008
TOTAL HOUSING		521,325
Lease Revenue - 0.2%
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2036	200,000	226,958
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2038	145,000	161,939
St Louis Cmnty College Dist Stlouis Cnty MO Ctfs Partn Series 2024, 5% 4/1/2041	1,000,000	1,083,534
TOTAL LEASE REVENUE		1,472,431
Other - 0.1%
Springfield MO Pub Utils Brd Ctfs Partn Series 2025, 5% 11/1/2038	520,000	583,666
Special Tax - 0.0%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2036	300,000	305,568
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2020A, 4% 10/1/2044	140,000	137,023
Kansas City MO Spl Oblig Series 2022C, 5% 9/1/2036	25,000	27,805
St Louis Cnty MO Spl Oblig (St Louis Cnty MO Pkwy Sch Dist Proj.) Series 2020A, 3% 12/1/2031	60,000	60,108
TOTAL SPECIAL TAX		530,504
Transportation - 0.5%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2036 (c)	1,435,000	1,440,394
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2038 (c)	100,000	103,490
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) Series 2019 B, 5% 3/1/2046 (c)	2,000,000	2,008,499
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2032	1,000,000	1,071,102
St Louis MO Arpt Rev Series 2024A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	45,000	48,948
St Louis MO Arpt Rev Series 2024A, 5.25% 7/1/2049 (Assured Guaranty Inc Insured)	100,000	106,014
TOTAL TRANSPORTATION		4,778,447
TOTAL MISSOURI		16,722,972
Montana - 0.1%
Health Care - 0.0%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2031	20,000	20,426
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 4.125% 7/1/2038	50,000	50,433
TOTAL HEALTH CARE		70,859
Housing - 0.1%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	600,000	663,460
TOTAL MONTANA		734,319
Nebraska - 0.4%
Education - 0.0%
University NE Facs Corp Rev Series 2018, 5% 7/15/2029	95,000	100,982
Electric Utilities - 0.0%
Lincoln NE Series 2018, 5% 9/1/2031	95,000	97,486
Omaha Public Power District Series 2019 A, 3% 2/1/2034	20,000	19,742
Omaha Public Power District Series 2024 A, 5% 2/1/2040	235,000	258,771
Omaha Public Power District Series 2024 B, 5% 2/1/2038	55,000	61,688
Omaha Public Power District Series 2024C, 5% 2/1/2054	65,000	67,495
TOTAL ELECTRIC UTILITIES		505,182
General Obligations - 0.1%
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (b)	1,040,000	1,108,235
Housing - 0.2%
Nebraska Invt Fin Auth Sfh Rev 4.5% 9/1/2044	1,000,000	1,006,126
Nebraska Invt Fin Auth Sfh Rev Series 2023 C, 4.65% 9/1/2048	385,000	384,256
Nebraska Invt Fin Auth Sfh Rev Series 2023 G, 4.95% 9/1/2038	200,000	212,226
Nebraska Invt Fin Auth Sfh Rev Series 2023E, 4.65% 9/1/2043	130,000	132,537
TOTAL HOUSING		1,735,145
Other - 0.0%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2049 (Assured Guaranty Inc Insured) (c)	150,000	156,032
Transportation - 0.1%
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2054 (Assured Guaranty Inc Insured) (c)	750,000	778,893
TOTAL NEBRASKA		4,384,469
Nevada - 1.5%
Electric Utilities - 0.0%
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(c)	35,000	35,771
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2018, 4% 12/1/2037	270,000	274,649
Clark Cnty NV Gen. Oblig. Series 2018, 4% 7/1/2044	430,000	418,266
Clark Cnty NV Gen. Oblig. Series 2019, 4% 6/1/2036	460,000	472,849
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2035	45,000	45,743
Clark Cnty NV School Dist Series 2018A, 4% 6/15/2036	175,000	176,998
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2032	50,000	52,788
Clark Cnty NV School Dist Series 2021 B, 3% 6/15/2036 (Build America Mutual Assurance Co Insured)	300,000	281,531
Clark Cnty NV School Dist Series 2024A, 5% 6/15/2039	55,000	61,342
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2040	100,000	110,163
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2023, 5% 7/1/2043	200,000	214,571
Nevada St Gen. Oblig. Series 2024A, 5% 5/1/2036	70,000	81,247
Washoe Cnty Nev Sch Dist Series 2017 C, 3.125% 10/1/2040 (Assured Guaranty Inc Insured)	125,000	113,358
Washoe Cnty Nev Sch Dist Series 2017 C, 3.25% 10/1/2042 (Assured Guaranty Inc Insured)	190,000	167,647
TOTAL GENERAL OBLIGATIONS		2,471,152
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev Series 2023D, 5% 10/1/2053	270,000	270,822
Other - 0.1%
Washoe Cnty Nev Sch Dist Series 2024A, 4% 6/1/2043	1,090,000	1,086,500
Special Tax - 0.6%
Clark Cnty Nev Sales & Excise Tax Rev Series 2023, 5% 7/1/2037	140,000	157,744
Clark Cnty Nev Sales & Excise Tax Rev Series 2023, 5% 7/1/2039	1,500,000	1,668,851
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2031	100,000	103,351
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2034	80,000	82,384
Clark Cnty NV Hwy Impt Rev Series 2023, 4% 7/1/2042	475,000	475,015
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2038	60,000	66,954
Clark Cnty NV Hwy Impt Rev Series 2023, 5% 7/1/2041	530,000	575,907
Clark Cnty NV Hwy Impt Rev Series 2024, 4% 7/1/2043	805,000	789,493
Clark Cnty NV Hwy Impt Rev Series 2025, 5% 7/1/2038	670,000	761,286
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2016, 3% 7/1/2037	150,000	141,763
Las Vegas Convention & Visitors Authority Series 2018 C, 4% 7/1/2048	145,000	133,690
Las Vegas Convention & Visitors Authority Series 2022B, 5% 7/1/2037	25,000	27,631
Las Vegas Convention & Visitors Authority Series 2022B, 5.25% 7/1/2049	1,000,000	1,042,777
Las Vegas Convention & Visitors Authority Series 2023 A, 5% 7/1/2049	80,000	82,400
TOTAL SPECIAL TAX		6,109,246
Transportation - 0.4%
Clark Cnty NV Arpt Rev Series 2019 D, 5% 7/1/2031	975,000	1,050,766
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2031	95,000	102,382
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2032	1,465,000	1,575,234
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2026 (c)	45,000	45,472
Clark Cnty NV Arpt Rev Series 2021 B, 5% 7/1/2027 (c)	660,000	679,931
TOTAL TRANSPORTATION		3,453,785
Water & Sewer - 0.2%
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2038	55,000	56,637
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2044	100,000	98,326
Las Vegas Valley NV Gen. Oblig. Series 2023 A, 5% 6/1/2043	190,000	203,487
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5% 6/1/2043	195,000	211,788
Las Vegas Valley NV Gen. Oblig. Series 2025A, 5.25% 6/1/2055	1,000,000	1,064,172
Truckee Meadows NV Wtr Au Rev Series 2016, 5% 7/1/2037	100,000	100,904
TOTAL WATER & SEWER		1,735,314
TOTAL NEVADA		15,162,590
New Hampshire - 0.2%
Electric Utilities - 0.2%
National Fin Auth NH Rev (Winston-Salem Energy Novant Proj.) 5.5% 6/1/2055	800,000	832,059
Health Care - 0.0%
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) 5.25% 8/1/2055	400,000	414,797
Housing - 0.0%
New Hampshire St Hsg Fin Auth Single Family Mtg Rev Series 2025A, 6.5% 1/1/2056	345,000	391,634
TOTAL NEW HAMPSHIRE		1,638,490
New Jersey - 1.0%
Education - 0.0%
New Jersey Educational Facilities Authority (Montclair State University Inc Proj.) Series 2016B, 5% 7/1/2029	135,000	136,478
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2035 (Assured Guaranty Inc Insured)	30,000	30,193
TOTAL EDUCATION		166,671
General Obligations - 0.2%
New Jersey St Gen. Oblig. 3% 6/1/2032	600,000	607,200
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (d)	1,000,000	862,298
New Jersey Trans Trust Fund Auth 5% 6/15/2030	80,000	87,800
New Jersey Trans Trust Fund Auth 5% 6/15/2032	165,000	183,402
New Jersey Trans Trust Fund Auth 5% 6/15/2038	30,000	33,045
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2038	45,000	49,272
TOTAL GENERAL OBLIGATIONS		1,823,017
Health Care - 0.2%
New Jersey Health Care (Inspira Health Proj.) Series 2016A, 4% 7/1/2041	1,695,000	1,695,691
Housing - 0.2%
New Jersey Housing & Mortgage Finance Agency Series 2025B, 2.95% 11/1/2027	1,500,000	1,498,712
New Jersey St Hsg & Mtg Fin Agy Rev (NJ Single Family Mortgage Proj.) Series 2025 M, 5.1% 10/1/2050	500,000	512,492
TOTAL HOUSING		2,011,204
Other - 0.1%
New Jersey Trans Trust Fund Auth 5% 6/15/2050	1,000,000	1,029,353
NJ Hsg & Mtg Fin Agy Multi Fam Rev Series 2023 SUB E2, 3.3% 11/1/2026	100,000	100,366
TOTAL OTHER		1,129,719
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2046	915,000	900,577
Transportation - 0.2%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	700,000	703,220
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	185,000	186,686
New Jersey Turnpike Authority 5% 1/1/2048	1,000,000	1,020,732
Port Auth NY & NJ Series 243, 5% 12/1/2038	75,000	84,324
TOTAL TRANSPORTATION		1,994,962
TOTAL NEW JERSEY		9,721,841
New Jersey,New York - 0.2%
Transportation - 0.2%
Port Auth NY & NJ 5% 9/15/2029 (c)	500,000	518,239
Port Auth NY & NJ 5% 9/15/2030 (c)	150,000	155,521
Port Auth NY & NJ Series 231, 5% 8/1/2026 (c)	130,000	131,465
Port Auth NY & NJ Series 231, 5% 8/1/2038 (c)	40,000	42,792
Port Auth NY & NJ Series 242, 5% 12/1/2040 (c)	110,000	117,722
Port Auth NY & NJ Series 242, 5% 12/1/2042 (c)	120,000	125,899
Port Auth NY & NJ Series 246, 5% 9/1/2041 (c)	390,000	413,843
TOTAL NEW JERSEY,NEW YORK		1,505,481
New Jersey,Pennsylvania - 0.0%
Transportation - 0.0%
Delaware Riv Port Auth PA & NJ 5% 1/1/2038	25,000	26,207
Delaware Riv Port Auth PA & NJ 5% 1/1/2039	320,000	335,804
TOTAL NEW JERSEY,PENNSYLVANIA		362,011
New Mexico - 0.8%
General Obligations - 0.3%
New Mexico Mun Energy Acquisition Auth Gas Supply Rev 5% tender 6/1/2054 (Royal Bank of Canada Guaranteed) (b)	2,575,000	2,748,555
Health Care - 0.2%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2017 A, 4% 8/1/2035	270,000	271,076
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 3% 8/1/2048	1,975,000	1,419,928
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) Series 2019 A, 5% 8/1/2044	100,000	101,675
TOTAL HEALTH CARE		1,792,679
Housing - 0.1%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2025A, 4.55% 9/1/2045	495,000	495,097
New Mexico Mtg Fin Auth Series 2022D, 5.25% 3/1/2053	370,000	389,965
New Mexico Mtg Fin Auth Series 2024C, 6% 3/1/2055	80,000	88,118
TOTAL HOUSING		973,180
Industrial Development - 0.0%
Farmington NM Pollution Ctl Series 2010 E, 3.875% tender 6/1/2040 (b)	295,000	299,823
Special Tax - 0.2%
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2036	70,000	78,114
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2039	45,000	49,363
Albuquerque NM Gross Rcpts Tax Rev Series 2022B, 5% 7/1/2040	315,000	343,393
New Mexico St Gen. Oblig. Series 2025, 5% 3/1/2034	500,000	545,615
New Mexico St Severance Tax Series 2025 A, 5% 7/1/2034	920,000	1,008,202
TOTAL SPECIAL TAX		2,024,687
TOTAL NEW MEXICO		7,838,924
New York - 8.7%
Education - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) 5% 7/1/2039	145,000	146,009
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 4% 7/1/2037	250,000	260,213
NY St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2025 B, 5% 7/1/2027	500,000	519,210
TOTAL EDUCATION		925,432
Electric Utilities - 0.1%
Long Island Pwr Auth NY Elec Series 2025B, 3% tender 9/1/2055 (b)	1,000,000	1,001,934
Utility Debt Securitization Authority Series 2023 TE 1, 5% 12/15/2039	50,000	56,646
TOTAL ELECTRIC UTILITIES		1,058,580
General Obligations - 1.9%
City of New York NY Gen. Oblig. 5% 4/1/2037	375,000	419,809
City of New York NY Gen. Oblig. 5% 4/1/2043	1,500,000	1,592,574
City of New York NY Gen. Oblig. 5% 8/1/2039	360,000	400,568
City of New York NY Gen. Oblig. 5% 8/1/2047	900,000	920,807
City of New York NY Gen. Oblig. 5.25% 4/1/2047	395,000	415,868
City of New York NY Gen. Oblig. Series 1, 5% 8/1/2033	25,000	25,839
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	100,000	101,519
City of New York NY Gen. Oblig. Series 2018 F 1, 5% 4/1/2035	45,000	46,925
City of New York NY Gen. Oblig. Series 2021 C, 4% 8/1/2041	200,000	199,397
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	145,000	157,789
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2033	125,000	134,052
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2034	1,000,000	1,069,601
City of New York NY Gen. Oblig. Series FISCAL 2021 1, 5% 4/1/2035	615,000	674,435
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2039	45,000	49,536
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5.25% 5/1/2043	135,000	143,578
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2037	115,000	125,971
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2042	50,000	52,735
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2037	240,000	263,006
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2043	245,000	261,457
City of New York NY Gen. Oblig. Series FISCAL 2023E SUB E1, 5% 4/1/2038	1,225,000	1,348,549
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2037	30,000	33,628
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2043	340,000	361,872
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5.25% 9/1/2046	635,000	672,359
City of New York NY Gen. Oblig. Series FISCAL 2026 D, 5% 10/1/2044	1,000,000	1,060,096
City of New York NY Gen. Oblig. Series FISCAL 2026 D, 5.25% 10/1/2051	3,000,000	3,156,438
City of New York NY Gen. Oblig. Series FISCAL2024A, 5% 8/1/2039	360,000	394,723
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) 5% 7/15/2040	1,000,000	1,124,325
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 1, 3.5% 7/15/2047	95,000	80,981
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2019 S 2A, 5% 7/15/2036	75,000	78,561
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2020 SUB S 1A, 5% 7/15/2034	230,000	246,980
New York St Dorm Auth Revs Non St Supported Debt (New York St Proj.) Series 2018 1, 5% 1/15/2032	805,000	840,533
NY St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2039 (Assured Guaranty Inc Insured)	630,000	709,779
Suffolk Cnty NY Gen. Oblig. Series 2025 A, 4% 11/1/2039	450,000	467,705
TOTAL GENERAL OBLIGATIONS		17,631,995
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt Series 2022 A, 5% 5/1/2038	270,000	293,266
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2023, 5% 11/1/2047 (Assured Guaranty Inc Insured)	575,000	589,763
Westchester County Local Development Corp Series 2023, 5.75% 11/1/2049	100,000	108,191
TOTAL HEALTH CARE		991,220
Housing - 0.9%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2026 A 2, 3.25% tender 11/1/2065 (b)(g)	2,000,000	2,008,803
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series I 1, 3.95% 11/1/2036	175,000	175,041
New York City Housing Development Corp 4.85% 11/1/2045	1,000,000	1,003,608
New York City Housing Development Corp Series 2017 G 1, 3.7% 11/1/2047	55,000	47,866
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 L 1, 2.5% 11/1/2045	125,000	90,152
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2020 M 1, 2.5% 11/1/2045	60,000	43,273
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2025D 2, 3.15% tender 5/1/2065 (b)	1,500,000	1,502,506
New York St Hsg Fin Agy (New York St Hsg Fin Agy Rev Proj.) Series 2016 C, 3.25% 11/1/2041	180,000	153,751
New York St Hsg Fin Agy Series 2019 P, 3% 11/1/2044	65,000	54,749
New York St Hsg Fin Agy Series 2020 E, 2.2% 11/1/2040	100,000	77,511
New York St Hsg Fin Agy Series 2024 A, 3.45% tender 11/1/2063 (b)	50,000	50,188
New York St Hsg Fin Agy Series 2025 E, 3.15% tender 11/1/2065 (b)	1,500,000	1,501,134
New York St Hsg Fin Agy Series 2025 SUB F2, 3.125% tender 5/1/2056 (b)	2,000,000	2,000,131
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY NINTH, 3.55% 10/1/2033	200,000	200,002
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 I 1, 2.55% 11/1/2045	285,000	205,329
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	110,000	93,574
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.4% 10/1/2034	30,000	27,136
TOTAL HOUSING		9,234,754
Industrial Development - 0.0%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	200,000	199,999
Other - 0.3%
Build NYC Resource Corp Series 2025, 4% 9/1/2041	150,000	146,339
New York City Housing Development Corp Series 2023 E 1, 4.85% 11/1/2053	300,000	300,344
New York City Housing Development Corp Series 2024 A1, 4.55% 11/1/2044	400,000	401,705
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2037	60,000	64,070
New York City Trust Cultural Resources Rev Series 2019, 5% 12/1/2039	50,000	53,023
New York St Dorm Auth Revs Non St Supported Debt 5% 7/1/2038	85,000	93,634
New York St Hsg Fin Agy 3.6% tender 11/1/2044 (b)	640,000	650,639
NY City Hsg Dev Corp Multifamily Hsg Rev 4.85% 11/1/2052	1,590,000	1,592,219
TOTAL OTHER		3,301,973
Special Tax - 4.0%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	500,000	503,476
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	645,000	612,174
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2034	675,000	691,451
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2038	680,000	767,888
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 5/1/2042	65,000	70,029
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2043	570,000	622,246
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2045	195,000	209,374
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5.25% 5/1/2048	600,000	633,279
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024 B, 5% 5/1/2038	560,000	625,190
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2040	1,115,000	1,220,497
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024F SUB F 1, 5% 2/1/2044	135,000	142,466
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024G SUB G 1, 5% 5/1/2044	665,000	702,825
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2045	1,250,000	1,322,121
New York City Transitional Finance Authority 5% 11/1/2043	1,105,000	1,187,059
New York City Transitional Finance Authority 5% 11/1/2043	1,000,000	1,071,106
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2045	30,000	31,542
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5% 5/1/2046	95,000	99,225
New York City Transitional Finance Authority Series FISCAL 2024G SUB G 1, 5.25% 5/1/2048	80,000	84,229
New York City Transitional Finance Authority Series FISCAL 2025ASUB A1, 5% 11/1/2037	2,000,000	2,272,658
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 1, 5% 5/1/2042	50,000	53,868
New York City Transitional Finance Authority Series FISCAL 2025C SUB C 1, 5% 5/1/2044	500,000	529,856
New York NY City Transitional Fin Auth Rev (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024A SUB A 1, 5% 5/1/2045	500,000	520,684
New York NY City Transitional Fin Auth Rev 4% 11/1/2037	95,000	96,499
New York NY City Transitional Fin Auth Rev 5% 5/1/2033	40,000	41,236
New York NY City Transitional Fin Auth Rev 5% 8/1/2043	25,000	26,241
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	70,000	72,601
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 4% 8/1/2038	1,500,000	1,506,564
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2033	50,000	52,665
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	445,000	493,330
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2037	1,000,000	1,098,813
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 3% 11/1/2047	70,000	53,316
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 2, 5% 5/1/2037	325,000	344,275
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2035	1,000,000	1,088,613
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2038	115,000	116,637
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 4% 2/1/2039	30,000	30,338
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2040	1,250,000	1,253,878
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2041	135,000	134,124
New York NY City Transitional Fin Auth Rev Series FISCAL 2021D SUB D1, 4% 11/1/2042	125,000	121,726
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 4% 2/1/2039	1,000,000	1,013,308
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2041	500,000	541,943
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	90,000	94,469
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2036	1,500,000	1,710,172
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2044	165,000	175,873
New York St Dorm Auth Sales Tax Rev St Supported 5% 3/15/2048	75,000	78,173
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	1,500,000	1,592,457
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5.25% 3/15/2039	35,000	36,734
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2039	110,000	110,794
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2038	185,000	187,843
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A, 4% 3/15/2047	260,000	239,313
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2046	185,000	191,176
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2023 A, 5% 3/15/2038	55,000	60,949
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2039	340,000	381,322
New York St Dorm Auth St Pers Income Tax Rev Series 2021 E, 4% 3/15/2043	35,000	33,866
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 4% 3/15/2046	455,000	419,841
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 4% 3/15/2047	590,000	542,370
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	60,000	44,652
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5.5% 3/15/2053	960,000	1,036,521
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 E, 4% 3/15/2038	900,000	908,917
New York State Urban Development Corp (New York State Pit Proj.) Series 2023A, 5% 3/15/2042	195,000	210,298
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021 A 1, 4% 3/15/2038	35,000	35,538
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2042	40,000	42,634
New York Twy Auth Pers Income Tax Rev Series 2022A, 5% 3/15/2045	600,000	625,987
New York Twy Auth Pers Income Tax Rev Series 2022A, 5% 3/15/2048	1,020,000	1,052,837
New York Twy Auth Pers Income Tax Rev Series 2025 A, 5% 3/15/2053	1,000,000	1,034,343
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2043	220,000	234,844
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2045	160,000	168,292
NY Convention Ctr Dev Corp Rev Series 2015, 4% 11/15/2040	850,000	849,985
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	100,000	102,189
NY Mta Dedicated Tax Fund Series 2024 B 1, 5% 11/15/2044	675,000	721,415
NY Mta Dedicated Tax Fund Series B 1, 5% 11/15/2047	100,000	100,839
NY Payroll Mobility Tax 5% 5/15/2051	800,000	817,176
NY Payroll Mobility Tax Series 2021 B 1, 5% 5/15/2037	130,000	141,672
NY Payroll Mobility Tax Series 2021 SUB C 3, 3% 5/15/2051	400,000	293,507
NY Payroll Mobility Tax Series 2022A, 5% 5/15/2047	245,000	252,792
NY Payroll Mobility Tax Series 2022C, 5% 5/15/2047	105,000	108,340
NY Payroll Mobility Tax Series 2022C, 5.25% 5/15/2052	500,000	519,677
NY Payroll Mobility Tax Series 2024 B B 1, 5.25% 5/15/2054	705,000	741,137
NY Payroll Mobility Tax Series 2024A, 5% 5/15/2044	50,000	53,279
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2038	35,000	38,917
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2044	60,000	63,232
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5% 5/15/2047	50,000	51,817
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2043	30,000	31,878
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2048	115,000	119,132
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5% 5/15/2044	55,000	58,228
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2024ASUB A 1, 5% 5/15/2054	90,000	92,932
TOTAL SPECIAL TAX		38,467,709
Transportation - 1.3%
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2029	115,000	117,040
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2028	875,000	890,774
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2029	1,355,000	1,379,037
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2035	65,000	65,943
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	80,000	75,448
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2036	30,000	30,090
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2037	1,115,000	1,115,966
Metropolitan Transn Auth NY Rv Series 2019 C, 5% 11/15/2039	45,000	46,751
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2046	70,000	62,921
Metropolitan Transn Auth NY Rv Series 2021 A 2, 4% 11/15/2041	25,000	24,328
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2039	50,000	54,882
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2038	95,000	95,723
New York St Twy Auth Gen Rev Series 2019 B, 4% 1/1/2040 (Assured Guaranty Inc Insured)	1,000,000	1,000,823
New York St Twy Auth Gen Rev Series O, 4% 1/1/2043	100,000	98,526
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2042 (c)	510,000	473,685
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2032 (c)	100,000	106,755
New York Transportation Development Corp (JFK Intl New Terminal One Proj.) 4.625% 6/30/2054 (Assured Guaranty Inc Insured) (c)	500,000	481,444
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2049 (Assured Guaranty Inc Insured) (c)	500,000	501,815
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5% 6/30/2054 (Assured Guaranty Inc Insured) (c)	780,000	777,984
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 6% 6/30/2045 (Assured Guaranty Inc Insured) (c)	600,000	659,677
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 4.5% 12/31/2054 (Assured Guaranty Inc Insured) (c)	615,000	579,204
New York Transportation Development Corp 6% 6/30/2060 (Assured Guaranty Inc Insured) (c)	1,000,000	1,075,879
Port Auth NY & NJ Series 224, 4% 7/15/2041	750,000	759,061
Triborough Brdg & Tunl NY Revs 5% 11/15/2037	140,000	156,740
Triborough Brdg & Tunl NY Revs Series 2023B 1, 5% 11/15/2048	205,000	213,109
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5% 11/15/2042	95,000	103,727
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2043	220,000	237,180
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 2, 5% 11/15/2044	115,000	122,959
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2033	745,000	767,851
TOTAL TRANSPORTATION		12,075,322
Water & Sewer - 0.0%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2046	70,000	74,867
New York NY Cty Muni Wtr Fin Auth Series DD, 3.625% 6/15/2048	125,000	106,352
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 3% 6/15/2038	40,000	37,389
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 SUB AA 2, 3% 6/15/2040	180,000	162,088
TOTAL WATER & SEWER		380,696
TOTAL NEW YORK		84,267,680
North Carolina - 0.2%
Escrowed/Pre-Refunded - 0.2%
Cumberland Cnty NC Series 2024, 3.125% tender 12/1/2027 (b)(c)	1,000,000	999,308
Health Care - 0.0%
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	310,000	329,175
North Carolina Med Care Commn Health Care Facs Rev (Novant Health Inc Proj.) Series 2019A, 4% 11/1/2052	85,000	75,418
TOTAL HEALTH CARE		404,593
Housing - 0.0%
NC Hsg Fin Agy Homeownership Rev Series 54 A, 6.25% 1/1/2055	165,000	183,658
North Carolina Housing Finance Agency Series 55 A, 4.35% 1/1/2044	230,000	232,098
TOTAL HOUSING		415,756
Transportation - 0.0%
Charlotte NC Arpt Rev Series 2023A, 5% 7/1/2053	200,000	207,369
Water & Sewer - 0.0%
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2043	90,000	74,913
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2046	295,000	230,420
TOTAL WATER & SEWER		305,333
TOTAL NORTH CAROLINA		2,332,359
North Dakota - 0.3%
Education - 0.0%
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2046 (Assured Guaranty Inc Insured)	25,000	23,304
University North Dakota Ctfs Partn (University ND Univ Revs Proj.) Series 2021 A, 4% 6/1/2051 (Assured Guaranty Inc Insured)	140,000	125,741
TOTAL EDUCATION		149,045
Housing - 0.3%
North Dakota Housing Finance Agency Series 2025 C, 5.75% 7/1/2056	2,000,000	2,210,290
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	110,000	118,976
TOTAL HOUSING		2,329,266
Other - 0.0%
North Dakota Pub Fin Auth Series 2024A, 5% 10/1/2036	65,000	75,251
TOTAL NORTH DAKOTA		2,553,562
Ohio - 2.0%
Education - 0.1%
Ohio St Higher Ed Fac Comm (Oberlin College, OH Proj.) Series A, 5% 10/1/2048	1,000,000	1,036,864
Ohio St Higher Ed Fac Comm Series A, 5% 2/1/2041	50,000	52,970
Ohio St Univ Gen Rcpts Series 2021 A, 5% 12/1/2036	40,000	44,195
University Cincinnati OH Gen Series 2024A, 5% 6/1/2049	200,000	207,281
TOTAL EDUCATION		1,341,310
Electric Utilities - 0.0%
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (c)	100,000	100,261
Escrowed/Pre-Refunded - 0.0%
Ohio St Hsg Fin Agy Res Mtg Rev Series 2019B, 4% 1/1/2046 (Pre-refunded to 1/1/2029 at 100)	25,000	26,015
General Obligations - 0.2%
City of Columbus OH Gen. Oblig. Series 2021 A, 5% 4/1/2036	40,000	43,804
Cleveland Ohio Mun Sch Dist Series 2025, 5.25% 12/1/2052	250,000	263,271
Cleveland-Cuyahoga County Port Authority (Cuyahoga Cnty OH Proj.) Series 2013, 4% 7/1/2040	230,000	229,994
Cuyahoga OH Cmnty College Dist Gen. Oblig. Series 2018, 3.5% 12/1/2040	30,000	28,905
Lancaster Port Auth OH Gas Rev Series 2024 A, 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (b)	40,000	42,506
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2018 A, 5% 12/1/2038	25,000	26,135
Ohio St Spl Oblig (State of Ohio Proj.) Series 2016 C, 5% 12/1/2027	165,000	168,549
Ohio St Spl Oblig (State of Ohio Proj.) Series 2025 B, 5% 10/1/2042	1,000,000	1,094,965
State of Ohio 5% 3/1/2040	115,000	126,742
State of Ohio Gen. Oblig. 5% 3/1/2037	50,000	56,530
State of Ohio Gen. Oblig. 5% 3/1/2039	110,000	122,904
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2036	40,000	44,115
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2038	70,000	76,364
State of Ohio Gen. Oblig. Series 2020 C, 5% 3/1/2040	75,000	80,707
State of Ohio Gen. Oblig. Series 2023A, 5% 3/15/2037	60,000	67,862
State of Ohio Gen. Oblig. Series 2023A, 5% 9/1/2037	100,000	113,468
State of Ohio Series 2018A, 5% 4/1/2031	35,000	36,897
State of Ohio Series 2018A, 5% 4/1/2032	140,000	147,335
TOTAL GENERAL OBLIGATIONS		2,771,053
Health Care - 0.3%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	80,000	87,419
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2017 A, 4% 8/1/2047	160,000	140,932
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 4% 12/1/2046	70,000	64,336
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2017A, 5% 8/15/2042	265,000	267,929
Montgomery Cnty OH Hosp Rev (Miami Valley Hospital, OH Proj.) Series 2019A, 4% 11/15/2042	25,000	22,997
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2025A, 5% 1/15/2031	1,500,000	1,644,508
Ohio St Hosp Rev Series 2020 A, 5% 1/15/2050	300,000	301,116
Ohio St Hsg Fin Agy Res Mtg Rev 4% 1/1/2046	405,000	376,234
TOTAL HEALTH CARE		2,905,471
Housing - 0.2%
Ohio Housing Finance Agency (OH Residential Mortgage Proj.) 4.55% 9/1/2045	500,000	498,308
Ohio Housing Finance Agency Series 2024C, 6.25% 3/1/2055	995,000	1,092,897
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) 4.9% 9/1/2048	110,000	111,051
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2022 B, 4.55% 9/1/2047	60,000	60,198
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2017 D, 4% 3/1/2048	30,000	30,050
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2024 A, 3.95% 9/1/2039	210,000	210,667
TOTAL HOUSING		2,003,171
Other - 0.3%
Avon Lake OH City Sch Dist Series 2025, 5% 12/1/2052	650,000	677,230
Bedford OH City Sch Dist Series 2025, 5.5% 12/1/2055 (Build America Mutual Assurance Co Insured)	1,830,000	1,928,886
Toledo Lucas County Public Library Gen. Oblig. 5% 12/1/2050	465,000	487,786
TOTAL OTHER		3,093,902
Special Tax - 0.2%
Akron OH Income Tax Rev 4% 12/1/2026	60,000	60,725
Cuyahoga Cnty Sales Tax Series 2022A, 4% 1/1/2037	60,000	62,111
Hamilton OH Sales Tax Series 2016 A, 4% 12/1/2031	305,000	308,040
JobsOhio Beverage System Series 2025 A, 5% 1/1/2045	1,000,000	1,066,676
State of Ohio Gen. Oblig. Series Y, 5% 5/1/2038	35,000	39,634
TOTAL SPECIAL TAX		1,537,186
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	290,000	205,179
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 4% 6/1/2048	250,000	215,842
TOTAL TOBACCO BONDS		421,021
Transportation - 0.2%
Columbus OH Regl Arpt Au Rev 5.5% 1/1/2050 (c)	1,100,000	1,161,787
Port Gtr Cincinnati Dev Auth Ohio Pkg Fac Rev 5% 12/1/2055 (Assured Guaranty Inc Insured)	1,000,000	1,015,729
TOTAL TRANSPORTATION		2,177,516
Water & Sewer - 0.5%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2035	110,000	107,528
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2037	125,000	135,069
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	1,635,000	1,673,717
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2040	140,000	152,285
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2021 A, 5% 12/1/2046	20,000	20,916
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024 D, 5% 12/1/2041	920,000	1,025,161
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2024A, 5% 12/1/2039	90,000	101,709
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2036	85,000	93,783
Ohio Water Development Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2021 A, 5% 12/1/2037	55,000	60,355
Ohio Water Development Authority 5% 12/1/2042	200,000	216,460
TOTAL WATER & SEWER		3,586,983
TOTAL OHIO		19,963,889
Oklahoma - 0.4%
Education - 0.0%
Oklahoma Development Finance Authority Series 2016 D, 3% 6/1/2041	325,000	288,709
Electric Utilities - 0.0%
Grand River Dam Auth Okla Rev Series 2023, 5% 6/1/2038	70,000	77,394
General Obligations - 0.0%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2028	255,000	258,678
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2025A, 5.25% 7/1/2050	300,000	321,394
TOTAL GENERAL OBLIGATIONS		580,072
Housing - 0.3%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 5% 9/1/2047	700,000	718,376
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2025 C, 6.5% 3/1/2057	1,000,000	1,147,038
TOTAL HOUSING		1,865,414
Lease Revenue - 0.1%
OK Cnty Okla Fin Auth Edl Facs Lease Rev 5% 9/1/2036	50,000	55,204
OK Cnty Okla Fin Auth Edl Facs Lease Rev 5% 9/1/2041	360,000	386,259
TOTAL LEASE REVENUE		441,463
Transportation - 0.0%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev Series 2016, 4% 7/1/2034	120,000	120,515
Oklahoma St Tpk Auth Tpk Rev 5% 1/1/2042	25,000	27,325
Oklahoma St Tpk Auth Tpk Rev Series 2017C, 5% 1/1/2036	150,000	153,059
Oklahoma St Tpk Auth Tpk Rev Series 2018A, 5% 1/1/2036	90,000	91,835
TOTAL TRANSPORTATION		392,734
Water & Sewer - 0.0%
Oklahoma St Wtr Res Bd St Loan Series 2024B, 5.25% 10/1/2044	60,000	64,108
Oklahoma St Wtr Res Brd Rev Fd Series 2024, 5% 4/1/2045	95,000	100,488
TOTAL WATER & SEWER		164,596
TOTAL OKLAHOMA		3,810,382
Oregon - 1.5%
Education - 0.1%
University Oregon Gen Rev Series 2020A, 5% 4/1/2050	600,000	611,872
General Obligations - 0.7%
Benton & Lynch Cnty or SD 509j Series 2018A, 5% 6/15/2038 (e)	250,000	260,580
Clackamas Cnty OR Sch Dist No 62 Series 2018 B, 5% 6/15/2049 (Oregon St Guaranteed)	700,000	710,744
Multnomah Cnty OR Sch Dist 40 Series A, 0% 6/15/2051 (d)	2,000,000	547,888
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020, 5% 6/15/2032 (Oregon St Guaranteed)	100,000	110,084
Oregon St Gen. Oblig. Series 2017 H, 5% 8/1/2042	1,500,000	1,525,992
Oregon St Gen. Oblig. Series 2019 G, 5% 8/1/2039	55,000	58,088
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2038	185,000	207,469
Oregon St Gen. Oblig. Series 2023 A, 5% 5/1/2040	60,000	66,126
Oregon St Gen. Oblig. Series F, 5% 5/1/2031	600,000	604,651
Salem Keizer School Dist Series 2018, 5% 6/15/2029	25,000	26,560
Salem Keizer School Dist Series 2018, 5% 6/15/2032 (Oregon St Guaranteed)	20,000	21,178
Washington Clark County SD23 Series 2019 A, 5% 6/15/2038	70,000	74,128
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2031 (Oregon St Guaranteed)	220,000	227,373
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2032 (Oregon St Guaranteed)	1,250,000	1,291,348
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2035 (Oregon St Guaranteed)	110,000	113,226
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2038 (Oregon St Guaranteed)	120,000	122,933
Washington Multnomah & Yamhill Cnty Sch Dist 1J Series 2017, 5% 6/15/2029 (Oregon St Guaranteed)	700,000	724,678
TOTAL GENERAL OBLIGATIONS		6,693,046
Health Care - 0.2%
Deschutes Co OR Hfa Hosp Rev Series 2016 A, 4% 1/1/2046	450,000	414,644
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	600,000	525,352
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2038	225,000	226,621
Oregon Hlth Sciences Univ Rev Series 2021 A, 4% 7/1/2040	790,000	799,797
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	310,000	223,182
TOTAL HEALTH CARE		2,189,596
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt Series 2025A, 5.05% 7/1/2050	600,000	607,836
Special Tax - 0.3%
Oregon St Dept Admin Lottery 5% 4/1/2033	1,235,000	1,432,187
Oregon St Dept Admin Lottery 5% 4/1/2043	115,000	123,308
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2039	135,000	148,072
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2040	70,000	76,212
Oregon St Dept Admin Lottery Series 2022 A, 5% 4/1/2041	255,000	275,440
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2038	55,000	58,498
Oregon St Dept Trans Hwy User Tax Rev Series 2019A, 5% 11/15/2042	355,000	371,562
Oregon St Dept Trans Hwy User Tax Rev Series 2020 A, 5% 11/15/2035	140,000	153,453
TOTAL SPECIAL TAX		2,638,732
Transportation - 0.0%
Port of Portland Arpt Rev Series TWENTY EIGHT, 5% 7/1/2033 (c)	50,000	55,428
Port of Portland Arpt Rev Series TWENTY FIVE B, 5% 7/1/2039 (c)	120,000	124,212
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2041 (c)	190,000	205,471
Tri County Met Dist Series 2018 A, 5% 10/1/2029	80,000	83,672
TOTAL TRANSPORTATION		468,783
Water & Sewer - 0.2%
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2031	315,000	316,562
Portland OR Swr Sys Rev Series 2018 A, 4.5% 5/1/2036	500,000	501,685
Portland OR Swr Sys Rev Series 2025A, 5% 10/1/2042	200,000	219,649
Tualatin Valley Ore Wtr Dist Wtr Rev 5% 6/1/2054	700,000	734,309
TOTAL WATER & SEWER		1,772,205
TOTAL OREGON		14,982,070
Pennsylvania - 4.0%
Education - 0.1%
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2031 (c)	500,000	531,244
Pennsylvania Higher Educational Facilities Authority 3% 6/15/2045	145,000	111,921
Pennsylvania St Univ Series 2022 A, 5.25% 9/1/2052	50,000	52,507
Pennsylvania St Univ Series 2023, 5% 9/1/2043	75,000	80,191
Pennsylvania St Univ Series 2025A, 5.25% 9/1/2050	400,000	429,920
Pennsylvania St Univ Series 2025A, 5.5% 9/1/2055	500,000	544,660
TOTAL EDUCATION		1,750,443
Electric Utilities - 0.0%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2034	100,000	103,114
General Obligations - 1.2%
Allegheny County PA Gen. Oblig. Series 2016 C 75, 5% 11/1/2028	1,000,000	1,017,937
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	960,000	945,398
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2032	320,000	335,366
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2033	85,000	88,800
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2034	40,000	41,730
Lancaster PA Sch Dist 5% 6/1/2041 (Build America Mutual Assurance Co Insured)	525,000	573,326
Montgomery Cnty PA Gen. Oblig. 5% 7/1/2038	145,000	160,686
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2031	25,000	25,023
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	250,000	250,227
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2033	180,000	180,152
Pennsylvania St Gen. Oblig. Series 2016, 4% 9/15/2031	50,000	50,410
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Inc Insured)	820,000	822,298
Pennsylvania St Gen. Oblig. Series 2018, 4% 3/1/2034 (Assured Guaranty Inc Insured)	1,500,000	1,534,287
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2040	1,000,000	1,028,104
Pennsylvania St Gen. Oblig. Series FIRST 2023, 4% 9/1/2042	130,000	130,470
Pennsylvania St Gen. Oblig. Series FIRST 2024, 4% 8/15/2043	535,000	536,473
Philadelphia PA Gen. Oblig. Series 2025 A, 5.25% 8/1/2045	260,000	283,102
Philadelphia PA Sch Dist 4% 9/1/2037	125,000	127,342
Philadelphia PA Sch Dist 5% 9/1/2031	30,000	32,306
Philadelphia PA Sch Dist 5% 9/1/2037	50,000	52,204
Philadelphia PA Sch Dist Series F, 5% 9/1/2027	55,000	55,776
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2016 A, 5% 6/1/2030	1,520,000	1,545,158
Wilkes Barre PA Asd Series 2019, 3.75% 4/15/2044	1,120,000	1,006,728
Wilkes Barre PA Asd Series 2019, 4% 4/15/2049	150,000	141,755
TOTAL GENERAL OBLIGATIONS		10,965,058
Health Care - 1.1%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2033	705,000	731,616
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2034	100,000	103,558
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2036	50,000	50,524
Bucks Cnty PA Ida Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2019, 4% 8/15/2044	100,000	91,209
Geisinger Auth PA Hlth Sys Rev (Geisinger Health System Foundation Proj.) Series 2020A, 4% 4/1/2050	220,000	191,555
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2032	285,000	291,649
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,575,000	1,596,575
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020A, 4% 4/1/2039	625,000	620,419
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2016 A, 4% 7/1/2035	805,000	797,519
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) Series 2022B, 5% 2/15/2038	230,000	247,479
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2027	700,000	725,361
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2018A, 4% 8/15/2048	275,000	239,750
Northampton Cnty PA Gen Purp Auth Hosp Rev Series 2024A 1, 5% 8/15/2027	40,000	41,211
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5.25% 7/1/2046	90,000	90,973
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2022 A, 5% 2/15/2047	220,000	223,944
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	1,075,000	1,178,841
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	405,000	354,129
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 3% 8/15/2047	810,000	639,221
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 4% 8/15/2044	265,000	250,865
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2019, 4% 8/15/2049	395,000	355,015
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2024A, 5.25% 7/1/2049	260,000	277,012
Philadelphia PA Auth For Indl Dev Hosp Rev Series 2024A, 5% 7/1/2045	65,000	68,774
Philadelphia PA Auth For Indl Dev Hosp Rev Series 2024A, 5% 7/1/2046	620,000	652,516
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2032	45,000	45,934
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2029	1,025,000	1,102,712
TOTAL HEALTH CARE		10,968,361
Housing - 0.3%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2016 121, 3.1% 10/1/2036	70,000	66,756
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.125% 10/1/2035	125,000	105,229
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 5% 10/1/2050	1,000,000	1,009,146
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 144A, 4.6% 10/1/2049	205,000	200,627
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2024 145A, 4.75% 10/1/2049	100,000	98,899
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 148A, 4.625% 10/1/2045	200,000	200,010
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 150A, 5.15% 10/1/2045	500,000	508,786
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 147A, 4.5% 10/1/2044	700,000	703,497
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 146A, 4.5% 10/1/2044	110,000	110,458
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 146A, 4.75% 4/1/2053	130,000	127,459
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2025 149A, 5.2% 10/1/2050	250,000	252,713
TOTAL HOUSING		3,383,580
Industrial Development - 0.1%
Lehigh Cnty PA Ida Pollution Ctl Rev Series 2016 A, 3% 9/1/2029	385,000	386,331
Lehigh Cnty PA Ida Pollution Ctl Rev Series 2016 B, 2.625% 2/15/2027	225,000	224,509
TOTAL INDUSTRIAL DEVELOPMENT		610,840
Lease Revenue - 0.1%
Philadelphia Housing Authority Series 2025A, 5% 3/1/2043	580,000	602,579
Other - 0.2%
Pennsylvania Econ Dev Fing Auth UPMC Rev Series 2025B, 5% 3/15/2027	1,555,000	1,595,319
Special Tax - 0.0%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series B, 5% 12/1/2030	260,000	265,491
Southeastern PA Transn Auth Rev 5.25% 6/1/2040	65,000	71,544
Southeastern PA Transn Auth Rev 5.25% 6/1/2043	100,000	107,193
Southeastern PA Transn Auth Rev 5.25% 6/1/2047	95,000	99,711
TOTAL SPECIAL TAX		543,939
Transportation - 0.7%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2056 (c)	500,000	427,057
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 B, 5% 1/1/2056	200,000	202,225
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2023A, 5.25% 1/1/2040 (Assured Guaranty Inc Insured) (c)	70,000	75,524
Pennslyvania Dev Fing Auth Rev Series 2015, 5% 12/31/2029 (c)	205,000	206,240
Pennsylvania Turnpike Commission 4.125% 12/1/2050	125,000	117,011
Pennsylvania Turnpike Commission 5% 12/1/2043	125,000	135,659
Pennsylvania Turnpike Commission 5% 12/1/2043	100,000	108,527
Pennsylvania Turnpike Commission 5% 12/1/2045	275,000	293,799
Pennsylvania Turnpike Commission Series 2016 A 1, 5% 12/1/2046	1,005,000	1,008,412
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	220,000	229,936
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2031	70,000	73,162
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2034	60,000	62,451
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2036	120,000	124,290
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2037	50,000	51,670
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2038	475,000	506,564
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	140,000	148,773
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2039	110,000	116,644
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2034	70,000	77,056
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2036	130,000	141,725
Pennsylvania Turnpike Commission Series 2020 B, 5% 12/1/2045	1,000,000	1,041,114
Pennsylvania Turnpike Commission Series 2021 A, 3% 12/1/2042	460,000	385,747
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2046	50,000	52,095
Pennsylvania Turnpike Commission Series 2023 A, 5% 12/1/2037	40,000	45,193
Pennsylvania Turnpike Commission Series 2023 A, 5.25% 12/1/2053	130,000	137,684
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2041	25,000	27,698
Pennsylvania Turnpike Commission Series 2024C, 5% 12/1/2047	115,000	121,386
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	635,000	634,984
Pennsylvania Turnpike Commission Series B 1, 5% 6/1/2032	70,000	72,253
Pennsylvania Turnpike Commission Series B 2, 5% 6/1/2034 (Assured Guaranty Inc Insured)	45,000	46,385
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2026 (c)	500,000	504,949
TOTAL TRANSPORTATION		7,176,213
Water & Sewer - 0.2%
Allegheny Cnty PA San Auth Swr Series 2024, 4% 12/1/2044	450,000	439,417
Allegheny Cnty PA San Auth Swr Series 2024, 4% 12/1/2049	215,000	200,689
Allegheny Cnty PA San Auth Swr Series 2025, 5% 12/1/2050	665,000	695,716
Philadelphia PA Wtr & Wastewtr Series 2018 A, 5% 10/1/2053	400,000	406,466
Philadelphia PA Wtr & Wastewtr Series 2020A, 5% 11/1/2050	200,000	205,132
TOTAL WATER & SEWER		1,947,420
TOTAL PENNSYLVANIA		39,646,866
Rhode Island - 0.1%
Education - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	20,000	22,047
General Obligations - 0.0%
Providence RI Pub Bldgs Auth Rev (Providence RI Proj.) 5.25% 9/15/2040 (Assured Guaranty Inc Insured)	75,000	83,689
Rhode Island & Providence Plantations Gen. Oblig. Series 2018 A, 4% 4/1/2034	65,000	66,302
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 3% 1/15/2039	30,000	27,777
Rhode Island & Providence Plantations Gen. Oblig. Series 2019C, 4% 1/15/2035	150,000	154,176
Rhode Island Health and Educational Building Corp (East Providence RI Proj.) 5% 5/15/2046	200,000	207,741
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2040	140,000	152,631
TOTAL GENERAL OBLIGATIONS		692,316
Housing - 0.0%
Rhode Is Hsg & Mtg Fin Cor Series 84 A, 4.4% 10/1/2044	130,000	130,212
Rhode Island Hsg & Mtg Fin Cp 4.95% 10/1/2053	100,000	100,232
Rhode Island Hsg & Mtg Fin Cp 5% 10/1/2042	60,000	62,997
TOTAL HOUSING		293,441
Other - 0.1%
Rhode Island Health & Edl Bldg Corp Rev Series 2025A, 5% 7/1/2050 (Assured Guaranty Inc Insured)	415,000	419,389
TOTAL RHODE ISLAND		1,427,193
South Carolina - 0.6%
Education - 0.0%
Univ SC Higher Ed Rev (Univ SC Higher Ed Rev Proj.) Series 2021 A, 5% 5/1/2046	30,000	31,447
Electric Utilities - 0.0%
South Carolina St Svc Auth Rev 5.5% 12/1/2040	50,000	55,447
South Carolina St Svc Auth Rev Series 2022 B, 4% 12/1/2043	75,000	71,247
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2044	20,000	21,091
TOTAL ELECTRIC UTILITIES		147,785
General Obligations - 0.0%
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2035	100,000	112,587
Richland Cnty SC Sch Dist #2 Series 2023A, 5% 3/1/2038	60,000	66,358
TOTAL GENERAL OBLIGATIONS		178,945
Health Care - 0.1%
Lexington Cnty SC Health Svcs (Lexington Medical Center, SC Proj.) Series 2016, 5% 11/1/2035	40,000	40,242
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	175,000	194,971
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.25% 11/1/2041	285,000	314,308
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2045	40,000	43,547
TOTAL HEALTH CARE		593,068
Housing - 0.1%
South Carolina Hsg Fin Dev Aut Series 2023A, 5.75% 1/1/2054	20,000	21,710
South Carolina Jobs-Economic Dev Auth Residential Dev Rev Series 2025, 4% 12/1/2035	1,000,000	991,818
TOTAL HOUSING		1,013,528
Lease Revenue - 0.0%
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2041	260,000	274,486
Lancaster Cnty SC Pub Facs Corp Installment Rev Series 2023, 5% 6/1/2042	110,000	115,450
TOTAL LEASE REVENUE		389,936
Special Tax - 0.4%
Charlston Cnty SC Gen. Oblig. Series 2021 A, 2% 11/1/2038	420,000	339,245
South Carolina Trans Infrastructure Bank Rev Series 2019 A, 5% 10/1/2031	1,500,000	1,596,490
South Carolina Trans Infrastructure Bank Rev Series 2019 A, 5% 10/1/2032	1,500,000	1,589,981
TOTAL SPECIAL TAX		3,525,716
Transportation - 0.0%
South Carolina St Ports Auth Series 2015, 4% 7/1/2045 (c)	355,000	325,830
South Carolina St Ports Auth Series 2018, 5% 7/1/2035 (c)	105,000	108,813
TOTAL TRANSPORTATION		434,643
TOTAL SOUTH CAROLINA		6,315,068
South Dakota - 0.1%
Health Care - 0.1%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2031	75,000	82,908
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) Series 2024A, 5% 7/1/2043	50,000	53,612
South Dakota St Hlth & Edl Fac Series 2024A, 5.25% 7/1/2054	445,000	467,161
TOTAL HEALTH CARE		603,681
Housing - 0.0%
South Dakota Housing Development Authority Series 2023 D, 6% 11/1/2054	140,000	150,332
South Dakota Hsg Dev Aut Series 2024C, 4.5% 11/1/2044	150,000	150,821
TOTAL HOUSING		301,153
TOTAL SOUTH DAKOTA		904,834
Tennessee - 2.3%
Education - 0.0%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5.25% 7/1/2049 (Build America Mutual Assurance Co Insured)	200,000	207,335
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2046	60,000	54,829
Tennessee St Sch Bd Auth (Tennessee Board of Regents Proj.) 5% 11/1/2041	25,000	27,091
Tennessee St Sch Bd Auth (Tennessee Board of Regents Proj.) 5% 11/1/2042	80,000	85,943
Tennessee St Sch Bd Auth (University of Tennessee Proj.) 5% 11/1/2038	60,000	66,498
Tennessee St Sch Bd Auth 5% 11/1/2040	180,000	196,776
TOTAL EDUCATION		638,472
Electric Utilities - 0.2%
Memphis Tenn Lt Gas & Wtr Div Elec Sys Rev Series 2025, 5% 12/1/2055	1,500,000	1,565,884
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	590,000	633,165
TOTAL ELECTRIC UTILITIES		2,199,049
General Obligations - 0.4%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	25,000	24,503
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2022 B, 4% 1/1/2042	295,000	295,434
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2032 (d)	1,500,000	1,173,415
Sullivan Cnty Tenn Gen. Oblig. Series 2017, 3.625% 5/1/2046	100,000	85,125
Tennergy Corp Tenn Gas Revenue (Royal Bank Of Canada Proj.) 5% tender 10/1/2054 (b)	80,000	84,114
Tennergy Corp Tenn Gas Revenue Series 2021 A, 4% tender 12/1/2051 (Morgan Stanley Guaranteed) (b)	170,000	172,888
Tennessee Energy Acquisition Corp Commodity Proj Rev Series 2021 A, 5% tender 5/1/2052 (Goldman Sachs Group Inc/The Guaranteed) (b)	300,000	320,488
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	40,000	40,398
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	1,500,000	1,542,146
TOTAL GENERAL OBLIGATIONS		3,738,511
Health Care - 0.5%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2044	780,000	702,894
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2038	55,000	60,564
Chattanooga Health Educational & Housing Facility Board Series 2024, 5% 12/1/2039	70,000	76,521
Chattanooga Health Educational & Housing Facility Board Series 2024, 5.25% 12/1/2042	180,000	195,328
Greeneville TN Health & Edl Facs Brd Hosp Rev Series 2018A, 4% 7/1/2040	1,560,000	1,513,344
Jackson TN Hosp Rev (West Tennessee Healthcare Proj.) Series 2015, 5% 4/1/2036	100,000	100,051
Johnson City TN Health & Edl (Ballad Health Proj.) Series 2023A, 5% 7/1/2034	375,000	416,782
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev Series 2019, 4% 11/15/2048	425,000	372,887
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2031	35,000	35,358
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2029	400,000	427,732
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev Series 2016 A, 5% 7/1/2046	1,000,000	1,000,949
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) 5% 5/1/2030	85,000	86,869
TOTAL HEALTH CARE		4,989,279
Housing - 0.0%
Tennessee Housing Development Agency Series 2019 1, 4.25% 1/1/2050	230,000	231,427
Tennessee Hsg Dev Agy Residential Fin Prog Rev 6% 1/1/2056	150,000	165,109
TOTAL HOUSING		396,536
Other - 0.6%
Hamilton Cntytenn Gen. Oblig. Series 2024 A, 5% 8/1/2039	160,000	181,638
Memphis TN Gen. Oblig. 5% 10/1/2047	895,000	926,370
Memphis TN Gen. Oblig. 5% 4/1/2044	85,000	90,033
Memphis TN Gen. Oblig. Series 2024A, 5% 4/1/2039	140,000	155,684
Memphis TN Gen. Oblig. Series 2024B, 5% 4/1/2043	775,000	826,951
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2024C, 4% 1/1/2045	355,000	340,589
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2024C, 5% 1/1/2042	260,000	283,362
Rutherford Cnty TN Gen. Oblig. Series 2023, 5% 4/1/2038	305,000	342,672
Shelby Cnty TN Gen. Oblig. 5% 4/1/2038	465,000	514,686
Shelby Cnty TN Gen. Oblig. 5% 4/1/2039	585,000	644,460
Shelby Cnty TN Gen. Oblig. 5% 4/1/2040	120,000	130,795
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2039	60,000	67,810
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2041	600,000	662,421
Shelby Cnty TN Gen. Oblig. Series 2025A, 5% 4/1/2043	150,000	162,443
TOTAL OTHER		5,329,914
Special Tax - 0.3%
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2040 (Assured Guaranty Inc Insured)	95,000	103,282
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2041 (Assured Guaranty Inc Insured)	125,000	134,600
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5% 7/1/2043 (Assured Guaranty Inc Insured)	1,000,000	1,055,450
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023A, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	1,015,000	1,065,651
Metropolitan Govt Nashville & Davidson Cnty Tenn Sports Auth Rev Series 2023B, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	1,000,000	1,049,218
TOTAL SPECIAL TAX		3,408,201
Transportation - 0.2%
Metro Nashville Arpt Auth Rev 5% 7/1/2026 (c)	30,000	30,297
Metro Nashville Arpt Auth Rev 5% 7/1/2029 (c)	1,000,000	1,068,677
Metro Nashville Arpt Auth Rev 5.5% 7/1/2041 (c)	100,000	108,490
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2033 (c)	250,000	267,201
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2054 (c)	205,000	206,006
TOTAL TRANSPORTATION		1,680,671
Water & Sewer - 0.1%
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2021 A, 4% 7/1/2046	175,000	164,702
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Series 2025, 5.25% 7/1/2055	380,000	405,279
TOTAL WATER & SEWER		569,981
TOTAL TENNESSEE		22,950,614
Texas - 10.4%
Education - 0.1%
Board of Regents of the University of Texas System (Board of Regents of the University of Texas System Proj.) Series 2021 A, 2.25% 8/15/2046	150,000	100,337
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2037	40,000	45,810
Clifton Higher Education Finance Corp Series 2019, 4% 8/15/2037	30,000	30,429
Southwest Hrg Ed Auth Tex Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2029	100,000	101,585
Texas A&M Univ Perm Univ Fund Series 2025A, 5% 7/1/2052	110,000	115,894
Texas A&M Univ Revs Series 2024A, 5% 5/15/2038	180,000	203,865
Texas A&M Univ Revs Series 2024A, 5% 5/15/2042	350,000	381,748
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2033	35,000	35,849
Texas Tech Univ Revs Series 2023A, 5% 2/15/2040	265,000	288,053
University Houston TX Univ Rev Series 2022A, 5% 2/15/2040	75,000	80,602
University North Tex Univ Rev Series 2017 A, 5% 4/15/2029	115,000	118,486
TOTAL EDUCATION		1,502,658
Electric Utilities - 0.9%
Austin TX Elec Util Sys Rev Series 2023, 5.25% 11/15/2053	1,000,000	1,054,669
Austin TX Elec Util Sys Rev Series 2024, 5% 11/15/2038	125,000	140,435
City of Georgetown TX Series 2022, 5% 8/15/2037 (Assured Guaranty Inc Insured)	145,000	157,713
City of Georgetown TX Series 2022, 5% 8/15/2039 (Assured Guaranty Inc Insured)	110,000	118,073
City of Georgetown TX Series 2024, 5% 8/15/2043 (Build America Mutual Assurance Co Insured)	165,000	174,425
Corpus Christi TX Util Sys Rev Series 2022B, 5% 7/15/2047	25,000	25,670
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2037	85,000	86,855
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2016, 5% 5/15/2027	70,000	70,624
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2037	295,000	318,675
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022, 5% 5/15/2042	425,000	444,194
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2023A, 5% 5/15/2038 (Assured Guaranty Inc Insured)	500,000	551,555
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024, 5% 5/15/2044 (Assured Guaranty Inc Insured)	160,000	167,526
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2042 (Assured Guaranty Inc Insured)	120,000	128,431
Lower Colorado River Authority Series 2019 A, 5% 5/15/2044	105,000	107,286
Lower Colorado River Authority Series 2020 A, 5% 5/15/2045	30,000	30,715
Lower Colorado River Authority Series 2022, 5% 5/15/2039 (Assured Guaranty Inc Insured)	235,000	251,764
Lower Colorado River Authority Series 2023A, 5.25% 5/15/2048	2,180,000	2,283,599
Lower Colorado River Authority Series 2024, 5% 5/15/2036	40,000	44,673
Lower Colorado River Authority Series 2024, 5% 5/15/2042	215,000	227,847
San Antonio TX Elec & Gas Rev 5% 2/1/2036	75,000	82,567
San Antonio TX Elec & Gas Rev 5% 2/1/2038	120,000	130,384
San Antonio TX Elec & Gas Rev 5% 2/1/2040	160,000	176,775
San Antonio TX Elec & Gas Rev 5.25% 2/1/2044	100,000	108,403
San Antonio TX Elec & Gas Rev 5.25% 2/1/2049	100,000	106,338
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	500,000	500,895
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2037	130,000	140,311
San Antonio TX Elec & Gas Rev Series 2021 A, 5% 2/1/2038	100,000	107,349
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	700,000	759,389
TOTAL ELECTRIC UTILITIES		8,497,140
General Obligations - 5.4%
Aldine TX Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	690,000	771,930
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	80,000	90,074
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	195,000	218,154
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	110,000	121,457
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	90,000	97,524
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	165,000	177,404
Arlington TX Ind Sch Dist Series 2020, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	165,000	173,263
Arlington TX Ind Sch Dist Series 2022, 5% 2/15/2037	235,000	256,960
Austin Tex Gen. Oblig. Series 2020, 5% 9/1/2040	55,000	58,545
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2039	235,000	261,103
Austin Tex Gen. Oblig. Series 2023, 5% 9/1/2041	200,000	218,933
Austin TX Indpt Sch Dist 5% 8/1/2037 (Permanent Sch Fund of Texas Guaranteed)	65,000	73,736
Austin TX Indpt Sch Dist 5% 8/1/2042	95,000	101,767
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2037	365,000	401,569
Barbers Hill TX Indpt Sch Dist Series 2022, 5% 2/15/2042	105,000	112,211
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2016, 4% 2/15/2034	1,075,000	1,075,308
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2034	100,000	98,889
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2036	110,000	105,565
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 4% 2/15/2037	90,000	90,493
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2022, 5% 2/15/2037	280,000	307,215
Birdville TX Indpt Sch Dist Series 2023A, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	80,000	83,314
Cedar Hill TX Indpt Sch Dist Series 2024, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	250,000	233,870
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	127,974
Celina Tex Gen. Oblig. Series 2024, 4.125% 9/1/2047	55,000	51,779
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 4% 8/15/2032	225,000	228,918
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 5% 8/15/2026	75,000	76,087
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2020A, 4% 8/15/2034	180,000	184,988
Conroe TX Isd Series 2018, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	235,000	247,316
Conroe TX Isd Series 2022 A, 4% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	948,431
Conroe TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	280,000	315,472
County of Collin TX Gen. Oblig. 4% 2/15/2035	130,000	132,930
County of Collin TX Gen. Oblig. 5% 2/15/2033	1,000,000	1,143,208
County of Collin TX Gen. Oblig. 5% 2/15/2038	70,000	78,496
Crowley Independent School District 5% 2/1/2033 (Permanent Sch Fund of Texas Guaranteed)	380,000	435,040
Crowley Independent School District Series 2023, 5% 2/1/2042 (Permanent Sch Fund of Texas Guaranteed)	290,000	312,785
Cypress-Fairbanks TX Isd Series 2022A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	100,000	106,587
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	265,000	297,215
Cypress-Fairbanks TX Isd Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	555,000	618,348
Cypress-Fairbanks TX Isd Series 2023A, 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	125,000	132,899
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	300,000	336,529
Cypress-Fairbanks TX Isd Series 2024B, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	40,000	43,373
Dallas TX Gen. Oblig. Series 2017, 3.25% 2/15/2037 (Assured Guaranty Inc Insured)	900,000	874,075
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2027	75,000	77,052
Dallas TX Gen. Oblig. Series 2021, 5% 2/15/2031	425,000	473,751
Dallas TX Gen. Oblig. Series 2023A, 5% 2/15/2035	85,000	96,178
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2027	110,000	113,011
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	80,000	90,454
Dallas TX ISD 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	85,000	94,882
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	40,000	44,689
Dallas TX ISD 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	30,000	32,736
Dallas TX ISD 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	150,000	165,400
Dallas TX ISD 5% tender 2/15/2055 (b)	255,000	272,015
Dallas TX ISD Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	60,000	65,492
Del Valle Tex Indpt Sch Dist Series 2022, 4% 6/15/2037 (Permanent Sch Fund of Texas Guaranteed)	35,000	36,264
Denton Independent School District Series 2016, 5% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	50,000	50,133
Denton Independent School District Series 2025A, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	500,000	535,122
Eagle Mtn & Saginaw TX Isd Series 2021, 3% 8/15/2039	55,000	50,495
Ector Cnty Tex Indpt Sch Dist Series 2024 A, 5% 8/15/2038	1,040,000	1,153,407
Ector Cnty Tex Indpt Sch Dist Series 2024 B, 4% tender 8/15/2049 (Permanent Sch Fund of Texas Guaranteed) (b)	2,065,000	2,103,380
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2038	400,000	447,038
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2041	205,000	222,495
Ector Cnty TX Gen. Oblig. Series 2024, 5% 2/15/2043	990,000	1,056,430
El Paso Cnty TX Hosp Dist Gen. Oblig. Series 2025, 5.5% 2/15/2050 (Assured Guaranty Inc Insured)	250,000	265,095
El Paso Independent School District Series 2019, 4% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	225,000	229,528
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2029	160,000	160,991
El Paso Tex Gen. Oblig. Series 2016, 4% 8/15/2031	155,000	155,747
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2038	55,000	59,813
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2039 (Permanent Sch Fund of Texas Guaranteed)	80,000	86,569
Forney TX Indpt Sch Dis Series 2022B, 5% 8/15/2040	30,000	32,223
Fort Bend TX Indpt Sch Dist Series 2019B, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	265,000	270,926
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2038	135,000	147,091
Fort Worth TX Gen. Oblig. Series 2023, 5% 3/1/2039	455,000	493,712
Fredericksburg Tex Indpt Sch Dist Series 2022, 5% 2/15/2047 (Permanent Sch Fund of Texas Guaranteed)	235,000	243,532
Frisco Tex Indpt Sch Dis Series 2023, 5% 2/15/2043	95,000	101,439
Frisco Tex Indpt Sch Dis Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	150,000	168,547
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2020A, 3% 10/1/2038	135,000	124,172
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Series 2022 A, 5.25% 10/1/2037	435,000	486,041
Harris Cnty TX Gen. Oblig. Series 2023 A, 4.25% 9/15/2048	500,000	487,878
Harris Cnty TX Gen. Oblig. Series 2024, 4% 9/15/2049	1,390,000	1,297,032
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2040	85,000	93,991
Harris Cnty TX Series 2016 A, 5% 8/15/2033	70,000	70,865
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,545
Houston TX Gen. Oblig. 5% 3/1/2032	25,000	25,656
Houston TX Gen. Oblig. 5% 3/1/2039	260,000	287,576
Houston TX Gen. Oblig. 5% 3/1/2040	45,000	49,118
Houston TX Gen. Oblig. 5% 3/1/2043	140,000	149,678
Houston TX Gen. Oblig. Series 2016 A, 5% 3/1/2031	340,000	341,290
Houston TX Gen. Oblig. Series 2019 A, 4% 3/1/2044	55,000	51,035
Houston TX Gen. Oblig. Series 2019 A, 5% 3/1/2028	160,000	168,317
Houston TX Gen. Oblig. Series 2023, 5% 3/1/2037	200,000	222,327
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2039	50,000	55,484
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2040	45,000	49,440
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	105,000	113,314
Houston TX Indpt Sch Dist Series 2018, 5% 7/15/2029	30,000	31,788
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2043 (Permanent Sch Fund of Texas Guaranteed)	110,000	117,975
Hurst Euless Bedford TX Ind Sch Dist Series 2024, 5% 8/15/2044 (Permanent Sch Fund of Texas Guaranteed)	120,000	127,353
Iraan Sheffield Tex Indpt Schdist Series 2025, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	575,000	624,171
Irving Tex Gen. Oblig. Series 2017, 3.125% 8/15/2038	125,000	117,813
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	65,000	73,200
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	245,000	271,968
Irving TX Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	75,000	82,644
Judson TX Indpt Sch Dist Series 2016, 4% 2/1/2033	50,000	50,050
Judson TX Indpt Sch Dist Series 2024, 4% 2/1/2053 (Permanent Sch Fund of Texas Guaranteed)	65,000	59,863
Katy TX Ind Sch Dist Series 2023, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	25,000	26,580
Klein TX Indpt Sch Dist Series 2015, 4% 2/1/2045	360,000	338,176
LA Joya Tex Indpt Sch Dist Series 2013, 5% 2/15/2028 (Permanent Sch Fund of Texas Guaranteed)	855,000	891,607
LA Joya Tex Indpt Sch Dist Series 2013, 5% 2/15/2033	350,000	366,607
Lake Travis TX Indpt Sch Dist Series 2023, 5% 2/15/2037	50,000	55,122
Lamar TX Isd Series 2023 A, 5% 2/15/2040	45,000	49,178
Lamar TX Isd Series 2023 A, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	180,000	193,432
Lamar TX Isd Series 2023, 5% 2/15/2036 (Assured Guaranty Inc Insured)	115,000	128,420
Lamar TX Isd Series 2023, 5% 2/15/2037	40,000	44,320
Lamar TX Isd Series 2023, 5% 2/15/2038	415,000	456,265
Lamar TX Isd Series 2023, 5% 2/15/2041 (Assured Guaranty Inc Insured)	75,000	80,567
Lamar TX Isd Series 2023, 5.5% 2/15/2058	1,000,000	1,066,041
Lamar TX Isd Series 2024, 5% 2/15/2049 (Permanent Sch Fund of Texas Guaranteed)	550,000	572,172
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2040	35,000	31,646
Liberty Hill TX Indpt Sch Dist Series 2022, 3% 2/1/2051	210,000	155,781
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	135,000	147,660
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2040	100,000	108,053
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2041	235,000	252,265
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2034	640,000	724,789
Montgomery TX Indpt Sch Dist Series 2024A, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,045,000	1,165,931
New Caney TX Indpt Sch Dist New Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	195,000	218,500
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2031 (Permanent Sch Fund of Texas Guaranteed)	1,240,000	1,277,416
Northwest Tex Indpt Sch Dist Series 2023, 4% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,003,628
Northwest Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	340,000	374,859
Northwest Tex Indpt Sch Dist Series 2024, 5% 2/15/2049	345,000	357,233
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	110,000	115,034
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	30,000	31,279
Pflugerville Tex Indpt Sch Dist 5% 2/15/2037	225,000	246,608
Pflugerville Tex Indpt Sch Dist 5% 2/15/2039	35,000	37,947
Plano Independent School District 5% 2/15/2033	325,000	367,905
Plano Independent School District 5% 2/15/2036	35,000	38,804
Plano Independent School District 5% 2/15/2037	75,000	82,596
Port Arthur TX Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,044,373
Port Houston Auth TX Harris Gen. Oblig. Series 2020 A 2, 4% 10/1/2037	70,000	71,077
Princeton TX Indpt Sch Dist Series 2023, 5.25% 2/15/2048	25,000	26,556
Prosper Tex Indpt Sch Dist Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	150,000	165,735
Roosevelt Tex Indpt Sch Dist Series 2025, 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,290,000	1,408,935
Royse City TX Indpt Sch Dist Series 2023, 5% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	45,000	46,864
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 4.625% 2/15/2047	1,000,000	1,003,285
Sabine-Neches Tex Nav Dist Gen. Oblig. Series 2022, 5.25% 2/15/2041	90,000	96,630
San Antonio TX Gen. Oblig. Series 2019, 3% 8/1/2035	90,000	86,689
San Antonio TX Gen. Oblig. Series 2024, 5% 2/1/2039	35,000	38,915
San Antonio TX Indpt Sch Dist Series 2016, 5% 8/15/2027 (Permanent Sch Fund of Texas Guaranteed)	550,000	557,817
San Antonio TX Indpt Sch Dist Series 2022, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	115,000	127,684
Sherman TX Indpt Sch Dist Series 2023 B, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	215,000	242,133
Spring Branch Tex Indp Sch Dst Series 2022, 5% 2/1/2037	60,000	65,960
Spring Tex Indpt Sch Dist Series 2017, 5% 8/15/2029	220,000	222,921
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2036	385,000	427,600
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2037	265,000	292,395
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2038	990,000	1,086,529
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2022, 5% 8/15/2039	170,000	185,575
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	2,145,000	2,279,459
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 4% 2/1/2034	1,170,000	1,193,520
Texas State Gen. Oblig. 5% 10/1/2043	1,575,000	1,720,122
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2028	35,000	35,176
Tomball TX Indpt Sch Dist 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	385,000	430,239
Tomball TX Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	370,000	410,739
Travis Cnty TX Gen. Oblig. Series 2024, 5% 3/1/2037	145,000	163,850
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	230,000	257,618
Waller TX Indpt Sch Dist Series 2023A, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	125,000	138,094
Waller TX Indpt Sch Dist Series 2025, 5.25% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,068,869
Williamson Cnty Tex Gen. Oblig. Series 2020, 5% 2/15/2032	75,000	80,330
Wylie Tex Indpt Sch Dist Collin Cnty Series 2024, 5% 8/15/2037 (Permanent Sch Fund of Texas Guaranteed)	275,000	308,207
TOTAL GENERAL OBLIGATIONS		53,363,272
Health Care - 0.8%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 12/1/2029	1,765,000	1,917,989
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% tender 7/1/2049 (b)	355,000	361,794
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 5% 10/1/2026	115,000	116,971
Harris Cnty TX Hosp Dist Rev Series 2016, 3.25% 2/15/2042	340,000	288,894
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2028	70,000	72,515
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% 11/15/2051	260,000	266,139
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Cook Childrens Medical Center Proj.) 5% 12/1/2044	530,000	562,795
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2037	295,000	322,880
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2038	350,000	380,350
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Methodist Hospitals of Dallas Proj.) 5% 10/1/2040	275,000	294,038
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Proj.) Series 2025 C 1, 5% tender 11/15/2051 (b)	2,000,000	2,230,716
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2034	75,000	79,159
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2038	345,000	359,954
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2022 A, 5% tender 7/1/2053 (b)	120,000	132,300
TOTAL HEALTH CARE		7,386,494
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5% 7/1/2045	1,000,000	1,020,586
Texas St Dept Hsg & Cmnty Sfr Series 2023A, 5.75% 3/1/2054	20,000	21,790
TOTAL HOUSING		1,042,376
Lease Revenue - 0.3%
Fort Bend Cnty Tex Pub Fac Corp Lease Rev Series 2023, 5% 3/1/2048	255,000	264,282
Greater Tex Cultural Ed Facs Fin Corp Tex Lease Rev Series 2021 A, 4% 3/1/2046	1,040,000	959,472
Greater Tex Cultural Ed Facs Fin Corp Tex Lease Rev Series 2021 A, 4% 3/1/2050	35,000	31,176
San Antonio Tex Pub Facs Corp Lease Rev (San Antonio TX Proj.) Series 2012, 4% 9/15/2042	1,660,000	1,579,318
TOTAL LEASE REVENUE		2,834,248
Other - 0.9%
Board of Regents of the University of Texas System Series 2024A, 5% 8/15/2044	100,000	107,417
Cedar Hill TX Indpt Sch Dist Series 2024, 5% 2/15/2042	35,000	37,926
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2037	475,000	532,426
Collin Cnty Tex Cmnty College Gen. Oblig. 5% 8/15/2039	140,000	155,039
County of Smith TX Gen. Oblig. Series 2023, 5% 8/15/2039	165,000	179,747
El Paso Cnty TX Hosp Dist Gen. Oblig. 5% 8/15/2032 (Assured Guaranty Inc Insured)	1,025,000	1,144,856
El Paso Cnty TX Hosp Dist Gen. Oblig. Series 2024, 5% 8/15/2042 (Assured Guaranty Inc Insured)	1,000,000	1,059,118
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Series 2024A, 5% 10/1/2029	335,000	363,319
Longview Tex Indpt Sch Dist Series 2024, 5% 2/15/2038	40,000	45,242
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2037	420,000	467,049
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2042	115,000	122,621
Midland Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2044	795,000	838,614
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2043	195,000	207,220
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2044	125,000	131,710
Pflugerville Tex Gen. Oblig. Series 2023, 5% 8/1/2048	30,000	31,019
Plano Independent School District Series 2025, 5% 2/15/2039	305,000	340,985
Sands Tex Cons Indpt Sch Dist 4% 2/15/2048 (Build America Mutual Assurance Co Insured)	175,000	164,437
Sands Tex Cons Indpt Sch Dist 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	290,000	304,456
Texas State Gen. Oblig. Series 2025E, 4.75% 2/1/2056	1,500,000	1,517,538
Venus Tex Indpt Sch Dist Series 2025, 5.25% 8/15/2050	730,000	778,361
Williamson Cnty Tex Gen. Oblig. Series 2022, 4% 2/15/2041	45,000	45,412
Williamson Cnty Tex Gen. Oblig. Series 2024, 5% 2/15/2038	105,000	118,063
TOTAL OTHER		8,692,575
Special Tax - 0.2%
Dallas TX Rapid Transit Sales Tax Rev 5% 12/1/2047	785,000	808,355
Dallas TX Rapid Transit Sales Tax Rev Series 2020 A, 5% 12/1/2045	30,000	30,960
Houston TX Hotel Occ Tx & Spl Rev Series 2015, 4% 9/1/2044	510,000	469,040
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 4% 2/1/2032	275,000	282,723
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2031	80,000	85,803
Texas Pub Fin Auth Lease Rev Series 2019, 4% 2/1/2035	110,000	111,789
Texas Transn Commn Gen. Oblig. Series 2024, 5% 4/1/2040	90,000	99,222
TOTAL SPECIAL TAX		1,887,892
Transportation - 1.2%
Austin Tex Airport Sys Series 2025, 5% 11/15/2044 (c)	2,000,000	2,076,127
Central TX Regl Mobility Auth Rev 5% 1/1/2038	50,000	53,734
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2050	50,000	45,285
Central TX Regl Mobility Auth Rev Series 2021 D, 4% 1/1/2037	70,000	71,843
City of Houston TX Airport System Revenue 4% 7/1/2041 (c)	365,000	347,813
City of Houston TX Airport System Revenue 5% 7/1/2034 (c)	500,000	541,927
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2029	285,000	301,010
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2027 (Assured Guaranty Inc Insured) (c)	255,000	262,700
Dallas Fort Worth International Airport Series 2021 A, 4% 11/1/2038	70,000	71,193
Dallas Fort Worth International Airport Series 2023 C, 5% 11/1/2029 (c)	1,500,000	1,609,734
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2031 (c)	2,000,000	2,191,842
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	1,000,000	1,112,009
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2043	155,000	158,743
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	525,000	545,701
Grand Parkway Transportation Corp Series 2020 C, 3% 10/1/2050	470,000	339,250
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5% 8/15/2036	40,000	45,786
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2024 A, 5.25% 8/15/2049	75,000	79,992
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2027	475,000	481,604
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2029	90,000	91,263
North TX Twy Auth Rev 5% 1/1/2030	500,000	500,000
Port of Houston Auth Series 2023, 5% 10/1/2038	30,000	33,165
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 4% 12/31/2039	80,000	79,169
TOTAL TRANSPORTATION		11,039,890
Water & Sewer - 0.5%
Austin TX Wtr & Wastewtr Sys 5% 11/15/2032	75,000	83,008
Austin TX Wtr & Wastewtr Sys 5% 11/15/2036	60,000	65,266
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	120,000	134,430
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2039	65,000	71,298
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2040	110,000	119,754
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2042	140,000	150,374
Austin TX Wtr & Wastewtr Sys Series 2024, 5% 11/15/2037	275,000	313,621
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2037	150,000	162,146
Colorado Rv TX Mun Wtr Dist Series 2017, 5% 1/1/2027	425,000	434,768
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2038	140,000	158,330
Greater Texoma Util Auth Tex Contrct Rev Series 2023 A, 5% 10/1/2041 (Build America Mutual Assurance Co Insured)	190,000	201,973
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2028	305,000	325,781
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2032	40,000	42,536
North Harris Cnty Regl Wtr TX Series 2016, 5% 12/15/2033	35,000	35,688
North TX Mun Wtr Dist TX Regl Wastewtr Rev Series 2025, 5% 6/1/2053	500,000	520,197
San Antonio TX Wtr Rev Series 2018A, 5% 5/15/2034	110,000	115,355
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2037	265,000	291,682
San Antonio TX Wtr Rev Series 2024B, 5% 5/15/2038	350,000	393,826
Texas Wtr Dev Brd 3% 10/15/2040	235,000	208,862
Texas Wtr Dev Brd 4% 10/15/2033	70,000	73,110
Texas Wtr Dev Brd 5% 8/1/2040	40,000	44,776
Texas Wtr Dev Brd 5% 8/1/2046	100,000	106,146
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2033	95,000	97,068
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2036	65,000	65,868
Texas Wtr Dev Brd Series 2019, 5% 8/1/2036	75,000	79,972
Texas Wtr Dev Brd Series 2022, 5% 8/1/2041	55,000	59,324
Texas Wtr Dev Brd Series A, 5% 10/15/2031	350,000	363,885
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2017, 5% 8/1/2032	25,000	25,896
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2018, 5% 8/1/2032	205,000	216,842
TOTAL WATER & SEWER		4,961,782
TOTAL TEXAS		101,208,327
Utah - 1.1%
Education - 0.1%
University UT Univ Revs 5% 8/1/2039	185,000	203,121
University UT Univ Revs 5% 8/1/2041	305,000	328,925
University UT Univ Revs Series 2020 A, 5% 8/1/2038	50,000	53,739
University UT Univ Revs Series 2022B, 5% 8/1/2037	50,000	55,520
University UT Univ Revs Series 2022B, 5% 8/1/2038	75,000	82,812
University UT Univ Revs Series 2022B, 5% 8/1/2039	160,000	175,673
University UT Univ Revs Series 2024 A 1, 5% 8/1/2043	120,000	129,081
TOTAL EDUCATION		1,028,871
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2038	25,000	27,061
Intermountain Pwr Agy UT Pwr Series 2022A, 5% 7/1/2039	280,000	301,516
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2041	200,000	214,083
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2042	245,000	260,199
Intermountain Pwr Agy UT Pwr Series 2023 A, 5.25% 7/1/2043	100,000	106,788
Intermountain Pwr Agy UT Pwr Series 2024A, 5% 7/1/2042	165,000	176,595
TOTAL ELECTRIC UTILITIES		1,086,242
General Obligations - 0.0%
Alpine Sch UT Series 2017, 5% 3/15/2028	30,000	30,870
Health Care - 0.2%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 3% 5/15/2047	220,000	169,578
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 4% 5/15/2047	100,000	89,385
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2018 A, 5% 5/15/2041	835,000	838,905
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2043	90,000	93,491
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2020 A, 5% 5/15/2050	400,000	406,938
TOTAL HEALTH CARE		1,598,297
Special Tax - 0.3%
Downtown Revitalization Public Infrastructure District Series 2025 A, 5.25% 6/1/2043 (Assured Guaranty Inc Insured)	1,400,000	1,520,406
Utah Telecommunication Open Infrastructure Agy Sales Tax & Telecommunications Rev 5.25% 6/1/2037	280,000	312,477
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	35,000	35,179
Utah Tran Auth Sales Tax Rev 4% 12/15/2030	755,000	759,087
Utah Tran Auth Sales Tax Rev Series 2018 2, 3.75% 12/15/2041	20,000	19,599
Utah Tran Auth Sales Tax Rev Series 2019A, 3% 12/15/2044	30,000	23,882
Utah Tran Auth Sales Tax Rev Series 2023, 5% 12/15/2042	240,000	260,509
TOTAL SPECIAL TAX		2,931,139
Transportation - 0.4%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2027 (c)	380,000	391,193
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2026 (c)	150,000	151,604
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2048 (c)	1,000,000	1,005,843
Salt Lake City UT Arpt Rev Series 2023A, 5% 7/1/2031 (c)	1,000,000	1,100,752
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (c)	100,000	108,377
Salt Lake City UT Arpt Rev Series 2025A, 5% 7/1/2028 (c)	1,000,000	1,050,291
TOTAL TRANSPORTATION		3,808,060
Water & Sewer - 0.0%
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 4% 10/1/2038	500,000	511,784
Central Utah Wtr Conservancy Dist Wtr Rev Series 2020 D, 5% 10/1/2035	10,000	10,907
TOTAL WATER & SEWER		522,691
TOTAL UTAH		11,006,170
Vermont - 0.0%
Other - 0.0%
Burlington VT Series 2023 A, 5% 11/1/2041	325,000	355,591
Virginia - 0.5%
Electric Utilities - 0.0%
Louisa VA (Virginia Electric And Power Co Proj.) Series 2008 A, 3.65% tender 11/1/2035 (b)	125,000	126,534
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2041	80,000	70,639
Richmond VA Pub Util Rev Series 2020 A, 3% 1/15/2045	170,000	136,825
TOTAL ELECTRIC UTILITIES		333,998
General Obligations - 0.3%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) Series 2020F, 2% 4/1/2041	170,000	124,231
Fairfax Cnty VA Gen. Oblig. Series 2020A, 5% 10/1/2035	95,000	103,573
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2022A, 5% 2/1/2037	115,000	127,369
Virginia Comwlth Transn Brd Tr Series 2019, 4% 5/15/2041	2,000,000	1,998,287
Virginia St Pub Bldg Auth Pub Series 2018A, 3% 8/1/2033	40,000	39,752
TOTAL GENERAL OBLIGATIONS		2,393,212
Health Care - 0.1%
Isle of Wight County Economic Development Authority (Riverside Health System Proj.) Series 2023, 5.25% 7/1/2048 (Assured Guaranty Inc Insured)	555,000	588,267
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	50,000	43,876
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2038	100,000	100,775
Virginia Small Business Fing Auth Healthcare Facs Rev Series 2025 A 1, 5.25% 6/15/2050	75,000	77,800
TOTAL HEALTH CARE		810,718
Other - 0.1%
Virginia Comwlth Transn Brd Tr Series 2023, 5% 5/15/2038	40,000	44,732
Virginia St Hsg Dev Autho 5% 10/1/2060	1,000,000	993,779
TOTAL OTHER		1,038,511
Transportation - 0.0%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2041 (c)	120,000	113,185
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2031 (c)	120,000	123,162
TOTAL TRANSPORTATION		236,347
TOTAL VIRGINIA		4,812,786
Washington - 3.0%
Education - 0.0%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	335,000	314,221
Electric Utilities - 0.7%
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2036	175,000	189,609
Energy Norwthwest WA Elec Rev (Bonneville Power Administration Proj.) Series 2020 A, 5% 7/1/2037	210,000	226,603
Energy Norwthwest WA Elec Rev 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	320,000	362,875
Energy Norwthwest WA Elec Rev 5% 7/1/2039 (Bonneville Power Administration Guaranteed)	150,000	166,780
Energy Norwthwest WA Elec Rev Series 2018 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	370,000	390,678
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2036 (Bonneville Power Administration Guaranteed)	95,000	101,258
Energy Norwthwest WA Elec Rev Series 2019 A, 5% 7/1/2037 (Bonneville Power Administration Guaranteed)	60,000	63,745
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2038	310,000	333,121
Energy Norwthwest WA Elec Rev Series 2021 A, 4% 7/1/2042 (Bonneville Power Administration Guaranteed)	1,545,000	1,549,583
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2023 A, 5% 1/1/2038	630,000	698,723
Grant Cnty WA Pub Util Dist 2 Hydro Elec Rev Series 2024 B, 5% 1/1/2039	1,075,000	1,206,319
Seattle WA Mun Lt & Pwr Rev Series 2019 A, 5% 4/1/2038	50,000	52,775
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2036	55,000	57,310
Seattle WA Mun Lt & Pwr Rev Series 2022, 5% 7/1/2042	135,000	144,574
Seattle WA Mun Lt & Pwr Rev Series 2023A, 5% 3/1/2038	150,000	167,682
Seattle Wash Drain & Wstwtr Rv Series 2017, 4% 7/1/2036	30,000	30,286
Tacoma WA Elec Sys Rev Series 2024A, 5% 1/1/2049	540,000	560,496
Tacoma WA Elec Sys Rev Series 2024A, 5% 1/1/2054	480,000	495,023
Tacoma WA Elec Sys Rev Series 2024B, 5% 1/1/2037	100,000	113,587
TOTAL ELECTRIC UTILITIES		6,911,027
General Obligations - 1.1%
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2033	20,000	20,526
Clark Cnty WA Sch Dist 114 Evergreen Series 2018, 4% 12/1/2034	250,000	255,951
Clark Cnty WA Sch Dist 114 Evergreen Series 2020, 4% 12/1/2036	130,000	133,817
Clark Cnty Wash Sch Dist 37 Vancouver Series 2018, 5% 12/1/2035 (State of Washington Guaranteed)	80,000	84,745
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2037 (State of Washington Guaranteed)	570,000	626,092
King & Snohomish Cnty WA Sch Dist No 417 Series 2022, 5% 12/1/2038 (State of Washington Guaranteed)	235,000	256,920
King Cnty WA Pub Hosp Dist 1 Gen. Oblig. Series 2018, 5% 12/1/2037	150,000	156,662
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	300,000	332,265
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	280,000	308,277
King County WA Gen. Oblig. Series 2024, 5% 12/1/2044	105,000	113,057
North Thurston Pub Schs WA Series 2020, 4% 12/1/2034	650,000	678,084
Pierce Cnty WA Sch Dist No 3 Puyallup Series 2017, 5% 12/1/2032	75,000	77,370
Pierce Cnty WA SD 403 Bethel Series 2019, 5% 12/1/2035 (State of Washington Guaranteed)	170,000	181,675
Port Seattle WA Gen. Oblig. Series 2017, 5% 1/1/2042	1,000,000	1,012,786
Snohomish Cnty WA Sch Dist 15 Edmonds Series 2024, 5% 12/1/2038 (State of Washington Guaranteed)	195,000	220,398
State of Washington Gen. Oblig. 5% 2/1/2040	30,000	32,919
State of Washington Gen. Oblig. 5% 2/1/2046	60,000	63,092
State of Washington Gen. Oblig. 5% 6/1/2044	80,000	85,220
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2037	75,000	75,143
State of Washington Gen. Oblig. Series 2019 D, 5% 6/1/2039	55,000	57,610
State of Washington Gen. Oblig. Series 2020A, 5% 8/1/2040	160,000	167,951
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2039	115,000	121,115
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2040	25,000	26,187
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2038	85,000	90,900
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2040	40,000	42,535
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2041	30,000	31,726
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2037	215,000	234,470
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2042	330,000	348,009
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2037	60,000	65,632
State of Washington Gen. Oblig. Series 2021 F, 5% 6/1/2045	430,000	448,095
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2036	140,000	154,173
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2042	70,000	74,048
State of Washington Gen. Oblig. Series 2021E, 5% 6/1/2043	80,000	84,096
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2044	40,000	41,914
State of Washington Gen. Oblig. Series 2022C, 5% 2/1/2045	30,000	31,409
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2040	100,000	108,929
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2042	100,000	107,095
State of Washington Gen. Oblig. Series 2024 A, 5% 8/1/2037	470,000	530,332
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2039	475,000	535,243
State of Washington Gen. Oblig. Series 2024 C, 5% 2/1/2040	55,000	61,090
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2039	210,000	237,028
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2042	190,000	207,237
State of Washington Gen. Oblig. Series 2025 C, 5% 2/1/2047	1,000,000	1,057,928
State of Washington Gen. Oblig. Series R 2017B, 5% 8/1/2034	35,000	35,407
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2037	35,000	37,719
State of Washington Gen. Oblig. Series R 2023 A, 5% 8/1/2038	55,000	61,684
State of Washington Gen. Oblig. Series R 2023 B, 5% 7/1/2038	405,000	453,943
TOTAL GENERAL OBLIGATIONS		10,168,504
Health Care - 0.5%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2017, 4% 8/15/2042	395,000	372,391
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	135,000	140,848
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	25,000	25,323
Washington St Health Care Facs Auth Rev (Fred Hutchinson Cancer Research Center Proj.) 5% 9/1/2040	300,000	314,508
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series B, 4% 8/15/2039	585,000	579,905
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2037	550,000	550,043
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2026	415,000	419,953
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2025 B, 5% 10/1/2035	500,000	566,528
Washington St Health Care Facs Auth Rev (Seattle Children's Hospital Proj.) Series B, 5% 10/1/2038	20,000	21,413
Washington St Health Care Facs Auth Rev Series 2015A, 4% 10/1/2045	1,250,000	1,113,885
Washington St Health Care Facs Auth Rev Series 2025 A, 5.5% 9/1/2055	1,000,000	1,057,922
TOTAL HEALTH CARE		5,162,719
Housing - 0.0%
King Cnty Wash Hsg Auth Hsg Rev (King Cnty WA Mhsg Rev 2019 Proj.) Series 2025, 5.375% 7/1/2045	215,000	225,050
Washington St Hsg Fin Comm (WA Single Family Prog 11/1/10 Proj.) Series 2023 2N, 4.95% 12/1/2053	360,000	360,679
TOTAL HOUSING		585,729
Lease Revenue - 0.0%
Fyi Properties Wash Lease Rev Series 2019, 5% 6/1/2038	65,000	67,393
Other - 0.4%
Everett Housing Authority/WA Series 2022, 4% 7/1/2037	445,000	442,085
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2037	100,000	111,756
Franklin Cnty Wash Sch Dist No 001 Pasco Series 2023, 5% 12/1/2038	190,000	211,214
Grant Cnty Wash Gen. Oblig. Series 2022, 5.25% 12/1/2047	285,000	299,526
King County WA Gen. Oblig. Series 2024, 5% 12/1/2043	65,000	70,551
Kitsap County School District No 100-C Bremerton Series 2024, 5% 12/1/2043	300,000	322,858
Pierce Cnty WA SD 403 Bethel Series 2024, 5% 12/1/2044	805,000	864,378
WA St Hsg Fin Commission Series 2023A, 5% 7/1/2048	1,160,000	1,148,285
Whatcom Cnty Wash Sch Dist No 501 Bellingham 5% 12/1/2039	150,000	165,287
TOTAL OTHER		3,635,940
Special Tax - 0.0%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2021 S 1, 5% 11/1/2043	35,000	36,958
Fyi Properties Wash Lease Rev (State of Washington Proj.) Series 2019, 5% 6/1/2033	90,000	94,557
King Cnty WA Pub Hosp Dist 002 Gen. Oblig. Series 2020 A, 4% 12/1/2045	105,000	96,136
TOTAL SPECIAL TAX		227,651
Transportation - 0.3%
Port Seattle WA Rev 5% 2/1/2029	25,000	25,045
Port Seattle WA Rev Series 2018A, 5% 5/1/2034 (c)	25,000	25,539
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (c)	45,000	46,912
Port Seattle WA Rev Series 2019, 5% 4/1/2044 (c)	500,000	507,338
Port Seattle WA Rev Series 2021C, 4% 8/1/2036 (c)	505,000	512,022
Port Seattle WA Rev Series 2022B, 5% 8/1/2026 (c)	810,000	819,969
Port Seattle WA Rev Series 2022B, 5% 8/1/2038 (c)	145,000	156,437
Port Seattle WA Rev Series 2024B, 5.25% 7/1/2049 (c)	500,000	516,544
Port Seattle WA Rev Series D, 5% 5/1/2027 (c)	185,000	189,948
TOTAL TRANSPORTATION		2,799,754
Water & Sewer - 0.0%
King Cnty WA Swr Rev 5% 1/1/2040	30,000	33,260
TOTAL WASHINGTON		29,906,198
West Virginia - 0.5%
General Obligations - 0.2%
Berkeley Cnty WV Brd Ed Series 2023, 4% 6/1/2036	50,000	52,384
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2036	210,000	219,603
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2031	1,000,000	1,059,518
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2032	160,000	169,142
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2033	90,000	94,967
West Virginia St Gen. Oblig. Series 2018 B, 5% 6/1/2037	185,000	193,205
TOTAL GENERAL OBLIGATIONS		1,788,819
Health Care - 0.2%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 4% 6/1/2029	80,000	80,310
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 A, 4% 6/1/2051	475,000	413,508
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2040	85,000	91,801
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2041	215,000	230,034
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2023 A, 5% 6/1/2043	125,000	130,927
West Virginia St Hosp Fin Auth Hosp Rev Series 2018 A, 5% 6/1/2052	1,045,000	1,032,549
TOTAL HEALTH CARE		1,979,129
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2018A, 5% 9/1/2033	45,000	46,530
West Virginia Parkways Authority Series 2021, 3% 6/1/2041	25,000	21,746
West Virginia Parkways Authority Series 2021, 5% 6/1/2036	80,000	87,680
West Virginia Parkways Authority Series 2021, 5% 6/1/2037	245,000	267,084
West Virginia Parkways Authority Series 2021, 5% 6/1/2038	30,000	32,557
West Virginia Parkways Authority Series 2021, 5% 6/1/2039	345,000	372,714
West Virginia Parkways Authority Series 2021, 5% 6/1/2040	65,000	69,636
TOTAL TRANSPORTATION		897,947
TOTAL WEST VIRGINIA		4,665,895
Wisconsin - 2.1%
Education - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2022, 4% 12/1/2046	585,000	525,486
General Obligations - 0.4%
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2042	650,000	711,577
Racine WI Uni Sch Dist 4% 4/1/2044 (Assured Guaranty Inc Insured)	525,000	520,894
Racine WI Uni Sch Dist 5% 4/1/2038 (Assured Guaranty Inc Insured)	285,000	307,551
Racine WI Uni Sch Dist 5% 4/1/2039 (Assured Guaranty Inc Insured)	80,000	86,051
Racine WI Uni Sch Dist 5% 4/1/2040 (Assured Guaranty Inc Insured)	170,000	181,977
Racine WI Uni Sch Dist 5% 4/1/2041 (Assured Guaranty Inc Insured)	65,000	69,204
Racine WI Uni Sch Dist 5% 4/1/2041 (Build America Mutual Assurance Co Insured)	100,000	107,035
Wisconsin St Gen. Oblig. 5% 5/1/2039	470,000	517,221
Wisconsin St Gen. Oblig. 5% 5/1/2039	155,000	170,573
Wisconsin St Gen. Oblig. Series 2019 B, 4% 5/1/2032	30,000	30,506
Wisconsin St Gen. Oblig. Series 2021 2, 5% 5/1/2031	1,000,000	1,106,308
Wisconsin St Gen. Oblig. Series 2023B, 5% 5/1/2038	140,000	154,845
Wisconsin St Gen. Oblig. Series 2024C, 5% 5/1/2040	120,000	133,728
TOTAL GENERAL OBLIGATIONS		4,097,470
Health Care - 1.2%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	345,000	261,665
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	550,000	543,404
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2025 A, 5.5% 6/1/2055	250,000	261,532
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	1,515,000	1,537,283
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2026	195,000	198,125
Public Fin Auth Wis Health Care Sys Rev (Cone Health Proj.) 5% 10/1/2027	320,000	331,739
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 4% 11/15/2037	600,000	602,393
Public Fin Auth Wis Retirementcmntys Rev Series 2020A, 5% 11/15/2041	1,000,000	1,027,638
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2049	290,000	297,720
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 4% 8/15/2036	250,000	251,580
Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health Inc Proj.) Series 2018 A, 5% 8/15/2034	115,000	120,677
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2018 A, 4% 8/15/2037	135,000	135,541
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2019 A, 5% 11/15/2027	250,000	260,155
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2027	60,000	61,525
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	605,000	503,353
Wisconsin Health & Educational Facilities Authority (Thedacare Inc Proj.) Series 2019, 3.125% 12/15/2049	355,000	266,126
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2036	100,000	100,563
Wisconsin Health & Educational Facilities Authority Series 2017, 4% 8/15/2047	1,215,000	1,090,966
Wisconsin Health & Educational Facilities Authority Series 2018 A, 4% 8/15/2035	100,000	100,798
Wisconsin Health & Educational Facilities Authority Series 2018, 4.125% 4/1/2046	700,000	648,949
Wisconsin Health & Educational Facilities Authority Series 2018, 5% 4/1/2037	100,000	104,058
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	175,000	153,153
Wisconsin St Health & Edl Facs Auth Rev (Hospital Sisters Svcs Inc Proj.) Series 2025A, 5.5% 8/15/2048 (Assured Guaranty Inc Insured)	600,000	638,192
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2029	585,000	626,303
Wisconsin St Health & Edl Facs Auth Rev Series 2024, 5% 8/15/2039	230,000	256,197
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2041	555,000	599,609
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2043	210,000	221,824
Wisconsin St Health & Edl Facs Auth Rev Series 2024A, 5% 4/1/2044	110,000	115,243
TOTAL HEALTH CARE		11,316,311
Housing - 0.2%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.5% 9/1/2044	200,000	199,136
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2024 C, 4.75% 3/1/2051	965,000	946,914
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2023 A, 4.85% 9/1/2043	150,000	153,459
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Series 2024 A, 6% 9/1/2054	600,000	648,826
TOTAL HOUSING		1,948,335
Other - 0.0%
Racine WI Uni Sch Dist 5% 4/1/2039 (Build America Mutual Assurance Co Insured)	145,000	157,508
Pooled Loans - 0.2%
Public Fin Auth WI Revenue Series 2025 1 CL A, 4% tender 1/1/2055 (b)(f)	1,500,000	1,498,704
Special Tax - 0.1%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Inc Insured) (d)	1,170,000	345,771
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2055 (Assured Guaranty Inc Insured) (d)	1,170,000	262,920
Wisconsin St Transn Rev Series 2021 A, 5% 7/1/2035	145,000	158,570
Wisconsin St Transn Rev Series 2023 A, 5% 7/1/2042	400,000	434,963
TOTAL SPECIAL TAX		1,202,224
Water & Sewer - 0.0%
State of Wisconsin Series 2020 A, 5% 6/1/2038	40,000	42,428
TOTAL WISCONSIN		20,788,466
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2040 (Assured Guaranty Inc Insured)	25,000	25,202
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) 4.4% 12/1/2043	90,000	90,164
TOTAL WYOMING		115,366
TOTAL MUNICIPAL SECURITIES (Cost $886,393,734)		899,412,101

Money Market Funds - 4.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $40,452,702)	3.07	40,444,613	40,452,702

TOTAL INVESTMENT IN SECURITIES - 99.2% (Cost $960,531,195)	973,696,053
NET OTHER ASSETS (LIABILITIES) - 0.8%	7,563,122
NET ASSETS - 100.0%	981,259,175

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Interest Rate Contracts
CBOT 5Y US Treasury Notes Contracts (United States)	220	3/2026	24,024,688	(24,509)

The notional amount of long futures as a percentage of Net Assets is 2.4%.

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Zero coupon bond which is issued at a discount.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,498,704 or 0.2% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	14,116,704	142,974,043	116,638,045	403,610	-	-	40,452,702	40,444,613	1.0%
Total	14,116,704	142,974,043	116,638,045	403,610	-	-	40,452,702

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of December 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Fixed-Income Funds	33,831,250	33,831,250	-	-

Municipal Securities
Education	32,699,679	-	32,699,679	-
Electric Utilities	39,914,021	-	39,914,021	-
Escrowed/Pre-Refunded	1,234,052	-	1,234,052	-
General Obligations	279,465,213	-	279,465,213	-
Health Care	123,598,892	-	123,598,892	-
Housing	49,966,447	-	49,966,447	-
Industrial Development	1,946,793	-	1,946,793	-
Lease Revenue	8,707,846	-	8,707,846	-
Other	43,636,910	-	43,636,910	-
Pooled Loans	1,498,704	-	1,498,704	-
Special Tax	125,353,346	-	125,353,346	-
Tobacco Bonds	1,411,511	-	1,411,511	-
Transportation	141,408,205	-	141,408,205	-
Water & Sewer	48,570,482	-	48,570,482	-

Money Market Funds	40,452,702	40,452,702	-	-
Total Investments in Securities:	973,696,053	74,283,952	899,412,101	-
Derivative Instruments:

Liabilities
Futures Contracts	(24,509)	(24,509)	-	-
Total Liabilities	(24,509)	(24,509)	-	-
Total Derivative Instruments:	(24,509)	(24,509)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2025. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	-	(24,509)
Total Interest Rate Risk	-	(24,509)
Total Value of Derivatives	-	(24,509)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $920,078,493)	$933,243,351
Fidelity Central Funds (cost $40,452,702)	40,452,702

Total Investment in Securities (cost $960,531,195)		$973,696,053
Segregated cash with brokers for derivative instruments		275,000
Cash		273,046
Receivable for fund shares sold		1,675,040
Interest receivable		11,576,717
Distributions receivable from Fidelity Central Funds		85,869
Prepaid expenses		5,249
Receivable from investment adviser for expense reductions		77,754
Other receivables		139
Total assets		987,664,867
Liabilities
Payable for investments purchased
Regular delivery	$1,597,538
Delayed delivery	2,000,000
Payable for fund shares redeemed	151,939
Distributions payable	2,334,949
Accrued management fee	154,108
Payable for daily variation margin on futures contracts	48,125
Other payables and accrued expenses	119,033
Total liabilities		6,405,692
Net Assets		$981,259,175
Net Assets consist of:
Paid in capital		$968,003,439
Total accumulated earnings (loss)		13,255,736
Net Assets		$981,259,175
Net Asset Value, offering price and redemption price per share ($981,259,175 ÷ 96,838,616 shares)		$10.13
Statement of Operations
Six months ended December 31, 2025 (Unaudited)
Investment Income
Dividends		$252,949
Interest		10,638,668
Income from Fidelity Central Funds		403,214
Total income		11,294,831
Expenses
Management fee	$572,836
Custodian fees and expenses	11,028
Independent trustees' fees and expenses	475
Registration fees	211,706
Audit fees	28,380
Legal	273
Miscellaneous	240
Total expenses before reductions	824,938
Expense reductions	(392,652)
Total expenses after reductions		432,286
Net Investment income (loss)		10,862,545
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	653,272
Capital gain distributions from Fidelity Central Funds	396
Total net realized gain (loss)		653,668
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	12,739,814
Futures contracts	(24,509)
Total change in net unrealized appreciation (depreciation)		12,715,305
Net gain (loss)		13,368,973
Net increase (decrease) in net assets resulting from operations		$24,231,518
Statement of Changes in Net Assets

	Six months ended December 31, 2025 (Unaudited)	For the period March 18, 2025 (commencement of operations) through June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,862,545	$608,203
Net realized gain (loss)	653,668	1,920
Change in net unrealized appreciation (depreciation)	12,715,305	425,044
Net increase (decrease) in net assets resulting from operations	24,231,518	1,035,167
Distributions to shareholders	(11,411,821)	(599,129)

Share transactions
Proceeds from sales of shares	837,998,707	179,310,222
Reinvestment of distributions	1,965,507	337,846
Cost of shares redeemed	(50,776,644)	(832,198)

Net increase (decrease) in net assets resulting from share transactions	789,187,570	178,815,870
Total increase (decrease) in net assets	802,007,267	179,251,908

Net Assets
Beginning of period	179,251,908	-
End of period	$981,259,175	$179,251,908

Other Information
Shares
Sold	83,520,586	18,202,945
Issued in reinvestment of distributions	194,682	34,248
Redeemed	(5,029,358)	(84,487)
Net increase (decrease)	78,685,910	18,152,706

Financial Highlights
Fidelity® SAI Enhanced Municipal Income Fund

	Six months ended December 31, 2025 (Unaudited)	Years ended June 30, 2025 A
Selected Per-Share Data
Net asset value, beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.190	.103
Net realized and unrealized gain (loss)	.267	(.131) D
Total from investment operations	.457	(.028)
Distributions from net investment income	(.189)	(.102)
Distributions from net realized gain	(.008)	-
Total distributions	(.197)	(.102)
Net asset value, end of period	$10.13	$9.87
Total Return E,F	4.67%	(.27)%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.29% I	.52% I,J
Expenses net of fee waivers, if any	.15 % I	.15% I
Expenses net of all reductions, if any	.15% I	.15% I
Net investment income (loss)	3.77% I	3.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$981,259	$179,252
Portfolio turnover rate K	26 % I	21% L

AFor the period March 18, 2025 (commencement of operations) through June 30, 2025.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
ETotal returns for periods of less than one year are not annualized.
FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2025

1. Organization.
Fidelity SAI Enhanced Municipal Income Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2025 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, market discount and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,533,189
Gross unrealized depreciation	(1,230,441)
Net unrealized appreciation (depreciation)	$13,302,748
Tax cost	$960,368,796

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Enhanced Municipal Income Fund	827,525,003	71,468,378
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity SAI Enhanced Municipal Income Fund	56

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.

Amount ($)
Fidelity SAI Enhanced Municipal Income Fund	96
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .15% of average net assets. This reimbursement will remain in place through October 31, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $392,497.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $155.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Municipal Bond Fund
Fidelity SAI Enhanced Municipal Income Fund	20%
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9918393.100
SEB-SANN-0226

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 20, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 20, 2026